UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Item 1. Reports to Stockholders

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 970.90	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 971.00	$ .98
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.13%
Actual		$ 1,000.00	$ 971.80	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 972.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,030.80	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,031.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,031.80	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,032.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.7	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.5	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.5
Itau Unibanco Holding SA (Brazil, Banks)	1.2	1.1
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.2	1.6
Naspers Ltd. Class N (South Africa, Media)	1.1	1.1
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	1.0
Ambev SA (Brazil, Beverages)	1.0	0.9
	14.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	28.8
Energy	12.1	10.7
Information Technology	11.9	13.3
Materials	9.3	9.6
Consumer Staples	8.7	9.1
Telecommunication Services	8.5	8.6
Consumer Discretionary	6.5	6.4
Industrials	5.8	5.0
Utilities	3.6	3.4
Health Care	2.0	1.5
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Taiwan 13.3%
Brazil 13.3%
China 11.4%
India 9.5%
South Africa 9.3%
Mexico 5.6%
Russia 5.2%
Malaysia 5.0%
Hong Kong 4.1%
Other* 23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Brazil 14.0%
Taiwan 12.6%
China 12.0%
South Africa 9.0%
India 8.5%
Russia 6.8%
Mexico 5.2%
Malaysia 4.6%
Hong Kong 4.3%
Other* 23.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
Bermuda - 1.0%
Beijing Enterprises Water Group Ltd.	282,000	$ 178,956
Brilliance China Automotive Holdings Ltd.	198,000	305,953
China Foods Ltd. (a)	52,000	17,573
China Gas Holdings Ltd.	112,000	182,021
China Resources Gas Group Ltd.	52,000	153,929
China Yurun Food Group Ltd. (a)	85,000	40,894
CITIC Resources Holdings Ltd. (a)	112,000	16,180
Cosco Pacific Ltd.	122,974	164,643
Credicorp Ltd.	2,404	359,398
Credicorp Ltd. (United States)	1,467	218,950
GOME Electrical Appliances Holdings Ltd.	836,000	157,432
Haier Electronics Group Co. Ltd.	56,000	137,527
Hopson Development Holdings Ltd. (a)	48,000	46,929
Kunlun Energy Co. Ltd.	204,000	318,382
Nine Dragons Paper (Holdings) Ltd.	110,000	72,218
Shenzhen International Holdings Ltd.	62,250	75,475
Sihuan Pharmaceutical Holdings Group Ltd.	132,000	145,400
Sinofert Holdings Ltd.	98,000	12,135
TOTAL BERMUDA		2,603,995
Brazil - 7.9%
AES Tiete SA	6,600	43,216
All America Latina Logistica SA	32,000	126,723
Ambev SA (a)	344,000	2,514,721
Ambev SA rights 5/22/14 (a)	481	54
Anhanguera Educacional Participacoes SA	31,800	196,811
Banco Bradesco SA	35,880	551,134
Banco do Brasil SA	63,100	662,483
Banco Santander SA (Brasil) unit	68,700	459,078
BB Seguridade Participacoes SA	43,900	514,455
BM&F BOVESPA SA	139,200	711,685
BR Malls Participacoes SA	31,500	271,100
BR Properties SA	15,100	120,610
Brasil Foods SA	64,300	1,456,284
BTG Pactual Participations Ltd. unit	18,500	252,474
CCR SA	63,300	495,385
Centrais Eletricas Brasileiras SA (Electrobras)	20,100	70,133
Cetip SA - Mercados Organizado	16,203	206,448
Cia. Hering SA	10,800	114,115
Cielo SA	53,128	941,162
Companhia de Gas de Sao Paulo rights 5/28/14 (a)	17	0
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	25,400	$ 240,587
Companhia Energetica de Minas Gerais (CEMIG)	5,880	45,173
Companhia Paranaense de Energia-Copel	2,200	21,706
Companhia Siderurgica Nacional SA (CSN)	53,400	205,002
Cosan SA Industria e Comercio	7,500	128,624
CPFL Energia SA	21,600	183,185
Cyrela Brazil Realty SA	19,100	115,812
Drogasil SA	18,500	157,641
Duratex SA	22,297	96,498
Ecorodovias Infraestrutura e Logistica SA	14,900	89,076
Embraer SA	52,000	449,629
Energias do Brasil SA	19,400	84,308
Fibria Celulose SA (a)	16,600	165,274
Gerdau SA	8,700	42,178
Guararapes Confeccoes SA	500	23,321
Hypermarcas SA	28,500	210,003
Itau Unibanco Holding SA	23,000	354,322
JBS SA	53,000	183,025
Klabin SA:
rights 5/23/14 (a)	1,293	58
unit	35,800	187,851
Kroton Educacional SA	17,600	376,982
Light SA	5,500	43,906
Localiza Rent A Car SA	10,690	159,649
Lojas Americanas SA	10,146	64,842
Lojas Renner SA	9,200	270,667
M. Dias Branco SA	3,400	146,964
MRV Engenharia e Participacoes SA	22,600	71,558
Multiplan Empreendimentos Imobiliarios SA	5,300	117,136
Multiplus SA	3,000	38,385
Natura Cosmeticos SA	12,300	210,668
Obrascon Huarte Lain Brasil SA	4,600	38,001
Oi SA	19,300	19,475
Petroleo Brasileiro SA - Petrobras (ON)	275,100	1,928,383
Porto Seguro SA	7,300	106,402
Souza Cruz SA	28,200	257,370
Sul America SA unit	10,128	74,265
Terna Participacoes SA unit	6,800	60,841
TIM Participacoes SA	59,200	321,256
Totvs SA	10,100	164,925
Tractebel Energia SA	14,600	217,126
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	27,900	$ 700,456
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	10,700	38,438
Vale SA	103,200	1,360,727
Weg SA	20,020	241,614
TOTAL BRAZIL		19,721,380
Cayman Islands - 3.6%
Agile Property Holdings Ltd.	100,000	81,130
Anta Sports Products Ltd.	63,000	92,148
Belle International Holdings Ltd.	390,000	403,937
Biostime International Holdings Ltd.	10,500	69,748
Bosideng International Holdings Ltd.	204,000	29,996
China Dongxiang Group Co. Ltd.	224,000	39,582
China Hongqiao Group Ltd.	73,000	49,904
China Huishan Dairy Hld Co. Ltd. (d)	545,000	123,721
China Resources Cement Holdings Ltd.	157,064	108,991
China Resources Land Ltd.	136,000	279,966
China State Construction International Holdings Ltd.	120,000	200,285
China Zhongwang Holdings Ltd.	88,400	27,593
Cimc Enric Holdings Ltd.	42,000	60,782
Country Garden Holdings Co. Ltd.	330,000	132,375
ENN Energy Holdings Ltd.	54,000	377,508
Evergrande Real Estate Group Ltd. (d)	432,000	192,794
GCL-Poly Energy Holdings Ltd. (a)	762,000	228,022
Geely Automobile Holdings Ltd.	340,000	117,968
Golden Eagle Retail Group Ltd. (H Shares)	40,000	51,593
Greentown China Holdings Ltd.	54,000	54,328
Haitian International Holdings Ltd.	42,000	84,618
Hengan International Group Co. Ltd.	55,000	579,231
Kingboard Chemical Holdings Ltd.	53,000	101,038
Kingboard Laminates Holdings Ltd.	55,000	21,282
Kingsoft Corp. Ltd. (d)	53,000	163,041
KWG Property Holding Ltd.	85,500	47,310
Lee & Man Paper Manufacturing Ltd.	100,000	54,302
Li Ning Co. Ltd. (a)	74,000	51,542
Longfor Properties Co. Ltd.	103,000	133,118
Renhe Commercial Holdings Co. Ltd. (a)	764,000	43,852
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	10,912
Shenzhou International Group Holdings Ltd.	41,000	141,198
Shimao Property Holdings Ltd.	88,000	173,663
Sino Biopharmaceutical Ltd.	204,000	159,717
SOHO China Ltd.	122,500	97,489
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	67,800	$ 4,225,612
TPK Holding Co. Ltd.	17,775	135,527
Zhongsheng Group Holdings Ltd. Class H	41,000	49,816
TOTAL CAYMAN ISLANDS		8,995,639
Chile - 1.6%
AES Gener SA	200,107	107,633
AES Gener SA rights 4/30/14 (a)	6,535	562
Aguas Andinas SA	207,327	127,904
Banco de Chile	1,695,342	217,831
Banco de Credito e Inversiones	3,147	174,011
Banco Santander Chile	4,541,119	274,436
CAP SA	5,441	81,578
Cencosud SA	83,495	278,191
Colbun SA	561,009	138,807
Compania Cervecerias Unidas SA	10,686	126,129
Compania de Petroleos de Chile SA (COPEC)	27,122	349,927
CorpBanca SA	12,235,604	140,949
Empresa Nacional de Electricidad SA	238,340	352,596
Empresa Nacional de Electricidad SA sponsored ADR	203	8,946
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,853	96,406
Empresas CMPC SA	77,875	173,345
Enersis SA	1,457,194	471,308
Enersis SA sponsored ADR	300	4,830
LATAM Airlines Group SA	25,063	382,438
LATAM Airlines Group SA sponsored ADR (d)	212	3,250
S.A.C.I. Falabella	34,662	294,862
Sociedad Matriz Banco de Chile Class B	332,224	102,154
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	5,359
TOTAL CHILE		3,913,452
China - 11.4%
Agricultural Bank of China Ltd. (H Shares)	1,711,000	717,243
Air China Ltd. (H Shares)	124,000	70,373
Aluminum Corp. of China Ltd. (H Shares) (a)(d)	268,000	96,086
Angang Steel Co. Ltd. (H Shares) (a)	70,000	42,435
Anhui Conch Cement Co. Ltd. (H Shares) (d)	87,500	325,038
Anhui Expressway Co. Ltd. (H Shares)	20,000	10,886
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	12,306
AviChina Industry & Technology Co. Ltd. (H Shares)	164,000	87,574
Bank Communications Co. Ltd. (H Shares)	586,000	364,316
Bank of China Ltd. (H Shares)	5,569,000	2,449,428
Common Stocks - continued
	Shares	Value
China - continued
BBMG Corp. (H Shares)	86,000	$ 60,454
Beijing Capital International Airport Co. Ltd. (H Shares)	112,000	77,720
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	114,000	48,965
Beijing North Star Co. Ltd. (H Shares)	26,000	6,070
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,869
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	16,334
BYD Co. Ltd. (H Shares) (a)(d)	43,000	231,557
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	85,000	56,682
China BlueChemical Ltd. (H Shares)	136,000	72,974
China Cinda Asset Mngmt Co. Ltd. (H Shares) (d)	241,000	121,231
China CITIC Bank Corp. Ltd. (H Shares)	564,000	336,089
China Coal Energy Co. Ltd. (H Shares)	317,000	171,319
China Communications Construction Co. Ltd. (H Shares)	342,000	223,649
China Communications Services Corp. Ltd. (H Shares)	200,000	101,381
China Construction Bank Corp. (H Shares)	5,330,000	3,678,019
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	74,840
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	29,594
China Galaxy Securities Co. Ltd. (H Shares)	83,000	48,603
China International Marine Containers (Group) Ltd. (H Shares)	44,700	87,982
China Life Insurance Co. Ltd. (H Shares)	550,000	1,430,855
China Longyuan Power Grid Corp. Ltd. (H Shares)	245,000	252,175
China Machinery Engineering Co. (H Shares)	39,000	25,755
China Merchants Bank Co. Ltd. (H Shares)	332,846	594,172
China Merchants Property Development Co. Ltd. (B Shares)	8,700	19,402
China Minsheng Banking Corp. Ltd. (H Shares)	369,000	371,239
China Molybdenum Co. Ltd. (H Shares)	83,000	36,934
China National Building Materials Co. Ltd. (H Shares)	220,000	207,998
China National Materials Co. Ltd. (H Shares)	68,000	13,156
China Oilfield Services Ltd. (H Shares)	132,000	314,636
China Pacific Insurance Group Co. Ltd. (H Shares)	166,000	520,292
China Petroleum & Chemical Corp. (H Shares)	1,885,000	1,673,420
China Railway Construction Corp. Ltd. (H Shares)	128,000	105,828
China Railway Group Ltd. (H Shares)	258,000	114,808
China Shenhua Energy Co. Ltd. (H Shares)	254,500	689,351
China Shipping Container Lines Co. Ltd. (H Shares) (a)	338,000	80,653
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	44,845
China Southern Airlines Ltd. (H Shares)	156,000	46,585
China Telecom Corp. Ltd. (H Shares)	1,190,000	608,791
China Vanke Co. Ltd. (B Shares)	101,100	168,610
Chongqing Changan Automobile Co. Ltd. (B Shares)	63,600	114,847
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	227,000	99,549
Common Stocks - continued
	Shares	Value
China - continued
CITIC Securities Co. Ltd. (H Shares)	69,000	$ 138,481
CSG Holding Co. Ltd. (B Shares)	47,700	36,977
CSR Corp. Ltd. (H Shares)	144,000	105,126
Datang International Power Generation Co. Ltd. (H Shares)	210,000	78,280
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,256
Dongfang Electric Corp. Ltd. (H Shares)	19,000	29,653
Dongfeng Motor Group Co. Ltd. (H Shares)	212,000	282,741
Double Coin Holdings Ltd. (B Shares)	19,000	13,338
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	6,648
Great Wall Motor Co. Ltd. (H Shares)	74,500	337,285
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	25,657
Guangshen Railway Co. Ltd. (H Shares)	122,000	46,106
Guangzhou Automobile Group Co. Ltd. (H Shares)	172,000	173,488
Guangzhou Baiyunshan Pharma Health (H Shares)	14,000	41,713
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	90,327
Guangzhou Shipyard International Ltd. (H Shares)	16,000	28,356
Haitong Securities Co. Ltd. (H Shares)	107,600	150,444
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	25,709
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	5,568
Huadian Fuxin Energy Corp. Ltd. (H Shares)	122,000	56,964
Huadian Power International Corp. Ltd. (H Shares)	96,000	52,130
Huaneng Power International, Inc. (H Shares)	232,000	226,525
Huaneng Renewables Corp. Ltd. (H Shares)	178,000	55,102
Huishang Bank Corp. Ltd.	117,000	53,120
Industrial & Commercial Bank of China Ltd. (H Shares)	5,322,000	3,179,992
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	36,808
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	75,762	95,233
Jiangling Motors Corp. Ltd. (B Shares)	8,300	30,918
Jiangsu Expressway Co. Ltd. (H Shares)	100,000	112,602
Jiangxi Copper Co. Ltd. (H Shares)	102,000	168,400
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,279
Lianhua Supermarket Holdings Ltd. (H Shares)	43,000	23,849
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	22,985
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	41,704
New China Life Insurance Co. Ltd. (H Shares) (a)	52,500	154,731
People's Insurance Co. of China Group (H Shares)	301,000	115,307
PetroChina Co. Ltd. (H Shares)	1,560,000	1,799,889
PICC Property & Casualty Co. Ltd. (H Shares)	226,008	297,926
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	141,500	1,046,702
Shandong Chenming Paper Holdings Ltd. (B Shares)	50,400	24,833
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	132,000	132,801
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	15,048
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	$ 84,695
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	31,000	104,760
Shanghai Friendship Group, Inc. (B Shares)	13,200	17,754
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	17,690
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	12,600
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	36
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	18,234
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	50,829
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,000	78,757
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	25,652
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	26,756
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	20,550
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	7,015
Shenzhen Expressway Co. (H Shares)	52,000	23,743
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,151
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	79,500	88,801
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	225,000	54,850
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	168,000	37,271
Sinopharm Group Co. Ltd. (H Shares)	71,200	187,345
Sinotrans Ltd. (H Shares)	131,000	72,318
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	7,422
TravelSky Technology Ltd. (H Shares)	82,000	62,508
Tsingtao Brewery Co. Ltd. (H Shares)	28,000	203,871
Weichai Power Co. Ltd. (H Shares)	36,800	128,158
Weifu High-Technology Co. Ltd. (B Shares)	9,150	29,812
Wumart Stores, Inc. (H Shares)	38,000	37,299
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	23,400	25,413
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	15,620	38,743
Yanzhou Coal Mining Co. Ltd. (H Shares)	134,000	100,558
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	33,587
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	91,741
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	39,500	115,907
Zijin Mining Group Co. Ltd. (H Shares)	456,000	111,163
ZTE Corp. (H Shares) (a)	44,000	89,783
TOTAL CHINA		28,566,691
Colombia - 0.8%
Almacenes Exito SA	16,118	245,527
BanColombia SA sponsored ADR	76	4,327
Common Stocks - continued
	Shares	Value
Colombia - continued
Cementos Argos SA	31,667	$ 176,602
Cemex Latam Holdings SA (a)	12,173	112,391
Corp. Financiera Colombiana SA	7,640	147,705
Ecopetrol SA	366,867	682,936
Grupo de Inversiones Suramerica SA	16,596	323,766
Interconexion Electrica SA ESP	23,892	112,022
Isagen SA	58,815	96,123
TOTAL COLOMBIA		1,901,399
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	11,607	348,980
Komercni Banka A/S	1,155	266,140
Telefonica Czech Rep A/S	7,110	107,712
TOTAL CZECH REPUBLIC		722,832
Egypt - 0.3%
Commercial International Bank SAE	57,700	306,880
Commercial International Bank SAE sponsored GDR	2,265	11,393
EFG-Hermes Holding SAE	41,279	75,695
Egyptian Kuwaiti Holding	66,544	69,871
Egyptian Kuwaiti Holding rights 5/1/14 (a)	8,031	1,446
El Ezz Steel Rebars SAE (a)	10,314	24,786
Elsewedy Electric Co.	5,895	28,602
JUHAYNA Food Industries	23,744	41,338
Orascom Telecom Holding SAE (a)	181,783	135,672
Sidi Kerir Petrochemcials Co.	8,487	23,617
Talaat Moustafa Group Holding	73,921	94,939
Telecom Egypt SAE	24,222	51,434
TOTAL EGYPT		865,673
Hong Kong - 4.1%
Beijing Enterprises Holdings Ltd.	38,000	330,352
China Agri-Industries Holdings Ltd.	130,630	52,232
China Everbright International Ltd.	192,000	240,714
China Everbright Ltd.	64,000	85,521
China Insurance International Holdings Co. Ltd. (a)	60,000	95,190
China Merchant Holdings International Co. Ltd.	84,260	263,552
China Mobile Ltd.	384,500	3,659,856
China Overseas Land and Investment Ltd.	304,000	745,791
China Pharmaceutical Group Ltd.	238,000	198,002
China Resources Enterprise Ltd.	88,000	250,279
China Resources Power Holdings Co. Ltd.	144,000	362,185
China Unicom Ltd.	328,000	502,836
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CITIC Pacific Ltd. (d)	114,000	$ 199,975
CNOOC Ltd.	1,169,000	1,932,181
CNOOC Ltd. sponsored ADR	200	33,038
Far East Horizon Ltd.	102,000	69,070
Fosun International Ltd.	102,000	123,406
Fosun International Ltd. rights 5/13/14 (a)	7,956	36
Franshion Properties China Ltd.	268,000	84,345
Guangdong Investment Ltd.	168,000	182,671
Lenovo Group Ltd.	452,000	514,209
Poly Property Group Co. Ltd.	137,000	59,374
Shanghai Industrial Holdings Ltd.	35,000	108,346
Shenzhen Investment Ltd.	128,752	42,015
Sino-Ocean Land Holdings Ltd.	266,177	140,763
Sinotruk Hong Kong Ltd.	38,500	20,410
Yuexiu Property Co. Ltd.	402,000	77,777
TOTAL HONG KONG		10,374,126
Hungary - 0.3%
Magyar Telekom PLC	26,184	37,303
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,458	198,623
OTP Bank PLC	13,434	255,854
Richter Gedeon PLC	10,393	177,913
TOTAL HUNGARY		669,693
India - 9.5%
ABB Ltd. India	3,605	50,475
ACC Ltd.	2,847	61,032
Adani Enterprises Ltd.	19,362	134,136
Adani Power Ltd. (a)	34,712	27,711
Aditya Birla Nuvo Ltd. (a)	2,185	40,105
Ambuja Cements Ltd.	47,666	156,279
Ashok Leyland Ltd.	42,573	15,705
Asian Paints India Ltd.	21,526	180,285
Axis Bank Ltd.	21,137	534,086
Bajaj Auto Ltd.	5,349	169,578
Bajaj Holdings & Investment Ltd.	2,657	46,237
Bank of Baroda	6,403	86,727
Bank of India	9,191	35,681
Bharat Electronics Ltd.	1,025	20,573
Bharat Forge Ltd.	8,304	56,145
Bharat Heavy Electricals Ltd.	40,818	122,119
Bharat Petroleum Corp. Ltd.	13,541	102,127
Common Stocks - continued
	Shares	Value
India - continued
Bharti Airtel Ltd.	95,015	$ 516,781
Bharti Infratel Ltd. (a)	13,975	49,966
Cadila Healthcare Ltd.	3,522	57,120
Cairn India Ltd.	34,583	192,166
Canara Bank Ltd.	5,495	26,024
Castrol India Ltd.	7,149	35,096
Cipla Ltd.	23,209	152,937
Coal India Ltd.	46,701	225,975
Colgate-Palmolive (India)	2,272	54,044
Container Corp. of India Ltd.	3,718	60,115
Corporation Bank Ltd.	1,500	7,307
Crompton Greaves Ltd.	11,890	32,448
Cummins India Ltd.	5,257	47,768
Dabur India Ltd.	32,318	96,046
Divi's Laboratories Ltd.	3,022	69,206
DLF Ltd.	30,222	70,225
Dr. Reddy's Laboratories Ltd.	6,076	272,683
Essar Oil Ltd. (a)	6,300	6,116
Exide Industries Ltd.	20,175	40,056
GAIL India Ltd.	20,802	127,644
GlaxoSmithKline Consumer Healthcare Ltd.	800	55,372
GlaxoSmithKline Pharmaceuticals Ltd.	1,502	61,417
Glenmark Pharmaceuticals Ltd. (a)	8,193	82,120
GMR Infrastructure Ltd. (a)	95,102	39,182
Godrej Consumer Products Ltd.	9,233	122,234
Godrej Industries Ltd.	5,701	28,559
Grasim Industries Ltd.	1,387	61,271
Great Eastern Shipping Co. Ltd.	3,246	18,023
HCL Technologies Ltd.	19,317	449,305
HDFC Bank Ltd.	82,559	1,033,117
Hero Motocorp Ltd.	5,926	216,186
Hindalco Industries Ltd.	63,102	140,506
Hindustan Petroleum Corp. Ltd.	7,939	42,364
Hindustan Unilever Ltd.	52,998	498,655
Hindustan Zinc Ltd. (a)	13,916	29,740
Housing Development Finance Corp. Ltd.	115,236	1,715,596
ICICI Bank Ltd.	41,787	861,564
IDBI Bank Ltd.	15,445	17,464
Idea Cellular Ltd.	59,930	133,840
IDFC Ltd.	55,030	104,006
Indian Oil Corp. Ltd. (a)	22,299	97,400
IndusInd Bank Ltd.	17,361	140,614
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	35,013	$ 1,862,826
ITC Ltd.	140,933	796,202
Jaiprakash Associates Ltd.	69,022	61,624
Jindal Steel & Power Ltd. (a)	26,744	113,179
JSW Energy Ltd.	23,781	21,133
JSW Steel Ltd.	9,122	163,800
Kotak Mahindra Bank Ltd. (a)	20,028	266,509
Larsen & Toubro Ltd.	15,922	341,618
Lupin Ltd.	9,167	156,421
Mahindra & Mahindra Financial Services Ltd.	20,377	83,126
Mahindra & Mahindra Ltd.	22,352	398,085
Mangalore Refinery & Petrochemicals Ltd. (a)	8,733	8,644
Maruti Suzuki India Ltd.	4,930	158,439
Mphasis BFL Ltd. (a)	5,748	39,330
Mundra Port and SEZ Ltd.	35,118	109,578
Nestle India Ltd.	1,770	139,945
NHPC Ltd.	159,821	50,346
NMDC Ltd.	59,496	148,160
NTPC Ltd.	144,822	279,367
Oil & Natural Gas Corp. Ltd.	152,026	819,426
Oil India Ltd.	8,229	65,113
Oracle Finance Services Software Ltd. (a)	1,546	76,907
Oriental Bank of Commerce	2,372	9,728
Piramal Enterprises Ltd.	6,800	60,942
Power Finance Corp. Ltd.	23,941	72,976
Power Grid Corp. of India Ltd.	88,036	154,426
Punjab National Bank	4,147	55,344
Ranbaxy Laboratories Ltd. (a)	9,689	76,055
Reliance Capital Ltd. (a)	7,438	43,797
Reliance Communication Ltd. (a)	45,632	92,641
Reliance Industries Ltd.	117,124	1,817,204
Reliance Infrastructure Ltd. (a)	10,140	85,505
Reliance Power Ltd. (a)	34,053	38,646
Rural Electrification Corp. Ltd.	23,864	94,127
Sesa Sterlite Ltd.	95,348	293,749
Shree Cement Ltd.	538	50,856
Shriram Transport Finance Co. Ltd.	9,547	116,308
Siemens India Ltd.	5,534	63,694
State Bank of India	10,963	377,811
Steel Authority of India Ltd.	71,961	80,474
Sun Pharmaceutical Industries Ltd.	55,731	584,707
Sun TV Ltd.	6,352	39,598
Common Stocks - continued
	Shares	Value
India - continued
Tata Chemicals Ltd.	3,139	$ 15,091
Tata Communications Ltd. (a)	3,618	16,979
Tata Consultancy Services Ltd.	34,688	1,259,040
Tata Motors Ltd.	71,238	492,772
Tata Power Co. Ltd.	70,564	91,371
Tata Steel Ltd.	18,369	122,018
Tech Mahindra Ltd. (a)	7,917	240,490
Titan Co. Ltd.	14,520	66,091
Torrent Power Ltd.	4,760	8,231
Ultratech Cemco Ltd.	5,046	169,593
Union Bank of India	10,272	25,742
Unitech Ltd. (a)	91,245	23,978
United Breweries Ltd. (a)	4,669	61,131
United Spirits Ltd.	6,318	290,001
Wipro Ltd.	36,036	312,315
Wockhardt Ltd.	1,800	22,902
Yes Bank Ltd.	12,843	93,850
Zee Entertainment Enterprises Ltd.	34,787	151,456
TOTAL INDIA		23,758,676
Indonesia - 2.8%
PT Adaro Energy Tbk	911,600	93,435
PT Aneka Tambang Tbk	213,000	21,647
PT Astra Agro Lestari Tbk	22,000	55,944
PT Astra International Tbk	1,491,300	957,740
PT Bank Central Asia Tbk	915,400	870,943
PT Bank Danamon Indonesia Tbk Series A	237,500	84,018
PT Bank Mandiri (Persero) Tbk	696,200	594,845
PT Bank Negara Indonesia (Persero) Tbk	560,100	233,264
PT Bank Rakyat Indonesia Tbk	798,800	684,005
PT Charoen Pokphand Indonesia Tbk	529,400	172,628
PT Global Mediacom Tbk	315,500	59,763
PT Gudang Garam Tbk	32,900	160,779
PT Indo Tambangraya Megah Tbk	29,500	65,001
PT Indocement Tunggal Prakarsa Tbk	95,200	180,741
PT Indofood CBP Sukses Makmur Tbk	89,500	77,412
PT Indofood Sukses Makmur Tbk	312,700	190,679
PT Indosat Tbk	101,000	34,157
PT International Nickel Indonesia Tbk	149,000	45,751
PT Jasa Marga Tbk	147,000	75,016
PT Kalbe Farma Tbk	1,470,600	196,521
PT Media Nusantara Citra Tbk	348,100	81,745
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Perusahaan Gas Negara Tbk Series B	797,900	$ 367,497
PT Semen Gresik (Persero) Tbk	213,100	273,713
PT Surya Citra Media Tbk	271,100	73,863
PT Tambang Batubbara Bukit Asam Tbk	55,000	46,977
PT Telkomunikasi Indonesia Tbk Series B	3,754,500	737,949
PT Unilever Indonesia Tbk	81,400	205,938
PT United Tractors Tbk	108,800	204,209
PT XL Axiata Tbk	225,700	101,025
TOTAL INDONESIA		6,947,205
Luxembourg - 0.1%
Brait SA	23,495	126,559
Malaysia - 5.0%
AirAsia Bhd	91,200	62,058
AMMB Holdings Bhd	126,200	277,737
Astro Malaysia Holdings Bhd	112,200	114,521
Axiata Group Bhd	368,900	760,980
Berjaya Sports Toto Bhd	56,669	67,569
British American Tobacco (Malaysia) Bhd	10,200	191,338
Bumi Armada Bhd	104,700	128,368
Bumiputra-Commerce Holdings Bhd	396,966	913,782
DiGi.com Bhd	279,400	474,445
Felda Global Ventures Holdings Bhd	138,900	192,438
Gamuda Bhd	143,500	202,769
Genting Bhd	162,400	487,822
Genting Malaysia Bhd	227,000	293,621
Hong Leong Bank Bhd	43,000	184,521
Hong Leong Credit Bhd	14,100	66,124
IHH Healthcare Bhd	197,900	243,243
IJM Corp. Bhd	94,000	183,822
IOI Corp. Bhd	268,100	410,881
IOI Properties Group Sdn Bhd (a)	129,866	106,679
KLCC Property Holdings Bhd	32,000	65,324
Kuala Lumpur Kepong Bhd	38,600	286,320
Lafarge Malaysia Bhd	30,800	85,815
Malayan Banking Bhd	318,124	965,342
Malaysia Airports Holdings Bhd	53,222	131,485
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	27,241
Malaysian Plantations Bhd	87,100	119,604
Maxis Bhd	193,200	411,568
MISC Bhd	107,100	213,708
MMC Corp. Bhd	56,700	48,662
Common Stocks - continued
	Shares	Value
Malaysia - continued
Parkson Holdings Bhd	51,516	$ 46,424
Petronas Chemicals Group Bhd	212,500	438,353
Petronas Dagangan Bhd	21,000	195,035
Petronas Gas Bhd	57,900	417,057
PPB Group Bhd	44,300	223,503
Public Bank Bhd	208,900	1,289,577
RHB Capital Bhd	53,868	136,878
SapuraKencana Petroleum Bhd (a)	254,800	336,609
Sime Darby Bhd	233,443	675,464
SP Setia Bhd	69,200	64,056
Telekom Malaysia Bhd	76,100	144,619
Tenaga Nasional Bhd	104,300	380,435
UEM Land Holdings Bhd	101,000	71,203
UMW Holdings Bhd	47,700	157,319
YTL Corp. Bhd	406,386	200,546
YTL Power International Bhd (a)	236,670	113,892
TOTAL MALAYSIA		12,608,757
Mexico - 5.6%
Alfa SA de CV Series A	205,400	540,867
Alpek SA de CV	23,100	39,728
America Movil S.A.B. de CV Series L	2,258,800	2,272,138
CEMEX S.A.B. de CV unit	876,252	1,120,536
Coca-Cola FEMSA S.A.B. de CV Series L	30,100	336,230
Compartamos S.A.B. de CV	83,700	146,636
Controladora Commercial Mexicana S.A.B. de CV unit	32,800	121,996
Embotelladoras Arca S.A.B. de CV	20,800	132,532
Fibra Uno Administracion SA de CV	109,900	359,032
Fomento Economico Mexicano S.A.B. de CV unit	160,100	1,461,034
Genomma Lab Internacional SA de CV (a)	57,800	146,502
Gruma S.A.B. de CV Series B (a)	12,500	110,432
Grupo Aeroportuario del Sureste SA de CV Series B	16,400	200,670
Grupo Bimbo S.A.B. de CV Series A	136,300	376,517
Grupo Carso SA de CV Series A1	36,700	186,547
Grupo Comercial Chedraui S.A.B. de CV	22,300	67,926
Grupo Elektra SA de CV	2,465	70,824
Grupo Financiero Banorte S.A.B. de CV Series O	168,400	1,116,381
Grupo Financiero Inbursa S.A.B. de CV Series O	149,500	382,356
Grupo Financiero Santander Mexico S.A.B. de CV	108,900	258,958
Grupo Mexico SA de CV Series B	290,507	872,448
Grupo Sanborns SA de CV	26,000	42,688
Grupo Televisa SA de CV	192,500	1,262,758
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias CH SA de CV (a)	12,700	$ 67,855
Industrias Penoles SA de CV	9,045	210,542
Infraestructura Energetica Nova S.A.B. de CV	15,200	79,144
Kimberly-Clark de Mexico SA de CV Series A	63,800	165,855
Mexichem S.A.B. de CV	81,427	303,046
Minera Frisco S.A.B. de CV (a)	37,500	68,019
OHL Mexico S.A.B. de CV (a)	47,700	126,626
Organizacion Soriana S.A.B. de CV Series B (a)	16,600	48,165
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	14,600	204,067
Wal-Mart de Mexico SA de CV Series V	419,600	1,060,967
TOTAL MEXICO		13,960,022
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	10,373	76,774
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	50,570
MCB Bank Ltd.	55,661	159,479
National Bank of Pakistan	46,662	27,084
Oil & Gas Development Co. Ltd.	45,417	116,128
Pakistan Petroleum Ltd.	29,713	69,856
TOTAL PAKISTAN		423,117
Peru - 0.1%
Compania de Minas Buenaventura SA	337	4,141
Compania de Minas Buenaventura SA sponsored ADR	14,636	190,268
Volcan Compania Minera SAA Class B	194,486	73,430
TOTAL PERU		267,839
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	164,610	209,017
Aboitiz Power Corp.	110,600	90,564
Alliance Global Group, Inc.	304,000	212,442
Ayala Corp.	16,450	230,282
Ayala Land, Inc.	402,900	272,065
Bank of the Philippine Islands (BPI)	121,052	246,585
BDO Unibank, Inc.	111,532	220,812
Bloomberry Resorts Corp. (a)	240,700	65,339
DMCI Holdings, Inc.	60,310	97,145
Emperador, Inc. (a)	135,500	38,667
Globe Telecom, Inc.	2,150	79,923
GT Capital Holdings, Inc.	4,890	95,112
International Container Terminal Services, Inc.	60,640	147,060
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	155,850	$ 176,916
Jollibee Food Corp.	31,810	122,744
LT Group, Inc.	201,100	82,560
Manila Electric Co.	21,390	134,746
Metropolitan Bank & Trust Co.	82,095	155,994
Petron Corp.	102,200	28,155
Philippine Long Distance Telephone Co.	6,540	422,805
PNOC Energy Development Corp.	499,000	62,578
San Miguel Corp.	47,310	88,623
SM Investments Corp.	23,227	377,781
SM Prime Holdings, Inc.	535,900	196,206
Top Frontier Investment Holdings, Inc.	4,146	8,697
Universal Robina Corp.	65,620	214,930
TOTAL PHILIPPINES		4,077,748
Poland - 1.8%
Bank Handlowy w Warszawie SA	2,196	81,598
Bank Millennium SA	31,650	92,933
Bank Polska Kasa Opieki SA	9,705	621,378
BRE Bank SA	892	145,836
Cyfrowy Polsat SA	13,220	89,730
ENEA SA	16,816	84,867
Eurocash SA	5,848	77,165
Getin Noble Bank SA (a)	79,636	96,795
ING Bank Slaski SA	2,519	113,152
Jastrzebska Spolka Weglowa SA	3,819	52,473
KGHM Polska Miedz SA (Bearer)	10,204	368,876
Polish Oil & Gas Co. SA	124,949	194,378
Polska Grupa Energetyczna SA	53,380	370,248
Polski Koncern Naftowy Orlen SA	24,020	359,390
Powszechna Kasa Oszczednosci Bank SA	64,127	878,989
Powszechny Zaklad Ubezpieczen SA	4,165	590,431
Synthos SA	37,802	59,431
Tauron Polska Energia SA	71,767	126,816
Telekomunikacja Polska SA	49,315	168,420
TOTAL POLAND		4,572,906
Russia - 5.1%
Aeroflot - Russian Airlines (a)	29,070	41,551
E.ON Russia JSC	991,149	69,468
Federal Grid Co. of Unified Energy System (a)	15,221,526	23,560
Gazprom OAO sponsored ADR (Reg. S)	406,202	2,929,529
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	118,764,990	$ 24,406
LSR Group OJSC GDR (Reg. S)	15,543	46,474
LUKOIL Oil Co. sponsored ADR (United Kingdom)	35,650	1,884,103
Magnit OJSC GDR (Reg. S)	20,597	969,089
Magnitogorsk Iron & Steel Works OJSC unit (a)	5,623	11,808
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	24,717
Megafon OJSC GDR	6,508	169,208
Mobile TeleSystems OJSC sponsored ADR	38,145	639,310
Mosenergo AO (a)	235,018	4,793
Norilsk Nickel OJSC ADR	35,298	636,423
NOVATEK OAO GDR (Reg. S)	4,948	511,128
Novolipetsk Steel OJSC GDR (Reg. S)	5,889	68,371
Pharmstandard OJSC unit (a)	2,602	20,179
PhosAgro OJSC GDR (Reg. S)	6,103	70,856
Rosneft Oil Co. OJSC GDR (Reg. S)	85,842	538,487
Rostelecom sponsored ADR	12,853	167,089
RusHydro JSC sponsored ADR	86,258	133,700
Russian Grids OAO (a)	1,422,195	16,807
Sberbank (Savings Bank of the Russian Federation)	39,030	79,429
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	189,819	1,591,063
Severstal GDR (Reg. S)	13,428	94,533
Sistema JSFC sponsored GDR	9,971	237,310
Surgutneftegas sponsored ADR	53,481	378,645
Tatneft OAO sponsored ADR	17,284	592,841
TMK OAO GDR (Reg. S)	4,086	32,484
Uralkali OJSC GDR (Reg. S)	21,228	470,200
VTB Bank OJSC sponsored GDR (Reg. S)	191,455	405,502
TOTAL RUSSIA		12,883,063
South Africa - 9.3%
Adcock Ingram Holdings Ltd.	9,838	57,043
Aeci Ltd.	9,110	101,747
African Bank Investments Ltd.	91,637	108,618
African Rainbow Minerals Ltd.	7,220	135,684
Anglo American Platinum Ltd. (a)	4,476	212,728
AngloGold Ashanti Ltd.	29,867	539,910
ArcelorMittal South Africa Ltd. (a)	10,394	36,555
Aspen Pharmacare Holdings Ltd.	22,676	603,450
Assore Ltd.	2,547	98,430
Aveng Ltd. (a)	28,196	60,570
AVI Ltd.	24,445	134,790
Common Stocks - continued
	Shares	Value
South Africa - continued
Barclays Africa Group Ltd.	24,021	$ 351,621
Barloworld Ltd.	14,585	158,889
Bidvest Group Ltd.	23,651	648,573
Capital Property Fund	94,769	95,485
Capitec Bank Holdings Ltd.	4,053	87,636
Clicks Group Ltd.	19,053	116,178
Coronation Fund Managers Ltd.	20,143	194,317
DataTec Ltd.	13,305	66,889
Discovery Holdings Ltd.	21,900	189,846
Exxaro Resources Ltd.	9,020	122,930
FirstRand Ltd.	216,146	794,278
Foschini Ltd.	15,109	155,822
Fountainhead Property Trust	38,899	29,395
Gold Fields Ltd.	56,131	238,238
Grindrod Ltd.	27,333	64,692
Growthpoint Properties Ltd.	136,989	316,414
Harmony Gold Mining Co. Ltd. (a)	25,564	84,015
Illovo Sugar Ltd.	15,028	41,425
Impala Platinum Holdings Ltd. (a)	37,611	423,282
Imperial Holdings Ltd.	12,637	235,359
Investec Ltd.	16,839	147,910
JD Group Ltd.	9,706	25,371
JSE Ltd.	6,039	55,393
Kumba Iron Ore Ltd.	4,262	151,569
Lewis Group Ltd.	6,083	36,080
Liberty Holdings Ltd.	7,393	88,564
Life Healthcare Group Holdings Ltd.	68,874	273,453
Massmart Holdings Ltd.	7,617	100,819
Mediclinic International Ltd.	29,789	208,117
MMI Holdings Ltd.	75,426	189,273
Mondi Ltd.	9,045	150,456
Mr Price Group Ltd.	16,302	245,293
MTN Group Ltd.	131,887	2,642,755
Murray & Roberts Holdings Ltd. (a)	30,119	70,427
Nampak Ltd.	43,159	160,813
Naspers Ltd. Class N	28,817	2,717,215
Nedbank Group Ltd.	14,661	313,761
Netcare Ltd.	105,316	255,269
Northam Platinum Ltd. (a)	24,319	94,775
Omnia Holdings Ltd.	5,064	108,784
Pick 'n Pay Holdings Ltd.	21,265	51,543
Pick 'n Pay Stores Ltd.	14,700	83,822
Common Stocks - continued
	Shares	Value
South Africa - continued
Pretoria Portland Cement Co. Ltd.	32,453	$ 94,393
PSG Group Ltd.	5,486	54,326
Remgro Ltd.	35,824	720,702
Reunert Ltd.	11,021	72,283
RMB Holdings Ltd.	48,142	230,677
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	28,149
Sanlam Ltd.	139,535	746,052
Santam Ltd.	2,201	44,353
Sappi Ltd. (a)	37,904	120,012
Sasol Ltd.	40,346	2,261,164
Shoprite Holdings Ltd.	32,180	537,399
Sibanye Gold Ltd.	55,684	143,834
Spar Group Ltd.	13,131	154,145
Standard Bank Group Ltd.	89,052	1,168,794
Steinhoff International Holdings Ltd.	150,939	783,497
Sun International Ltd.	6,772	66,944
Telkom SA Ltd. (a)	23,894	85,397
Tiger Brands Ltd.	10,714	286,311
Tongaat Hulett Ltd.	7,877	93,591
Truworths International Ltd.	30,476	244,347
Vodacom Group Ltd.	23,615	281,593
Wilson Bayly Holmes-Ovcon Ltd.	3,352	43,325
Woolworths Holdings Ltd.	53,333	362,465
TOTAL SOUTH AFRICA		23,300,024
Taiwan - 13.3%
Acer, Inc. (a)	201,000	124,269
Advanced Semiconductor Engineering, Inc.	441,940	515,177
Advantech Co. Ltd.	22,000	142,215
Asia Cement Corp.	162,954	214,459
ASUSTeK Computer, Inc.	52,000	537,833
AU Optronics Corp. (a)	636,000	242,046
Capital Securities Corp.	156,195	53,592
Catcher Technology Co. Ltd.	53,000	447,150
Cathay Financial Holding Co. Ltd.	560,659	791,768
Cathay Real Estate Development Co. Ltd.	58,000	33,648
Chang Hwa Commercial Bank	222,150	129,245
Cheng Shin Rubber Industry Co. Ltd.	137,937	395,994
Cheng Uei Precision Industries Co. Ltd.	27,109	54,550
Chicony Electronics Co. Ltd.	43,269	112,599
China Airlines Ltd. (a)	144,043	48,228
China Development Finance Holding Corp.	1,013,800	290,709
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Motor Co. Ltd.	47,000	$ 42,535
China Steel Corp.	920,024	773,155
Chinatrust Financial Holding Co. Ltd.	944,585	562,076
Chunghwa Telecom Co. Ltd.	281,000	879,648
Compal Electronics, Inc.	316,000	225,748
Delta Electronics, Inc.	151,000	926,058
E.SUN Financial Holdings Co. Ltd.	414,965	251,052
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	32,881	3,543
EPISTAR Corp.	62,000	135,446
Eternal Chemical Co. Ltd.	58,000	60,566
EVA Airways Corp. (a)	134,900	68,422
Evergreen Marine Corp. (Taiwan) (a)	112,000	63,675
Far Eastern International Bank	147,716	51,907
Far Eastern Textile Ltd.	298,184	305,444
Far EasTone Telecommunications Co. Ltd.	115,000	248,943
Feng Hsin Iron & Steel Co.	35,000	58,709
First Financial Holding Co. Ltd.	489,441	287,186
Formosa Chemicals & Fibre Corp.	326,760	790,754
Formosa Petrochemical Corp.	141,000	354,773
Formosa Plastics Corp.	364,520	940,135
Formosa Taffeta Co. Ltd.	74,000	77,396
Foxconn Technology Co. Ltd.	77,072	191,623
Fubon Financial Holding Co. Ltd.	542,334	701,166
Giant Manufacturing Co. Ltd.	21,000	164,294
Hon Hai Precision Industry Co. Ltd. (Foxconn)	837,930	2,405,554
Hotai Motor Co. Ltd.	31,000	363,793
HTC Corp.	54,000	277,469
Hua Nan Financial Holdings Co. Ltd.	522,115	294,242
Innolux Corp. (a)	594,698	205,031
Inotera Memories, Inc. (a)	167,000	171,066
Inventec Corp.	219,865	202,624
Largan Precision Co. Ltd.	7,000	437,420
Lite-On Technology Corp.	154,099	235,500
Macronix International Co. Ltd. (a)	228,101	53,763
MediaTek, Inc.	108,292	1,694,446
Mega Financial Holding Co. Ltd.	621,098	475,622
Nan Ya Plastics Corp.	423,860	928,781
Nan Ya Printed Circuit Board Corp. (a)	12,000	16,927
Novatek Microelectronics Corp.	41,000	189,604
Oriental Union Chemical Corp.	44,300	44,057
Pegatron Corp.	125,000	189,579
Pou Chen Corp.	92,000	117,114
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	41,000	$ 305,133
President Securities Corp.	53,500	29,352
Quanta Computer, Inc.	194,000	532,502
Realtek Semiconductor Corp.	33,401	95,335
Shin Kong Financial Holding Co. Ltd.	451,854	136,910
Siliconware Precision Industries Co. Ltd.	213,000	315,957
Sinopac Holdings Co.	540,156	240,841
Synnex Technology International Corp.	94,000	146,303
Taishin Financial Holdings Co. Ltd.	577,184	262,135
Taiwan Business Bank	235,248	68,627
Taiwan Cement Corp.	233,000	369,982
Taiwan Cooperative Financial Holding Co. Ltd.	418,422	222,628
Taiwan Fertilizer Co. Ltd.	50,000	99,451
Taiwan Glass Industry Corp.	108,475	99,249
Taiwan Mobile Co. Ltd.	121,900	393,597
Taiwan Secom Co.	18,000	45,708
Taiwan Semiconductor Manufacturing Co. Ltd.	1,768,000	6,954,588
TECO Electric & Machinery Co. Ltd.	130,000	141,354
Ton Yi Industrial Corp.	55,000	58,527
Transcend Information, Inc.	20,000	66,036
U-Ming Marine Transport Corp.	30,000	50,521
Unified-President Enterprises Corp.	328,280	556,102
Unimicron Technology Corp.	105,000	89,282
United Microelectronics Corp.	880,000	384,107
Vanguard International Semiconductor Corp.	53,000	72,387
Walsin Lihwa Corp. (a)	243,000	79,750
Wan Hai Lines Ltd.	80,000	39,913
Waterland Financial Holdings Co. Ltd.	181,094	56,792
Wistron Corp.	187,085	156,289
Yang Ming Marine Transport Corp. (a)	101,900	41,719
Yuanta Financial Holding Co. Ltd.	726,570	362,496
Yuen Foong Yu Paper Manufacturing Co.	89,000	39,240
Yulon Motor Co. Ltd.	61,000	94,840
Yulon Nissan Motor Co. Ltd.	2,000	25,460
TOTAL TAIWAN		33,233,441
Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)	88,200	659,592
Airports of Thailand PCL (For. Reg.)	31,000	186,805
Bangkok Bank PCL (For. Reg.)	34,600	202,083
Bangkok Dusit Medical Service PCL	107,000	48,937
Bangkok Dusit Medical Service PCL (For. Reg.)	69,000	31,557
Common Stocks - continued
	Shares	Value
Thailand - continued
Bank of Ayudhya PCL	106,000	$ 123,656
Banpu PCL (For. Reg.)	74,000	68,603
BEC World PCL (For. Reg.)	73,400	124,186
Berli Jucker PCL (For. Reg)	30,400	44,858
Big C Supercenter PCL (For. Reg.)	16,900	99,227
BTS Group Holdings PCL	427,500	110,310
C.P. ALL PCL (For. Reg.)	319,000	414,030
Central Pattana PCL (For. Reg.)	97,800	136,757
Charoen Pokphand Foods PCL (For. Reg.)	222,900	185,980
Delta Electronics PCL (For. Reg.)	39,200	69,048
Electricity Generating PCL (For. Reg.)	18,400	74,771
Glow Energy PCL (For. Reg.)	31,300	75,203
Indorama Ventures PCL (For. Reg.)	105,400	77,519
IRPC PCL (For. Reg.)	729,800	82,993
Kasikornbank PCL (For. Reg.)	87,100	528,898
Krung Thai Bank PCL (For. Reg.)	253,470	141,774
Land & House PCL	132,500	40,536
Land & House PCL: warrants 5/5/17 (a)	40,000	0
(For. Reg.)	67,500	20,650
PTT Exploration and Production PCL	3,000	14,787
PTT Exploration and Production PCL (For. Reg.)	100,339	494,563
PTT Global Chemical PCL (For. Reg.)	120,239	259,168
PTT PCL (For. Reg.)	63,500	614,200
Ratchaburi Electric Generating Holding PCL	12,500	20,569
Ratchaburi Electric Generating Holding PCL (For. Reg.)	20,300	33,405
Shin Corp. PLC	49,900	120,278
Shin Corp. PLC (For. Reg.)	57,000	137,392
Siam Cement PCL (For. Reg.)	22,000	296,415
Siam City Cement PCL (For. Reg.)	4,900	58,449
Siam Commercial Bank PCL	3,500	17,900
Siam Commercial Bank PCL (For. Reg.)	112,300	574,340
Thai Airways International PCL (For. Reg.)	42,500	17,074
Thai Oil PCL (For. Reg.)	64,400	103,983
Thai Union Frozen Products PCL (For. Reg.)	36,780	79,561
TMB PCL (For. Reg.)	1,625,600	115,540
Total Access Communication PCL	26,000	100,031
Total Access Communication PCL (For. Reg.)	26,200	100,800
True Corp. PCL (For. Reg.) (a)	380,200	79,306
TOTAL THAILAND		6,785,734
Turkey - 1.9%
Akbank T.A.S.	122,900	428,961
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,112	168,752
Common Stocks - continued
	Shares	Value
Turkey - continued
Arcelik A/S	12,205	$ 75,141
Aselsan A/S	5,128	22,755
Bim Birlesik Magazalar A/S JSC	16,743	386,551
Coca-Cola Icecek Sanayi A/S	4,691	109,858
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	146,697	191,747
Enka Insaat ve Sanayi A/S	30,217	91,586
Eregli Demir ve Celik Fabrikalari T.A.S.	101,295	140,558
Ford Otomotiv Sanayi A/S	4,944	55,843
Haci Omer Sabanci Holding A/S	62,048	261,527
Koc Holding A/S	48,525	216,708
Koza Altin Isletmeleri A/S	3,489	34,782
TAV Havalimanlari Holding A/S	10,539	84,350
Tofas Turk Otomobil Fabrikasi A/S	8,931	54,562
Tupras Turkiye Petrol Rafinelleri A/S	9,293	209,049
Turk Hava Yollari AO	38,018	121,532
Turk Sise ve Cam Fabrikalari A/S	35,446	44,317
Turk Telekomunikasyon A/S	37,128	111,302
Turkcell Iletisim Hizmet A/S (a)	58,981	344,477
Turkiye Garanti Bankasi A/S	152,525	561,857
Turkiye Halk Bankasi A/S	45,031	300,697
Turkiye Is Bankasi A/S Series C	99,850	235,019
Turkiye Vakiflar Bankasi TAO	79,884	166,839
Ulker Biskuvi Sanayi A/S	10,857	82,782
Yapi ve Kredi Bankasi A/S	66,419	138,088
TOTAL TURKEY		4,639,640
United Arab Emirates - 0.9%
Air Arabia PJSC (a)	166,255	59,749
Aldar Properties PJSC (a)	225,770	247,103
Arabtec Holding Co. (a)	113,369	276,250
Dana Gas PJSC (a)	266,990	62,514
DP World Ltd.	11,861	219,429
Dubai Financial Market PJSC (a)	118,208	116,826
Dubai Investments Ltd. (a)	51,471	60,959
Dubai Islamic Bank Pakistan Ltd. (a)	42,784	78,976
Emaar Properties PJSC	225,187	668,274
First Gulf Bank PJSC	71,723	338,800
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Union National Bank (a)	75,082	$ 147,182
Waha Capital PJSC (a)	68,918	56,479
TOTAL UNITED ARAB EMIRATES		2,332,541
TOTAL COMMON STOCKS (Cost $220,382,140)		228,328,926
Nonconvertible Preferred Stocks - 5.9%

Brazil - 5.4%
AES Tiete SA (PN) (non-vtg.)	6,200	48,688
Banco Bradesco SA (PN)	156,440	2,328,621
Bradespar SA (PN)	17,400	150,609
Braskem SA (PN-A)	10,100	68,941
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	16,800	95,010
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	10,500	496,805
Companhia de Gas de Sao Paulo	1,000	21,998
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,800	30,954
Companhia Energetica de Minas Gerais (CEMIG) (PN)	53,795	409,901
Companhia Energetica de Sao Paulo Series B	14,100	167,132
Companhia Paranaense de Energia-Copel (PN-B)	6,900	98,870
Gerdau SA (PN)	64,600	387,354
Itau Unibanco Holding SA	180,610	2,980,804
Itausa-Investimentos Itau SA (PN)	213,657	939,046
Klabin SA (PN) (non-vtg.)	34,400	35,484
Lojas Americanas SA (PN)	30,696	232,517
Metalurgica Gerdau SA (PN)	21,100	152,921
Oi SA (PN)	60,600	58,161
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	316,900	2,354,987
Suzano Papel e Celulose SA	22,400	73,034
Telefonica Brasil SA	21,600	453,748
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	28,200	110,283
Vale SA (PN-A)	144,100	1,707,421
TOTAL BRAZIL		13,403,289
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	70,290
Sociedad Quimica y Minera de Chile SA (PN-B)	6,693	213,403
TOTAL CHILE		283,693
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.3%
BanColombia SA (PN)	32,438	$ 458,956
Grupo Aval Acciones y Valores SA	126,195	85,365
Grupo de Inversiones Suramerica SA	7,201	142,044
Inversiones Argos SA	8,621	94,999
TOTAL COLOMBIA		781,364
India - 0.0%
Zee Entertainment Enterprises Ltd.	665,091	8,491
Russia - 0.1%
AK Transneft OAO (a)	114	252,416
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,371,589)		14,729,253
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% 7/24/14 (f) (Cost $499,901)	$ 500,000	499,983
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	4,393,459	4,393,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,151,688	1,151,688
TOTAL MONEY MARKET FUNDS (Cost $5,545,147)		5,545,147
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $241,798,777)		249,103,309
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,292,164
NET ASSETS - 100%		$ 250,395,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
146 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 7,259,850	$ 266,612

The face value of futures purchased as a percentage of net assets is 2.9%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $6,793,806.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,801 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $434,985.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,424
Fidelity Securities Lending Cash Central Fund	7,008
Total	$ 9,432
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,877,758	$ 16,160,456	$ 717,302	$ -
Consumer Staples	21,396,064	21,396,064	-	-
Energy	30,009,025	22,241,813	7,767,212	-
Financials	71,904,345	63,404,522	8,499,823	-
Health Care	4,907,189	4,478,085	429,104	-
Industrials	15,266,230	15,131,174	106,700	28,356
Information Technology	29,586,076	18,999,060	10,587,016	-
Materials	23,460,664	21,988,470	1,472,194	-
Telecommunication Services	19,970,295	12,813,933	7,156,362	-
Utilities	9,680,533	9,679,971	562	-
Government Obligations	499,983	-	499,983	-
Money Market Funds	5,545,147	5,545,147	-	-
Total Investments in Securities:	$ 249,103,309	$ 211,838,695	$ 37,236,258	$ 28,356
Derivative Instruments:
Assets
Futures Contracts	$ 266,612	$ 266,612	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,184,081
Level 2 to Level 1	$ 229,114
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 266,612	$ -
Total Value of Derivatives	$ 266,612	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,075,851) - See accompanying schedule: Unaffiliated issuers (cost $236,253,630)	$ 243,558,162
Fidelity Central Funds (cost $5,545,147)	5,545,147
Total Investments (cost $241,798,777)		$ 249,103,309
Foreign currency held at value (cost $2,221,332)		2,222,654
Receivable for fund shares sold		362,681
Dividends receivable		306,939
Distributions receivable from Fidelity Central Funds		4,133
Receivable from investment adviser for expense reductions		31,148
Other receivables		1,826
Total assets		252,032,690

Liabilities
Payable to custodian bank	$ 100
Payable for fund shares redeemed	165,028
Accrued management fee	51,663
Payable for daily variation margin for derivative instruments	19,082
Other affiliated payables	21,195
Other payables and accrued expenses	228,461
Collateral on securities loaned, at value	1,151,688
Total liabilities		1,637,217

Net Assets		$ 250,395,473
Net Assets consist of:
Paid in capital		$ 253,995,844
Undistributed net investment income		1,385,244
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,323,258)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,337,643
Net Assets		$ 250,395,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($11,598,805 ÷ 1,213,585 shares)	$ 9.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($229,520,034 ÷ 24,006,593 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,171,721 ÷ 958,320 shares)	$ 9.57

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($104,913 ÷ 10,968 shares)	$ 9.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,278,336
Interest		371
Income from Fidelity Central Funds		9,432
Income before foreign taxes withheld		2,288,139
Less foreign taxes withheld		(220,235)
Total income		2,067,904

Expenses
Management fee	$ 282,422
Transfer agent fees	115,679
Independent trustees' compensation	428
Interest	860
Miscellaneous	206
Total expenses before reductions	399,595
Expense reductions	(170,441)	229,154
Net investment income (loss)		1,838,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,797,989)
Foreign currency transactions	(49,140)
Futures contracts	(323,085)
Total net realized gain (loss)		(3,170,214)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $81,511)	(4,314,506)
Assets and liabilities in foreign currencies	5,080
Futures contracts	155,079
Total change in net unrealized appreciation (depreciation)		(4,154,347)
Net gain (loss)		(7,324,561)
Net increase (decrease) in net assets resulting from operations		$ (5,485,811)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,838,750	$ 4,894,964
Net realized gain (loss)	(3,170,214)	(4,980,110)
Change in net unrealized appreciation (depreciation)	(4,154,347)	6,986,778
Net increase (decrease) in net assets resulting from operations	(5,485,811)	6,901,632
Distributions to shareholders from net investment income	(4,624,750)	(1,410,281)
Distributions to shareholders from net realized gain	-	(695,069)
Total distributions	(4,624,750)	(2,105,350)
Share transactions - net increase (decrease)	32,293,640	126,222,608
Redemption fees	35,505	278,931
Total increase (decrease) in net assets	22,218,584	131,297,821

Net Assets
Beginning of period	228,176,889	96,879,068
End of period (including undistributed net investment income of $1,385,244 and undistributed net investment income of $4,171,244, respectively)	$ 250,395,473	$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.27	.02
Net realized and unrealized gain (loss)	(.36)	.19	(.06)	(.48)
Total from investment operations	(.29)	.45	.21	(.46)
Distributions from net investment income	(.19)	(.12)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	.02	.04	-
Net asset value, end of period	$ 9.56	$ 10.04	$ 9.76	$ 9.54
Total Return B, C	(2.91)%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46% A	.47%	.46%	.46% A
Expenses net of fee waivers, if any	.31% A	.32%	.33%	.33% A
Expenses net of all reductions	.31% A	.32%	.33%	.33% A
Net investment income (loss)	1.52% A	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,599	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	17% A	33%	62%	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.26	.28	.02
Net realized and unrealized gain (loss)	(.37)	.21	(.06)	(.48)
Total from investment operations	(.29)	.47	.22	(.46)
Distributions from net investment income	(.20)	(.14)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.56	$ 10.05	$ 9.77	$ 9.54
Total Return B, C	(2.90)%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.22%	.22% A
Expenses net of all reductions	.20% A	.20%	.22%	.22% A
Net investment income (loss)	1.63% A	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,520	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.27	.28	.03
Net realized and unrealized gain (loss)	(.37)	.20	(.04)	(.49)
Total from investment operations	(.29)	.47	.24	(.46)
Distributions from net investment income	(.20)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.57	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	(2.82)%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28% A	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13% A	.13%	.15%	.15% A
Expenses net of all reductions	.13% A	.13%	.15%	.15% A
Net investment income (loss)	1.70% A	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,172	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.26	.28	.03
Net realized and unrealized gain (loss)	(.37)	.21	(.04)	(.49)
Total from investment operations	(.28)	.47	.24	(.46)
Distributions from net investment income	(.21)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.57	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	(2.79)%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25% A	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10% A	.10%	.12%	.12% A
Expenses net of all reductions	.10% A	.10%	.12%	.12% A
Net investment income (loss)	1.73% A	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.8	1.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
Sanofi SA (France, Pharmaceuticals)	0.7	0.7
	9.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	27.1
Industrials	10.1	9.9
Consumer Discretionary	9.6	10.7
Consumer Staples	9.6	9.5
Energy	9.5	9.7
Materials	8.3	8.3
Health Care	7.8	7.5
Information Technology	6.9	6.4
Telecommunication Services	5.2	5.8
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 14.3%
Japan 13.3%
Canada 7.3%
France 7.0%
Germany 6.5%
Switzerland 6.5%
Australia 5.5%
Korea (South) 3.2%
Spain 2.5%
Other* 33.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Japan 14.6%
United Kingdom 14.2%
Canada 7.0%
France 6.5%
Switzerland 6.3%
Germany 6.1%
Australia 5.6%
Korea (South) 3.4%
Hong Kong 2.6%
Other* 33.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	15,713	$ 230,201
ALS Ltd.	10,387	72,371
Alumina Ltd. (a)	66,363	83,362
Amcor Ltd.	34,823	332,887
AMP Ltd.	86,909	407,729
APA Group unit	25,425	157,308
Asciano Ltd.	26,780	134,593
ASX Ltd.	6,062	200,147
Australia & New Zealand Banking Group Ltd.	79,617	2,549,546
Bank of Queensland Ltd.	10,043	114,385
Bendigo & Adelaide Bank Ltd.	12,148	129,896
BHP Billiton Ltd.	93,619	3,296,944
Boral Ltd.	24,362	128,778
Brambles Ltd.	45,323	397,051
Caltex Australia Ltd.	3,596	74,397
CFS Retail Property Trust unit	56,790	106,043
Coca-Cola Amatil Ltd.	17,361	149,187
Cochlear Ltd.	1,658	90,399
Commonwealth Bank of Australia	46,733	3,425,440
Computershare Ltd.	14,094	161,703
Crown Ltd.	11,975	178,441
CSL Ltd.	14,180	901,443
DEXUS Property Group unit	167,911	177,048
Echo Entertainment Group Ltd.	25,421	66,597
Federation Centres unit	42,011	97,180
Flight Centre Travel Group Ltd.	1,839	91,828
Fortescue Metals Group Ltd.	45,949	215,567
Goodman Group unit	51,810	239,695
Harvey Norman Holdings Ltd.	14,947	45,545
Iluka Resources Ltd.	12,944	106,902
Incitec Pivot Ltd.	49,580	132,652
Insurance Australia Group Ltd.	66,764	356,016
Leighton Holdings Ltd.	4,609	81,696
Lend Lease Group unit	16,376	197,012
Macquarie Group Ltd.	8,379	449,142
Metcash Ltd.	26,164	67,572
Mirvac Group unit	100,066	162,682
National Australia Bank Ltd.	68,147	2,234,792
Newcrest Mining Ltd.	22,335	217,037
Orica Ltd.	10,975	222,982
Origin Energy Ltd.	32,498	449,841
Qantas Airways Ltd. (a)	33,760	38,263
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	35,810	$ 385,238
QR National Ltd.	60,477	291,029
Ramsay Health Care Ltd.	3,629	151,070
realestate.com.au Ltd.	1,452	63,088
Rio Tinto Ltd.	12,882	738,387
Santos Ltd.	28,863	368,689
SEEK Ltd.	8,750	135,913
Sonic Healthcare Ltd.	11,453	188,325
SP AusNet unit	47,389	61,634
Stockland Corp. Ltd. unit	69,265	250,311
Suncorp-Metway Ltd.	37,890	458,302
Sydney Airport unit	28,840	113,064
Tabcorp Holdings Ltd.	20,051	69,294
Tatts Group Ltd.	38,583	108,248
Telstra Corp. Ltd.	128,004	620,740
The GPT Group unit	51,303	186,829
Toll Holdings Ltd.	19,585	96,249
Transurban Group unit	39,303	265,446
Treasury Wine Estates Ltd.	16,004	56,646
Wesfarmers Ltd.	32,968	1,308,091
Westfield Group unit	56,893	578,747
Westfield Retail Trust unit	84,119	249,287
Westpac Banking Corp.	90,243	2,955,866
Woodside Petroleum Ltd.	19,380	734,564
Woolworths Ltd.	36,224	1,255,896
WorleyParsons Ltd.	5,428	84,766
TOTAL AUSTRALIA		30,748,019
Austria - 0.2%
Andritz AG	2,217	137,594
Erste Group Bank AG	7,509	252,002
IMMOFINANZ Immobilien Anlagen AG	25,492	94,499
OMV AG	4,426	207,024
Raiffeisen International Bank-Holding AG	3,095	97,685
Telekom Austria AG	7,088	70,310
Vienna Insurance Group AG	1,177	62,745
Voestalpine AG	3,037	138,620
TOTAL AUSTRIA		1,060,479
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	41,419	208,607
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	28,697	$ 550,415
Glencore Xstrata PLC	309,875	1,666,370
Petrofac Ltd.	7,767	190,544
Randgold Resources Ltd.	2,619	210,523
Shire PLC	17,125	979,413
Wolseley PLC	7,850	453,417
WPP PLC	39,276	846,854
TOTAL BAILIWICK OF JERSEY		4,897,536
Belgium - 0.9%
Ageas	6,615	284,359
Anheuser-Busch InBev SA NV	23,268	2,536,117
Belgacom SA	4,141	126,735
Colruyt NV	2,348	132,710
Delhaize Group SA	3,025	225,252
Groupe Bruxelles Lambert SA	2,273	229,792
KBC Groupe SA	7,224	440,076
Solvay SA Class A	1,780	288,189
Telenet Group Holding NV	1,446	84,748
UCB SA	3,196	262,003
Umicore SA	3,438	168,490
TOTAL BELGIUM		4,778,471
Bermuda - 0.4%
Apollo Solar Energy Technology Holdings Ltd. (d)	326,000	46,674
Beijing Enterprises Water Group Ltd.	88,000	55,845
Brilliance China Automotive Holdings Ltd.	92,000	142,160
Cheung Kong Infrastructure Holdings Ltd.	17,000	110,951
China Gas Holdings Ltd.	52,000	84,510
China Resources Gas Group Ltd.	26,000	76,964
Cosco Pacific Ltd.	57,878	77,490
Credicorp Ltd. (United States)	2,060	307,455
First Pacific Co. Ltd.	62,852	69,638
GOME Electrical Appliances Holdings Ltd.	268,000	50,469
Haier Electronics Group Co. Ltd.	29,000	71,219
Kerry Properties Ltd.	18,000	59,087
Kunlun Energy Co. Ltd.	100,000	156,070
Li & Fung Ltd.	172,000	249,804
Nine Dragons Paper (Holdings) Ltd.	37,000	24,291
Noble Group Ltd.	118,000	120,946
NWS Holdings Ltd.	47,570	81,482
Seadrill Ltd.	11,223	391,766
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	40,000	$ 65,936
Sihuan Pharmaceutical Holdings Group Ltd.	65,000	71,599
Yue Yuen Industrial (Holdings) Ltd.	20,500	63,328
TOTAL BERMUDA		2,377,684
Brazil - 1.3%
All America Latina Logistica SA	10,800	42,769
Ambev SA (a)	135,900	993,461
Ambev SA rights 5/22/14 (a)	190	21
Anhanguera Educacional Participacoes SA	11,200	69,317
Banco Bradesco SA	16,650	255,752
Banco do Brasil SA	25,500	267,723
Banco Santander SA (Brasil) unit	29,000	193,789
BB Seguridade Participacoes SA	17,900	209,767
BM&F BOVESPA SA	54,700	279,664
BR Malls Participacoes SA	10,900	93,809
BR Properties SA	5,800	46,327
Brasil Foods SA	18,700	423,523
CCR SA	26,200	205,041
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	16,399
Cetip SA - Mercados Organizado	5,100	64,981
Cia. Hering SA	4,600	48,605
Cielo SA	20,864	369,606
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,700	91,878
Companhia de Saneamento de Minas Gerais	1,800	28,093
Companhia Siderurgica Nacional SA (CSN)	20,200	77,548
Cosan SA Industria e Comercio	3,900	66,885
CPFL Energia SA	7,400	62,758
Cyrela Brazil Realty SA	9,300	56,390
Drogasil SA	6,400	54,535
Duratex SA	9,944	43,036
Ecorodovias Infraestrutura e Logistica SA	5,000	29,891
Embraer SA	18,000	155,641
Energias do Brasil SA	6,400	27,813
Estacio Participacoes SA	6,900	73,897
Fibria Celulose SA (a)	6,800	67,703
Hypermarcas SA	11,300	83,265
JBS SA	23,600	81,498
Klabin SA:
rights 5/23/14 (a)	394	18
unit	13,000	68,214
Common Stocks - continued
	Shares	Value
Brazil - continued
Kroton Educacional SA	5,800	$ 124,233
Localiza Rent A Car SA	3,380	50,478
Lojas Americanas SA	6,300	40,262
Lojas Renner SA	4,000	117,681
M. Dias Branco SA	1,000	43,225
MRV Engenharia e Participacoes SA	9,600	30,396
Multiplan Empreendimentos Imobiliarios SA	2,000	44,202
Natura Cosmeticos SA	4,600	78,786
Odontoprev SA	7,700	30,907
Petroleo Brasileiro SA - Petrobras (ON)	89,500	627,373
Porto Seguro SA	3,300	48,100
Qualicorp SA (a)	6,100	59,283
Souza Cruz SA	10,800	98,567
Sul America SA unit	3,253	23,853
Terna Participacoes SA unit	2,800	25,052
TIM Participacoes SA	26,400	143,263
Totvs SA	3,100	50,620
Tractebel Energia SA	5,100	75,845
Ultrapar Participacoes SA	9,600	241,017
Vale SA	38,400	506,317
Weg SA	7,800	94,135
TOTAL BRAZIL		7,203,212
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	5,195	153,426
Agrium, Inc.	4,286	411,648
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,399	349,441
AltaGas Ltd.	3,687	157,094
ARC Resources Ltd.	9,182	272,432
ATCO Ltd. Class I (non-vtg.)	2,142	104,574
Athabasca Oil Corp. (a)	10,567	78,478
Bank of Montreal	18,638	1,284,705
Bank of Nova Scotia	35,009	2,127,275
Barrick Gold Corp.	34,213	597,139
Baytex Energy Corp.	3,814	158,747
BCE, Inc.	7,357	327,560
Bell Aliant, Inc.	2,290	56,412
BlackBerry Ltd. (a)	12,929	99,036
Bombardier, Inc. Class B (sub. vtg.)	39,394	158,503
Brookfield Asset Management, Inc. Class A	16,293	683,948
CAE, Inc.	7,525	99,345
Cameco Corp.	11,831	251,829
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce	11,527	$ 1,027,707
Canadian National Railway Co.	24,436	1,431,314
Canadian Natural Resources Ltd.	31,598	1,287,502
Canadian Oil Sands Ltd.	14,350	311,077
Canadian Pacific Railway Ltd.	4,971	776,184
Canadian Tire Ltd. Class A (non-vtg.)	2,267	222,656
Canadian Utilities Ltd. Class A (non-vtg.)	3,234	119,470
Catamaran Corp. (a)	5,930	225,286
Cenovus Energy, Inc.	21,636	644,510
CGI Group, Inc. Class A (sub. vtg.) (a)	6,109	220,271
CI Financial Corp.	4,821	156,587
Crescent Point Energy Corp.	11,525	468,865
Dollarama, Inc.	2,038	169,503
Eldorado Gold Corp.	19,470	118,662
Empire Co. Ltd. Class A (non-vtg.)	1,490	94,249
Enbridge, Inc.	22,839	1,102,098
Encana Corp.	21,383	495,337
Enerplus Corp.	6,280	139,288
Fairfax Financial Holdings Ltd. (sub. vtg.)	620	270,333
Finning International, Inc.	4,616	124,660
First Capital Realty, Inc.	2,971	48,656
First Quantum Minerals Ltd.	16,165	321,958
Fortis, Inc.	6,083	178,708
Franco-Nevada Corp.	4,291	206,828
George Weston Ltd.	1,421	107,063
Gildan Activewear, Inc.	3,476	177,693
Goldcorp, Inc.	23,969	591,981
Great-West Lifeco, Inc.	8,713	245,161
H&R REIT/H&R Finance Trust	3,953	83,240
Husky Energy, Inc.	9,885	323,052
IGM Financial, Inc.	3,125	155,644
Imperial Oil Ltd.	8,419	411,099
Industrial Alliance Insurance and Financial Services, Inc.	2,710	111,881
Intact Financial Corp.	3,887	255,232
Inter Pipeline Ltd.	9,133	248,313
Keyera Corp.	2,246	149,385
Kinross Gold Corp. (a)	34,207	138,882
Loblaw Companies Ltd.	6,438	279,888
Magna International, Inc. Class A (sub. vtg.)	6,569	643,565
Manulife Financial Corp.	53,691	1,008,130
MEG Energy Corp. (a)	4,140	149,048
Methanex Corp.	2,743	169,903
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	2,778	$ 171,235
National Bank of Canada	9,564	396,940
New Gold, Inc. (a)	13,253	66,987
Onex Corp. (sub. vtg.)	2,444	139,587
Open Text Corp.	3,276	161,551
Pacific Rubiales Energy Corp.	9,235	150,736
Pembina Pipeline Corp.	9,189	361,088
Pengrowth Energy Corp.	13,862	90,048
Penn West Petroleum Ltd.	13,473	121,817
Peyto Exploration & Development Corp.	3,846	141,797
Potash Corp. of Saskatchewan, Inc.	25,272	913,532
Power Corp. of Canada (sub. vtg.)	10,233	288,117
Power Financial Corp.	7,324	232,673
RioCan (REIT)	4,014	99,723
Rogers Communications, Inc. Class B (non-vtg.)	10,524	417,964
Royal Bank of Canada	41,692	2,782,510
Saputo, Inc.	3,438	183,843
Shaw Communications, Inc. Class B	11,681	282,953
Silver Wheaton Corp.	10,377	230,158
SNC-Lavalin Group, Inc.	4,620	209,577
Sun Life Financial, Inc.	17,318	586,194
Suncor Energy, Inc.	43,230	1,667,592
Talisman Energy, Inc.	30,991	320,358
Teck Resources Ltd. Class B (sub. vtg.)	16,841	383,822
TELUS Corp.	6,252	220,293
The Toronto-Dominion Bank	53,073	2,553,295
Thomson Reuters Corp.	10,952	396,392
Tim Hortons, Inc.	371	20,364
Tim Hortons, Inc. (Canada)	4,049	222,094
Tourmaline Oil Corp. (a)	4,534	234,756
TransAlta Corp.	8,558	104,550
TransCanada Corp.	20,523	956,448
Turquoise Hill Resources Ltd. (a)	21,092	81,978
Valeant Pharmaceuticals International (Canada) (a)	9,259	1,238,166
Vermilion Energy, Inc.	2,878	191,499
Yamana Gold, Inc.	22,250	166,664
TOTAL CANADA		39,569,762
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	23,500	131,247
Agile Property Holdings Ltd.	36,000	29,207
Anta Sports Products Ltd.	24,000	35,104
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ASM Pacific Technology Ltd.	6,200	$ 68,934
Belle International Holdings Ltd.	128,000	132,574
Biostime International Holdings Ltd.	5,000	33,213
Chailease Holding Co. Ltd.	20,000	47,538
China Mengniu Dairy Co. Ltd.	39,000	200,459
China Resources Cement Holdings Ltd.	46,198	32,058
China Resources Land Ltd.	64,000	131,749
China State Construction International Holdings Ltd.	48,000	80,114
Country Garden Holdings Co. Ltd.	117,638	47,189
ENN Energy Holdings Ltd.	24,000	167,781
Evergrande Real Estate Group Ltd. (d)	173,000	77,207
GCL-Poly Energy Holdings Ltd. (a)	291,000	87,079
Geely Automobile Holdings Ltd.	130,000	45,105
Golden Eagle Retail Group Ltd. (H Shares)	14,000	18,058
Greentown China Holdings Ltd.	14,000	14,085
Haitian International Holdings Ltd.	18,000	36,265
Hengan International Group Co. Ltd.	21,000	221,161
Intime Department Store Group Co. Ltd.	27,500	26,993
Kingboard Chemical Holdings Ltd.	21,400	40,796
Lee & Man Paper Manufacturing Ltd.	47,000	25,522
Longfor Properties Co. Ltd.	46,500	60,097
MGM China Holdings Ltd.	28,800	100,297
New World China Land Ltd.	74,000	61,373
Sands China Ltd.	69,200	505,191
Shenzhou International Group Holdings Ltd.	15,000	51,658
Shimao Property Holdings Ltd.	37,000	73,017
Shui On Land Ltd.	105,503	27,897
Sino Biopharmaceutical Ltd.	80,000	62,634
SOHO China Ltd.	51,500	40,985
Tencent Holdings Ltd.	29,800	1,857,275
Tingyi (Cayman Islands) Holding Corp.	60,000	166,775
TPK Holding Co. Ltd.	6,295	47,997
Uni-President China Holdings Ltd.	33,000	27,326
Want Want China Holdings Ltd.	178,000	279,182
Wynn Macau Ltd.	43,600	171,803
Yingde Gases Group Co. Ltd.	23,500	23,734
Zhen Ding Technology Holding Ltd.	5,302	15,379
Zhongsheng Group Holdings Ltd. Class H	16,000	19,440
TOTAL CAYMAN ISLANDS		5,321,498
Chile - 0.3%
AES Gener SA	66,457	35,746
Common Stocks - continued
	Shares	Value
Chile - continued
AES Gener SA rights 4/30/14 (a)	2,761	$ 237
Aguas Andinas SA	66,376	40,949
Banco de Chile	691,903	88,901
Banco de Credito e Inversiones	847	46,834
Banco Santander Chile	1,850,528	111,834
CAP SA	1,867	27,992
Cencosud SA	30,850	102,787
Colbun SA	257,068	63,605
Compania Cervecerias Unidas SA	3,798	44,828
Compania de Petroleos de Chile SA (COPEC)	14,002	180,653
CorpBanca SA	3,511,313	40,449
E-CL SA	11,997	15,238
Empresa Nacional de Electricidad SA	95,182	140,811
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,171	38,928
Empresas CMPC SA	34,868	77,614
Enersis SA	594,259	192,204
LATAM Airlines Group SA	9,361	142,840
S.A.C.I. Falabella	21,864	185,992
Vina Concha y Toro SA	12,259	25,637
TOTAL CHILE		1,604,079
China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	637,000	267,027
Air China Ltd. (H Shares)	70,000	39,727
Aluminum Corp. of China Ltd. (H Shares) (a)(d)	102,000	36,570
Anhui Conch Cement Co. Ltd. (H Shares) (d)	33,500	124,443
AviChina Industry & Technology Co. Ltd. (H Shares)	68,000	36,311
Bank Communications Co. Ltd. (H Shares)	267,000	165,994
Bank of China Ltd. (H Shares)	2,206,000	970,271
BBMG Corp. (H Shares)	24,000	16,871
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	26,369
BYD Co. Ltd. (H Shares) (a)(d)	14,000	75,391
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	24,673
China BlueChemical Ltd. (H Shares)	40,000	21,463
China Cinda Asset Mngmt Co. Ltd. (H Shares) (d)	115,000	57,849
China CITIC Bank Corp. Ltd. (H Shares)	225,000	134,078
China Coal Energy Co. Ltd. (H Shares)	114,000	61,610
China Communications Construction Co. Ltd. (H Shares)	116,000	75,858
China Communications Services Corp. Ltd. (H Shares)	68,000	34,469
China Construction Bank Corp. (H Shares)	2,079,000	1,434,635
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	28,510
Common Stocks - continued
	Shares	Value
China - continued
China International Marine Containers (Group) Ltd. (H Shares)	16,700	$ 32,870
China Life Insurance Co. Ltd. (H Shares)	215,000	559,334
China Longyuan Power Grid Corp. Ltd. (H Shares)	73,000	75,138
China Merchants Bank Co. Ltd. (H Shares)	137,751	245,903
China Minsheng Banking Corp. Ltd. (H Shares)	160,000	160,971
China National Building Materials Co. Ltd. (H Shares)	80,000	75,636
China Oilfield Services Ltd. (H Shares)	56,000	133,482
China Pacific Insurance Group Co. Ltd. (H Shares)	79,400	248,863
China Petroleum & Chemical Corp. (H Shares)	750,000	665,817
China Railway Construction Corp. Ltd. (H Shares)	48,500	40,099
China Railway Group Ltd. (H Shares)	128,000	56,959
China Shenhua Energy Co. Ltd. (H Shares)	102,000	276,282
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	20,283
China Telecom Corp. Ltd. (H Shares)	462,000	236,354
China Vanke Co. Ltd. (B Shares)	44,800	74,715
Chongqing Changan Automobile Co. Ltd. (B Shares)	25,100	45,325
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	55,000	24,120
CITIC Securities Co. Ltd. (H Shares)	27,000	54,188
CSR Corp. Ltd. (H Shares)	51,000	37,232
Datang International Power Generation Co. Ltd. (H Shares)	104,000	38,767
Dongfeng Motor Group Co. Ltd. (H Shares)	74,000	98,693
Great Wall Motor Co. Ltd. (H Shares)	31,500	142,610
Guangzhou Automobile Group Co. Ltd. (H Shares)	62,000	62,536
Guangzhou R&F Properties Co. Ltd. (H Shares)	25,200	32,894
Haitong Securities Co. Ltd. (H Shares)	33,200	46,419
Huaneng Power International, Inc. (H Shares)	84,000	82,018
Industrial & Commercial Bank of China Ltd. (H Shares)	2,156,000	1,288,249
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,000	31,425
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	38,285
Jiangxi Copper Co. Ltd. (H Shares)	34,000	56,133
New China Life Insurance Co. Ltd. (H Shares) (a)	25,300	74,566
People's Insurance Co. of China Group (H Shares)	147,000	56,313
PetroChina Co. Ltd. (H Shares)	608,000	701,495
PICC Property & Casualty Co. Ltd. (H Shares)	98,601	129,977
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	55,500	410,544
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	44,267
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	32,153
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,300	31,686
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	28,500	31,834
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	81,000	19,746
Sinopharm Group Co. Ltd. (H Shares)	30,000	78,938
Tsingtao Brewery Co. Ltd. (H Shares)	10,000	72,811
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	12,400	$ 43,184
Wumart Stores, Inc. (H Shares)	17,000	16,687
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	7,300	18,107
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	39,022
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	43,274
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,000	41,081
Zijin Mining Group Co. Ltd. (H Shares)	200,000	48,756
ZTE Corp. (H Shares) (a)	17,200	35,097
TOTAL CHINA		10,583,257
Colombia - 0.2%
Almacenes Exito SA	6,002	91,429
BanColombia SA	5,892	80,930
Cementos Argos SA	12,381	69,047
Cemex Latam Holdings SA (a)	4,824	44,539
Corp. Financiera Colombiana SA	1,939	37,487
Ecopetrol SA	138,037	256,961
Grupo de Inversiones Suramerica SA	8,122	158,450
Interconexion Electrica SA ESP	10,685	50,099
Inversiones Argos SA	6,982	76,866
Isagen SA	24,857	40,625
TOTAL COLOMBIA		906,433
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	4,441	133,525
Komercni Banka A/S	436	100,465
Telefonica Czech Rep A/S	2,853	43,221
TOTAL CZECH REPUBLIC		277,211
Denmark - 0.9%
A.P. Moller - Maersk A/S:
Series A	86	195,019
Series B	190	452,751
Carlsberg A/S Series B	3,073	307,014
Coloplast A/S Series B	3,254	273,021
Danske Bank A/S	19,323	545,929
DSV de Sammensluttede Vognmaend A/S	5,184	172,961
Novo Nordisk A/S Series B	57,965	2,630,801
Novozymes A/S Series B	6,582	315,275
TDC A/S	22,864	214,616
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	699	$ 66,392
William Demant Holding A/S (a)	666	59,631
TOTAL DENMARK		5,233,410
Egypt - 0.0%
Commercial International Bank SAE	12,634	67,195
Commercial International Bank SAE sponsored GDR	9,750	49,043
Global Telecom Holding GDR (a)	10,000	37,180
Orascom Telecom Holding SAE (a)	35,582	26,556
Talaat Moustafa Group Holding	38,829	49,869
Telecom Egypt SAE	7,964	16,911
TOTAL EGYPT		246,754
Finland - 0.6%
Elisa Corp. (A Shares)	3,674	109,741
Fortum Corp. (d)	12,431	280,595
Kone Oyj (B Shares)	9,170	392,092
Metso Corp.	3,533	141,556
Neste Oil Oyj (d)	4,196	86,156
Nokia Corp.	109,218	817,779
Nokian Tyres PLC (d)	3,434	136,350
Orion Oyj (B Shares)	2,911	88,728
Sampo Oyj (A Shares)	13,001	645,542
Stora Enso Oyj (R Shares) (d)	16,513	168,269
UPM-Kymmene Corp. (d)	15,340	268,153
Wartsila Corp.	5,117	284,957
TOTAL FINLAND		3,419,918
France - 7.0%
Accor SA	4,514	220,690
Aeroports de Paris	839	104,328
Air Liquide SA	2,399	343,143
Air Liquide SA	5,900	843,911
Alcatel-Lucent SA (a)	82,989	329,112
Alstom SA	6,396	264,309
Arkema SA	1,844	205,608
Atos Origin SA	1,995	172,238
AXA SA	52,154	1,358,481
BIC SA	789	104,624
BNP Paribas SA	28,841	2,165,080
Bouygues SA	5,565	250,263
Bureau Veritas SA	6,537	199,520
Cap Gemini SA	4,089	288,806
Common Stocks - continued
	Shares	Value
France - continued
Carrefour SA (d)	17,912	$ 696,552
Casino Guichard Perrachon SA	1,662	211,555
Christian Dior SA	1,559	320,430
CNP Assurances	4,846	111,671
Compagnie de St. Gobain	12,116	739,938
Compagnie Generale de Geophysique SA (a)	4,116	71,151
Credit Agricole SA	28,810	453,854
Danone SA	16,495	1,217,976
Dassault Systemes SA	1,848	227,232
Edenred SA	6,137	206,979
EDF SA	1,691	64,855
EDF SA	4,600	176,425
EDF SA	648	24,853
Essilor International SA	6,024	644,272
Eurazeo SA	912	76,827
Eutelsat Communications	4,463	153,122
Fonciere des Regions	765	77,657
GDF Suez (d)	38,574	972,647
Gecina SA	634	85,363
Groupe Eurotunnel SA	16,303	218,693
ICADE	973	99,217
Iliad SA	778	209,935
Imerys SA	964	84,618
JCDecaux SA	1,773	72,686
Kering SA	2,214	489,612
Klepierre SA	2,655	121,718
L'Oreal SA	1,891	325,311
L'Oreal SA	597	102,703
L'Oreal SA	4,500	774,141
Lafarge SA (a)	449	41,019
Lafarge SA (a)	3,400	310,614
Lafarge SA (Bearer)	1,600	146,171
Lagardere S.C.A. (Reg.)	3,415	142,963
Legrand SA	7,640	492,870
LVMH Moet Hennessy - Louis Vuitton SA	7,360	1,447,395
Michelin CGDE Series B	5,477	668,669
Natixis SA	27,397	194,493
Orange SA	53,982	874,578
Pernod Ricard SA	6,187	742,562
Publicis Groupe SA	5,193	442,357
Remy Cointreau SA	747	65,694
Renault SA	5,686	553,376
Common Stocks - continued
	Shares	Value
France - continued
Rexel SA	6,658	$ 168,113
Safran SA	7,783	523,097
Sanofi SA	34,727	3,747,734
Schneider Electric SA	15,993	1,498,792
SCOR SE	4,085	149,079
Societe Generale Series A	20,958	1,302,608
Sodexo SA	1,154	124,398
Sodexo SA	512	55,192
Sodexo SA	1,068	115,127
Suez Environnement SA	8,570	168,238
Technip SA	3,033	341,255
Thales SA	2,753	175,118
Total SA (a)	62,034	4,438,174
Unibail-Rodamco	2,846	767,766
Valeo SA	2,163	296,303
Vallourec SA	3,214	189,973
Veolia Environnement SA (d)	10,549	196,801
VINCI SA	14,011	1,056,270
Vivendi SA	35,115	942,183
Wendel SA	1,001	150,747
Zodiac Aerospace	5,219	173,448
TOTAL FRANCE		38,585,283
Germany - 6.1%
adidas AG	6,130	654,248
Allianz SE	13,195	2,296,326
Axel Springer Verlag AG	1,029	62,814
BASF AG (d)	26,673	3,087,309
Bayer AG (d)	24,029	3,333,663
Bayerische Motoren Werke AG (BMW)	9,611	1,202,444
Beiersdorf AG	2,887	289,422
Brenntag AG	1,552	280,665
Celesio AG	1,885	65,353
Commerzbank AG (a)	27,743	492,855
Continental AG	3,194	748,207
Daimler AG (Germany)	27,944	2,586,996
Deutsche Bank AG	29,730	1,309,473
Deutsche Boerse AG	5,575	408,303
Deutsche Lufthansa AG	6,330	158,777
Deutsche Post AG	26,394	993,622
Deutsche Telekom AG	83,892	1,409,476
Deutsche Wohnen AG (Bearer)	7,973	170,842
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	52,324	$ 1,000,677
Fraport AG Frankfurt Airport Services Worldwide	964	71,137
Fresenius Medical Care AG & Co. KGaA	6,241	429,990
Fresenius SE & Co. KGaA	3,694	561,430
GEA Group AG	5,310	237,543
Hannover Reuck SE	1,874	174,479
HeidelbergCement Finance AG	4,132	358,398
Henkel AG & Co. KGaA	3,798	389,812
Hochtief AG	886	82,344
Hugo Boss AG	981	136,099
Infineon Technologies AG	32,383	376,440
K&S AG	5,193	181,590
Kabel Deutschland Holding AG	628	85,052
Lanxess AG	2,519	191,511
Linde AG	5,381	1,115,694
MAN SE	978	125,330
Merck KGaA	1,862	313,994
Metro AG	3,907	156,107
Muenchener Rueckversicherungs AG (d)	5,135	1,185,797
OSRAM Licht AG (a)	2,585	135,311
ProSiebenSat.1 Media AG	6,387	279,255
RWE AG	14,416	549,701
SAP AG	26,828	2,168,429
Siemens AG	23,016	3,036,279
Sky Deutschland AG (a)	11,969	102,421
Suedzucker AG (Bearer)	2,222	47,350
Telefonica Deutschland Holding AG	7,433	61,739
Thyssenkrupp AG (a)	13,363	380,424
United Internet AG	3,364	144,398
Volkswagen AG	852	227,539
TOTAL GERMANY		33,857,065
Greece - 0.1%
Alpha Bank AE (a)	105,679	102,190
Folli Follie SA (a)	890	30,869
Greek Organization of Football Prognostics SA	6,719	107,198
Hellenic Petroleum SA	1,751	14,988
Hellenic Telecommunications Organization SA (a)	7,705	122,823
Jumbo SA	2,776	44,867
National Bank of Greece SA (a)	9,706	37,945
Piraeus Bank SA (a)	62,699	147,875
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece	3,234	$ 48,860
Titan Cement Co. SA (Reg.)	1,431	45,066
TOTAL GREECE		702,681
Hong Kong - 2.5%
AIA Group Ltd.	350,400	1,699,358
Bank of East Asia Ltd.	38,170	157,299
Beijing Enterprises Holdings Ltd.	16,000	139,095
BOC Hong Kong (Holdings) Ltd.	109,500	320,607
Cathay Pacific Airways Ltd.	35,000	66,091
Cheung Kong Holdings Ltd.	40,000	681,031
China Agri-Industries Holdings Ltd.	77,609	31,032
China Everbright International Ltd.	73,000	91,521
China Everbright Ltd.	24,000	32,070
China Insurance International Holdings Co. Ltd. (a)	23,400	37,124
China Merchant Holdings International Co. Ltd.	36,493	114,144
China Mobile Ltd.	175,500	1,670,493
China Overseas Grand Oceans Group Ltd.	11,000	6,527
China Overseas Land and Investment Ltd.	122,000	299,298
China Pharmaceutical Group Ltd.	48,000	39,933
China Resources Enterprise Ltd.	34,000	96,699
China Resources Power Holdings Co. Ltd.	60,000	150,910
China Unicom Ltd.	134,000	205,427
CITIC Pacific Ltd. (d)	47,000	82,446
CLP Holdings Ltd.	51,500	411,843
CNOOC Ltd.	515,000	851,217
Far East Horizon Ltd.	31,000	20,992
Fosun International Ltd.	52,000	62,913
Fosun International Ltd. rights 5/13/14 (a)	4,056	18
Franshion Properties China Ltd.	102,000	32,101
Fushan International Energy Group Ltd.	98,000	29,452
Galaxy Entertainment Group Ltd.	62,000	486,615
Guangdong Investment Ltd.	78,000	84,812
Hang Lung Properties Ltd.	68,000	202,168
Hang Seng Bank Ltd.	22,500	366,538
Henderson Land Development Co. Ltd.	29,568	176,196
HKT Trust/HKT Ltd. unit	59,000	61,717
Hong Kong & China Gas Co. Ltd.	168,620	388,875
Hong Kong Exchanges and Clearing Ltd.	32,343	582,787
Hopewell Holdings Ltd.	15,500	53,380
Hutchison Whampoa Ltd.	62,000	847,677
Hysan Development Co. Ltd.	19,020	81,326
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Lenovo Group Ltd.	184,000	$ 209,324
Link (REIT)	68,547	340,836
MTR Corp. Ltd.	44,000	166,001
New World Development Co. Ltd.	151,360	156,183
PCCW Ltd.	106,000	56,603
Poly Property Group Co. Ltd.	57,000	24,703
Power Assets Holdings Ltd.	40,500	349,996
Shanghai Industrial Holdings Ltd.	12,000	37,147
Sino Land Ltd.	87,579	131,036
Sino-Ocean Land Holdings Ltd.	97,933	51,790
SJM Holdings Ltd.	59,000	163,615
Sun Art Retail Group Ltd.	77,000	100,310
Sun Hung Kai Properties Ltd.	46,781	589,216
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	3,861	2,600
Swire Pacific Ltd. (A Shares)	20,500	236,652
Swire Properties Ltd.	33,600	100,978
Wharf Holdings Ltd.	45,000	314,880
Wheelock and Co. Ltd.	24,000	98,750
Yuexiu Property Co. Ltd.	148,000	28,634
TOTAL HONG KONG		13,820,986
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,129	64,848
OTP Bank PLC	5,767	109,834
Richter Gedeon PLC	4,168	71,350
TOTAL HUNGARY		246,032
India - 1.3%
ACC Ltd.	699	14,985
Adani Enterprises Ltd.	5,076	35,165
Aditya Birla Nuvo Ltd. (a)	756	13,876
Ambuja Cements Ltd.	17,289	56,684
Apollo Hospitals Enterprise Ltd.	2,172	32,206
Asian Paints India Ltd.	8,771	73,459
Bajaj Auto Ltd.	2,388	75,706
Bank of Baroda	1,438	19,477
Bharat Heavy Electricals Ltd.	15,085	45,131
Bharat Petroleum Corp. Ltd.	4,614	34,799
Bharti Airtel Ltd.	17,171	93,392
Cairn India Ltd.	14,258	79,227
Cipla Ltd.	10,841	71,438
Coal India Ltd.	12,588	60,910
Common Stocks - continued
	Shares	Value
India - continued
Dabur India Ltd.	8,093	$ 24,052
Divi's Laboratories Ltd.	789	18,069
DLF Ltd.	11,476	26,666
Dr. Reddy's Laboratories Ltd.	3,105	139,348
GAIL India Ltd.	7,791	47,807
GlaxoSmithKline Consumer Healthcare Ltd.	200	13,843
Godrej Consumer Products Ltd.	3,245	42,960
HCL Technologies Ltd.	7,391	171,911
HDFC Bank Ltd.	36,354	454,923
Hero Motocorp Ltd.	2,377	86,715
Hindalco Industries Ltd.	36,499	81,270
Hindustan Unilever Ltd.	19,344	182,006
Housing Development Finance Corp. Ltd.	43,723	650,934
ICICI Bank Ltd.	7,038	145,109
Idea Cellular Ltd.	15,383	34,354
Infosys Ltd.	12,838	683,031
Infosys Ltd. sponsored ADR	600	32,226
ITC Ltd.	65,607	370,647
Jaiprakash Associates Ltd.	20,985	18,736
Jindal Steel & Power Ltd. (a)	11,844	50,123
JSW Steel Ltd.	2,648	47,549
Kotak Mahindra Bank Ltd. (a)	9,856	131,152
Larsen & Toubro Ltd.	9,506	203,958
LIC Housing Finance Ltd. (a)	7,810	33,977
Mahindra & Mahindra Financial Services Ltd.	7,247	29,564
Mahindra & Mahindra Ltd.	8,398	149,567
Mundra Port and SEZ Ltd.	11,890	37,100
Nestle India Ltd.	534	42,221
NTPC Ltd.	35,203	67,908
Oil & Natural Gas Corp. Ltd.	19,882	107,165
Oil India Ltd.	3,956	31,302
Piramal Enterprises Ltd.	1,061	9,509
Power Finance Corp. Ltd.	8,121	24,754
Power Grid Corp. of India Ltd.	35,757	62,722
Ranbaxy Laboratories Ltd. (a)	2,322	18,227
Reliance Capital Ltd. (a)	4,027	23,712
Reliance Communication Ltd. (a)	13,695	27,803
Reliance Industries Ltd.	37,115	575,847
Reliance Infrastructure Ltd. (a)	2,459	20,735
Reliance Power Ltd. (a)	12,443	14,121
Rural Electrification Corp. Ltd.	8,729	34,430
Sesa Sterlite Ltd.	27,946	86,096
Common Stocks - continued
	Shares	Value
India - continued
Shriram Transport Finance Co. Ltd.	3,683	$ 44,869
Siemens India Ltd.	2,168	24,953
State Bank of India	3,957	136,368
Sun Pharmaceutical Industries Ltd.	18,425	193,307
Tata Consultancy Services Ltd.	13,477	489,163
Tata Motors Ltd.	20,523	141,963
Tata Power Co. Ltd.	24,991	32,360
Tata Steel Ltd.	9,036	60,023
Tech Mahindra Ltd. (a)	2,434	73,936
Ultratech Cemco Ltd.	1,011	33,979
United Breweries Ltd. (a)	2,406	31,502
United Spirits Ltd.	2,483	113,971
Wipro Ltd.	18,499	160,326
Yes Bank Ltd.	4,253	31,079
TOTAL INDIA		7,328,403
Indonesia - 0.5%
PT Adaro Energy Tbk	312,000	31,979
PT Astra Agro Lestari Tbk	10,500	26,701
PT Astra International Tbk	585,600	376,083
PT Bank Central Asia Tbk	386,400	367,634
PT Bank Danamon Indonesia Tbk Series A	98,500	34,845
PT Bank Mandiri (Persero) Tbk	263,200	224,882
PT Bank Negara Indonesia (Persero) Tbk	195,900	81,586
PT Bank Rakyat Indonesia Tbk	336,900	288,484
PT Bumi Serpong Damai Tbk	223,500	30,157
PT Charoen Pokphand Indonesia Tbk	205,900	67,140
PT Global Mediacom Tbk	189,400	35,877
PT Gudang Garam Tbk	12,500	61,086
PT Indo Tambangraya Megah Tbk	8,500	18,729
PT Indocement Tunggal Prakarsa Tbk	43,500	82,587
PT Indofood CBP Sukses Makmur Tbk	33,500	28,975
PT Indofood Sukses Makmur Tbk	118,800	72,442
PT Jasa Marga Tbk	51,500	26,281
PT Kalbe Farma Tbk	606,400	81,035
PT Lippo Karawaci Tbk	490,900	45,432
PT Matahari Department Store Tbk	48,000	62,276
PT Media Nusantara Citra Tbk	118,200	27,757
PT Perusahaan Gas Negara Tbk Series B	331,000	152,452
PT Semen Gresik (Persero) Tbk	91,800	117,911
PT Surya Citra Media Tbk	148,500	40,460
PT Tambang Batubbara Bukit Asam Tbk	18,500	15,801
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	1,326,900	$ 260,803
PT Tower Bersama Infrastructure Tbk	44,000	24,737
PT Unilever Indonesia Tbk	48,200	121,944
PT United Tractors Tbk	45,900	86,151
PT XL Axiata Tbk	57,000	25,514
TOTAL INDONESIA		2,917,741
Ireland - 0.3%
Bank of Ireland (a)	633,469	247,340
CRH PLC	20,834	606,553
CRH PLC sponsored ADR	800	23,424
James Hardie Industries PLC CDI	12,514	159,502
Kerry Group PLC Class A	4,472	353,021
Ryanair Holdings PLC (a)	827	7,842
Ryanair Holdings PLC sponsored ADR (a)	570	30,484
TOTAL IRELAND		1,428,166
Isle of Man - 0.0%
Genting Singapore PLC	174,000	183,896
Israel - 0.4%
Bank Hapoalim BM (Reg.)	31,952	180,327
Bank Leumi le-Israel BM (a)	34,445	134,674
Bezeq The Israeli Telecommunication Corp. Ltd.	60,492	109,604
Delek Group Ltd.	117	47,368
Israel Chemicals Ltd.	11,988	106,214
Israel Corp. Ltd. (Class A) (a)	96	54,124
Mizrahi Tefahot Bank Ltd.	3,403	45,472
NICE Systems Ltd.	1,282	55,483
NICE Systems Ltd. sponsored ADR	265	11,448
Teva Pharmaceutical Industries Ltd.	18,409	902,409
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,408	313,095
TOTAL ISRAEL		1,960,218
Italy - 1.7%
Assicurazioni Generali SpA	34,070	795,504
Atlantia SpA	10,700	278,337
Banca Monte dei Paschi di Siena SpA (a)(d)	164,042	54,597
Banco Popolare Societa Cooperativa (a)	10,000	205,883
Enel Green Power SpA	47,393	135,446
Enel SpA	192,220	1,086,440
Eni SpA	73,863	1,913,003
EXOR SpA	3,113	142,003
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (a)	25,226	$ 303,776
Finmeccanica SpA (a)	10,734	99,105
Intesa Sanpaolo SpA	340,419	1,164,925
Luxottica Group SpA	4,845	277,893
Mediobanca SpA (a)	15,456	171,114
Pirelli & C. S.p.A.	6,393	107,142
Prysmian SpA	5,571	144,840
Saipem SpA	7,895	211,395
Snam Rete Gas SpA	59,319	356,507
Telecom Italia SpA	296,868	381,484
Terna SpA	44,031	238,237
UniCredit SpA	127,007	1,134,748
Unione di Banche Italiane ScpA	24,947	237,426
Unipolsai SpA	23,875	87,643
TOTAL ITALY		9,527,448
Japan - 13.3%
ABC-MART, Inc.	700	31,393
ACOM Co. Ltd. (a)	10,800	36,762
Advantest Corp.	4,000	44,055
AEON Co. Ltd.	18,900	218,329
AEON Financial Service Co. Ltd.	3,100	77,959
AEON Mall Co. Ltd.	3,270	77,852
Air Water, Inc.	4,000	56,145
Aisin Seiki Co. Ltd.	5,700	201,272
Ajinomoto Co., Inc.	17,000	249,758
Alfresa Holdings Corp.	1,100	68,431
All Nippon Airways Ltd.	31,000	67,619
Amada Co. Ltd.	9,000	65,056
Aozora Bank Ltd.	35,000	104,074
Asahi Glass Co. Ltd.	31,000	175,566
Asahi Group Holdings	11,400	314,229
Asahi Kasei Corp.	37,000	251,528
Asics Corp.	4,500	87,548
Astellas Pharma, Inc.	63,700	708,436
Bank of Kyoto Ltd.	9,000	73,243
Bank of Yokohama Ltd.	34,000	170,607
Benesse Holdings, Inc.	2,000	76,001
Bridgestone Corp.	19,100	683,778
Brother Industries Ltd.	6,800	94,915
Calbee, Inc.	2,000	48,985
Canon, Inc.	33,100	1,037,188
Common Stocks - continued
	Shares	Value
Japan - continued
Casio Computer Co. Ltd.	6,700	$ 76,414
Central Japan Railway Co.	4,100	502,900
Chiba Bank Ltd.	20,000	126,962
Chiyoda Corp.	4,000	53,563
Chubu Electric Power Co., Inc.	18,000	204,764
Chugai Pharmaceutical Co. Ltd.	6,400	161,322
Chugoku Electric Power Co., Inc.	8,300	108,545
Citizen Holdings Co. Ltd.	6,900	50,619
Coca-Cola West Co. Ltd.	1,800	31,304
Credit Saison Co. Ltd.	4,300	91,438
Dai Nippon Printing Co. Ltd.	18,000	162,332
Dai-ichi Mutual Life Insurance Co.	25,200	348,538
Daicel Chemical Industries Ltd.	8,000	66,826
Daido Steel Co. Ltd.	7,000	34,166
Daihatsu Motor Co. Ltd.	5,200	86,010
Daiichi Sankyo Kabushiki Kaisha	20,100	336,786
Daikin Industries Ltd.	6,900	398,268
Dainippon Sumitomo Pharma Co. Ltd.	4,100	62,201
Daito Trust Construction Co. Ltd.	2,100	213,420
Daiwa House Industry Co. Ltd.	17,000	286,507
Daiwa Securities Group, Inc.	48,000	359,172
DeNA Co. Ltd. (d)	2,800	47,107
DENSO Corp.	14,300	650,693
Dentsu, Inc.	6,400	262,924
Don Quijote Holdings Co. Ltd.	1,500	78,936
East Japan Railway Co.	9,800	714,427
Eisai Co. Ltd.	7,100	273,833
Electric Power Development Co. Ltd.	3,700	98,223
FamilyMart Co. Ltd.	1,500	62,283
Fanuc Corp.	5,600	1,007,874
Fast Retailing Co. Ltd.	1,600	497,207
Fuji Electric Co. Ltd.	15,000	67,932
Fuji Heavy Industries Ltd.	17,300	454,350
Fujifilm Holdings Corp.	13,700	353,773
Fujitsu Ltd.	53,000	311,048
Fukuoka Financial Group, Inc.	21,000	85,656
GREE, Inc. (a)	2,900	28,253
GungHo Online Entertainment, Inc. (d)	9,100	51,893
Gunma Bank Ltd.	14,000	74,358
Hakuhodo DY Holdings, Inc.	6,400	49,642
Hamamatsu Photonics K.K.	1,900	85,489
Hankyu Hanshin Holdings, Inc.	35,000	191,715
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	6,900	$ 90,844
Hirose Electric Co. Ltd.	900	126,855
Hiroshima Bank Ltd.	14,000	57,515
Hisamitsu Pharmaceutical Co., Inc.	1,600	66,983
Hitachi Chemical Co. Ltd.	3,000	44,104
Hitachi Construction Machinery Co. Ltd.	2,900	53,810
Hitachi High-Technologies Corp.	2,000	45,699
Hitachi Ltd.	141,000	1,002,661
Hitachi Metals Ltd.	5,000	67,785
Hokkaido Electric Power Co., Inc. (a)	4,800	29,344
Hokuhoku Financial Group, Inc.	30,000	57,808
Hokuriku Electric Power Co., Inc.	4,400	54,572
Honda Motor Co. Ltd.	47,600	1,579,591
Hoya Corp.	12,800	377,358
Hulic Co. Ltd.	7,200	86,554
Ibiden Co. Ltd.	3,100	55,823
Idemitsu Kosan Co. Ltd.	2,500	55,143
Iida Group Holdings Co. Ltd. (a)	3,600	53,524
INPEX Corp.	26,100	379,878
Isetan Mitsukoshi Holdings Ltd.	11,100	137,888
Ishikawajima-Harima Heavy Industries Co. Ltd.	36,000	143,317
Isuzu Motors Ltd.	36,000	208,813
Itochu Corp.	43,200	483,404
ITOCHU Techno-Solutions Corp.	700	29,134
Iyo Bank Ltd.	7,600	68,317
J. Front Retailing Co. Ltd.	14,000	88,737
Japan Airlines Co. Ltd.	1,700	87,964
Japan Exchange Group, Inc.	7,400	146,067
Japan Petroleum Exploration Co. Ltd.	700	26,018
Japan Prime Realty Investment Corp.	21	73,845
Japan Real Estate Investment Corp.	36	190,502
Japan Retail Fund Investment Corp.	63	126,573
Japan Steel Works Ltd.	8,000	33,726
Japan Tobacco, Inc.	32,000	1,050,443
JFE Holdings, Inc.	13,800	255,118
JGC Corp.	6,000	194,258
Joyo Bank Ltd.	19,000	92,366
JSR Corp.	4,800	78,642
JTEKT Corp.	6,100	88,903
JX Holdings, Inc.	65,900	341,634
Kajima Corp.	22,000	83,709
Kakaku.com, Inc.	3,900	55,504
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	6,000	$ 57,162
Kaneka Corp.	7,000	41,082
Kansai Electric Power Co., Inc. (a)	20,600	172,481
Kansai Paint Co. Ltd.	7,000	97,980
Kao Corp.	15,300	575,724
Kawasaki Heavy Industries Ltd.	39,000	144,579
KDDI Corp.	15,700	835,716
Keihin Electric Express Railway Co. Ltd.	14,000	116,125
Keio Corp.	16,000	113,151
Keisei Electric Railway Co.	8,000	69,565
Keyence Corp.	1,310	504,664
Kikkoman Corp.	5,000	101,384
Kinden Corp.	3,000	27,584
Kintetsu Corp.	54,000	189,622
Kirin Holdings Co. Ltd.	25,500	352,937
Kobe Steel Ltd.	84,000	110,099
Koito Manufacturing Co. Ltd.	3,000	65,379
Komatsu Ltd.	27,600	607,650
Konami Corp.	2,600	59,256
Konica Minolta, Inc.	14,500	134,597
Kubota Corp.	32,000	411,288
Kuraray Co. Ltd.	9,500	106,583
Kurita Water Industries Ltd.	2,700	56,781
Kyocera Corp.	9,400	441,980
Kyowa Hakko Kirin Co., Ltd.	7,000	79,699
Kyushu Electric Power Co., Inc. (a)	11,600	116,981
Lawson, Inc.	2,000	138,896
LIXIL Group Corp.	7,400	195,649
M3, Inc.	3,800	52,111
Mabuchi Motor Co. Ltd.	700	47,860
Makita Corp.	3,400	180,251
Marubeni Corp.	50,000	333,545
Marui Group Co. Ltd.	6,600	58,553
Maruichi Steel Tube Ltd.	1,500	38,015
Mazda Motor Corp.	81,000	362,078
McDonald's Holdings Co. (Japan) Ltd.	1,800	49,809
Medipal Holdings Corp.	3,700	51,970
Meiji Holdings Co. Ltd.	1,700	104,260
Miraca Holdings, Inc.	1,500	64,997
Mitsubishi Chemical Holdings Corp.	41,600	166,424
Mitsubishi Corp.	41,400	740,247
Mitsubishi Electric Corp.	57,000	648,418
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Estate Co. Ltd.	36,000	$ 814,829
Mitsubishi Gas Chemical Co., Inc.	10,000	57,710
Mitsubishi Heavy Industries Ltd.	87,000	457,828
Mitsubishi Logistics Corp.	3,000	43,019
Mitsubishi Materials Corp.	30,000	86,859
Mitsubishi Motors Corp. of Japan	18,700	202,301
Mitsubishi Tanabe Pharma Corp.	5,900	80,794
Mitsubishi UFJ Financial Group, Inc.	372,300	1,980,449
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,900	73,309
Mitsui & Co. Ltd.	51,000	722,835
Mitsui Chemicals, Inc.	25,000	60,889
Mitsui Fudosan Co. Ltd.	25,000	738,739
Mitsui OSK Lines Ltd.	32,000	106,735
Mizuho Financial Group, Inc.	670,600	1,313,443
MS&AD Insurance Group Holdings, Inc.	15,000	335,991
Murata Manufacturing Co. Ltd.	5,800	482,222
Nabtesco Corp.	2,900	62,377
Namco Bandai Holdings, Inc.	5,000	107,791
NEC Corp.	73,000	204,930
Nexon Co. Ltd.	2,800	21,856
NGK Insulators Ltd.	8,000	150,946
NGK Spark Plug Co. Ltd.	5,000	114,491
NHK Spring Co. Ltd.	4,300	38,779
Nidec Corp.	6,000	339,213
Nikon Corp.	10,300	161,500
Nintendo Co. Ltd.	3,100	325,378
Nippon Building Fund, Inc.	41	226,987
Nippon Electric Glass Co. Ltd.	10,000	48,809
Nippon Express Co. Ltd.	25,000	118,110
Nippon Meat Packers, Inc.	5,000	86,614
Nippon Paint Co. Ltd.	5,000	77,273
Nippon Prologis REIT, Inc.	35	74,016
Nippon Steel & Sumitomo Metal Corp.	224,700	589,031
Nippon Telegraph & Telephone Corp.	11,000	610,421
Nippon Yusen KK	50,000	135,472
Nishi-Nippon City Bank Ltd.	21,000	47,655
Nissan Motor Co. Ltd.	72,800	628,162
Nisshin Seifun Group, Inc.	6,450	75,014
Nissin Food Holdings Co. Ltd.	1,600	76,530
Nitori Holdings Co. Ltd.	1,900	87,069
Nitto Denko Corp.	4,900	211,366
NKSJ Holdings, Inc.	9,750	243,094
Common Stocks - continued
	Shares	Value
Japan - continued
NOK Corp.	2,600	$ 42,522
Nomura Holdings, Inc.	104,000	602,251
Nomura Real Estate Holdings, Inc.	3,700	68,980
Nomura Research Institute Ltd.	2,800	80,931
NSK Ltd.	13,000	136,695
NTT Data Corp.	3,400	131,530
NTT DOCOMO, Inc.	44,500	709,799
NTT Urban Development Co.	2,700	23,716
Obayashi Corp.	19,000	122,473
Odakyu Electric Railway Co. Ltd.	18,000	157,930
Oji Holdings Corp.	21,000	88,120
Olympus Corp. (a)	7,200	219,729
OMRON Corp.	6,100	215,396
Ono Pharmaceutical Co. Ltd.	2,400	189,915
Oracle Corp. Japan	900	41,419
Oriental Land Co. Ltd.	1,400	209,586
ORIX Corp.	37,100	535,988
Osaka Gas Co. Ltd.	55,000	207,121
Otsuka Corp.	400	47,303
Otsuka Holdings Co. Ltd.	10,900	313,774
Panasonic Corp.	64,400	701,964
Park24 Co. Ltd.	2,600	47,455
Rakuten, Inc.	20,900	270,258
Resona Holdings, Inc.	64,100	327,287
Ricoh Co. Ltd.	19,600	225,265
Rinnai Corp.	900	74,828
ROHM Co. Ltd.	2,600	123,979
Sankyo Co. Ltd. (Gunma)	1,500	59,935
Sanrio Co. Ltd.	1,500	47,464
Santen Pharmaceutical Co. Ltd.	2,000	89,206
SBI Holdings, Inc. Japan	5,530	63,016
Secom Co. Ltd.	6,300	362,527
Sega Sammy Holdings, Inc.	5,000	100,553
Seiko Epson Corp.	3,500	95,378
Sekisui Chemical Co. Ltd.	12,000	121,720
Sekisui House Ltd.	16,100	193,228
Seven & i Holdings Co., Ltd.	21,900	863,490
Seven Bank Ltd.	17,500	66,244
Sharp Corp. (a)	44,000	110,177
Shikoku Electric Power Co., Inc. (a)	5,000	58,493
Shimadzu Corp.	7,000	59,774
Shimamura Co. Ltd.	600	55,871
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMANO, Inc.	2,300	$ 229,471
SHIMIZU Corp.	19,000	107,605
Shin-Etsu Chemical Co., Ltd.	12,000	704,025
Shinsei Bank Ltd.	46,000	89,539
Shionogi & Co. Ltd.	9,400	164,582
Shiseido Co. Ltd.	11,000	196,254
Shizuoka Bank Ltd.	18,000	171,839
Showa Denko K.K.	42,000	55,871
Showa Shell Sekiyu K.K.	4,900	49,702
SMC Corp.	1,500	356,165
SoftBank Corp.	28,000	2,078,740
Sojitz Corp.	32,900	51,811
Sony Corp.	29,600	519,645
Sony Financial Holdings, Inc.	4,600	73,701
Stanley Electric Co. Ltd.	4,000	88,424
Sumco Corp.	3,500	26,840
Sumitomo Chemical Co. Ltd.	43,000	161,090
Sumitomo Corp.	32,600	423,145
Sumitomo Electric Industries Ltd.	22,100	305,014
Sumitomo Heavy Industries Ltd.	16,000	67,922
Sumitomo Metal Mining Co. Ltd.	16,000	241,170
Sumitomo Mitsui Financial Group, Inc.	37,200	1,470,528
Sumitomo Mitsui Trust Holdings, Inc.	96,000	395,587
Sumitomo Realty & Development Co. Ltd.	11,000	426,077
Sumitomo Rubber Industries Ltd.	4,500	62,459
Suntory Beverage & Food Ltd.	4,300	149,944
Suzuken Co. Ltd.	2,100	75,591
Suzuki Motor Corp.	10,600	273,204
Sysmex Corp.	4,500	142,393
T&D Holdings, Inc.	16,200	193,161
Taiheiyo Cement Corp.	34,000	119,059
Taisei Corp.	31,000	143,425
Taisho Pharmaceutical Holdings Co. Ltd.	800	58,923
Taiyo Nippon Sanso Corp.	6,000	47,772
Takashimaya Co. Ltd.	7,000	66,279
Takeda Pharmaceutical Co. Ltd.	23,000	1,032,171
TDK Corp.	3,800	162,058
Teijin Ltd.	29,000	71,199
Terumo Corp.	8,800	174,649
The Chugoku Bank Ltd.	4,300	56,949
The Hachijuni Bank Ltd.	12,000	65,496
The Suruga Bank Ltd.	5,000	85,685
Common Stocks - continued
	Shares	Value
Japan - continued
THK Co. Ltd.	3,300	$ 69,819
Tobu Railway Co. Ltd.	32,000	156,502
Toho Co. Ltd.	3,000	57,779
Toho Gas Co. Ltd.	11,000	53,905
Tohoku Electric Power Co., Inc.	14,200	135,007
Tokio Marine Holdings, Inc.	20,400	600,816
Tokyo Electric Power Co., Inc. (a)	44,200	166,882
Tokyo Electron Ltd.	4,900	278,691
Tokyo Gas Co. Ltd.	68,000	355,847
Tokyo Tatemono Co. Ltd.	11,000	87,583
Tokyu Corp.	34,000	213,841
Tokyu Fudosan Holdings Corp.	14,200	103,061
TonenGeneral Sekiyu K.K.	9,000	84,951
Toppan Printing Co. Ltd.	15,000	103,145
Toray Industries, Inc.	44,000	287,064
Toshiba Corp.	116,000	453,856
Toto Ltd.	8,000	113,073
Toyo Seikan Group Holdings Ltd.	4,600	68,346
Toyo Suisan Kaisha Ltd.	3,000	95,955
Toyoda Gosei Co. Ltd.	1,500	27,642
Toyota Boshoku Corp.	1,500	15,479
Toyota Industries Corp.	4,600	211,924
Toyota Motor Corp.	80,200	4,333,059
Toyota Tsusho Corp.	6,500	170,964
Trend Micro, Inc.	3,300	106,681
Tsumura & Co.	1,700	40,340
Ube Industries Ltd.	27,000	45,689
Unicharm Corp.	3,400	184,242
United Urban Investment Corp.	69	103,937
USS Co. Ltd.	7,200	104,864
West Japan Railway Co.	5,000	202,621
Yahoo! Japan Corp.	42,000	182,403
Yakult Honsha Co. Ltd.	2,500	134,983
Yamada Denki Co. Ltd.	26,600	98,090
Yamaguchi Financial Group, Inc.	7,000	64,498
Yamaha Corp.	4,600	61,552
Yamaha Motor Co. Ltd.	8,700	134,200
Yamato Holdings Co. Ltd.	10,300	211,773
Yamato Kogyo Co. Ltd.	1,400	40,315
Yamazaki Baking Co. Ltd.	3,000	36,622
Yaskawa Electric Corp.	6,000	67,668
Common Stocks - continued
	Shares	Value
Japan - continued
Yokogawa Electric Corp.	6,400	$ 87,328
Yokohama Rubber Co. Ltd.	7,000	62,513
TOTAL JAPAN		73,759,067
Korea (South) - 3.0%
AMOREPACIFIC Corp.	101	130,515
AMOREPACIFIC Group, Inc.	81	41,868
BS Financial Group, Inc.	4,500	68,822
Celltrion, Inc.	1,731	80,594
Cheil Industries, Inc.	1,351	86,178
Cheil Worldwide, Inc. (a)	2,430	59,039
CJ CheilJedang Corp.	265	79,518
CJ Corp.	359	43,437
Coway Co. Ltd.	1,439	113,521
Daelim Industrial Co.	738	60,077
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	28,172
Daewoo International Corp.	1,170	41,054
Daewoo Securities Co. Ltd.	5,382	44,073
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,700	78,144
DGB Financial Group Co. Ltd.	4,150	62,867
Dongbu Insurance Co. Ltd.	1,419	78,292
Doosan Co. Ltd.	194	24,975
Doosan Heavy Industries & Construction Co. Ltd.	1,581	53,256
Doosan Infracore Co. Ltd. (a)	3,740	45,071
E-Mart Co. Ltd.	559	127,697
GS Engineering & Construction Corp.	1,019	35,805
GS Engineering & Construction Corp. rights 6/3/14 (a)	328	2,762
GS Holdings Corp.	1,431	66,626
Halla Visteon Climate Control Corp.	1,090	45,474
Hana Financial Group, Inc.	7,591	267,092
Hanjin Kal Corp. (a)	310	6,632
Hankook Tire Co. Ltd.	2,151	124,300
Hanwha Chemical Corp.	2,700	47,696
Hanwha Corp.	1,170	34,032
Hanwha Life Insurance Co. Ltd.	5,650	36,752
Hite Jinro Co. Ltd.	830	20,085
Hyosung Corp.	658	46,941
Hyundai Department Store Co. Ltd.	417	53,684
Hyundai Engineering & Construction Co. Ltd.	2,320	125,308
Hyundai Fire & Marine Insurance Co. Ltd.	1,720	50,446
Hyundai Glovis Co. Ltd.	350	82,494
Hyundai Heavy Industries Co. Ltd.	1,259	235,811
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Hysco Co. Ltd.	187	$ 9,974
Hyundai Industrial Development & Construction Co.	1,930	55,204
Hyundai Merchant Marine Co. Ltd. (a)	1,916	19,195
Hyundai Mipo Dockyard Co. Ltd.	296	40,256
Hyundai Mobis	1,957	558,818
Hyundai Motor Co.	4,377	974,456
Hyundai Securities Co. Ltd.	3,200	21,496
Hyundai Steel Co.	1,897	123,945
Hyundai Wia Corp.	507	83,429
Industrial Bank of Korea	7,680	94,411
Kangwon Land, Inc.	3,090	89,281
KB Financial Group, Inc.	11,230	384,240
KCC Corp.	127	63,187
Kia Motors Corp.	7,632	423,302
Korea Aerospace Industries Ltd.	1,110	35,403
Korea Electric Power Corp.	7,740	295,995
Korea Gas Corp.	683	40,857
Korea Investment Holdings Co. Ltd.	1,040	38,103
Korea Zinc Co. Ltd.	277	91,297
Korean Air Lines Co. Ltd. (a)	1,042	33,587
KT Corp.	1,680	53,559
KT&G Corp.	3,122	250,219
Kumho Petro Chemical Co. Ltd.	376	31,773
LG Chemical Ltd.	1,326	337,565
LG Corp.	2,896	161,185
LG Display Co. Ltd. (a)	6,920	184,341
LG Electronics, Inc.	3,216	213,861
LG Household & Health Care Ltd.	255	116,504
LG Innotek Co. Ltd. (a)	393	43,367
LG Telecom Ltd.	7,250	71,230
Lotte Chemical Corp.	489	77,153
Lotte Confectionery Co. Ltd.	20	34,266
Lotte Shopping Co. Ltd.	304	94,163
LS Cable Ltd.	496	38,841
LS Industrial Systems Ltd.	546	34,881
Mirae Asset Securities Co. Ltd.	960	39,307
Naver Corp.	826	590,057
NCSOFT Corp.	414	82,151
NHN Entertainment Corp. (a)	345	28,152
Oci Co. Ltd.	440	77,088
Orion Corp.	115	87,717
POSCO	1,896	560,241
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S-Oil Corp.	1,217	$ 71,152
S1 Corp.	492	37,385
Samsung C&T Corp.	3,792	237,849
Samsung Card Co. Ltd.	960	34,800
Samsung Electro-Mechanics Co. Ltd.	1,632	104,577
Samsung Electronics Co. Ltd.	3,221	4,187,209
Samsung Engineering Co. Ltd.	722	54,022
Samsung Fire & Marine Insurance Co. Ltd.	1,003	237,862
Samsung Heavy Industries Co. Ltd.	4,910	134,026
Samsung Life Insurance Co. Ltd.	1,820	169,298
Samsung SDI Co. Ltd.	1,054	154,055
Samsung Securities Co. Ltd.	1,687	64,257
Samsung Techwin Co. Ltd.	1,193	66,862
Shinhan Financial Group Co. Ltd.	12,310	537,416
Shinsegae Co. Ltd.	181	39,245
SK C&C Co. Ltd.	722	98,890
SK Energy Co. Ltd.	1,821	207,994
SK Holdings Co. Ltd.	700	123,996
SK Hynix, Inc. (a)	15,270	593,448
SK Networks Co. Ltd.	2,860	26,355
SK Telecom Co. Ltd.	262	54,259
Woori Finance Holdings Co. Ltd.	9,760	107,067
Woori Investment & Securities Co. Ltd.	3,431	28,960
Yuhan Corp.	216	37,948
TOTAL KOREA (SOUTH)		16,722,099
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	29,365	477,512
Kernel Holding SA (a)	1,180	10,924
Millicom International Cellular SA (depository receipt)	1,962	194,021
RTL Group SA	1,205	134,092
SES SA (France) (depositary receipt)	8,966	337,656
Subsea 7 SA	7,242	144,857
Tenaris SA	14,028	310,101
TOTAL LUXEMBOURG		1,609,163
Malaysia - 0.8%
AirAsia Bhd	47,900	32,594
AMMB Holdings Bhd	44,200	97,274
Astro Malaysia Holdings Bhd	43,400	44,298
Axiata Group Bhd	78,200	161,314
Berjaya Sports Toto Bhd	16,139	19,243
Common Stocks - continued
	Shares	Value
Malaysia - continued
British American Tobacco (Malaysia) Bhd	3,500	$ 65,655
Bumi Armada Bhd	29,200	35,801
Bumiputra-Commerce Holdings Bhd	150,885	347,325
Dialog Group Bhd	63,900	70,314
DiGi.com Bhd	100,000	169,808
Felda Global Ventures Holdings Bhd	31,200	43,226
Gamuda Bhd	44,000	62,173
Genting Bhd	63,200	189,842
Genting Malaysia Bhd	84,800	109,688
Genting Plantations Bhd	5,000	17,012
Hong Leong Bank Bhd	15,200	65,226
Hong Leong Credit Bhd	5,600	26,262
IHH Healthcare Bhd	71,400	87,759
IJM Corp. Bhd	36,000	70,400
IOI Corp. Bhd	91,500	140,230
IOI Properties Group Sdn Bhd (a)	37,533	30,832
Kuala Lumpur Kepong Bhd	13,400	99,396
Lafarge Malaysia Bhd	11,400	31,763
Malayan Banking Bhd	128,844	390,975
Malaysia Airports Holdings Bhd	22,556	55,725
Malaysian Plantations Bhd	26,800	36,801
Maxis Bhd	61,000	129,946
MISC Bhd	28,800	57,468
MMC Corp. Bhd	17,700	15,191
Parkson Holdings Bhd	17,702	15,952
Petronas Chemicals Group Bhd	85,200	175,754
Petronas Dagangan Bhd	6,600	61,297
Petronas Gas Bhd	18,500	133,257
PPB Group Bhd	13,100	66,092
Public Bank Bhd	28,800	177,788
RHB Capital Bhd	21,607	54,903
SapuraKencana Petroleum Bhd (a)	110,200	145,582
Sime Darby Bhd	74,901	216,725
Telekom Malaysia Bhd	26,300	49,980
Tenaga Nasional Bhd	83,400	304,202
UEM Land Holdings Bhd	41,700	29,398
UMW Holdings Bhd	14,800	48,812
YTL Corp. Bhd	147,126	72,605
YTL Power International Bhd (a)	80,850	38,907
TOTAL MALAYSIA		4,294,795
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	211,000	$ 102,664
Mexico - 1.0%
Alfa SA de CV Series A	83,300	219,349
America Movil S.A.B. de CV Series L	1,020,200	1,026,224
CEMEX S.A.B. de CV unit	339,913	434,675
Coca-Cola FEMSA S.A.B. de CV Series L	13,100	146,333
Compartamos S.A.B. de CV	28,100	49,229
Controladora Commercial Mexicana S.A.B. de CV unit	11,200	41,657
El Puerto de Liverpool S.A.B. de CV Class C	4,800	49,432
Embotelladoras Arca S.A.B. de CV	8,600	54,797
Fibra Uno Administracion SA de CV	43,400	141,783
Fomento Economico Mexicano S.A.B. de CV unit	56,000	511,042
Genomma Lab Internacional SA de CV (a)	20,600	52,213
Grupo Aeroportuario del Pacifico SA de CV Series B	8,200	49,315
Grupo Aeroportuario del Sureste SA de CV Series B	6,100	74,639
Grupo Bimbo S.A.B. de CV Series A	45,300	125,137
Grupo Carso SA de CV Series A1	15,200	77,262
Grupo Comercial Chedraui S.A.B. de CV	9,800	29,851
Grupo Financiero Banorte S.A.B. de CV Series O	71,800	475,987
Grupo Financiero Inbursa S.A.B. de CV Series O	70,300	179,797
Grupo Financiero Santander Mexico S.A.B. de CV	57,900	137,683
Grupo Mexico SA de CV Series B	112,824	338,832
Grupo Televisa SA de CV	74,100	486,080
Industrias CH SA de CV (a)	5,200	27,783
Industrias Penoles SA de CV	3,935	91,596
Kimberly-Clark de Mexico SA de CV Series A	49,300	128,161
Mexichem S.A.B. de CV	28,521	106,146
Minera Frisco S.A.B. de CV (a)	17,300	31,379
OHL Mexico S.A.B. de CV (a)	17,600	46,722
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	8,600	120,204
Wal-Mart de Mexico SA de CV Series V	155,600	393,438
TOTAL MEXICO		5,646,746
Netherlands - 2.2%
AEGON NV	51,983	476,498
Airbus Group NV	17,116	1,175,184
Akzo Nobel NV	7,094	546,125
ASML Holding NV (Netherlands)	10,496	856,623
CNH Industrial NV	27,123	316,084
Corio NV	1,771	82,887
Delta Lloyd NV	5,885	154,759
Fugro NV (Certificaten Van Aandelen)	1,882	124,584
Common Stocks - continued
	Shares	Value
Netherlands - continued
Gemalto NV	2,300	$ 257,506
Heineken Holding NV	3,003	191,646
Heineken NV (Bearer)	6,697	464,554
ING Groep NV (Certificaten Van Aandelen) (a)	112,137	1,602,983
Koninklijke Ahold NV	26,554	512,256
Koninklijke Boskalis Westminster NV	2,240	126,886
Koninklijke KPN NV (a)	91,568	325,329
Koninklijke Philips Electronics NV	27,522	881,067
OCI NV (a)	2,841	121,496
QIAGEN NV (a)	6,419	140,705
Randstad Holding NV	3,658	212,665
Reed Elsevier NV	20,628	421,036
Royal DSM NV	4,416	316,619
STMicroelectronics NV	17,449	166,397
TNT Express NV	12,057	108,560
Unilever NV (Certificaten Van Aandelen) (Bearer)	47,211	2,024,463
Vopak NV	1,967	97,927
Wolters Kluwer NV (d)	8,537	237,705
Ziggo NV	4,533	196,715
TOTAL NETHERLANDS		12,139,259
New Zealand - 0.1%
Auckland International Airport Ltd.	25,905	88,681
Contact Energy Ltd.	10,500	51,518
Fletcher Building Ltd.	21,280	180,745
Ryman Healthcare Group Ltd.	11,086	82,689
Telecom Corp. of New Zealand Ltd.	52,400	125,161
TOTAL NEW ZEALAND		528,794
Norway - 0.5%
Aker Solutions ASA	4,760	76,193
DNB ASA (d)	27,941	494,019
Gjensidige Forsikring ASA	5,439	100,283
Norsk Hydro ASA	41,165	220,288
Orkla ASA	21,808	180,098
Statoil ASA	32,554	992,422
Telenor ASA	19,738	463,209
Yara International ASA (d)	5,116	241,500
TOTAL NORWAY		2,768,012
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	5,199	67,587
Common Stocks - continued
	Shares	Value
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	51,980	$ 66,003
Aboitiz Power Corp.	50,900	41,679
Alliance Global Group, Inc.	50,100	35,011
Ayala Corp.	4,670	65,375
Ayala Land, Inc.	151,900	102,573
Bank of the Philippine Islands (BPI)	26,341	53,657
BDO Unibank, Inc.	41,363	81,891
DMCI Holdings, Inc.	17,150	27,625
Globe Telecom, Inc.	835	31,040
International Container Terminal Services, Inc.	18,640	45,204
JG Summit Holdings, Inc.	71,200	80,824
Jollibee Food Corp.	12,780	49,314
Metro Pacific Investments Corp.	259,600	29,527
Metropolitan Bank & Trust Co.	13,465	25,586
Philippine Long Distance Telephone Co.	1,120	72,407
PNOC Energy Development Corp.	187,400	23,501
SM Investments Corp.	4,992	81,194
SM Prime Holdings, Inc.	201,700	73,847
Universal Robina Corp.	28,370	92,922
TOTAL PHILIPPINES		1,079,180
Poland - 0.4%
Alior Bank SA (a)	1,069	28,183
Bank Handlowy w Warszawie SA	887	32,959
Bank Millennium SA	14,420	42,341
Bank Polska Kasa Opieki SA	3,958	253,417
Bank Zachodni WBK SA	773	94,849
BRE Bank SA	405	66,215
Cyfrowy Polsat SA	4,461	30,279
ENEA SA	7,190	36,287
Eurocash SA	2,385	31,470
Grupa Lotos SA (a)	2,043	26,316
Jastrzebska Spolka Weglowa SA	1,239	17,024
KGHM Polska Miedz SA (Bearer)	4,240	153,277
Polish Oil & Gas Co. SA	50,718	78,900
Polska Grupa Energetyczna SA	20,699	143,570
Polski Koncern Naftowy Orlen SA	9,182	137,382
Powszechna Kasa Oszczednosci Bank SA	25,339	347,322
Powszechny Zaklad Ubezpieczen SA	1,651	234,046
Synthos SA	12,788	20,105
Tauron Polska Energia SA	35,470	62,677
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	17,650	$ 60,278
Zaklady Azotowe w Tarnowie-Moscicach SA	1,110	21,979
TOTAL POLAND		1,918,876
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	48,269	85,449
Energias de Portugal SA	60,716	294,820
Galp Energia SGPS SA Class B	9,684	167,737
Jeronimo Martins SGPS SA	7,788	136,193
Portugal Telecom SGPS SA (Reg.) (d)	16,958	70,455
TOTAL PORTUGAL		754,654
Russia - 0.9%
Federal Grid Co. of Unified Energy System (a)	3,696,897	5,722
Gazprom OAO sponsored ADR (Reg. S)	172,099	1,241,178
LUKOIL Oil Co. sponsored ADR (United Kingdom)	14,807	782,550
Magnit OJSC GDR (Reg. S)	7,580	356,639
Megafon OJSC GDR	2,628	68,328
Mobile TeleSystems OJSC sponsored ADR	15,481	259,462
Moscow Exchange MICEX-RTS OAO	27,000	40,009
Norilsk Nickel OJSC ADR	15,909	286,839
NOVATEK OAO GDR (Reg. S)	2,545	262,899
Rosneft Oil Co. OJSC GDR (Reg. S)	34,340	215,415
Rostelecom sponsored ADR	3,829	49,777
RusHydro JSC sponsored ADR	38,511	59,692
Sberbank (Savings Bank of the Russian Federation)	1,860	3,785
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	79,295	664,651
Severstal GDR (Reg. S)	5,645	39,741
Sistema JSFC sponsored GDR	3,227	76,803
Surgutneftegas sponsored ADR	35,841	253,754
Tatneft OAO sponsored ADR	6,918	237,287
Uralkali OJSC GDR (Reg. S)	7,881	174,564
VTB Bank OJSC sponsored GDR (Reg. S)	77,551	164,253
TOTAL RUSSIA		5,243,348
Singapore - 1.0%
Ascendas Real Estate Investment Trust	64,000	116,902
CapitaCommercial Trust (REIT)	60,000	76,573
CapitaLand Ltd.	80,000	204,196
CapitaMall Trust	63,000	100,251
CapitaMalls Asia Ltd.	40,000	70,511
City Developments Ltd.	13,000	112,300
Common Stocks - continued
	Shares	Value
Singapore - continued
ComfortDelgro Corp. Ltd.	56,000	$ 94,696
DBS Group Holdings Ltd.	49,127	663,804
Global Logistic Properties Ltd.	91,000	206,868
Hutchison Port Holdings Trust	165,000	112,200
Jardine Cycle & Carriage Ltd.	3,000	112,252
Keppel Corp. Ltd.	43,000	361,163
Keppel Land Ltd.	19,000	52,437
Olam International Ltd.	38,000	67,592
Oversea-Chinese Banking Corp. Ltd.	74,000	569,594
SembCorp Industries Ltd.	28,000	119,933
SembCorp Marine Ltd.	27,000	87,653
Singapore Airlines Ltd.	17,000	140,751
Singapore Exchange Ltd.	24,000	132,472
Singapore Press Holdings Ltd.	50,000	167,105
Singapore Technologies Engineering Ltd.	47,000	143,208
Singapore Telecommunications Ltd.	234,000	714,860
StarHub Ltd.	16,000	52,963
United Overseas Bank Ltd.	37,000	642,195
UOL Group Ltd.	12,000	61,450
Wilmar International Ltd.	57,000	154,582
Yangzijiang Shipbuilding Holdings Ltd.	54,000	47,380
TOTAL SINGAPORE		5,385,891
South Africa - 1.5%
African Bank Investments Ltd.	42,096	49,897
African Rainbow Minerals Ltd.	2,763	51,925
Anglo American Platinum Ltd. (a)	1,879	89,302
AngloGold Ashanti Ltd.	11,111	200,855
Aspen Pharmacare Holdings Ltd.	10,056	267,609
Assore Ltd.	947	36,597
Barclays Africa Group Ltd.	9,754	142,780
Barloworld Ltd.	5,558	60,549
Bidvest Group Ltd.	9,197	252,206
Discovery Holdings Ltd.	9,625	83,437
Exxaro Resources Ltd.	4,514	61,520
FirstRand Ltd.	92,165	338,682
Foschini Ltd.	5,208	53,711
Gold Fields Ltd.	24,416	103,629
Growthpoint Properties Ltd.	55,192	127,481
Harmony Gold Mining Co. Ltd. (a)	10,141	33,328
Impala Platinum Holdings Ltd. (a)	16,037	180,484
Imperial Holdings Ltd.	5,225	97,313
Common Stocks - continued
	Shares	Value
South Africa - continued
Investec Ltd.	6,596	$ 57,938
Kumba Iron Ore Ltd.	2,127	75,642
Liberty Holdings Ltd.	3,242	38,837
Life Healthcare Group Holdings Ltd.	25,404	100,863
Massmart Holdings Ltd.	2,821	37,339
Mediclinic International Ltd.	9,969	69,647
MMI Holdings Ltd.	33,853	84,950
Mr Price Group Ltd.	7,542	113,483
MTN Group Ltd.	49,151	984,889
Nampak Ltd.	19,680	73,329
Naspers Ltd. Class N	11,526	1,086,811
Nedbank Group Ltd.	5,629	120,467
Netcare Ltd.	28,480	69,031
Northam Platinum Ltd. (a)	9,191	35,819
Pick 'n Pay Stores Ltd.	5,278	30,096
Pretoria Portland Cement Co. Ltd.	14,687	42,719
Rand Merchant Insurance Holdings Ltd.	20,676	58,959
Redefine Properties Ltd. unit	98,881	93,425
Remgro Ltd.	14,274	287,162
Reunert Ltd.	4,944	32,426
RMB Holdings Ltd.	18,345	87,902
Sanlam Ltd.	49,986	267,260
Sappi Ltd. (a)	14,597	46,217
Sasol Ltd.	16,121	903,491
Shoprite Holdings Ltd.	12,723	212,471
Spar Group Ltd.	5,603	65,774
Standard Bank Group Ltd.	35,049	460,013
Steinhoff International Holdings Ltd.	54,239	281,545
Tiger Brands Ltd.	4,567	122,044
Truworths International Ltd.	12,002	96,228
Vodacom Group Ltd.	11,655	138,978
Woolworths Holdings Ltd.	20,409	138,705
TOTAL SOUTH AFRICA		8,545,765
Spain - 2.5%
Abertis Infraestructuras SA	10,791	242,603
ACS Actividades de Construccion y Servicios SA	4,854	207,918
Amadeus IT Holding SA Class A	11,013	457,679
Banco Bilbao Vizcaya Argentaria SA	171,942	2,117,938
Banco de Sabadell SA	99,135	336,961
Banco Popular Espanol SA	47,815	351,582
Banco Santander SA	6,943	69,035
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA (Spain)	336,891	$ 3,350,608
Bankia SA (a)	116,651	237,737
Cintra Concesiones de Infrastructuras de Transporte SA	11,322	251,321
Criteria CaixaCorp SA	52,349	318,830
Distribuidora Internacional de Alimentacion SA	17,689	157,994
Enagas SA	5,253	161,788
Gas Natural SDG SA	10,074	288,817
Grifols SA	4,331	231,332
Iberdrola SA	138,736	969,114
Inditex SA	6,333	950,215
International Consolidated Airlines Group SA (a)	27,741	189,738
International Consolidated Airlines Group SA CDI (a)	3,400	23,198
MAPFRE SA (Reg.)	33,382	140,558
Red Electrica Corporacion SA	3,256	267,780
Repsol YPF SA	25,423	684,250
Telefonica SA	118,893	1,995,277
Zardoya Otis SA	4,374	76,703
TOTAL SPAIN		14,078,976
Sweden - 2.2%
Alfa Laval AB	9,185	243,673
ASSA ABLOY AB (B Shares)	9,623	509,402
Atlas Copco AB:
(A Shares) (d)	19,797	573,005
(B Shares)	11,058	300,336
Boliden AB	7,416	112,685
Electrolux AB (B Shares)	7,294	202,144
Elekta AB (B Shares)	11,312	158,314
Getinge AB (B Shares)	6,044	177,633
H&M Hennes & Mauritz AB (B Shares) (d)	27,468	1,118,625
Hexagon AB (B Shares)	7,086	225,803
Husqvarna AB (B Shares)	12,965	107,673
Industrivarden AB (C Shares)	3,110	65,049
Investment AB Kinnevik (B Shares)	6,270	220,340
Investor AB (B Shares) (d)	13,207	510,836
Lundin Petroleum AB (a)	6,993	149,384
Nordea Bank AB	87,774	1,268,243
Sandvik AB (d)	31,040	437,993
Scania AB (B Shares)	9,313	282,160
Securitas AB (B Shares)	9,791	118,130
Skandinaviska Enskilda Banken AB (A Shares)	44,580	613,967
Skanska AB (B Shares)	10,653	243,625
Common Stocks - continued
	Shares	Value
Sweden - continued
SKF AB (B Shares)	11,711	$ 302,582
Svenska Cellulosa AB (SCA) (B Shares)	16,772	469,715
Svenska Handelsbanken AB (A Shares)	14,458	725,546
Swedbank AB (A Shares)	26,317	698,986
Swedish Match Co. AB	6,006	205,890
Tele2 AB (B Shares)	8,849	112,957
Telefonaktiebolaget LM Ericsson (B Shares)	88,507	1,067,258
TeliaSonera AB	68,228	494,853
Volvo AB (B Shares) (d)	44,635	703,621
TOTAL SWEDEN		12,420,428
Switzerland - 6.5%
ABB Ltd. (Reg.)	63,981	1,540,413
Actelion Ltd.	3,076	302,148
Adecco SA (Reg.)	3,957	330,687
Aryzta AG	2,530	233,567
Baloise Holdings AG	1,431	173,977
Barry Callebaut AG	63	85,541
Coca-Cola HBC AG	2,349	59,411
Coca-Cola HBC AG sponsored ADR	3,147	79,273
Compagnie Financiere Richemont SA Series A	15,146	1,536,800
Credit Suisse Group AG	44,158	1,399,925
Ems-Chemie Holding AG	216	84,120
Geberit AG (Reg.)	1,120	373,248
Givaudan SA	266	419,205
Holcim Ltd. (Reg.)	6,540	598,937
Julius Baer Group Ltd.	6,451	301,623
Kuehne & Nagel International AG	1,597	218,111
Lindt & Spruengli AG	3	174,969
Lindt & Spruengli AG (participation certificate)	28	136,166
Lonza Group AG	1,585	165,596
Nestle SA	93,472	7,223,894
Novartis AG	66,763	5,803,880
Pargesa Holding SA	728	66,009
Partners Group Holding AG	533	145,832
Roche Holding AG (participation certificate)	20,409	5,986,905
Schindler Holding AG:
(participation certificate)	1,431	221,455
(Reg.)	535	81,578
SGS SA (Reg.)	160	399,046
Sika AG (Bearer)	65	262,851
Sonova Holding AG Class B	1,426	205,774
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	750	$ 115,385
Swatch Group AG (Bearer)	892	572,133
Swatch Group AG (Bearer) (Reg.)	1,313	158,139
Swiss Life Holding AG	928	227,967
Swiss Prime Site AG	1,545	129,818
Swiss Re Ltd.	10,150	886,294
Swisscom AG	683	415,186
Syngenta AG (Switzerland)	2,715	1,075,117
Transocean Ltd. (Switzerland)	10,439	445,149
UBS AG	106,142	2,219,841
Zurich Insurance Group AG	4,275	1,224,551
TOTAL SWITZERLAND		36,080,521
Taiwan - 2.4%
Acer, Inc. (a)	82,000	50,697
Advanced Semiconductor Engineering, Inc.	175,916	205,068
Advantech Co. Ltd.	8,000	51,715
Asia Cement Corp.	58,987	77,631
Asia Pacific Telecom Co. Ltd.	38,000	18,203
ASUSTeK Computer, Inc.	20,000	206,859
AU Optronics Corp. (a)	232,000	88,294
Catcher Technology Co. Ltd.	19,000	160,299
Cathay Financial Holding Co. Ltd.	227,415	321,158
Chang Hwa Commercial Bank	122,827	71,460
Cheng Shin Rubber Industry Co. Ltd.	49,899	143,252
Cheng Uei Precision Industries Co. Ltd.	8,029	16,156
Chicony Electronics Co. Ltd.	14,150	36,823
China Airlines Ltd. (a)	92,490	30,967
China Development Finance Holding Corp.	376,800	108,048
China Life Insurance Co. Ltd.	66,701	58,375
China Motor Co. Ltd.	11,000	9,955
China Petrochemical Development Corp.	46,750	18,442
China Steel Corp.	351,869	295,698
Chinatrust Financial Holding Co. Ltd.	398,611	237,194
Chunghwa Telecom Co. Ltd.	109,000	341,216
Clevo Co. Ltd.	13,161	24,214
Compal Electronics, Inc.	113,000	80,726
CTCI Corp.	17,000	27,163
Delta Electronics, Inc.	53,000	325,040
E.SUN Financial Holdings Co. Ltd.	123,865	74,938
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	11,283	1,216
ECLAT Textile Co. Ltd.	4,000	43,759
Common Stocks - continued
	Shares	Value
Taiwan - continued
EPISTAR Corp.	21,000	$ 45,877
EVA Airways Corp. (a)	37,400	18,969
Evergreen Marine Corp. (Taiwan) (a)	36,000	20,467
Far Eastern Department Stores Co. Ltd.	36,734	34,219
Far Eastern Textile Ltd.	87,560	89,692
Far EasTone Telecommunications Co. Ltd.	45,000	97,413
Farglory Land Development Co. Ltd.	6,398	10,499
Feng Hsin Iron & Steel Co.	8,000	13,419
First Financial Holding Co. Ltd.	213,802	125,451
Formosa Chemicals & Fibre Corp.	90,590	219,226
Formosa International Hotel Corp.	1,100	12,945
Formosa Petrochemical Corp.	31,000	78,000
Formosa Plastics Corp.	123,480	318,468
Formosa Taffeta Co. Ltd.	17,000	17,780
Foxconn Technology Co. Ltd.	27,060	67,279
Fubon Financial Holding Co. Ltd.	200,398	259,088
Giant Manufacturing Co. Ltd.	10,000	78,235
Hermes Microvision, Inc.	1,000	41,438
Highwealth Construction Corp.	7,400	16,510
HIWIN Technologies Corp.	5,111	48,627
Hon Hai Precision Industry Co. Ltd. (Foxconn)	327,300	939,622
Hotai Motor Co. Ltd.	7,000	82,147
HTC Corp.	20,000	102,766
Hua Nan Financial Holdings Co. Ltd.	154,003	86,790
Innolux Corp. (a)	190,297	65,608
Inventec Corp.	70,280	64,769
Kinsus Interconnect Technology Corp.	8,000	30,233
Largan Precision Co. Ltd.	3,000	187,466
Lee Chang Yung Chemical Industry Corp.	11,216	11,545
Lite-On Technology Corp.	56,224	85,924
MediaTek, Inc.	41,970	656,705
Mega Financial Holding Co. Ltd.	281,632	215,667
Merida Industry Co. Ltd.	6,000	40,178
Nan Ya Plastics Corp.	139,780	306,292
Nankang Rubber Tire Co. Ltd. (a)	17,469	19,863
Novatek Microelectronics Corp.	15,000	69,367
Pegatron Corp.	54,000	81,898
Phison Electronics Corp.	4,000	27,183
Pou Chen Corp.	68,000	86,562
Powertech Technology, Inc.	16,000	25,910
President Chain Store Corp.	16,000	119,076
Quanta Computer, Inc.	74,000	203,120
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	11,241	$ 45,276
Realtek Semiconductor Corp.	14,090	40,216
Ruentex Development Co. Ltd.	18,703	33,109
Ruentex Industries Ltd.	15,015	35,689
ScinoPharm Taiwan Ltd.	7,080	19,269
Shin Kong Financial Holding Co. Ltd.	177,399	53,751
Siliconware Precision Industries Co. Ltd.	83,000	123,119
Simplo Technology Co. Ltd.	7,200	37,473
Sinopac Holdings Co.	186,611	83,205
Standard Foods Corp.	11,876	32,677
Synnex Technology International Corp.	44,000	68,482
Taishin Financial Holdings Co. Ltd.	191,457	86,952
Taiwan Business Bank	98,532	28,744
Taiwan Cement Corp.	103,000	163,554
Taiwan Cooperative Financial Holding Co. Ltd.	149,038	79,298
Taiwan Fertilizer Co. Ltd.	22,000	43,759
Taiwan Glass Industry Corp.	21,225	19,420
Taiwan Mobile Co. Ltd.	50,600	163,380
Taiwan Semiconductor Manufacturing Co. Ltd.	718,000	2,824,318
TECO Electric & Machinery Co. Ltd.	57,000	61,978
Transcend Information, Inc.	4,000	13,207
TSRC Corp.	16,200	23,791
U-Ming Marine Transport Corp.	13,000	21,893
Unified-President Enterprises Corp.	129,652	219,629
Unimicron Technology Corp.	29,000	24,659
United Microelectronics Corp.	340,000	148,405
Vanguard International Semiconductor Corp.	23,000	31,413
Walsin Lihwa Corp. (a)	114,000	37,414
Wan Hai Lines Ltd.	17,000	8,482
Wistron Corp.	68,280	57,041
WPG Holding Co. Ltd.	42,000	51,655
Yang Ming Marine Transport Corp. (a)	61,000	24,974
Yuanta Financial Holding Co. Ltd.	228,190	113,847
Yulon Motor Co. Ltd.	21,000	32,650
TOTAL TAIWAN		13,099,588
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	30,700	229,586
Airports of Thailand PCL (For. Reg.)	13,800	83,158
Bangkok Bank PCL	18,400	107,466
Bangkok Bank PCL (For. Reg.)	13,700	80,015
Bangkok Dusit Medical Service PCL (For. Reg.)	84,000	38,418
Common Stocks - continued
	Shares	Value
Thailand - continued
Banpu PCL (For. Reg.)	25,500	$ 23,640
BEC World PCL (For. Reg.)	24,100	40,775
BTS Group Holdings PCL	168,800	43,556
C.P. ALL PCL (For. Reg.)	134,200	174,178
Central Pattana PCL (For. Reg.)	34,400	48,103
Charoen Pokphand Foods PCL (For. Reg.)	82,400	68,752
Glow Energy PCL (For. Reg.)	14,000	33,637
Home Product Center PCL (For. Reg.)	93,199	25,777
Indorama Ventures PCL (For. Reg.)	40,700	29,934
IRPC PCL (For. Reg.)	378,700	43,066
Kasikornbank PCL	21,700	131,769
Kasikornbank PCL (For. Reg.)	32,600	197,957
Krung Thai Bank PCL (For. Reg.)	86,555	48,413
Minor International PCL (For. Reg.)	39,300	29,876
PTT Exploration and Production PCL (For. Reg.)	39,244	193,431
PTT Global Chemical PCL (For. Reg.)	47,139	101,605
PTT PCL (For. Reg.)	26,100	252,451
Siam Cement PCL	4,100	55,241
Siam Cement PCL (For. Reg.)	8,800	118,566
Siam Commercial Bank PCL (For. Reg.)	49,100	251,114
Thai Oil PCL (For. Reg.)	26,500	42,788
TMB PCL (For. Reg.)	367,100	26,092
True Corp. PCL (For. Reg.) (a)	146,600	30,579
TOTAL THAILAND		2,549,943
Turkey - 0.3%
Akbank T.A.S.	53,807	187,804
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,446	77,082
Arcelik A/S	5,615	34,569
Bim Birlesik Magazalar A/S JSC	6,466	149,283
Coca-Cola Icecek Sanayi A/S	1,582	37,049
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	69,285	90,562
Enka Insaat ve Sanayi A/S	11,560	35,038
Eregli Demir ve Celik Fabrikalari T.A.S.	33,950	47,109
Ford Otomotiv Sanayi A/S	1,426	16,107
Haci Omer Sabanci Holding A/S	23,819	100,395
Koc Holding A/S	18,841	84,142
Koza Altin Isletmeleri A/S	1,096	10,926
TAV Havalimanlari Holding A/S	4,501	36,024
Tofas Turk Otomobil Fabrikasi A/S	3,937	24,052
Tupras Turkiye Petrol Rafinelleri A/S	3,501	78,756
Turk Hava Yollari AO	13,882	44,377
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Sise ve Cam Fabrikalari A/S	13,216	$ 16,524
Turk Telekomunikasyon A/S	11,846	35,512
Turkcell Iletisim Hizmet A/S (a)	21,129	123,403
Turkiye Garanti Bankasi A/S	70,490	259,664
Turkiye Halk Bankasi A/S	18,759	125,264
Turkiye Is Bankasi A/S Series C	47,268	111,256
Turkiye Vakiflar Bankasi TAO	26,198	54,715
Ulker Biskuvi Sanayi A/S	3,473	26,481
Yapi ve Kredi Bankasi A/S	28,498	59,249
TOTAL TURKEY		1,865,343
United Kingdom - 14.3%
3i Group PLC	28,687	183,957
Aberdeen Asset Management PLC	28,569	210,694
Admiral Group PLC	5,391	127,248
Aggreko PLC	7,663	204,036
AMEC PLC	8,144	169,817
Anglo American PLC (United Kingdom)	40,702	1,088,092
Antofagasta PLC	10,922	145,128
ARM Holdings PLC	41,037	621,104
ASOS PLC (a)	1,689	121,882
Associated British Foods PLC	10,231	513,211
AstraZeneca PLC (United Kingdom)	36,440	2,876,381
Aviva PLC	85,735	764,053
Babcock International Group PLC	10,608	213,852
Babcock International Group PLC rights 5/6/14 (a)	4,080	27,555
BAE Systems PLC	91,969	621,122
Barclays PLC	445,278	1,901,359
BG Group PLC	99,069	2,003,872
BHP Billiton PLC	61,559	1,998,475
BP PLC	510,173	4,307,452
BP PLC sponsored ADR	5,058	256,036
British American Tobacco PLC (United Kingdom)	54,829	3,166,100
British Land Co. PLC	27,808	324,197
British Sky Broadcasting Group PLC	29,803	442,811
BT Group PLC	229,478	1,432,551
Bunzl PLC	9,708	275,533
Burberry Group PLC	12,796	320,831
Capita Group PLC	18,873	345,737
Capital Shopping Centres Group PLC	27,241	134,302
Carnival PLC	5,377	214,966
Centrica PLC	148,075	825,032
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	29,822	$ 155,435
Compass Group PLC	52,551	835,809
Croda International PLC	4,137	179,931
Diageo PLC	72,761	2,229,384
Direct Line Insurance Group PLC	30,675	129,635
easyJet PLC	4,188	115,753
Fresnillo PLC	4,878	70,130
G4S PLC (United Kingdom)	46,684	186,018
GKN PLC	47,401	307,322
GlaxoSmithKline PLC	141,122	3,899,280
Hammerson PLC	21,327	205,429
Hargreaves Lansdown PLC	6,607	130,517
HSBC Holdings PLC (United Kingdom)	553,902	5,659,562
ICAP PLC	15,760	110,189
IMI PLC	8,199	207,648
Imperial Tobacco Group PLC	28,107	1,213,446
Inmarsat PLC	13,768	169,230
InterContinental Hotel Group PLC	7,274	248,600
Intertek Group PLC	4,726	231,881
Investec PLC	15,635	137,666
ITV PLC	110,270	338,847
J Sainsbury PLC	35,293	200,039
Johnson Matthey PLC	6,121	338,255
Kingfisher PLC	68,364	482,595
Land Securities Group PLC	23,001	412,427
Legal & General Group PLC	173,463	620,309
Lloyds Banking Group PLC (a)	1,451,994	1,851,602
London Stock Exchange Group PLC	5,415	165,665
Marks & Spencer Group PLC	47,811	356,074
Meggitt PLC	24,018	193,311
Melrose PLC	30,022	144,718
National Grid PLC	107,593	1,529,248
Next PLC	4,506	496,037
Old Mutual PLC	141,221	476,160
Pearson PLC	23,998	450,010
Persimmon PLC	8,963	198,547
Prudential PLC	74,314	1,708,415
Reckitt Benckiser Group PLC	18,766	1,512,936
Reed Elsevier PLC	33,535	493,731
Rexam PLC	22,563	188,953
Rio Tinto PLC	37,032	2,013,347
Rolls-Royce Group PLC	54,814	971,754
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal & Sun Alliance Insurance Group PLC	150,672	$ 249,688
Royal Bank of Scotland Group PLC (a)	63,872	323,605
Royal Dutch Shell PLC:
Class A (Netherlands)	17,044	674,223
Class A (United Kingdom)	90,026	3,559,108
Class A sponsored ADR	2,531	199,291
Class B (United Kingdom)	72,231	3,067,001
Royal Mail PLC	20,125	179,919
SABMiller PLC	27,904	1,517,278
Sage Group PLC	33,238	239,292
Schroders PLC	3,033	130,891
Scottish & Southern Energy PLC	27,910	718,629
Segro PLC	19,375	114,462
Serco Group PLC	13,282	76,269
Severn Trent PLC	7,044	219,428
Smith & Nephew PLC	26,149	407,745
Smiths Group PLC	11,669	263,021
Standard Chartered PLC (United Kingdom)	70,526	1,525,960
Standard Life PLC	69,277	447,049
Tate & Lyle PLC	14,163	167,629
Tesco PLC	234,806	1,163,213
The Weir Group PLC	6,403	290,811
Travis Perkins PLC	7,239	208,391
TUI Travel PLC	11,837	85,498
Tullow Oil PLC	26,770	397,747
Unilever PLC	37,138	1,661,298
United Utilities Group PLC	19,865	266,979
Vodafone Group PLC	742,691	2,819,709
Vodafone Group PLC sponsored ADR	2,563	97,291
Whitbread PLC	5,356	368,957
William Hill PLC	24,919	149,234
WM Morrison Supermarkets PLC	62,507	212,023
TOTAL UNITED KINGDOM		79,204,870
United States of America - 0.0%
Southern Copper Corp.	4,596	138,523
TOTAL COMMON STOCKS (Cost $480,568,760)		528,998,341
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Brazil - 1.0%
AES Tiete SA (PN) (non-vtg.)	2,100	$ 16,491
Banco Bradesco SA (PN)	62,790	934,634
Banco do Estado Rio Grande do Sul SA	3,900	21,881
Bradespar SA (PN)	7,200	62,321
Braskem SA (PN-A)	3,900	26,621
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	55,988
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	4,200	198,722
Companhia Energetica de Minas Gerais (CEMIG) (PN)	22,987	175,154
Companhia Energetica de Sao Paulo Series B	4,500	53,340
Companhia Paranaense de Energia-Copel (PN-B)	2,600	37,255
Gerdau SA (PN)	26,000	155,901
Itau Unibanco Holding SA	72,830	1,201,993
Itausa-Investimentos Itau SA (PN)	85,317	374,978
Lojas Americanas SA (PN)	9,278	70,279
Marcopolo SA (PN)	12,700	23,295
Metalurgica Gerdau SA (PN)	8,600	62,328
Oi SA (PN)	21,548	20,681
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	119,200	885,814
Suzano Papel e Celulose SA	7,900	25,758
Telefonica Brasil SA	8,900	186,961
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	9,600	37,543
Vale SA (PN-A)	54,700	648,133
TOTAL BRAZIL		5,276,071
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	40,978
Sociedad Quimica y Minera de Chile SA (PN-B)	2,542	81,050
TOTAL CHILE		122,028
Colombia - 0.1%
Banco Davivienda SA	2,080	29,623
BanColombia SA (PN)	13,018	184,188
Grupo Aval Acciones y Valores SA	40,186	27,184
Grupo de Inversiones Suramerica SA	2,568	50,655
Inversiones Argos SA	4,090	45,070
TOTAL COLOMBIA		336,720
France - 0.0%
Air Liquide SA	745	106,562
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,554	152,856
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
FUCHS PETROLUB AG	1,044	$ 104,820
Henkel AG & Co. KGaA	5,011	558,038
Porsche Automobil Holding SE (Germany)	4,419	486,471
Volkswagen AG	4,217	1,135,573
TOTAL GERMANY		2,437,758
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	174,403	173,352
Korea (South) - 0.2%
Hyundai Motor Co.	792	99,661
Hyundai Motor Co. Series 2	1,130	158,600
LG Chemical Ltd.	249	36,033
Samsung Electronics Co. Ltd.	589	591,224
TOTAL KOREA (SOUTH)		885,518
Russia - 0.0%
AK Transneft OAO (a)	44	97,424
Sberbank (Savings Bank of the Russian Federation)	24,295	41,027
Surgutneftegas	53,392	37,168
TOTAL RUSSIA		175,619
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	7,345,076	12,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,242,926)		9,526,029
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 5/22/14 to 7/24/14 (f) (Cost $1,599,822)	$ 1,600,000	1,599,968
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	11,925,679	$ 11,925,679
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,594,992	15,594,992
TOTAL MONEY MARKET FUNDS (Cost $27,520,671)		27,520,671
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $518,932,179)		567,645,009
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(12,054,346)
NET ASSETS - 100%		$ 555,590,663
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
125 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	$ 12,026,875	$ 326,935
76 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	3,779,100	134,955
8 TME S&P/TSX 60 Index Contracts (Canada)	June 2014	1,220,528	28,739
TOTAL EQUITY INDEX CONTRACTS		$ 17,026,503	$ 490,629

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,834 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $981,975.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,828
Fidelity Securities Lending Cash Central Fund	59,255
Total	$ 68,083
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,814,138	$ 46,450,395	$ 10,363,743	$ -
Consumer Staples	53,958,469	32,510,772	21,447,697	-
Energy	51,105,449	28,682,923	22,422,526	-
Financials	143,529,079	102,523,524	41,005,555	-
Health Care	44,224,531	16,420,645	27,803,886	-
Industrials	59,528,796	52,583,815	6,679,535	265,446
Information Technology	35,713,710	23,573,366	12,140,344	-
Materials	46,783,016	34,912,372	11,870,644	-
Telecommunication Services	28,106,929	14,286,577	13,820,352	-
Utilities	18,760,253	16,737,972	2,022,281	-
Government Obligations	1,599,968	-	1,599,968	-
Money Market Funds	27,520,671	27,520,671	-	-
Total Investments in Securities:	$ 567,645,009	$ 396,203,032	$ 171,176,531	$ 265,446
Derivative Instruments:
Assets
Futures Contracts	$ 490,629	$ 490,629	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,268,475
Level 2 to Level 1	$ 45,989,833
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 490,629	$ -
Total Value of Derivatives	$ 490,629	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,741,303) - See accompanying schedule: Unaffiliated issuers (cost $491,411,508)	$ 540,124,338
Fidelity Central Funds (cost $27,520,671)	27,520,671
Total Investments (cost $518,932,179)		$ 567,645,009
Foreign currency held at value (cost $864,611)		865,866
Receivable for investments sold		23,456
Receivable for fund shares sold		1,243,056
Dividends receivable		2,060,524
Distributions receivable from Fidelity Central Funds		34,701
Receivable for daily variation margin for derivative instruments		36,223
Receivable from investment adviser for expense reductions		45,483
Other receivables		506
Total assets		571,954,824

Liabilities
Payable to custodian bank	$ 679
Payable for investments purchased	98,840
Payable for fund shares redeemed	491,327
Accrued management fee	90,318
Other affiliated payables	28,119
Other payables and accrued expenses	59,886
Collateral on securities loaned, at value	15,594,992
Total liabilities		16,364,161

Net Assets		$ 555,590,663
Net Assets consist of:
Paid in capital		$ 500,395,162
Undistributed net investment income		7,292,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,251,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,154,530
Net Assets		$ 555,590,663

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($13,783,880 ÷ 1,093,981 shares)	$ 12.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($374,017,958 ÷ 29,678,494 shares)	$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,970,223 ÷ 7,454,966 shares)	$ 12.61

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($73,818,602 ÷ 5,854,370 shares)	$ 12.61

See accompanying notes which are an integral part of the financial statements.

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Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,249,219
Special Dividends		2,164,711
Interest		830
Income from Fidelity Central Funds		68,083
Income before foreign taxes withheld		9,482,843
Less foreign taxes withheld		(588,857)
Total income		8,893,986

Expenses
Management fee	$ 482,888
Transfer agent fees	150,126
Independent trustees' compensation	882
Miscellaneous	425
Total expenses before reductions	634,321
Expense reductions	(244,213)	390,108
Net investment income (loss)		8,503,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,174)
Foreign currency transactions	(29,272)
Futures contracts	237,941
Total net realized gain (loss)		157,495
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,879)	8,142,935
Assets and liabilities in foreign currencies	10,569
Futures contracts	163,154
Total change in net unrealized appreciation (depreciation)		8,316,658
Net gain (loss)		8,474,153
Net increase (decrease) in net assets resulting from operations		$ 16,978,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,503,878	$ 6,329,998
Net realized gain (loss)	157,495	(243,438)
Change in net unrealized appreciation (depreciation)	8,316,658	36,830,381
Net increase (decrease) in net assets resulting from operations	16,978,031	42,916,941
Distributions to shareholders from net investment income	(6,862,480)	(1,883,129)
Distributions to shareholders from net realized gain	(932,749)	(93,195)
Total distributions	(7,795,229)	(1,976,324)
Share transactions - net increase (decrease)	125,282,594	265,547,082
Redemption fees	61,117	169,944
Total increase (decrease) in net assets	134,526,513	306,657,643

Net Assets
Beginning of period	421,064,150	114,406,507
End of period (including undistributed net investment income of $7,292,590 and undistributed net investment income of $5,651,192, respectively)	$ 555,590,663	$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 K	.29	.29	.03
Net realized and unrealized gain (loss)	.16	1.76	.18	.06
Total from investment operations	.37	2.05	.47	.09
Distributions from net investment income	(.18)	(.15)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.60	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	3.08%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.34% A	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.22% A	.23%	.24%	.24% A
Expenses net of all reductions	.22% A	.23%	.24%	.24% A
Net investment income (loss)	3.46% A, K	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,784	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 K	.30	.30	.03
Net realized and unrealized gain (loss)	.17	1.76	.17	.06
Total from investment operations	.38	2.06	.47	.09
Distributions from net investment income	(.19)	(.16)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.60	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	3.12%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.28% A	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.18% A
Expenses net of all reductions	.18% A	.18%	.18%	.18% A
Net investment income (loss)	3.50% A, K	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,018	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.61%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22 L	.31	.30	.03
Net realized and unrealized gain (loss)	.16	1.76	.18	.06
Total from investment operations	.38	2.07	.48	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22) J	(.18)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.61	$ 12.45	$ 10.55	$ 10.09
Total Return B, C	3.18%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13% A	.13%	.13%	.13% A
Expenses net of all reductions	.13% A	.13%	.13%	.13% A
Net investment income (loss)	3.55% A, L	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,970	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rate F	2% A	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

K Amount not annualized.

L Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22 K	.32	.30	.03
Net realized and unrealized gain (loss)	.17	1.74	.19	.06
Total from investment operations	.39	2.06	.49	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.61	$ 12.45	$ 10.56	$ 10.09
Total Return B, C	3.21%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	3.58% A, K	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,819	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.69%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S., Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 243,602,199	$ 25,628,230	$ (20,127,120)	$ 5,501,110
Spartan Global ex U.S. Index Fund	519,260,621	69,522,435	(21,138,047)	48,384,388

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (6,667,705)	$ (862,220)	$ (7,529,925)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (323,085)	$ 155,079
Totals (a)	$ (323,085)	$ 155,079
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 237,941	$ 163,154
Totals (a)	$ 237,941	$ 163,154

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Spartan Global ex U.S. Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	49,328,542	19,149,392
Spartan Global ex U.S. Index Fund	124,953,300	3,845,579

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 11,324
Fidelity Advantage Class	103,560
Institutional Class	795
$ 115,679

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Spartan Global ex U.S. Index Fund	Amount
Investor Class	$ 8,929
Fidelity Advantage Class	129,004
Institutional Class	12,193
$ 150,126

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 12,544,000.31%		$ 755

Other. During the period, the investment adviser reimbursed Spartan Global ex U.S. Index Fund for certain losses in the amount of $2,291.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 206
Spartan Global ex U.S. Index Fund	425

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 7,008
Spartan Global ex U.S. Index Fund	59,255

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 2,166,000.58%		$ 105

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 8,111
Fidelity Advantage Class	.20%	155,766
Institutional Class	.13%	4,008
Fidelity Advantage Institutional Class	.10%	2,038
Spartan Global ex U.S. Index Fund
Investor Class	.22%	7,677
Fidelity Advantage Class	.18%	162,059
Institutional Class	.13%	40,845
Fidelity Advantage Institutional Class	.10%	33,300

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 513
Spartan Global ex U.S. Index Fund	324

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 5
Spartan Global ex U.S. Index Fund	8

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 196,321	$ 596,789
Fidelity Advantage Class	4,268,409	803,258
Institutional Class	5,565	9,000
Fidelity Advantage Institutional Class	154,455	1,234
Total	$ 4,624,750	$ 1,410,281
From net realized gain
Investor Class	$ -	$ 313,070
Fidelity Advantage Class	-	377,504
Institutional Class	-	3,966
Fidelity Advantage Institutional Class	-	529
Total	$ -	$ 695,069
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 226,598	$ 416,574
Fidelity Advantage Class	4,521,436	1,114,795
Institutional Class	1,107,946	349,844
Fidelity Advantage Institutional Class	1,006,500	1,916
Total	$ 6,862,480	$ 1,883,129
From net realized gain
Investor Class	$ 32,059	$ 21,640
Fidelity Advantage Class	621,801	54,936
Institutional Class	147,471	16,531
Fidelity Advantage Institutional Class	131,418	88
Total	$ 932,749	$ 93,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	982,185	5,062,409	$ 9,132,638	$ 51,516,941
Reinvestment of distributions	18,567	82,497	174,910	824,144
Shares redeemed	(809,440)	(8,686,974)	(7,505,510)	(87,732,120)
Net increase (decrease)	191,312	(3,542,068)	$ 1,802,038	$ (35,391,035)
Fidelity Advantage Class
Shares sold	8,051,264	24,217,181	$ 75,171,412	$ 238,491,795
Reinvestment of distributions	429,331	111,290	4,044,463	1,111,792
Shares redeemed	(5,387,018)	(8,707,952)	(50,517,042)	(84,458,854)
Net increase (decrease)	3,093,577	15,620,519	$ 28,698,833	$ 155,144,733
Institutional Class
Shares sold	1,050,717	53,539	$ 9,748,006	$ 528,823
Reinvestment of distributions	590	1,297	5,565	12,966
Shares redeemed	(140,088)	(60,597)	(1,293,969)	(586,567)
Net increase (decrease)	911,219	(5,761)	$ 8,459,602	$ (44,778)
Fidelity Advantage Institutional Class
Shares sold	111,346	815,606	$ 1,066,348	$ 7,380,534
Reinvestment of distributions	16,379	176	154,455	1,763
Shares redeemed	(849,704)	(90,970)	(7,887,636)	(868,609)
Net increase (decrease)	(721,979)	724,812	$ (6,666,833)	$ 6,513,688
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,177,807	1,801,296	$ 14,453,497	$ 20,127,243
Reinvestment of distributions	16,896	37,086	200,243	401,269
Shares redeemed	(907,752)	(3,456,497)	(11,049,446)	(38,972,386)
Net increase (decrease)	286,951	(1,618,115)	$ 3,604,294	$ (18,443,874)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Global ex U.S. Index Fund
Fidelity Advantage Class
Shares sold	9,184,362	18,744,389	$ 112,456,371	$ 214,525,504
Reinvestment of distributions	409,534	104,604	4,853,705	1,131,814
Shares redeemed	(2,571,882)	(2,597,969)	(31,467,637)	(29,841,950)
Net increase (decrease)	7,022,014	16,251,024	$ 85,842,439	$ 185,815,368
Institutional Class
Shares sold	2,844,507	6,166,157	$ 34,781,601	$ 69,861,478
Reinvestment of distributions	105,927	33,861	1,255,417	366,375
Shares redeemed	(817,367)	(2,887,399)	(10,003,184)	(32,632,011)
Net increase (decrease)	2,133,067	3,312,619	$ 26,033,834	$ 37,595,842
Fidelity Advantage Institutional Class
Shares sold	1,264,807	5,098,656	$ 15,475,942	$ 61,312,872
Reinvestment of distributions	96,013	185	1,137,918	2,004
Shares redeemed	(555,694)	(60,641)	(6,811,833)	(735,130)
Net increase (decrease)	805,126	5,038,200	$ 9,802,027	$ 60,579,746

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-GUX-USAN-0614
1.929362.102

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 970.90	$ 1.51
HypotheticalA		$ 1,000.00	$ 1,023.26	$ 1.56
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 971.00	$ .98
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.13%
Actual		$ 1,000.00	$ 971.80	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 972.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Global ex U.S. Index Fund
Investor Class	.22%
Actual		$ 1,000.00	$ 1,030.80	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,031.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,031.80	$ .65
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,032.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.7	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.5	1.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.5	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	1.5
Itau Unibanco Holding SA (Brazil, Banks)	1.2	1.1
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.2	1.6
Naspers Ltd. Class N (South Africa, Media)	1.1	1.1
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	1.0
Ambev SA (Brazil, Beverages)	1.0	0.9
	14.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	28.8
Energy	12.1	10.7
Information Technology	11.9	13.3
Materials	9.3	9.6
Consumer Staples	8.7	9.1
Telecommunication Services	8.5	8.6
Consumer Discretionary	6.5	6.4
Industrials	5.8	5.0
Utilities	3.6	3.4
Health Care	2.0	1.5
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Taiwan 13.3%
Brazil 13.3%
China 11.4%
India 9.5%
South Africa 9.3%
Mexico 5.6%
Russia 5.2%
Malaysia 5.0%
Hong Kong 4.1%
Other* 23.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Brazil 14.0%
Taiwan 12.6%
China 12.0%
South Africa 9.0%
India 8.5%
Russia 6.8%
Mexico 5.2%
Malaysia 4.6%
Hong Kong 4.3%
Other* 23.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value
Bermuda - 1.0%
Beijing Enterprises Water Group Ltd.	282,000	$ 178,956
Brilliance China Automotive Holdings Ltd.	198,000	305,953
China Foods Ltd. (a)	52,000	17,573
China Gas Holdings Ltd.	112,000	182,021
China Resources Gas Group Ltd.	52,000	153,929
China Yurun Food Group Ltd. (a)	85,000	40,894
CITIC Resources Holdings Ltd. (a)	112,000	16,180
Cosco Pacific Ltd.	122,974	164,643
Credicorp Ltd.	2,404	359,398
Credicorp Ltd. (United States)	1,467	218,950
GOME Electrical Appliances Holdings Ltd.	836,000	157,432
Haier Electronics Group Co. Ltd.	56,000	137,527
Hopson Development Holdings Ltd. (a)	48,000	46,929
Kunlun Energy Co. Ltd.	204,000	318,382
Nine Dragons Paper (Holdings) Ltd.	110,000	72,218
Shenzhen International Holdings Ltd.	62,250	75,475
Sihuan Pharmaceutical Holdings Group Ltd.	132,000	145,400
Sinofert Holdings Ltd.	98,000	12,135
TOTAL BERMUDA		2,603,995
Brazil - 7.9%
AES Tiete SA	6,600	43,216
All America Latina Logistica SA	32,000	126,723
Ambev SA (a)	344,000	2,514,721
Ambev SA rights 5/22/14 (a)	481	54
Anhanguera Educacional Participacoes SA	31,800	196,811
Banco Bradesco SA	35,880	551,134
Banco do Brasil SA	63,100	662,483
Banco Santander SA (Brasil) unit	68,700	459,078
BB Seguridade Participacoes SA	43,900	514,455
BM&F BOVESPA SA	139,200	711,685
BR Malls Participacoes SA	31,500	271,100
BR Properties SA	15,100	120,610
Brasil Foods SA	64,300	1,456,284
BTG Pactual Participations Ltd. unit	18,500	252,474
CCR SA	63,300	495,385
Centrais Eletricas Brasileiras SA (Electrobras)	20,100	70,133
Cetip SA - Mercados Organizado	16,203	206,448
Cia. Hering SA	10,800	114,115
Cielo SA	53,128	941,162
Companhia de Gas de Sao Paulo rights 5/28/14 (a)	17	0
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	25,400	$ 240,587
Companhia Energetica de Minas Gerais (CEMIG)	5,880	45,173
Companhia Paranaense de Energia-Copel	2,200	21,706
Companhia Siderurgica Nacional SA (CSN)	53,400	205,002
Cosan SA Industria e Comercio	7,500	128,624
CPFL Energia SA	21,600	183,185
Cyrela Brazil Realty SA	19,100	115,812
Drogasil SA	18,500	157,641
Duratex SA	22,297	96,498
Ecorodovias Infraestrutura e Logistica SA	14,900	89,076
Embraer SA	52,000	449,629
Energias do Brasil SA	19,400	84,308
Fibria Celulose SA (a)	16,600	165,274
Gerdau SA	8,700	42,178
Guararapes Confeccoes SA	500	23,321
Hypermarcas SA	28,500	210,003
Itau Unibanco Holding SA	23,000	354,322
JBS SA	53,000	183,025
Klabin SA:
rights 5/23/14 (a)	1,293	58
unit	35,800	187,851
Kroton Educacional SA	17,600	376,982
Light SA	5,500	43,906
Localiza Rent A Car SA	10,690	159,649
Lojas Americanas SA	10,146	64,842
Lojas Renner SA	9,200	270,667
M. Dias Branco SA	3,400	146,964
MRV Engenharia e Participacoes SA	22,600	71,558
Multiplan Empreendimentos Imobiliarios SA	5,300	117,136
Multiplus SA	3,000	38,385
Natura Cosmeticos SA	12,300	210,668
Obrascon Huarte Lain Brasil SA	4,600	38,001
Oi SA	19,300	19,475
Petroleo Brasileiro SA - Petrobras (ON)	275,100	1,928,383
Porto Seguro SA	7,300	106,402
Souza Cruz SA	28,200	257,370
Sul America SA unit	10,128	74,265
Terna Participacoes SA unit	6,800	60,841
TIM Participacoes SA	59,200	321,256
Totvs SA	10,100	164,925
Tractebel Energia SA	14,600	217,126
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	27,900	$ 700,456
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	10,700	38,438
Vale SA	103,200	1,360,727
Weg SA	20,020	241,614
TOTAL BRAZIL		19,721,380
Cayman Islands - 3.6%
Agile Property Holdings Ltd.	100,000	81,130
Anta Sports Products Ltd.	63,000	92,148
Belle International Holdings Ltd.	390,000	403,937
Biostime International Holdings Ltd.	10,500	69,748
Bosideng International Holdings Ltd.	204,000	29,996
China Dongxiang Group Co. Ltd.	224,000	39,582
China Hongqiao Group Ltd.	73,000	49,904
China Huishan Dairy Hld Co. Ltd. (d)	545,000	123,721
China Resources Cement Holdings Ltd.	157,064	108,991
China Resources Land Ltd.	136,000	279,966
China State Construction International Holdings Ltd.	120,000	200,285
China Zhongwang Holdings Ltd.	88,400	27,593
Cimc Enric Holdings Ltd.	42,000	60,782
Country Garden Holdings Co. Ltd.	330,000	132,375
ENN Energy Holdings Ltd.	54,000	377,508
Evergrande Real Estate Group Ltd. (d)	432,000	192,794
GCL-Poly Energy Holdings Ltd. (a)	762,000	228,022
Geely Automobile Holdings Ltd.	340,000	117,968
Golden Eagle Retail Group Ltd. (H Shares)	40,000	51,593
Greentown China Holdings Ltd.	54,000	54,328
Haitian International Holdings Ltd.	42,000	84,618
Hengan International Group Co. Ltd.	55,000	579,231
Kingboard Chemical Holdings Ltd.	53,000	101,038
Kingboard Laminates Holdings Ltd.	55,000	21,282
Kingsoft Corp. Ltd. (d)	53,000	163,041
KWG Property Holding Ltd.	85,500	47,310
Lee & Man Paper Manufacturing Ltd.	100,000	54,302
Li Ning Co. Ltd. (a)	74,000	51,542
Longfor Properties Co. Ltd.	103,000	133,118
Renhe Commercial Holdings Co. Ltd. (a)	764,000	43,852
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	10,912
Shenzhou International Group Holdings Ltd.	41,000	141,198
Shimao Property Holdings Ltd.	88,000	173,663
Sino Biopharmaceutical Ltd.	204,000	159,717
SOHO China Ltd.	122,500	97,489
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	67,800	$ 4,225,612
TPK Holding Co. Ltd.	17,775	135,527
Zhongsheng Group Holdings Ltd. Class H	41,000	49,816
TOTAL CAYMAN ISLANDS		8,995,639
Chile - 1.6%
AES Gener SA	200,107	107,633
AES Gener SA rights 4/30/14 (a)	6,535	562
Aguas Andinas SA	207,327	127,904
Banco de Chile	1,695,342	217,831
Banco de Credito e Inversiones	3,147	174,011
Banco Santander Chile	4,541,119	274,436
CAP SA	5,441	81,578
Cencosud SA	83,495	278,191
Colbun SA	561,009	138,807
Compania Cervecerias Unidas SA	10,686	126,129
Compania de Petroleos de Chile SA (COPEC)	27,122	349,927
CorpBanca SA	12,235,604	140,949
Empresa Nacional de Electricidad SA	238,340	352,596
Empresa Nacional de Electricidad SA sponsored ADR	203	8,946
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,853	96,406
Empresas CMPC SA	77,875	173,345
Enersis SA	1,457,194	471,308
Enersis SA sponsored ADR	300	4,830
LATAM Airlines Group SA	25,063	382,438
LATAM Airlines Group SA sponsored ADR (d)	212	3,250
S.A.C.I. Falabella	34,662	294,862
Sociedad Matriz Banco de Chile Class B	332,224	102,154
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	5,359
TOTAL CHILE		3,913,452
China - 11.4%
Agricultural Bank of China Ltd. (H Shares)	1,711,000	717,243
Air China Ltd. (H Shares)	124,000	70,373
Aluminum Corp. of China Ltd. (H Shares) (a)(d)	268,000	96,086
Angang Steel Co. Ltd. (H Shares) (a)	70,000	42,435
Anhui Conch Cement Co. Ltd. (H Shares) (d)	87,500	325,038
Anhui Expressway Co. Ltd. (H Shares)	20,000	10,886
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	12,306
AviChina Industry & Technology Co. Ltd. (H Shares)	164,000	87,574
Bank Communications Co. Ltd. (H Shares)	586,000	364,316
Bank of China Ltd. (H Shares)	5,569,000	2,449,428
Common Stocks - continued
	Shares	Value
China - continued
BBMG Corp. (H Shares)	86,000	$ 60,454
Beijing Capital International Airport Co. Ltd. (H Shares)	112,000	77,720
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	114,000	48,965
Beijing North Star Co. Ltd. (H Shares)	26,000	6,070
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	4,869
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	16,334
BYD Co. Ltd. (H Shares) (a)(d)	43,000	231,557
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	85,000	56,682
China BlueChemical Ltd. (H Shares)	136,000	72,974
China Cinda Asset Mngmt Co. Ltd. (H Shares) (d)	241,000	121,231
China CITIC Bank Corp. Ltd. (H Shares)	564,000	336,089
China Coal Energy Co. Ltd. (H Shares)	317,000	171,319
China Communications Construction Co. Ltd. (H Shares)	342,000	223,649
China Communications Services Corp. Ltd. (H Shares)	200,000	101,381
China Construction Bank Corp. (H Shares)	5,330,000	3,678,019
China Cosco Holdings Co. Ltd. (H Shares) (a)	189,000	74,840
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	29,594
China Galaxy Securities Co. Ltd. (H Shares)	83,000	48,603
China International Marine Containers (Group) Ltd. (H Shares)	44,700	87,982
China Life Insurance Co. Ltd. (H Shares)	550,000	1,430,855
China Longyuan Power Grid Corp. Ltd. (H Shares)	245,000	252,175
China Machinery Engineering Co. (H Shares)	39,000	25,755
China Merchants Bank Co. Ltd. (H Shares)	332,846	594,172
China Merchants Property Development Co. Ltd. (B Shares)	8,700	19,402
China Minsheng Banking Corp. Ltd. (H Shares)	369,000	371,239
China Molybdenum Co. Ltd. (H Shares)	83,000	36,934
China National Building Materials Co. Ltd. (H Shares)	220,000	207,998
China National Materials Co. Ltd. (H Shares)	68,000	13,156
China Oilfield Services Ltd. (H Shares)	132,000	314,636
China Pacific Insurance Group Co. Ltd. (H Shares)	166,000	520,292
China Petroleum & Chemical Corp. (H Shares)	1,885,000	1,673,420
China Railway Construction Corp. Ltd. (H Shares)	128,000	105,828
China Railway Group Ltd. (H Shares)	258,000	114,808
China Shenhua Energy Co. Ltd. (H Shares)	254,500	689,351
China Shipping Container Lines Co. Ltd. (H Shares) (a)	338,000	80,653
China Shipping Development Co. Ltd. (H Shares) (a)	82,000	44,845
China Southern Airlines Ltd. (H Shares)	156,000	46,585
China Telecom Corp. Ltd. (H Shares)	1,190,000	608,791
China Vanke Co. Ltd. (B Shares)	101,100	168,610
Chongqing Changan Automobile Co. Ltd. (B Shares)	63,600	114,847
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	227,000	99,549
Common Stocks - continued
	Shares	Value
China - continued
CITIC Securities Co. Ltd. (H Shares)	69,000	$ 138,481
CSG Holding Co. Ltd. (B Shares)	47,700	36,977
CSR Corp. Ltd. (H Shares)	144,000	105,126
Datang International Power Generation Co. Ltd. (H Shares)	210,000	78,280
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	20,256
Dongfang Electric Corp. Ltd. (H Shares)	19,000	29,653
Dongfeng Motor Group Co. Ltd. (H Shares)	212,000	282,741
Double Coin Holdings Ltd. (B Shares)	19,000	13,338
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	6,648
Great Wall Motor Co. Ltd. (H Shares)	74,500	337,285
Guangdong Electric Power Development Co. Ltd. (B Shares)	44,500	25,657
Guangshen Railway Co. Ltd. (H Shares)	122,000	46,106
Guangzhou Automobile Group Co. Ltd. (H Shares)	172,000	173,488
Guangzhou Baiyunshan Pharma Health (H Shares)	14,000	41,713
Guangzhou R&F Properties Co. Ltd. (H Shares)	69,200	90,327
Guangzhou Shipyard International Ltd. (H Shares)	16,000	28,356
Haitong Securities Co. Ltd. (H Shares)	107,600	150,444
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	25,709
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	5,568
Huadian Fuxin Energy Corp. Ltd. (H Shares)	122,000	56,964
Huadian Power International Corp. Ltd. (H Shares)	96,000	52,130
Huaneng Power International, Inc. (H Shares)	232,000	226,525
Huaneng Renewables Corp. Ltd. (H Shares)	178,000	55,102
Huishang Bank Corp. Ltd.	117,000	53,120
Industrial & Commercial Bank of China Ltd. (H Shares)	5,322,000	3,179,992
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	44,400	36,808
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	75,762	95,233
Jiangling Motors Corp. Ltd. (B Shares)	8,300	30,918
Jiangsu Expressway Co. Ltd. (H Shares)	100,000	112,602
Jiangxi Copper Co. Ltd. (H Shares)	102,000	168,400
Jinzhou Port Co. Ltd. (B Shares)	11,000	4,279
Lianhua Supermarket Holdings Ltd. (H Shares)	43,000	23,849
Maanshan Iron & Steel Ltd. (H Shares) (a)	110,000	22,985
Metallurgical Corp. China Ltd. (H Shares) (a)	217,000	41,704
New China Life Insurance Co. Ltd. (H Shares) (a)	52,500	154,731
People's Insurance Co. of China Group (H Shares)	301,000	115,307
PetroChina Co. Ltd. (H Shares)	1,560,000	1,799,889
PICC Property & Casualty Co. Ltd. (H Shares)	226,008	297,926
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	141,500	1,046,702
Shandong Chenming Paper Holdings Ltd. (B Shares)	50,400	24,833
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	132,000	132,801
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	33,000	15,048
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	216,000	$ 84,695
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	31,000	104,760
Shanghai Friendship Group, Inc. (B Shares)	13,200	17,754
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	17,690
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	12,600
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	36
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	18,000	18,234
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	33,200	50,829
Shanghai Pharma Holding Co. Ltd. (H Shares)	43,000	78,757
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	14,700	25,652
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	26,756
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	53,100	20,550
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	7,015
Shenzhen Expressway Co. (H Shares)	52,000	23,743
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,151
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	79,500	88,801
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	225,000	54,850
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	168,000	37,271
Sinopharm Group Co. Ltd. (H Shares)	71,200	187,345
Sinotrans Ltd. (H Shares)	131,000	72,318
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	7,422
TravelSky Technology Ltd. (H Shares)	82,000	62,508
Tsingtao Brewery Co. Ltd. (H Shares)	28,000	203,871
Weichai Power Co. Ltd. (H Shares)	36,800	128,158
Weifu High-Technology Co. Ltd. (B Shares)	9,150	29,812
Wumart Stores, Inc. (H Shares)	38,000	37,299
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	23,400	25,413
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	15,620	38,743
Yanzhou Coal Mining Co. Ltd. (H Shares)	134,000	100,558
Zhaojin Mining Industry Co. Ltd. (H Shares)	56,000	33,587
Zhejiang Expressway Co. Ltd. (H Shares)	106,000	91,741
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	39,500	115,907
Zijin Mining Group Co. Ltd. (H Shares)	456,000	111,163
ZTE Corp. (H Shares) (a)	44,000	89,783
TOTAL CHINA		28,566,691
Colombia - 0.8%
Almacenes Exito SA	16,118	245,527
BanColombia SA sponsored ADR	76	4,327
Common Stocks - continued
	Shares	Value
Colombia - continued
Cementos Argos SA	31,667	$ 176,602
Cemex Latam Holdings SA (a)	12,173	112,391
Corp. Financiera Colombiana SA	7,640	147,705
Ecopetrol SA	366,867	682,936
Grupo de Inversiones Suramerica SA	16,596	323,766
Interconexion Electrica SA ESP	23,892	112,022
Isagen SA	58,815	96,123
TOTAL COLOMBIA		1,901,399
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	11,607	348,980
Komercni Banka A/S	1,155	266,140
Telefonica Czech Rep A/S	7,110	107,712
TOTAL CZECH REPUBLIC		722,832
Egypt - 0.3%
Commercial International Bank SAE	57,700	306,880
Commercial International Bank SAE sponsored GDR	2,265	11,393
EFG-Hermes Holding SAE	41,279	75,695
Egyptian Kuwaiti Holding	66,544	69,871
Egyptian Kuwaiti Holding rights 5/1/14 (a)	8,031	1,446
El Ezz Steel Rebars SAE (a)	10,314	24,786
Elsewedy Electric Co.	5,895	28,602
JUHAYNA Food Industries	23,744	41,338
Orascom Telecom Holding SAE (a)	181,783	135,672
Sidi Kerir Petrochemcials Co.	8,487	23,617
Talaat Moustafa Group Holding	73,921	94,939
Telecom Egypt SAE	24,222	51,434
TOTAL EGYPT		865,673
Hong Kong - 4.1%
Beijing Enterprises Holdings Ltd.	38,000	330,352
China Agri-Industries Holdings Ltd.	130,630	52,232
China Everbright International Ltd.	192,000	240,714
China Everbright Ltd.	64,000	85,521
China Insurance International Holdings Co. Ltd. (a)	60,000	95,190
China Merchant Holdings International Co. Ltd.	84,260	263,552
China Mobile Ltd.	384,500	3,659,856
China Overseas Land and Investment Ltd.	304,000	745,791
China Pharmaceutical Group Ltd.	238,000	198,002
China Resources Enterprise Ltd.	88,000	250,279
China Resources Power Holdings Co. Ltd.	144,000	362,185
China Unicom Ltd.	328,000	502,836
Common Stocks - continued
	Shares	Value
Hong Kong - continued
CITIC Pacific Ltd. (d)	114,000	$ 199,975
CNOOC Ltd.	1,169,000	1,932,181
CNOOC Ltd. sponsored ADR	200	33,038
Far East Horizon Ltd.	102,000	69,070
Fosun International Ltd.	102,000	123,406
Fosun International Ltd. rights 5/13/14 (a)	7,956	36
Franshion Properties China Ltd.	268,000	84,345
Guangdong Investment Ltd.	168,000	182,671
Lenovo Group Ltd.	452,000	514,209
Poly Property Group Co. Ltd.	137,000	59,374
Shanghai Industrial Holdings Ltd.	35,000	108,346
Shenzhen Investment Ltd.	128,752	42,015
Sino-Ocean Land Holdings Ltd.	266,177	140,763
Sinotruk Hong Kong Ltd.	38,500	20,410
Yuexiu Property Co. Ltd.	402,000	77,777
TOTAL HONG KONG		10,374,126
Hungary - 0.3%
Magyar Telekom PLC	26,184	37,303
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,458	198,623
OTP Bank PLC	13,434	255,854
Richter Gedeon PLC	10,393	177,913
TOTAL HUNGARY		669,693
India - 9.5%
ABB Ltd. India	3,605	50,475
ACC Ltd.	2,847	61,032
Adani Enterprises Ltd.	19,362	134,136
Adani Power Ltd. (a)	34,712	27,711
Aditya Birla Nuvo Ltd. (a)	2,185	40,105
Ambuja Cements Ltd.	47,666	156,279
Ashok Leyland Ltd.	42,573	15,705
Asian Paints India Ltd.	21,526	180,285
Axis Bank Ltd.	21,137	534,086
Bajaj Auto Ltd.	5,349	169,578
Bajaj Holdings & Investment Ltd.	2,657	46,237
Bank of Baroda	6,403	86,727
Bank of India	9,191	35,681
Bharat Electronics Ltd.	1,025	20,573
Bharat Forge Ltd.	8,304	56,145
Bharat Heavy Electricals Ltd.	40,818	122,119
Bharat Petroleum Corp. Ltd.	13,541	102,127
Common Stocks - continued
	Shares	Value
India - continued
Bharti Airtel Ltd.	95,015	$ 516,781
Bharti Infratel Ltd. (a)	13,975	49,966
Cadila Healthcare Ltd.	3,522	57,120
Cairn India Ltd.	34,583	192,166
Canara Bank Ltd.	5,495	26,024
Castrol India Ltd.	7,149	35,096
Cipla Ltd.	23,209	152,937
Coal India Ltd.	46,701	225,975
Colgate-Palmolive (India)	2,272	54,044
Container Corp. of India Ltd.	3,718	60,115
Corporation Bank Ltd.	1,500	7,307
Crompton Greaves Ltd.	11,890	32,448
Cummins India Ltd.	5,257	47,768
Dabur India Ltd.	32,318	96,046
Divi's Laboratories Ltd.	3,022	69,206
DLF Ltd.	30,222	70,225
Dr. Reddy's Laboratories Ltd.	6,076	272,683
Essar Oil Ltd. (a)	6,300	6,116
Exide Industries Ltd.	20,175	40,056
GAIL India Ltd.	20,802	127,644
GlaxoSmithKline Consumer Healthcare Ltd.	800	55,372
GlaxoSmithKline Pharmaceuticals Ltd.	1,502	61,417
Glenmark Pharmaceuticals Ltd. (a)	8,193	82,120
GMR Infrastructure Ltd. (a)	95,102	39,182
Godrej Consumer Products Ltd.	9,233	122,234
Godrej Industries Ltd.	5,701	28,559
Grasim Industries Ltd.	1,387	61,271
Great Eastern Shipping Co. Ltd.	3,246	18,023
HCL Technologies Ltd.	19,317	449,305
HDFC Bank Ltd.	82,559	1,033,117
Hero Motocorp Ltd.	5,926	216,186
Hindalco Industries Ltd.	63,102	140,506
Hindustan Petroleum Corp. Ltd.	7,939	42,364
Hindustan Unilever Ltd.	52,998	498,655
Hindustan Zinc Ltd. (a)	13,916	29,740
Housing Development Finance Corp. Ltd.	115,236	1,715,596
ICICI Bank Ltd.	41,787	861,564
IDBI Bank Ltd.	15,445	17,464
Idea Cellular Ltd.	59,930	133,840
IDFC Ltd.	55,030	104,006
Indian Oil Corp. Ltd. (a)	22,299	97,400
IndusInd Bank Ltd.	17,361	140,614
Common Stocks - continued
	Shares	Value
India - continued
Infosys Ltd.	35,013	$ 1,862,826
ITC Ltd.	140,933	796,202
Jaiprakash Associates Ltd.	69,022	61,624
Jindal Steel & Power Ltd. (a)	26,744	113,179
JSW Energy Ltd.	23,781	21,133
JSW Steel Ltd.	9,122	163,800
Kotak Mahindra Bank Ltd. (a)	20,028	266,509
Larsen & Toubro Ltd.	15,922	341,618
Lupin Ltd.	9,167	156,421
Mahindra & Mahindra Financial Services Ltd.	20,377	83,126
Mahindra & Mahindra Ltd.	22,352	398,085
Mangalore Refinery & Petrochemicals Ltd. (a)	8,733	8,644
Maruti Suzuki India Ltd.	4,930	158,439
Mphasis BFL Ltd. (a)	5,748	39,330
Mundra Port and SEZ Ltd.	35,118	109,578
Nestle India Ltd.	1,770	139,945
NHPC Ltd.	159,821	50,346
NMDC Ltd.	59,496	148,160
NTPC Ltd.	144,822	279,367
Oil & Natural Gas Corp. Ltd.	152,026	819,426
Oil India Ltd.	8,229	65,113
Oracle Finance Services Software Ltd. (a)	1,546	76,907
Oriental Bank of Commerce	2,372	9,728
Piramal Enterprises Ltd.	6,800	60,942
Power Finance Corp. Ltd.	23,941	72,976
Power Grid Corp. of India Ltd.	88,036	154,426
Punjab National Bank	4,147	55,344
Ranbaxy Laboratories Ltd. (a)	9,689	76,055
Reliance Capital Ltd. (a)	7,438	43,797
Reliance Communication Ltd. (a)	45,632	92,641
Reliance Industries Ltd.	117,124	1,817,204
Reliance Infrastructure Ltd. (a)	10,140	85,505
Reliance Power Ltd. (a)	34,053	38,646
Rural Electrification Corp. Ltd.	23,864	94,127
Sesa Sterlite Ltd.	95,348	293,749
Shree Cement Ltd.	538	50,856
Shriram Transport Finance Co. Ltd.	9,547	116,308
Siemens India Ltd.	5,534	63,694
State Bank of India	10,963	377,811
Steel Authority of India Ltd.	71,961	80,474
Sun Pharmaceutical Industries Ltd.	55,731	584,707
Sun TV Ltd.	6,352	39,598
Common Stocks - continued
	Shares	Value
India - continued
Tata Chemicals Ltd.	3,139	$ 15,091
Tata Communications Ltd. (a)	3,618	16,979
Tata Consultancy Services Ltd.	34,688	1,259,040
Tata Motors Ltd.	71,238	492,772
Tata Power Co. Ltd.	70,564	91,371
Tata Steel Ltd.	18,369	122,018
Tech Mahindra Ltd. (a)	7,917	240,490
Titan Co. Ltd.	14,520	66,091
Torrent Power Ltd.	4,760	8,231
Ultratech Cemco Ltd.	5,046	169,593
Union Bank of India	10,272	25,742
Unitech Ltd. (a)	91,245	23,978
United Breweries Ltd. (a)	4,669	61,131
United Spirits Ltd.	6,318	290,001
Wipro Ltd.	36,036	312,315
Wockhardt Ltd.	1,800	22,902
Yes Bank Ltd.	12,843	93,850
Zee Entertainment Enterprises Ltd.	34,787	151,456
TOTAL INDIA		23,758,676
Indonesia - 2.8%
PT Adaro Energy Tbk	911,600	93,435
PT Aneka Tambang Tbk	213,000	21,647
PT Astra Agro Lestari Tbk	22,000	55,944
PT Astra International Tbk	1,491,300	957,740
PT Bank Central Asia Tbk	915,400	870,943
PT Bank Danamon Indonesia Tbk Series A	237,500	84,018
PT Bank Mandiri (Persero) Tbk	696,200	594,845
PT Bank Negara Indonesia (Persero) Tbk	560,100	233,264
PT Bank Rakyat Indonesia Tbk	798,800	684,005
PT Charoen Pokphand Indonesia Tbk	529,400	172,628
PT Global Mediacom Tbk	315,500	59,763
PT Gudang Garam Tbk	32,900	160,779
PT Indo Tambangraya Megah Tbk	29,500	65,001
PT Indocement Tunggal Prakarsa Tbk	95,200	180,741
PT Indofood CBP Sukses Makmur Tbk	89,500	77,412
PT Indofood Sukses Makmur Tbk	312,700	190,679
PT Indosat Tbk	101,000	34,157
PT International Nickel Indonesia Tbk	149,000	45,751
PT Jasa Marga Tbk	147,000	75,016
PT Kalbe Farma Tbk	1,470,600	196,521
PT Media Nusantara Citra Tbk	348,100	81,745
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Perusahaan Gas Negara Tbk Series B	797,900	$ 367,497
PT Semen Gresik (Persero) Tbk	213,100	273,713
PT Surya Citra Media Tbk	271,100	73,863
PT Tambang Batubbara Bukit Asam Tbk	55,000	46,977
PT Telkomunikasi Indonesia Tbk Series B	3,754,500	737,949
PT Unilever Indonesia Tbk	81,400	205,938
PT United Tractors Tbk	108,800	204,209
PT XL Axiata Tbk	225,700	101,025
TOTAL INDONESIA		6,947,205
Luxembourg - 0.1%
Brait SA	23,495	126,559
Malaysia - 5.0%
AirAsia Bhd	91,200	62,058
AMMB Holdings Bhd	126,200	277,737
Astro Malaysia Holdings Bhd	112,200	114,521
Axiata Group Bhd	368,900	760,980
Berjaya Sports Toto Bhd	56,669	67,569
British American Tobacco (Malaysia) Bhd	10,200	191,338
Bumi Armada Bhd	104,700	128,368
Bumiputra-Commerce Holdings Bhd	396,966	913,782
DiGi.com Bhd	279,400	474,445
Felda Global Ventures Holdings Bhd	138,900	192,438
Gamuda Bhd	143,500	202,769
Genting Bhd	162,400	487,822
Genting Malaysia Bhd	227,000	293,621
Hong Leong Bank Bhd	43,000	184,521
Hong Leong Credit Bhd	14,100	66,124
IHH Healthcare Bhd	197,900	243,243
IJM Corp. Bhd	94,000	183,822
IOI Corp. Bhd	268,100	410,881
IOI Properties Group Sdn Bhd (a)	129,866	106,679
KLCC Property Holdings Bhd	32,000	65,324
Kuala Lumpur Kepong Bhd	38,600	286,320
Lafarge Malaysia Bhd	30,800	85,815
Malayan Banking Bhd	318,124	965,342
Malaysia Airports Holdings Bhd	53,222	131,485
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	27,241
Malaysian Plantations Bhd	87,100	119,604
Maxis Bhd	193,200	411,568
MISC Bhd	107,100	213,708
MMC Corp. Bhd	56,700	48,662
Common Stocks - continued
	Shares	Value
Malaysia - continued
Parkson Holdings Bhd	51,516	$ 46,424
Petronas Chemicals Group Bhd	212,500	438,353
Petronas Dagangan Bhd	21,000	195,035
Petronas Gas Bhd	57,900	417,057
PPB Group Bhd	44,300	223,503
Public Bank Bhd	208,900	1,289,577
RHB Capital Bhd	53,868	136,878
SapuraKencana Petroleum Bhd (a)	254,800	336,609
Sime Darby Bhd	233,443	675,464
SP Setia Bhd	69,200	64,056
Telekom Malaysia Bhd	76,100	144,619
Tenaga Nasional Bhd	104,300	380,435
UEM Land Holdings Bhd	101,000	71,203
UMW Holdings Bhd	47,700	157,319
YTL Corp. Bhd	406,386	200,546
YTL Power International Bhd (a)	236,670	113,892
TOTAL MALAYSIA		12,608,757
Mexico - 5.6%
Alfa SA de CV Series A	205,400	540,867
Alpek SA de CV	23,100	39,728
America Movil S.A.B. de CV Series L	2,258,800	2,272,138
CEMEX S.A.B. de CV unit	876,252	1,120,536
Coca-Cola FEMSA S.A.B. de CV Series L	30,100	336,230
Compartamos S.A.B. de CV	83,700	146,636
Controladora Commercial Mexicana S.A.B. de CV unit	32,800	121,996
Embotelladoras Arca S.A.B. de CV	20,800	132,532
Fibra Uno Administracion SA de CV	109,900	359,032
Fomento Economico Mexicano S.A.B. de CV unit	160,100	1,461,034
Genomma Lab Internacional SA de CV (a)	57,800	146,502
Gruma S.A.B. de CV Series B (a)	12,500	110,432
Grupo Aeroportuario del Sureste SA de CV Series B	16,400	200,670
Grupo Bimbo S.A.B. de CV Series A	136,300	376,517
Grupo Carso SA de CV Series A1	36,700	186,547
Grupo Comercial Chedraui S.A.B. de CV	22,300	67,926
Grupo Elektra SA de CV	2,465	70,824
Grupo Financiero Banorte S.A.B. de CV Series O	168,400	1,116,381
Grupo Financiero Inbursa S.A.B. de CV Series O	149,500	382,356
Grupo Financiero Santander Mexico S.A.B. de CV	108,900	258,958
Grupo Mexico SA de CV Series B	290,507	872,448
Grupo Sanborns SA de CV	26,000	42,688
Grupo Televisa SA de CV	192,500	1,262,758
Common Stocks - continued
	Shares	Value
Mexico - continued
Industrias CH SA de CV (a)	12,700	$ 67,855
Industrias Penoles SA de CV	9,045	210,542
Infraestructura Energetica Nova S.A.B. de CV	15,200	79,144
Kimberly-Clark de Mexico SA de CV Series A	63,800	165,855
Mexichem S.A.B. de CV	81,427	303,046
Minera Frisco S.A.B. de CV (a)	37,500	68,019
OHL Mexico S.A.B. de CV (a)	47,700	126,626
Organizacion Soriana S.A.B. de CV Series B (a)	16,600	48,165
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	14,600	204,067
Wal-Mart de Mexico SA de CV Series V	419,600	1,060,967
TOTAL MEXICO		13,960,022
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	10,373	76,774
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	43,965	50,570
MCB Bank Ltd.	55,661	159,479
National Bank of Pakistan	46,662	27,084
Oil & Gas Development Co. Ltd.	45,417	116,128
Pakistan Petroleum Ltd.	29,713	69,856
TOTAL PAKISTAN		423,117
Peru - 0.1%
Compania de Minas Buenaventura SA	337	4,141
Compania de Minas Buenaventura SA sponsored ADR	14,636	190,268
Volcan Compania Minera SAA Class B	194,486	73,430
TOTAL PERU		267,839
Philippines - 1.6%
Aboitiz Equity Ventures, Inc.	164,610	209,017
Aboitiz Power Corp.	110,600	90,564
Alliance Global Group, Inc.	304,000	212,442
Ayala Corp.	16,450	230,282
Ayala Land, Inc.	402,900	272,065
Bank of the Philippine Islands (BPI)	121,052	246,585
BDO Unibank, Inc.	111,532	220,812
Bloomberry Resorts Corp. (a)	240,700	65,339
DMCI Holdings, Inc.	60,310	97,145
Emperador, Inc. (a)	135,500	38,667
Globe Telecom, Inc.	2,150	79,923
GT Capital Holdings, Inc.	4,890	95,112
International Container Terminal Services, Inc.	60,640	147,060
Common Stocks - continued
	Shares	Value
Philippines - continued
JG Summit Holdings, Inc.	155,850	$ 176,916
Jollibee Food Corp.	31,810	122,744
LT Group, Inc.	201,100	82,560
Manila Electric Co.	21,390	134,746
Metropolitan Bank & Trust Co.	82,095	155,994
Petron Corp.	102,200	28,155
Philippine Long Distance Telephone Co.	6,540	422,805
PNOC Energy Development Corp.	499,000	62,578
San Miguel Corp.	47,310	88,623
SM Investments Corp.	23,227	377,781
SM Prime Holdings, Inc.	535,900	196,206
Top Frontier Investment Holdings, Inc.	4,146	8,697
Universal Robina Corp.	65,620	214,930
TOTAL PHILIPPINES		4,077,748
Poland - 1.8%
Bank Handlowy w Warszawie SA	2,196	81,598
Bank Millennium SA	31,650	92,933
Bank Polska Kasa Opieki SA	9,705	621,378
BRE Bank SA	892	145,836
Cyfrowy Polsat SA	13,220	89,730
ENEA SA	16,816	84,867
Eurocash SA	5,848	77,165
Getin Noble Bank SA (a)	79,636	96,795
ING Bank Slaski SA	2,519	113,152
Jastrzebska Spolka Weglowa SA	3,819	52,473
KGHM Polska Miedz SA (Bearer)	10,204	368,876
Polish Oil & Gas Co. SA	124,949	194,378
Polska Grupa Energetyczna SA	53,380	370,248
Polski Koncern Naftowy Orlen SA	24,020	359,390
Powszechna Kasa Oszczednosci Bank SA	64,127	878,989
Powszechny Zaklad Ubezpieczen SA	4,165	590,431
Synthos SA	37,802	59,431
Tauron Polska Energia SA	71,767	126,816
Telekomunikacja Polska SA	49,315	168,420
TOTAL POLAND		4,572,906
Russia - 5.1%
Aeroflot - Russian Airlines (a)	29,070	41,551
E.ON Russia JSC	991,149	69,468
Federal Grid Co. of Unified Energy System (a)	15,221,526	23,560
Gazprom OAO sponsored ADR (Reg. S)	406,202	2,929,529
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	118,764,990	$ 24,406
LSR Group OJSC GDR (Reg. S)	15,543	46,474
LUKOIL Oil Co. sponsored ADR (United Kingdom)	35,650	1,884,103
Magnit OJSC GDR (Reg. S)	20,597	969,089
Magnitogorsk Iron & Steel Works OJSC unit (a)	5,623	11,808
Mechel Steel Group OAO sponsored ADR (a)(d)	12,236	24,717
Megafon OJSC GDR	6,508	169,208
Mobile TeleSystems OJSC sponsored ADR	38,145	639,310
Mosenergo AO (a)	235,018	4,793
Norilsk Nickel OJSC ADR	35,298	636,423
NOVATEK OAO GDR (Reg. S)	4,948	511,128
Novolipetsk Steel OJSC GDR (Reg. S)	5,889	68,371
Pharmstandard OJSC unit (a)	2,602	20,179
PhosAgro OJSC GDR (Reg. S)	6,103	70,856
Rosneft Oil Co. OJSC GDR (Reg. S)	85,842	538,487
Rostelecom sponsored ADR	12,853	167,089
RusHydro JSC sponsored ADR	86,258	133,700
Russian Grids OAO (a)	1,422,195	16,807
Sberbank (Savings Bank of the Russian Federation)	39,030	79,429
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	189,819	1,591,063
Severstal GDR (Reg. S)	13,428	94,533
Sistema JSFC sponsored GDR	9,971	237,310
Surgutneftegas sponsored ADR	53,481	378,645
Tatneft OAO sponsored ADR	17,284	592,841
TMK OAO GDR (Reg. S)	4,086	32,484
Uralkali OJSC GDR (Reg. S)	21,228	470,200
VTB Bank OJSC sponsored GDR (Reg. S)	191,455	405,502
TOTAL RUSSIA		12,883,063
South Africa - 9.3%
Adcock Ingram Holdings Ltd.	9,838	57,043
Aeci Ltd.	9,110	101,747
African Bank Investments Ltd.	91,637	108,618
African Rainbow Minerals Ltd.	7,220	135,684
Anglo American Platinum Ltd. (a)	4,476	212,728
AngloGold Ashanti Ltd.	29,867	539,910
ArcelorMittal South Africa Ltd. (a)	10,394	36,555
Aspen Pharmacare Holdings Ltd.	22,676	603,450
Assore Ltd.	2,547	98,430
Aveng Ltd. (a)	28,196	60,570
AVI Ltd.	24,445	134,790
Common Stocks - continued
	Shares	Value
South Africa - continued
Barclays Africa Group Ltd.	24,021	$ 351,621
Barloworld Ltd.	14,585	158,889
Bidvest Group Ltd.	23,651	648,573
Capital Property Fund	94,769	95,485
Capitec Bank Holdings Ltd.	4,053	87,636
Clicks Group Ltd.	19,053	116,178
Coronation Fund Managers Ltd.	20,143	194,317
DataTec Ltd.	13,305	66,889
Discovery Holdings Ltd.	21,900	189,846
Exxaro Resources Ltd.	9,020	122,930
FirstRand Ltd.	216,146	794,278
Foschini Ltd.	15,109	155,822
Fountainhead Property Trust	38,899	29,395
Gold Fields Ltd.	56,131	238,238
Grindrod Ltd.	27,333	64,692
Growthpoint Properties Ltd.	136,989	316,414
Harmony Gold Mining Co. Ltd. (a)	25,564	84,015
Illovo Sugar Ltd.	15,028	41,425
Impala Platinum Holdings Ltd. (a)	37,611	423,282
Imperial Holdings Ltd.	12,637	235,359
Investec Ltd.	16,839	147,910
JD Group Ltd.	9,706	25,371
JSE Ltd.	6,039	55,393
Kumba Iron Ore Ltd.	4,262	151,569
Lewis Group Ltd.	6,083	36,080
Liberty Holdings Ltd.	7,393	88,564
Life Healthcare Group Holdings Ltd.	68,874	273,453
Massmart Holdings Ltd.	7,617	100,819
Mediclinic International Ltd.	29,789	208,117
MMI Holdings Ltd.	75,426	189,273
Mondi Ltd.	9,045	150,456
Mr Price Group Ltd.	16,302	245,293
MTN Group Ltd.	131,887	2,642,755
Murray & Roberts Holdings Ltd. (a)	30,119	70,427
Nampak Ltd.	43,159	160,813
Naspers Ltd. Class N	28,817	2,717,215
Nedbank Group Ltd.	14,661	313,761
Netcare Ltd.	105,316	255,269
Northam Platinum Ltd. (a)	24,319	94,775
Omnia Holdings Ltd.	5,064	108,784
Pick 'n Pay Holdings Ltd.	21,265	51,543
Pick 'n Pay Stores Ltd.	14,700	83,822
Common Stocks - continued
	Shares	Value
South Africa - continued
Pretoria Portland Cement Co. Ltd.	32,453	$ 94,393
PSG Group Ltd.	5,486	54,326
Remgro Ltd.	35,824	720,702
Reunert Ltd.	11,021	72,283
RMB Holdings Ltd.	48,142	230,677
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	28,149
Sanlam Ltd.	139,535	746,052
Santam Ltd.	2,201	44,353
Sappi Ltd. (a)	37,904	120,012
Sasol Ltd.	40,346	2,261,164
Shoprite Holdings Ltd.	32,180	537,399
Sibanye Gold Ltd.	55,684	143,834
Spar Group Ltd.	13,131	154,145
Standard Bank Group Ltd.	89,052	1,168,794
Steinhoff International Holdings Ltd.	150,939	783,497
Sun International Ltd.	6,772	66,944
Telkom SA Ltd. (a)	23,894	85,397
Tiger Brands Ltd.	10,714	286,311
Tongaat Hulett Ltd.	7,877	93,591
Truworths International Ltd.	30,476	244,347
Vodacom Group Ltd.	23,615	281,593
Wilson Bayly Holmes-Ovcon Ltd.	3,352	43,325
Woolworths Holdings Ltd.	53,333	362,465
TOTAL SOUTH AFRICA		23,300,024
Taiwan - 13.3%
Acer, Inc. (a)	201,000	124,269
Advanced Semiconductor Engineering, Inc.	441,940	515,177
Advantech Co. Ltd.	22,000	142,215
Asia Cement Corp.	162,954	214,459
ASUSTeK Computer, Inc.	52,000	537,833
AU Optronics Corp. (a)	636,000	242,046
Capital Securities Corp.	156,195	53,592
Catcher Technology Co. Ltd.	53,000	447,150
Cathay Financial Holding Co. Ltd.	560,659	791,768
Cathay Real Estate Development Co. Ltd.	58,000	33,648
Chang Hwa Commercial Bank	222,150	129,245
Cheng Shin Rubber Industry Co. Ltd.	137,937	395,994
Cheng Uei Precision Industries Co. Ltd.	27,109	54,550
Chicony Electronics Co. Ltd.	43,269	112,599
China Airlines Ltd. (a)	144,043	48,228
China Development Finance Holding Corp.	1,013,800	290,709
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Motor Co. Ltd.	47,000	$ 42,535
China Steel Corp.	920,024	773,155
Chinatrust Financial Holding Co. Ltd.	944,585	562,076
Chunghwa Telecom Co. Ltd.	281,000	879,648
Compal Electronics, Inc.	316,000	225,748
Delta Electronics, Inc.	151,000	926,058
E.SUN Financial Holdings Co. Ltd.	414,965	251,052
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	32,881	3,543
EPISTAR Corp.	62,000	135,446
Eternal Chemical Co. Ltd.	58,000	60,566
EVA Airways Corp. (a)	134,900	68,422
Evergreen Marine Corp. (Taiwan) (a)	112,000	63,675
Far Eastern International Bank	147,716	51,907
Far Eastern Textile Ltd.	298,184	305,444
Far EasTone Telecommunications Co. Ltd.	115,000	248,943
Feng Hsin Iron & Steel Co.	35,000	58,709
First Financial Holding Co. Ltd.	489,441	287,186
Formosa Chemicals & Fibre Corp.	326,760	790,754
Formosa Petrochemical Corp.	141,000	354,773
Formosa Plastics Corp.	364,520	940,135
Formosa Taffeta Co. Ltd.	74,000	77,396
Foxconn Technology Co. Ltd.	77,072	191,623
Fubon Financial Holding Co. Ltd.	542,334	701,166
Giant Manufacturing Co. Ltd.	21,000	164,294
Hon Hai Precision Industry Co. Ltd. (Foxconn)	837,930	2,405,554
Hotai Motor Co. Ltd.	31,000	363,793
HTC Corp.	54,000	277,469
Hua Nan Financial Holdings Co. Ltd.	522,115	294,242
Innolux Corp. (a)	594,698	205,031
Inotera Memories, Inc. (a)	167,000	171,066
Inventec Corp.	219,865	202,624
Largan Precision Co. Ltd.	7,000	437,420
Lite-On Technology Corp.	154,099	235,500
Macronix International Co. Ltd. (a)	228,101	53,763
MediaTek, Inc.	108,292	1,694,446
Mega Financial Holding Co. Ltd.	621,098	475,622
Nan Ya Plastics Corp.	423,860	928,781
Nan Ya Printed Circuit Board Corp. (a)	12,000	16,927
Novatek Microelectronics Corp.	41,000	189,604
Oriental Union Chemical Corp.	44,300	44,057
Pegatron Corp.	125,000	189,579
Pou Chen Corp.	92,000	117,114
Common Stocks - continued
	Shares	Value
Taiwan - continued
President Chain Store Corp.	41,000	$ 305,133
President Securities Corp.	53,500	29,352
Quanta Computer, Inc.	194,000	532,502
Realtek Semiconductor Corp.	33,401	95,335
Shin Kong Financial Holding Co. Ltd.	451,854	136,910
Siliconware Precision Industries Co. Ltd.	213,000	315,957
Sinopac Holdings Co.	540,156	240,841
Synnex Technology International Corp.	94,000	146,303
Taishin Financial Holdings Co. Ltd.	577,184	262,135
Taiwan Business Bank	235,248	68,627
Taiwan Cement Corp.	233,000	369,982
Taiwan Cooperative Financial Holding Co. Ltd.	418,422	222,628
Taiwan Fertilizer Co. Ltd.	50,000	99,451
Taiwan Glass Industry Corp.	108,475	99,249
Taiwan Mobile Co. Ltd.	121,900	393,597
Taiwan Secom Co.	18,000	45,708
Taiwan Semiconductor Manufacturing Co. Ltd.	1,768,000	6,954,588
TECO Electric & Machinery Co. Ltd.	130,000	141,354
Ton Yi Industrial Corp.	55,000	58,527
Transcend Information, Inc.	20,000	66,036
U-Ming Marine Transport Corp.	30,000	50,521
Unified-President Enterprises Corp.	328,280	556,102
Unimicron Technology Corp.	105,000	89,282
United Microelectronics Corp.	880,000	384,107
Vanguard International Semiconductor Corp.	53,000	72,387
Walsin Lihwa Corp. (a)	243,000	79,750
Wan Hai Lines Ltd.	80,000	39,913
Waterland Financial Holdings Co. Ltd.	181,094	56,792
Wistron Corp.	187,085	156,289
Yang Ming Marine Transport Corp. (a)	101,900	41,719
Yuanta Financial Holding Co. Ltd.	726,570	362,496
Yuen Foong Yu Paper Manufacturing Co.	89,000	39,240
Yulon Motor Co. Ltd.	61,000	94,840
Yulon Nissan Motor Co. Ltd.	2,000	25,460
TOTAL TAIWAN		33,233,441
Thailand - 2.7%
Advanced Info Service PCL (For. Reg.)	88,200	659,592
Airports of Thailand PCL (For. Reg.)	31,000	186,805
Bangkok Bank PCL (For. Reg.)	34,600	202,083
Bangkok Dusit Medical Service PCL	107,000	48,937
Bangkok Dusit Medical Service PCL (For. Reg.)	69,000	31,557
Common Stocks - continued
	Shares	Value
Thailand - continued
Bank of Ayudhya PCL	106,000	$ 123,656
Banpu PCL (For. Reg.)	74,000	68,603
BEC World PCL (For. Reg.)	73,400	124,186
Berli Jucker PCL (For. Reg)	30,400	44,858
Big C Supercenter PCL (For. Reg.)	16,900	99,227
BTS Group Holdings PCL	427,500	110,310
C.P. ALL PCL (For. Reg.)	319,000	414,030
Central Pattana PCL (For. Reg.)	97,800	136,757
Charoen Pokphand Foods PCL (For. Reg.)	222,900	185,980
Delta Electronics PCL (For. Reg.)	39,200	69,048
Electricity Generating PCL (For. Reg.)	18,400	74,771
Glow Energy PCL (For. Reg.)	31,300	75,203
Indorama Ventures PCL (For. Reg.)	105,400	77,519
IRPC PCL (For. Reg.)	729,800	82,993
Kasikornbank PCL (For. Reg.)	87,100	528,898
Krung Thai Bank PCL (For. Reg.)	253,470	141,774
Land & House PCL	132,500	40,536
Land & House PCL: warrants 5/5/17 (a)	40,000	0
(For. Reg.)	67,500	20,650
PTT Exploration and Production PCL	3,000	14,787
PTT Exploration and Production PCL (For. Reg.)	100,339	494,563
PTT Global Chemical PCL (For. Reg.)	120,239	259,168
PTT PCL (For. Reg.)	63,500	614,200
Ratchaburi Electric Generating Holding PCL	12,500	20,569
Ratchaburi Electric Generating Holding PCL (For. Reg.)	20,300	33,405
Shin Corp. PLC	49,900	120,278
Shin Corp. PLC (For. Reg.)	57,000	137,392
Siam Cement PCL (For. Reg.)	22,000	296,415
Siam City Cement PCL (For. Reg.)	4,900	58,449
Siam Commercial Bank PCL	3,500	17,900
Siam Commercial Bank PCL (For. Reg.)	112,300	574,340
Thai Airways International PCL (For. Reg.)	42,500	17,074
Thai Oil PCL (For. Reg.)	64,400	103,983
Thai Union Frozen Products PCL (For. Reg.)	36,780	79,561
TMB PCL (For. Reg.)	1,625,600	115,540
Total Access Communication PCL	26,000	100,031
Total Access Communication PCL (For. Reg.)	26,200	100,800
True Corp. PCL (For. Reg.) (a)	380,200	79,306
TOTAL THAILAND		6,785,734
Turkey - 1.9%
Akbank T.A.S.	122,900	428,961
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,112	168,752
Common Stocks - continued
	Shares	Value
Turkey - continued
Arcelik A/S	12,205	$ 75,141
Aselsan A/S	5,128	22,755
Bim Birlesik Magazalar A/S JSC	16,743	386,551
Coca-Cola Icecek Sanayi A/S	4,691	109,858
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	146,697	191,747
Enka Insaat ve Sanayi A/S	30,217	91,586
Eregli Demir ve Celik Fabrikalari T.A.S.	101,295	140,558
Ford Otomotiv Sanayi A/S	4,944	55,843
Haci Omer Sabanci Holding A/S	62,048	261,527
Koc Holding A/S	48,525	216,708
Koza Altin Isletmeleri A/S	3,489	34,782
TAV Havalimanlari Holding A/S	10,539	84,350
Tofas Turk Otomobil Fabrikasi A/S	8,931	54,562
Tupras Turkiye Petrol Rafinelleri A/S	9,293	209,049
Turk Hava Yollari AO	38,018	121,532
Turk Sise ve Cam Fabrikalari A/S	35,446	44,317
Turk Telekomunikasyon A/S	37,128	111,302
Turkcell Iletisim Hizmet A/S (a)	58,981	344,477
Turkiye Garanti Bankasi A/S	152,525	561,857
Turkiye Halk Bankasi A/S	45,031	300,697
Turkiye Is Bankasi A/S Series C	99,850	235,019
Turkiye Vakiflar Bankasi TAO	79,884	166,839
Ulker Biskuvi Sanayi A/S	10,857	82,782
Yapi ve Kredi Bankasi A/S	66,419	138,088
TOTAL TURKEY		4,639,640
United Arab Emirates - 0.9%
Air Arabia PJSC (a)	166,255	59,749
Aldar Properties PJSC (a)	225,770	247,103
Arabtec Holding Co. (a)	113,369	276,250
Dana Gas PJSC (a)	266,990	62,514
DP World Ltd.	11,861	219,429
Dubai Financial Market PJSC (a)	118,208	116,826
Dubai Investments Ltd. (a)	51,471	60,959
Dubai Islamic Bank Pakistan Ltd. (a)	42,784	78,976
Emaar Properties PJSC	225,187	668,274
First Gulf Bank PJSC	71,723	338,800
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Union National Bank (a)	75,082	$ 147,182
Waha Capital PJSC (a)	68,918	56,479
TOTAL UNITED ARAB EMIRATES		2,332,541
TOTAL COMMON STOCKS (Cost $220,382,140)		228,328,926
Nonconvertible Preferred Stocks - 5.9%

Brazil - 5.4%
AES Tiete SA (PN) (non-vtg.)	6,200	48,688
Banco Bradesco SA (PN)	156,440	2,328,621
Bradespar SA (PN)	17,400	150,609
Braskem SA (PN-A)	10,100	68,941
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	16,800	95,010
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	10,500	496,805
Companhia de Gas de Sao Paulo	1,000	21,998
Companhia de Transmissao de Energia Eletrica Paulista (PN)	2,800	30,954
Companhia Energetica de Minas Gerais (CEMIG) (PN)	53,795	409,901
Companhia Energetica de Sao Paulo Series B	14,100	167,132
Companhia Paranaense de Energia-Copel (PN-B)	6,900	98,870
Gerdau SA (PN)	64,600	387,354
Itau Unibanco Holding SA	180,610	2,980,804
Itausa-Investimentos Itau SA (PN)	213,657	939,046
Klabin SA (PN) (non-vtg.)	34,400	35,484
Lojas Americanas SA (PN)	30,696	232,517
Metalurgica Gerdau SA (PN)	21,100	152,921
Oi SA (PN)	60,600	58,161
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	316,900	2,354,987
Suzano Papel e Celulose SA	22,400	73,034
Telefonica Brasil SA	21,600	453,748
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	28,200	110,283
Vale SA (PN-A)	144,100	1,707,421
TOTAL BRAZIL		13,403,289
Chile - 0.1%
Embotelladora Andina SA Class B	17,472	70,290
Sociedad Quimica y Minera de Chile SA (PN-B)	6,693	213,403
TOTAL CHILE		283,693
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.3%
BanColombia SA (PN)	32,438	$ 458,956
Grupo Aval Acciones y Valores SA	126,195	85,365
Grupo de Inversiones Suramerica SA	7,201	142,044
Inversiones Argos SA	8,621	94,999
TOTAL COLOMBIA		781,364
India - 0.0%
Zee Entertainment Enterprises Ltd.	665,091	8,491
Russia - 0.1%
AK Transneft OAO (a)	114	252,416
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,371,589)		14,729,253
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% 7/24/14 (f) (Cost $499,901)	$ 500,000	499,983
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	4,393,459	4,393,459
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,151,688	1,151,688
TOTAL MONEY MARKET FUNDS (Cost $5,545,147)		5,545,147
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $241,798,777)		249,103,309
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,292,164
NET ASSETS - 100%		$ 250,395,473
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
146 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 7,259,850	$ 266,612

The face value of futures purchased as a percentage of net assets is 2.9%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $6,793,806.
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,801 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $434,985.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,424
Fidelity Securities Lending Cash Central Fund	7,008
Total	$ 9,432
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,877,758	$ 16,160,456	$ 717,302	$ -
Consumer Staples	21,396,064	21,396,064	-	-
Energy	30,009,025	22,241,813	7,767,212	-
Financials	71,904,345	63,404,522	8,499,823	-
Health Care	4,907,189	4,478,085	429,104	-
Industrials	15,266,230	15,131,174	106,700	28,356
Information Technology	29,586,076	18,999,060	10,587,016	-
Materials	23,460,664	21,988,470	1,472,194	-
Telecommunication Services	19,970,295	12,813,933	7,156,362	-
Utilities	9,680,533	9,679,971	562	-
Government Obligations	499,983	-	499,983	-
Money Market Funds	5,545,147	5,545,147	-	-
Total Investments in Securities:	$ 249,103,309	$ 211,838,695	$ 37,236,258	$ 28,356
Derivative Instruments:
Assets
Futures Contracts	$ 266,612	$ 266,612	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,184,081
Level 2 to Level 1	$ 229,114
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 266,612	$ -
Total Value of Derivatives	$ 266,612	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,075,851) - See accompanying schedule: Unaffiliated issuers (cost $236,253,630)	$ 243,558,162
Fidelity Central Funds (cost $5,545,147)	5,545,147
Total Investments (cost $241,798,777)		$ 249,103,309
Foreign currency held at value (cost $2,221,332)		2,222,654
Receivable for fund shares sold		362,681
Dividends receivable		306,939
Distributions receivable from Fidelity Central Funds		4,133
Receivable from investment adviser for expense reductions		31,148
Other receivables		1,826
Total assets		252,032,690

Liabilities
Payable to custodian bank	$ 100
Payable for fund shares redeemed	165,028
Accrued management fee	51,663
Payable for daily variation margin for derivative instruments	19,082
Other affiliated payables	21,195
Other payables and accrued expenses	228,461
Collateral on securities loaned, at value	1,151,688
Total liabilities		1,637,217

Net Assets		$ 250,395,473
Net Assets consist of:
Paid in capital		$ 253,995,844
Undistributed net investment income		1,385,244
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,323,258)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,337,643
Net Assets		$ 250,395,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($11,598,805 ÷ 1,213,585 shares)	$ 9.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($229,520,034 ÷ 24,006,593 shares)	$ 9.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,171,721 ÷ 958,320 shares)	$ 9.57

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($104,913 ÷ 10,968 shares)	$ 9.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,278,336
Interest		371
Income from Fidelity Central Funds		9,432
Income before foreign taxes withheld		2,288,139
Less foreign taxes withheld		(220,235)
Total income		2,067,904

Expenses
Management fee	$ 282,422
Transfer agent fees	115,679
Independent trustees' compensation	428
Interest	860
Miscellaneous	206
Total expenses before reductions	399,595
Expense reductions	(170,441)	229,154
Net investment income (loss)		1,838,750
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,797,989)
Foreign currency transactions	(49,140)
Futures contracts	(323,085)
Total net realized gain (loss)		(3,170,214)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $81,511)	(4,314,506)
Assets and liabilities in foreign currencies	5,080
Futures contracts	155,079
Total change in net unrealized appreciation (depreciation)		(4,154,347)
Net gain (loss)		(7,324,561)
Net increase (decrease) in net assets resulting from operations		$ (5,485,811)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,838,750	$ 4,894,964
Net realized gain (loss)	(3,170,214)	(4,980,110)
Change in net unrealized appreciation (depreciation)	(4,154,347)	6,986,778
Net increase (decrease) in net assets resulting from operations	(5,485,811)	6,901,632
Distributions to shareholders from net investment income	(4,624,750)	(1,410,281)
Distributions to shareholders from net realized gain	-	(695,069)
Total distributions	(4,624,750)	(2,105,350)
Share transactions - net increase (decrease)	32,293,640	126,222,608
Redemption fees	35,505	278,931
Total increase (decrease) in net assets	22,218,584	131,297,821

Net Assets
Beginning of period	228,176,889	96,879,068
End of period (including undistributed net investment income of $1,385,244 and undistributed net investment income of $4,171,244, respectively)	$ 250,395,473	$ 228,176,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.26	.27	.02
Net realized and unrealized gain (loss)	(.36)	.19	(.06)	(.48)
Total from investment operations	(.29)	.45	.21	(.46)
Distributions from net investment income	(.19)	(.12)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.19)	(.19) K	(.03)	-
Redemption fees added to paid in capital D	- J	.02	.04	-
Net asset value, end of period	$ 9.56	$ 10.04	$ 9.76	$ 9.54
Total Return B, C	(2.91)%	4.78%	2.68%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46% A	.47%	.46%	.46% A
Expenses net of fee waivers, if any	.31% A	.32%	.33%	.33% A
Expenses net of all reductions	.31% A	.32%	.33%	.33% A
Net investment income (loss)	1.52% A	2.56%	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,599	$ 10,259	$ 44,554	$ 14,188
Portfolio turnover rate F	17% A	33%	62%	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.26	.28	.02
Net realized and unrealized gain (loss)	(.37)	.21	(.06)	(.48)
Total from investment operations	(.29)	.47	.22	(.46)
Distributions from net investment income	(.20)	(.14)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.20)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.56	$ 10.05	$ 9.77	$ 9.54
Total Return B, C	(2.90)%	4.93%	2.78%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.22%	.22% A
Expenses net of all reductions	.20% A	.20%	.22%	.22% A
Net investment income (loss)	1.63% A	2.68%	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,520	$ 210,071	$ 51,728	$ 10,517
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.27	.28	.03
Net realized and unrealized gain (loss)	(.37)	.20	(.04)	(.49)
Total from investment operations	(.29)	.47	.24	(.46)
Distributions from net investment income	(.20)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.20)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.57	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	(2.82)%	4.91%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.28% A	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.13% A	.13%	.15%	.15% A
Expenses net of all reductions	.13% A	.13%	.15%	.15% A
Net investment income (loss)	1.70% A	2.74%	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,172	$ 474	$ 517	$ 4,771
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.26	.28	.03
Net realized and unrealized gain (loss)	(.37)	.21	(.04)	(.49)
Total from investment operations	(.28)	.47	.24	(.46)
Distributions from net investment income	(.21)	(.15)	-	-
Distributions from net realized gain	-	(.06)	(.03)	-
Total distributions	(.21)	(.21)	(.03)	-
Redemption fees added to paid in capital D	- J	.01	.04	-
Net asset value, end of period	$ 9.57	$ 10.06	$ 9.79	$ 9.54
Total Return B, C	(2.79)%	4.95%	2.99%	(4.60)%
Ratios to Average Net Assets E, I
Expenses before reductions	.25% A	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.10% A	.10%	.12%	.12% A
Expenses net of all reductions	.10% A	.10%	.12%	.12% A
Net investment income (loss)	1.73% A	2.78%	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 7,372	$ 80	$ 4,771
Portfolio turnover rate F	17% A	33%	62%	-% G, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 8, 2011 (commencement of operations) to October 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.0	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.8	1.0
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
Sanofi SA (France, Pharmaceuticals)	0.7	0.7
	9.2
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	27.1
Industrials	10.1	9.9
Consumer Discretionary	9.6	10.7
Consumer Staples	9.6	9.5
Energy	9.5	9.7
Materials	8.3	8.3
Health Care	7.8	7.5
Information Technology	6.9	6.4
Telecommunication Services	5.2	5.8
Utilities	3.3	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 14.3%
Japan 13.3%
Canada 7.3%
France 7.0%
Germany 6.5%
Switzerland 6.5%
Australia 5.5%
Korea (South) 3.2%
Spain 2.5%
Other* 33.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).
As of October 31, 2013
Japan 14.6%
United Kingdom 14.2%
Canada 7.0%
France 6.5%
Switzerland 6.3%
Germany 6.1%
Australia 5.6%
Korea (South) 3.4%
Hong Kong 2.6%
Other* 33.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities).

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	15,713	$ 230,201
ALS Ltd.	10,387	72,371
Alumina Ltd. (a)	66,363	83,362
Amcor Ltd.	34,823	332,887
AMP Ltd.	86,909	407,729
APA Group unit	25,425	157,308
Asciano Ltd.	26,780	134,593
ASX Ltd.	6,062	200,147
Australia & New Zealand Banking Group Ltd.	79,617	2,549,546
Bank of Queensland Ltd.	10,043	114,385
Bendigo & Adelaide Bank Ltd.	12,148	129,896
BHP Billiton Ltd.	93,619	3,296,944
Boral Ltd.	24,362	128,778
Brambles Ltd.	45,323	397,051
Caltex Australia Ltd.	3,596	74,397
CFS Retail Property Trust unit	56,790	106,043
Coca-Cola Amatil Ltd.	17,361	149,187
Cochlear Ltd.	1,658	90,399
Commonwealth Bank of Australia	46,733	3,425,440
Computershare Ltd.	14,094	161,703
Crown Ltd.	11,975	178,441
CSL Ltd.	14,180	901,443
DEXUS Property Group unit	167,911	177,048
Echo Entertainment Group Ltd.	25,421	66,597
Federation Centres unit	42,011	97,180
Flight Centre Travel Group Ltd.	1,839	91,828
Fortescue Metals Group Ltd.	45,949	215,567
Goodman Group unit	51,810	239,695
Harvey Norman Holdings Ltd.	14,947	45,545
Iluka Resources Ltd.	12,944	106,902
Incitec Pivot Ltd.	49,580	132,652
Insurance Australia Group Ltd.	66,764	356,016
Leighton Holdings Ltd.	4,609	81,696
Lend Lease Group unit	16,376	197,012
Macquarie Group Ltd.	8,379	449,142
Metcash Ltd.	26,164	67,572
Mirvac Group unit	100,066	162,682
National Australia Bank Ltd.	68,147	2,234,792
Newcrest Mining Ltd.	22,335	217,037
Orica Ltd.	10,975	222,982
Origin Energy Ltd.	32,498	449,841
Qantas Airways Ltd. (a)	33,760	38,263
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	35,810	$ 385,238
QR National Ltd.	60,477	291,029
Ramsay Health Care Ltd.	3,629	151,070
realestate.com.au Ltd.	1,452	63,088
Rio Tinto Ltd.	12,882	738,387
Santos Ltd.	28,863	368,689
SEEK Ltd.	8,750	135,913
Sonic Healthcare Ltd.	11,453	188,325
SP AusNet unit	47,389	61,634
Stockland Corp. Ltd. unit	69,265	250,311
Suncorp-Metway Ltd.	37,890	458,302
Sydney Airport unit	28,840	113,064
Tabcorp Holdings Ltd.	20,051	69,294
Tatts Group Ltd.	38,583	108,248
Telstra Corp. Ltd.	128,004	620,740
The GPT Group unit	51,303	186,829
Toll Holdings Ltd.	19,585	96,249
Transurban Group unit	39,303	265,446
Treasury Wine Estates Ltd.	16,004	56,646
Wesfarmers Ltd.	32,968	1,308,091
Westfield Group unit	56,893	578,747
Westfield Retail Trust unit	84,119	249,287
Westpac Banking Corp.	90,243	2,955,866
Woodside Petroleum Ltd.	19,380	734,564
Woolworths Ltd.	36,224	1,255,896
WorleyParsons Ltd.	5,428	84,766
TOTAL AUSTRALIA		30,748,019
Austria - 0.2%
Andritz AG	2,217	137,594
Erste Group Bank AG	7,509	252,002
IMMOFINANZ Immobilien Anlagen AG	25,492	94,499
OMV AG	4,426	207,024
Raiffeisen International Bank-Holding AG	3,095	97,685
Telekom Austria AG	7,088	70,310
Vienna Insurance Group AG	1,177	62,745
Voestalpine AG	3,037	138,620
TOTAL AUSTRIA		1,060,479
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	41,419	208,607
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	28,697	$ 550,415
Glencore Xstrata PLC	309,875	1,666,370
Petrofac Ltd.	7,767	190,544
Randgold Resources Ltd.	2,619	210,523
Shire PLC	17,125	979,413
Wolseley PLC	7,850	453,417
WPP PLC	39,276	846,854
TOTAL BAILIWICK OF JERSEY		4,897,536
Belgium - 0.9%
Ageas	6,615	284,359
Anheuser-Busch InBev SA NV	23,268	2,536,117
Belgacom SA	4,141	126,735
Colruyt NV	2,348	132,710
Delhaize Group SA	3,025	225,252
Groupe Bruxelles Lambert SA	2,273	229,792
KBC Groupe SA	7,224	440,076
Solvay SA Class A	1,780	288,189
Telenet Group Holding NV	1,446	84,748
UCB SA	3,196	262,003
Umicore SA	3,438	168,490
TOTAL BELGIUM		4,778,471
Bermuda - 0.4%
Apollo Solar Energy Technology Holdings Ltd. (d)	326,000	46,674
Beijing Enterprises Water Group Ltd.	88,000	55,845
Brilliance China Automotive Holdings Ltd.	92,000	142,160
Cheung Kong Infrastructure Holdings Ltd.	17,000	110,951
China Gas Holdings Ltd.	52,000	84,510
China Resources Gas Group Ltd.	26,000	76,964
Cosco Pacific Ltd.	57,878	77,490
Credicorp Ltd. (United States)	2,060	307,455
First Pacific Co. Ltd.	62,852	69,638
GOME Electrical Appliances Holdings Ltd.	268,000	50,469
Haier Electronics Group Co. Ltd.	29,000	71,219
Kerry Properties Ltd.	18,000	59,087
Kunlun Energy Co. Ltd.	100,000	156,070
Li & Fung Ltd.	172,000	249,804
Nine Dragons Paper (Holdings) Ltd.	37,000	24,291
Noble Group Ltd.	118,000	120,946
NWS Holdings Ltd.	47,570	81,482
Seadrill Ltd.	11,223	391,766
Common Stocks - continued
	Shares	Value
Bermuda - continued
Shangri-La Asia Ltd.	40,000	$ 65,936
Sihuan Pharmaceutical Holdings Group Ltd.	65,000	71,599
Yue Yuen Industrial (Holdings) Ltd.	20,500	63,328
TOTAL BERMUDA		2,377,684
Brazil - 1.3%
All America Latina Logistica SA	10,800	42,769
Ambev SA (a)	135,900	993,461
Ambev SA rights 5/22/14 (a)	190	21
Anhanguera Educacional Participacoes SA	11,200	69,317
Banco Bradesco SA	16,650	255,752
Banco do Brasil SA	25,500	267,723
Banco Santander SA (Brasil) unit	29,000	193,789
BB Seguridade Participacoes SA	17,900	209,767
BM&F BOVESPA SA	54,700	279,664
BR Malls Participacoes SA	10,900	93,809
BR Properties SA	5,800	46,327
Brasil Foods SA	18,700	423,523
CCR SA	26,200	205,041
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	16,399
Cetip SA - Mercados Organizado	5,100	64,981
Cia. Hering SA	4,600	48,605
Cielo SA	20,864	369,606
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,700	91,878
Companhia de Saneamento de Minas Gerais	1,800	28,093
Companhia Siderurgica Nacional SA (CSN)	20,200	77,548
Cosan SA Industria e Comercio	3,900	66,885
CPFL Energia SA	7,400	62,758
Cyrela Brazil Realty SA	9,300	56,390
Drogasil SA	6,400	54,535
Duratex SA	9,944	43,036
Ecorodovias Infraestrutura e Logistica SA	5,000	29,891
Embraer SA	18,000	155,641
Energias do Brasil SA	6,400	27,813
Estacio Participacoes SA	6,900	73,897
Fibria Celulose SA (a)	6,800	67,703
Hypermarcas SA	11,300	83,265
JBS SA	23,600	81,498
Klabin SA:
rights 5/23/14 (a)	394	18
unit	13,000	68,214
Common Stocks - continued
	Shares	Value
Brazil - continued
Kroton Educacional SA	5,800	$ 124,233
Localiza Rent A Car SA	3,380	50,478
Lojas Americanas SA	6,300	40,262
Lojas Renner SA	4,000	117,681
M. Dias Branco SA	1,000	43,225
MRV Engenharia e Participacoes SA	9,600	30,396
Multiplan Empreendimentos Imobiliarios SA	2,000	44,202
Natura Cosmeticos SA	4,600	78,786
Odontoprev SA	7,700	30,907
Petroleo Brasileiro SA - Petrobras (ON)	89,500	627,373
Porto Seguro SA	3,300	48,100
Qualicorp SA (a)	6,100	59,283
Souza Cruz SA	10,800	98,567
Sul America SA unit	3,253	23,853
Terna Participacoes SA unit	2,800	25,052
TIM Participacoes SA	26,400	143,263
Totvs SA	3,100	50,620
Tractebel Energia SA	5,100	75,845
Ultrapar Participacoes SA	9,600	241,017
Vale SA	38,400	506,317
Weg SA	7,800	94,135
TOTAL BRAZIL		7,203,212
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	5,195	153,426
Agrium, Inc.	4,286	411,648
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,399	349,441
AltaGas Ltd.	3,687	157,094
ARC Resources Ltd.	9,182	272,432
ATCO Ltd. Class I (non-vtg.)	2,142	104,574
Athabasca Oil Corp. (a)	10,567	78,478
Bank of Montreal	18,638	1,284,705
Bank of Nova Scotia	35,009	2,127,275
Barrick Gold Corp.	34,213	597,139
Baytex Energy Corp.	3,814	158,747
BCE, Inc.	7,357	327,560
Bell Aliant, Inc.	2,290	56,412
BlackBerry Ltd. (a)	12,929	99,036
Bombardier, Inc. Class B (sub. vtg.)	39,394	158,503
Brookfield Asset Management, Inc. Class A	16,293	683,948
CAE, Inc.	7,525	99,345
Cameco Corp.	11,831	251,829
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce	11,527	$ 1,027,707
Canadian National Railway Co.	24,436	1,431,314
Canadian Natural Resources Ltd.	31,598	1,287,502
Canadian Oil Sands Ltd.	14,350	311,077
Canadian Pacific Railway Ltd.	4,971	776,184
Canadian Tire Ltd. Class A (non-vtg.)	2,267	222,656
Canadian Utilities Ltd. Class A (non-vtg.)	3,234	119,470
Catamaran Corp. (a)	5,930	225,286
Cenovus Energy, Inc.	21,636	644,510
CGI Group, Inc. Class A (sub. vtg.) (a)	6,109	220,271
CI Financial Corp.	4,821	156,587
Crescent Point Energy Corp.	11,525	468,865
Dollarama, Inc.	2,038	169,503
Eldorado Gold Corp.	19,470	118,662
Empire Co. Ltd. Class A (non-vtg.)	1,490	94,249
Enbridge, Inc.	22,839	1,102,098
Encana Corp.	21,383	495,337
Enerplus Corp.	6,280	139,288
Fairfax Financial Holdings Ltd. (sub. vtg.)	620	270,333
Finning International, Inc.	4,616	124,660
First Capital Realty, Inc.	2,971	48,656
First Quantum Minerals Ltd.	16,165	321,958
Fortis, Inc.	6,083	178,708
Franco-Nevada Corp.	4,291	206,828
George Weston Ltd.	1,421	107,063
Gildan Activewear, Inc.	3,476	177,693
Goldcorp, Inc.	23,969	591,981
Great-West Lifeco, Inc.	8,713	245,161
H&R REIT/H&R Finance Trust	3,953	83,240
Husky Energy, Inc.	9,885	323,052
IGM Financial, Inc.	3,125	155,644
Imperial Oil Ltd.	8,419	411,099
Industrial Alliance Insurance and Financial Services, Inc.	2,710	111,881
Intact Financial Corp.	3,887	255,232
Inter Pipeline Ltd.	9,133	248,313
Keyera Corp.	2,246	149,385
Kinross Gold Corp. (a)	34,207	138,882
Loblaw Companies Ltd.	6,438	279,888
Magna International, Inc. Class A (sub. vtg.)	6,569	643,565
Manulife Financial Corp.	53,691	1,008,130
MEG Energy Corp. (a)	4,140	149,048
Methanex Corp.	2,743	169,903
Common Stocks - continued
	Shares	Value
Canada - continued
Metro, Inc. Class A (sub. vtg.)	2,778	$ 171,235
National Bank of Canada	9,564	396,940
New Gold, Inc. (a)	13,253	66,987
Onex Corp. (sub. vtg.)	2,444	139,587
Open Text Corp.	3,276	161,551
Pacific Rubiales Energy Corp.	9,235	150,736
Pembina Pipeline Corp.	9,189	361,088
Pengrowth Energy Corp.	13,862	90,048
Penn West Petroleum Ltd.	13,473	121,817
Peyto Exploration & Development Corp.	3,846	141,797
Potash Corp. of Saskatchewan, Inc.	25,272	913,532
Power Corp. of Canada (sub. vtg.)	10,233	288,117
Power Financial Corp.	7,324	232,673
RioCan (REIT)	4,014	99,723
Rogers Communications, Inc. Class B (non-vtg.)	10,524	417,964
Royal Bank of Canada	41,692	2,782,510
Saputo, Inc.	3,438	183,843
Shaw Communications, Inc. Class B	11,681	282,953
Silver Wheaton Corp.	10,377	230,158
SNC-Lavalin Group, Inc.	4,620	209,577
Sun Life Financial, Inc.	17,318	586,194
Suncor Energy, Inc.	43,230	1,667,592
Talisman Energy, Inc.	30,991	320,358
Teck Resources Ltd. Class B (sub. vtg.)	16,841	383,822
TELUS Corp.	6,252	220,293
The Toronto-Dominion Bank	53,073	2,553,295
Thomson Reuters Corp.	10,952	396,392
Tim Hortons, Inc.	371	20,364
Tim Hortons, Inc. (Canada)	4,049	222,094
Tourmaline Oil Corp. (a)	4,534	234,756
TransAlta Corp.	8,558	104,550
TransCanada Corp.	20,523	956,448
Turquoise Hill Resources Ltd. (a)	21,092	81,978
Valeant Pharmaceuticals International (Canada) (a)	9,259	1,238,166
Vermilion Energy, Inc.	2,878	191,499
Yamana Gold, Inc.	22,250	166,664
TOTAL CANADA		39,569,762
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	23,500	131,247
Agile Property Holdings Ltd.	36,000	29,207
Anta Sports Products Ltd.	24,000	35,104
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
ASM Pacific Technology Ltd.	6,200	$ 68,934
Belle International Holdings Ltd.	128,000	132,574
Biostime International Holdings Ltd.	5,000	33,213
Chailease Holding Co. Ltd.	20,000	47,538
China Mengniu Dairy Co. Ltd.	39,000	200,459
China Resources Cement Holdings Ltd.	46,198	32,058
China Resources Land Ltd.	64,000	131,749
China State Construction International Holdings Ltd.	48,000	80,114
Country Garden Holdings Co. Ltd.	117,638	47,189
ENN Energy Holdings Ltd.	24,000	167,781
Evergrande Real Estate Group Ltd. (d)	173,000	77,207
GCL-Poly Energy Holdings Ltd. (a)	291,000	87,079
Geely Automobile Holdings Ltd.	130,000	45,105
Golden Eagle Retail Group Ltd. (H Shares)	14,000	18,058
Greentown China Holdings Ltd.	14,000	14,085
Haitian International Holdings Ltd.	18,000	36,265
Hengan International Group Co. Ltd.	21,000	221,161
Intime Department Store Group Co. Ltd.	27,500	26,993
Kingboard Chemical Holdings Ltd.	21,400	40,796
Lee & Man Paper Manufacturing Ltd.	47,000	25,522
Longfor Properties Co. Ltd.	46,500	60,097
MGM China Holdings Ltd.	28,800	100,297
New World China Land Ltd.	74,000	61,373
Sands China Ltd.	69,200	505,191
Shenzhou International Group Holdings Ltd.	15,000	51,658
Shimao Property Holdings Ltd.	37,000	73,017
Shui On Land Ltd.	105,503	27,897
Sino Biopharmaceutical Ltd.	80,000	62,634
SOHO China Ltd.	51,500	40,985
Tencent Holdings Ltd.	29,800	1,857,275
Tingyi (Cayman Islands) Holding Corp.	60,000	166,775
TPK Holding Co. Ltd.	6,295	47,997
Uni-President China Holdings Ltd.	33,000	27,326
Want Want China Holdings Ltd.	178,000	279,182
Wynn Macau Ltd.	43,600	171,803
Yingde Gases Group Co. Ltd.	23,500	23,734
Zhen Ding Technology Holding Ltd.	5,302	15,379
Zhongsheng Group Holdings Ltd. Class H	16,000	19,440
TOTAL CAYMAN ISLANDS		5,321,498
Chile - 0.3%
AES Gener SA	66,457	35,746
Common Stocks - continued
	Shares	Value
Chile - continued
AES Gener SA rights 4/30/14 (a)	2,761	$ 237
Aguas Andinas SA	66,376	40,949
Banco de Chile	691,903	88,901
Banco de Credito e Inversiones	847	46,834
Banco Santander Chile	1,850,528	111,834
CAP SA	1,867	27,992
Cencosud SA	30,850	102,787
Colbun SA	257,068	63,605
Compania Cervecerias Unidas SA	3,798	44,828
Compania de Petroleos de Chile SA (COPEC)	14,002	180,653
CorpBanca SA	3,511,313	40,449
E-CL SA	11,997	15,238
Empresa Nacional de Electricidad SA	95,182	140,811
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,171	38,928
Empresas CMPC SA	34,868	77,614
Enersis SA	594,259	192,204
LATAM Airlines Group SA	9,361	142,840
S.A.C.I. Falabella	21,864	185,992
Vina Concha y Toro SA	12,259	25,637
TOTAL CHILE		1,604,079
China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	637,000	267,027
Air China Ltd. (H Shares)	70,000	39,727
Aluminum Corp. of China Ltd. (H Shares) (a)(d)	102,000	36,570
Anhui Conch Cement Co. Ltd. (H Shares) (d)	33,500	124,443
AviChina Industry & Technology Co. Ltd. (H Shares)	68,000	36,311
Bank Communications Co. Ltd. (H Shares)	267,000	165,994
Bank of China Ltd. (H Shares)	2,206,000	970,271
BBMG Corp. (H Shares)	24,000	16,871
Beijing Capital International Airport Co. Ltd. (H Shares)	38,000	26,369
BYD Co. Ltd. (H Shares) (a)(d)	14,000	75,391
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	37,000	24,673
China BlueChemical Ltd. (H Shares)	40,000	21,463
China Cinda Asset Mngmt Co. Ltd. (H Shares) (d)	115,000	57,849
China CITIC Bank Corp. Ltd. (H Shares)	225,000	134,078
China Coal Energy Co. Ltd. (H Shares)	114,000	61,610
China Communications Construction Co. Ltd. (H Shares)	116,000	75,858
China Communications Services Corp. Ltd. (H Shares)	68,000	34,469
China Construction Bank Corp. (H Shares)	2,079,000	1,434,635
China Cosco Holdings Co. Ltd. (H Shares) (a)	72,000	28,510
Common Stocks - continued
	Shares	Value
China - continued
China International Marine Containers (Group) Ltd. (H Shares)	16,700	$ 32,870
China Life Insurance Co. Ltd. (H Shares)	215,000	559,334
China Longyuan Power Grid Corp. Ltd. (H Shares)	73,000	75,138
China Merchants Bank Co. Ltd. (H Shares)	137,751	245,903
China Minsheng Banking Corp. Ltd. (H Shares)	160,000	160,971
China National Building Materials Co. Ltd. (H Shares)	80,000	75,636
China Oilfield Services Ltd. (H Shares)	56,000	133,482
China Pacific Insurance Group Co. Ltd. (H Shares)	79,400	248,863
China Petroleum & Chemical Corp. (H Shares)	750,000	665,817
China Railway Construction Corp. Ltd. (H Shares)	48,500	40,099
China Railway Group Ltd. (H Shares)	128,000	56,959
China Shenhua Energy Co. Ltd. (H Shares)	102,000	276,282
China Shipping Container Lines Co. Ltd. (H Shares) (a)	85,000	20,283
China Telecom Corp. Ltd. (H Shares)	462,000	236,354
China Vanke Co. Ltd. (B Shares)	44,800	74,715
Chongqing Changan Automobile Co. Ltd. (B Shares)	25,100	45,325
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	55,000	24,120
CITIC Securities Co. Ltd. (H Shares)	27,000	54,188
CSR Corp. Ltd. (H Shares)	51,000	37,232
Datang International Power Generation Co. Ltd. (H Shares)	104,000	38,767
Dongfeng Motor Group Co. Ltd. (H Shares)	74,000	98,693
Great Wall Motor Co. Ltd. (H Shares)	31,500	142,610
Guangzhou Automobile Group Co. Ltd. (H Shares)	62,000	62,536
Guangzhou R&F Properties Co. Ltd. (H Shares)	25,200	32,894
Haitong Securities Co. Ltd. (H Shares)	33,200	46,419
Huaneng Power International, Inc. (H Shares)	84,000	82,018
Industrial & Commercial Bank of China Ltd. (H Shares)	2,156,000	1,288,249
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	25,000	31,425
Jiangsu Expressway Co. Ltd. (H Shares)	34,000	38,285
Jiangxi Copper Co. Ltd. (H Shares)	34,000	56,133
New China Life Insurance Co. Ltd. (H Shares) (a)	25,300	74,566
People's Insurance Co. of China Group (H Shares)	147,000	56,313
PetroChina Co. Ltd. (H Shares)	608,000	701,495
PICC Property & Casualty Co. Ltd. (H Shares)	98,601	129,977
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	55,500	410,544
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	44,267
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	32,153
Shanghai Pharma Holding Co. Ltd. (H Shares)	17,300	31,686
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	28,500	31,834
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	81,000	19,746
Sinopharm Group Co. Ltd. (H Shares)	30,000	78,938
Tsingtao Brewery Co. Ltd. (H Shares)	10,000	72,811
Common Stocks - continued
	Shares	Value
China - continued
Weichai Power Co. Ltd. (H Shares)	12,400	$ 43,184
Wumart Stores, Inc. (H Shares)	17,000	16,687
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	7,300	18,107
Yanzhou Coal Mining Co. Ltd. (H Shares)	52,000	39,022
Zhejiang Expressway Co. Ltd. (H Shares)	50,000	43,274
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,000	41,081
Zijin Mining Group Co. Ltd. (H Shares)	200,000	48,756
ZTE Corp. (H Shares) (a)	17,200	35,097
TOTAL CHINA		10,583,257
Colombia - 0.2%
Almacenes Exito SA	6,002	91,429
BanColombia SA	5,892	80,930
Cementos Argos SA	12,381	69,047
Cemex Latam Holdings SA (a)	4,824	44,539
Corp. Financiera Colombiana SA	1,939	37,487
Ecopetrol SA	138,037	256,961
Grupo de Inversiones Suramerica SA	8,122	158,450
Interconexion Electrica SA ESP	10,685	50,099
Inversiones Argos SA	6,982	76,866
Isagen SA	24,857	40,625
TOTAL COLOMBIA		906,433
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	4,441	133,525
Komercni Banka A/S	436	100,465
Telefonica Czech Rep A/S	2,853	43,221
TOTAL CZECH REPUBLIC		277,211
Denmark - 0.9%
A.P. Moller - Maersk A/S:
Series A	86	195,019
Series B	190	452,751
Carlsberg A/S Series B	3,073	307,014
Coloplast A/S Series B	3,254	273,021
Danske Bank A/S	19,323	545,929
DSV de Sammensluttede Vognmaend A/S	5,184	172,961
Novo Nordisk A/S Series B	57,965	2,630,801
Novozymes A/S Series B	6,582	315,275
TDC A/S	22,864	214,616
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	699	$ 66,392
William Demant Holding A/S (a)	666	59,631
TOTAL DENMARK		5,233,410
Egypt - 0.0%
Commercial International Bank SAE	12,634	67,195
Commercial International Bank SAE sponsored GDR	9,750	49,043
Global Telecom Holding GDR (a)	10,000	37,180
Orascom Telecom Holding SAE (a)	35,582	26,556
Talaat Moustafa Group Holding	38,829	49,869
Telecom Egypt SAE	7,964	16,911
TOTAL EGYPT		246,754
Finland - 0.6%
Elisa Corp. (A Shares)	3,674	109,741
Fortum Corp. (d)	12,431	280,595
Kone Oyj (B Shares)	9,170	392,092
Metso Corp.	3,533	141,556
Neste Oil Oyj (d)	4,196	86,156
Nokia Corp.	109,218	817,779
Nokian Tyres PLC (d)	3,434	136,350
Orion Oyj (B Shares)	2,911	88,728
Sampo Oyj (A Shares)	13,001	645,542
Stora Enso Oyj (R Shares) (d)	16,513	168,269
UPM-Kymmene Corp. (d)	15,340	268,153
Wartsila Corp.	5,117	284,957
TOTAL FINLAND		3,419,918
France - 7.0%
Accor SA	4,514	220,690
Aeroports de Paris	839	104,328
Air Liquide SA	2,399	343,143
Air Liquide SA	5,900	843,911
Alcatel-Lucent SA (a)	82,989	329,112
Alstom SA	6,396	264,309
Arkema SA	1,844	205,608
Atos Origin SA	1,995	172,238
AXA SA	52,154	1,358,481
BIC SA	789	104,624
BNP Paribas SA	28,841	2,165,080
Bouygues SA	5,565	250,263
Bureau Veritas SA	6,537	199,520
Cap Gemini SA	4,089	288,806
Common Stocks - continued
	Shares	Value
France - continued
Carrefour SA (d)	17,912	$ 696,552
Casino Guichard Perrachon SA	1,662	211,555
Christian Dior SA	1,559	320,430
CNP Assurances	4,846	111,671
Compagnie de St. Gobain	12,116	739,938
Compagnie Generale de Geophysique SA (a)	4,116	71,151
Credit Agricole SA	28,810	453,854
Danone SA	16,495	1,217,976
Dassault Systemes SA	1,848	227,232
Edenred SA	6,137	206,979
EDF SA	1,691	64,855
EDF SA	4,600	176,425
EDF SA	648	24,853
Essilor International SA	6,024	644,272
Eurazeo SA	912	76,827
Eutelsat Communications	4,463	153,122
Fonciere des Regions	765	77,657
GDF Suez (d)	38,574	972,647
Gecina SA	634	85,363
Groupe Eurotunnel SA	16,303	218,693
ICADE	973	99,217
Iliad SA	778	209,935
Imerys SA	964	84,618
JCDecaux SA	1,773	72,686
Kering SA	2,214	489,612
Klepierre SA	2,655	121,718
L'Oreal SA	1,891	325,311
L'Oreal SA	597	102,703
L'Oreal SA	4,500	774,141
Lafarge SA (a)	449	41,019
Lafarge SA (a)	3,400	310,614
Lafarge SA (Bearer)	1,600	146,171
Lagardere S.C.A. (Reg.)	3,415	142,963
Legrand SA	7,640	492,870
LVMH Moet Hennessy - Louis Vuitton SA	7,360	1,447,395
Michelin CGDE Series B	5,477	668,669
Natixis SA	27,397	194,493
Orange SA	53,982	874,578
Pernod Ricard SA	6,187	742,562
Publicis Groupe SA	5,193	442,357
Remy Cointreau SA	747	65,694
Renault SA	5,686	553,376
Common Stocks - continued
	Shares	Value
France - continued
Rexel SA	6,658	$ 168,113
Safran SA	7,783	523,097
Sanofi SA	34,727	3,747,734
Schneider Electric SA	15,993	1,498,792
SCOR SE	4,085	149,079
Societe Generale Series A	20,958	1,302,608
Sodexo SA	1,154	124,398
Sodexo SA	512	55,192
Sodexo SA	1,068	115,127
Suez Environnement SA	8,570	168,238
Technip SA	3,033	341,255
Thales SA	2,753	175,118
Total SA (a)	62,034	4,438,174
Unibail-Rodamco	2,846	767,766
Valeo SA	2,163	296,303
Vallourec SA	3,214	189,973
Veolia Environnement SA (d)	10,549	196,801
VINCI SA	14,011	1,056,270
Vivendi SA	35,115	942,183
Wendel SA	1,001	150,747
Zodiac Aerospace	5,219	173,448
TOTAL FRANCE		38,585,283
Germany - 6.1%
adidas AG	6,130	654,248
Allianz SE	13,195	2,296,326
Axel Springer Verlag AG	1,029	62,814
BASF AG (d)	26,673	3,087,309
Bayer AG (d)	24,029	3,333,663
Bayerische Motoren Werke AG (BMW)	9,611	1,202,444
Beiersdorf AG	2,887	289,422
Brenntag AG	1,552	280,665
Celesio AG	1,885	65,353
Commerzbank AG (a)	27,743	492,855
Continental AG	3,194	748,207
Daimler AG (Germany)	27,944	2,586,996
Deutsche Bank AG	29,730	1,309,473
Deutsche Boerse AG	5,575	408,303
Deutsche Lufthansa AG	6,330	158,777
Deutsche Post AG	26,394	993,622
Deutsche Telekom AG	83,892	1,409,476
Deutsche Wohnen AG (Bearer)	7,973	170,842
Common Stocks - continued
	Shares	Value
Germany - continued
E.ON AG	52,324	$ 1,000,677
Fraport AG Frankfurt Airport Services Worldwide	964	71,137
Fresenius Medical Care AG & Co. KGaA	6,241	429,990
Fresenius SE & Co. KGaA	3,694	561,430
GEA Group AG	5,310	237,543
Hannover Reuck SE	1,874	174,479
HeidelbergCement Finance AG	4,132	358,398
Henkel AG & Co. KGaA	3,798	389,812
Hochtief AG	886	82,344
Hugo Boss AG	981	136,099
Infineon Technologies AG	32,383	376,440
K&S AG	5,193	181,590
Kabel Deutschland Holding AG	628	85,052
Lanxess AG	2,519	191,511
Linde AG	5,381	1,115,694
MAN SE	978	125,330
Merck KGaA	1,862	313,994
Metro AG	3,907	156,107
Muenchener Rueckversicherungs AG (d)	5,135	1,185,797
OSRAM Licht AG (a)	2,585	135,311
ProSiebenSat.1 Media AG	6,387	279,255
RWE AG	14,416	549,701
SAP AG	26,828	2,168,429
Siemens AG	23,016	3,036,279
Sky Deutschland AG (a)	11,969	102,421
Suedzucker AG (Bearer)	2,222	47,350
Telefonica Deutschland Holding AG	7,433	61,739
Thyssenkrupp AG (a)	13,363	380,424
United Internet AG	3,364	144,398
Volkswagen AG	852	227,539
TOTAL GERMANY		33,857,065
Greece - 0.1%
Alpha Bank AE (a)	105,679	102,190
Folli Follie SA (a)	890	30,869
Greek Organization of Football Prognostics SA	6,719	107,198
Hellenic Petroleum SA	1,751	14,988
Hellenic Telecommunications Organization SA (a)	7,705	122,823
Jumbo SA	2,776	44,867
National Bank of Greece SA (a)	9,706	37,945
Piraeus Bank SA (a)	62,699	147,875
Common Stocks - continued
	Shares	Value
Greece - continued
Public Power Corp. of Greece	3,234	$ 48,860
Titan Cement Co. SA (Reg.)	1,431	45,066
TOTAL GREECE		702,681
Hong Kong - 2.5%
AIA Group Ltd.	350,400	1,699,358
Bank of East Asia Ltd.	38,170	157,299
Beijing Enterprises Holdings Ltd.	16,000	139,095
BOC Hong Kong (Holdings) Ltd.	109,500	320,607
Cathay Pacific Airways Ltd.	35,000	66,091
Cheung Kong Holdings Ltd.	40,000	681,031
China Agri-Industries Holdings Ltd.	77,609	31,032
China Everbright International Ltd.	73,000	91,521
China Everbright Ltd.	24,000	32,070
China Insurance International Holdings Co. Ltd. (a)	23,400	37,124
China Merchant Holdings International Co. Ltd.	36,493	114,144
China Mobile Ltd.	175,500	1,670,493
China Overseas Grand Oceans Group Ltd.	11,000	6,527
China Overseas Land and Investment Ltd.	122,000	299,298
China Pharmaceutical Group Ltd.	48,000	39,933
China Resources Enterprise Ltd.	34,000	96,699
China Resources Power Holdings Co. Ltd.	60,000	150,910
China Unicom Ltd.	134,000	205,427
CITIC Pacific Ltd. (d)	47,000	82,446
CLP Holdings Ltd.	51,500	411,843
CNOOC Ltd.	515,000	851,217
Far East Horizon Ltd.	31,000	20,992
Fosun International Ltd.	52,000	62,913
Fosun International Ltd. rights 5/13/14 (a)	4,056	18
Franshion Properties China Ltd.	102,000	32,101
Fushan International Energy Group Ltd.	98,000	29,452
Galaxy Entertainment Group Ltd.	62,000	486,615
Guangdong Investment Ltd.	78,000	84,812
Hang Lung Properties Ltd.	68,000	202,168
Hang Seng Bank Ltd.	22,500	366,538
Henderson Land Development Co. Ltd.	29,568	176,196
HKT Trust/HKT Ltd. unit	59,000	61,717
Hong Kong & China Gas Co. Ltd.	168,620	388,875
Hong Kong Exchanges and Clearing Ltd.	32,343	582,787
Hopewell Holdings Ltd.	15,500	53,380
Hutchison Whampoa Ltd.	62,000	847,677
Hysan Development Co. Ltd.	19,020	81,326
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Lenovo Group Ltd.	184,000	$ 209,324
Link (REIT)	68,547	340,836
MTR Corp. Ltd.	44,000	166,001
New World Development Co. Ltd.	151,360	156,183
PCCW Ltd.	106,000	56,603
Poly Property Group Co. Ltd.	57,000	24,703
Power Assets Holdings Ltd.	40,500	349,996
Shanghai Industrial Holdings Ltd.	12,000	37,147
Sino Land Ltd.	87,579	131,036
Sino-Ocean Land Holdings Ltd.	97,933	51,790
SJM Holdings Ltd.	59,000	163,615
Sun Art Retail Group Ltd.	77,000	100,310
Sun Hung Kai Properties Ltd.	46,781	589,216
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	3,861	2,600
Swire Pacific Ltd. (A Shares)	20,500	236,652
Swire Properties Ltd.	33,600	100,978
Wharf Holdings Ltd.	45,000	314,880
Wheelock and Co. Ltd.	24,000	98,750
Yuexiu Property Co. Ltd.	148,000	28,634
TOTAL HONG KONG		13,820,986
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,129	64,848
OTP Bank PLC	5,767	109,834
Richter Gedeon PLC	4,168	71,350
TOTAL HUNGARY		246,032
India - 1.3%
ACC Ltd.	699	14,985
Adani Enterprises Ltd.	5,076	35,165
Aditya Birla Nuvo Ltd. (a)	756	13,876
Ambuja Cements Ltd.	17,289	56,684
Apollo Hospitals Enterprise Ltd.	2,172	32,206
Asian Paints India Ltd.	8,771	73,459
Bajaj Auto Ltd.	2,388	75,706
Bank of Baroda	1,438	19,477
Bharat Heavy Electricals Ltd.	15,085	45,131
Bharat Petroleum Corp. Ltd.	4,614	34,799
Bharti Airtel Ltd.	17,171	93,392
Cairn India Ltd.	14,258	79,227
Cipla Ltd.	10,841	71,438
Coal India Ltd.	12,588	60,910
Common Stocks - continued
	Shares	Value
India - continued
Dabur India Ltd.	8,093	$ 24,052
Divi's Laboratories Ltd.	789	18,069
DLF Ltd.	11,476	26,666
Dr. Reddy's Laboratories Ltd.	3,105	139,348
GAIL India Ltd.	7,791	47,807
GlaxoSmithKline Consumer Healthcare Ltd.	200	13,843
Godrej Consumer Products Ltd.	3,245	42,960
HCL Technologies Ltd.	7,391	171,911
HDFC Bank Ltd.	36,354	454,923
Hero Motocorp Ltd.	2,377	86,715
Hindalco Industries Ltd.	36,499	81,270
Hindustan Unilever Ltd.	19,344	182,006
Housing Development Finance Corp. Ltd.	43,723	650,934
ICICI Bank Ltd.	7,038	145,109
Idea Cellular Ltd.	15,383	34,354
Infosys Ltd.	12,838	683,031
Infosys Ltd. sponsored ADR	600	32,226
ITC Ltd.	65,607	370,647
Jaiprakash Associates Ltd.	20,985	18,736
Jindal Steel & Power Ltd. (a)	11,844	50,123
JSW Steel Ltd.	2,648	47,549
Kotak Mahindra Bank Ltd. (a)	9,856	131,152
Larsen & Toubro Ltd.	9,506	203,958
LIC Housing Finance Ltd. (a)	7,810	33,977
Mahindra & Mahindra Financial Services Ltd.	7,247	29,564
Mahindra & Mahindra Ltd.	8,398	149,567
Mundra Port and SEZ Ltd.	11,890	37,100
Nestle India Ltd.	534	42,221
NTPC Ltd.	35,203	67,908
Oil & Natural Gas Corp. Ltd.	19,882	107,165
Oil India Ltd.	3,956	31,302
Piramal Enterprises Ltd.	1,061	9,509
Power Finance Corp. Ltd.	8,121	24,754
Power Grid Corp. of India Ltd.	35,757	62,722
Ranbaxy Laboratories Ltd. (a)	2,322	18,227
Reliance Capital Ltd. (a)	4,027	23,712
Reliance Communication Ltd. (a)	13,695	27,803
Reliance Industries Ltd.	37,115	575,847
Reliance Infrastructure Ltd. (a)	2,459	20,735
Reliance Power Ltd. (a)	12,443	14,121
Rural Electrification Corp. Ltd.	8,729	34,430
Sesa Sterlite Ltd.	27,946	86,096
Common Stocks - continued
	Shares	Value
India - continued
Shriram Transport Finance Co. Ltd.	3,683	$ 44,869
Siemens India Ltd.	2,168	24,953
State Bank of India	3,957	136,368
Sun Pharmaceutical Industries Ltd.	18,425	193,307
Tata Consultancy Services Ltd.	13,477	489,163
Tata Motors Ltd.	20,523	141,963
Tata Power Co. Ltd.	24,991	32,360
Tata Steel Ltd.	9,036	60,023
Tech Mahindra Ltd. (a)	2,434	73,936
Ultratech Cemco Ltd.	1,011	33,979
United Breweries Ltd. (a)	2,406	31,502
United Spirits Ltd.	2,483	113,971
Wipro Ltd.	18,499	160,326
Yes Bank Ltd.	4,253	31,079
TOTAL INDIA		7,328,403
Indonesia - 0.5%
PT Adaro Energy Tbk	312,000	31,979
PT Astra Agro Lestari Tbk	10,500	26,701
PT Astra International Tbk	585,600	376,083
PT Bank Central Asia Tbk	386,400	367,634
PT Bank Danamon Indonesia Tbk Series A	98,500	34,845
PT Bank Mandiri (Persero) Tbk	263,200	224,882
PT Bank Negara Indonesia (Persero) Tbk	195,900	81,586
PT Bank Rakyat Indonesia Tbk	336,900	288,484
PT Bumi Serpong Damai Tbk	223,500	30,157
PT Charoen Pokphand Indonesia Tbk	205,900	67,140
PT Global Mediacom Tbk	189,400	35,877
PT Gudang Garam Tbk	12,500	61,086
PT Indo Tambangraya Megah Tbk	8,500	18,729
PT Indocement Tunggal Prakarsa Tbk	43,500	82,587
PT Indofood CBP Sukses Makmur Tbk	33,500	28,975
PT Indofood Sukses Makmur Tbk	118,800	72,442
PT Jasa Marga Tbk	51,500	26,281
PT Kalbe Farma Tbk	606,400	81,035
PT Lippo Karawaci Tbk	490,900	45,432
PT Matahari Department Store Tbk	48,000	62,276
PT Media Nusantara Citra Tbk	118,200	27,757
PT Perusahaan Gas Negara Tbk Series B	331,000	152,452
PT Semen Gresik (Persero) Tbk	91,800	117,911
PT Surya Citra Media Tbk	148,500	40,460
PT Tambang Batubbara Bukit Asam Tbk	18,500	15,801
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	1,326,900	$ 260,803
PT Tower Bersama Infrastructure Tbk	44,000	24,737
PT Unilever Indonesia Tbk	48,200	121,944
PT United Tractors Tbk	45,900	86,151
PT XL Axiata Tbk	57,000	25,514
TOTAL INDONESIA		2,917,741
Ireland - 0.3%
Bank of Ireland (a)	633,469	247,340
CRH PLC	20,834	606,553
CRH PLC sponsored ADR	800	23,424
James Hardie Industries PLC CDI	12,514	159,502
Kerry Group PLC Class A	4,472	353,021
Ryanair Holdings PLC (a)	827	7,842
Ryanair Holdings PLC sponsored ADR (a)	570	30,484
TOTAL IRELAND		1,428,166
Isle of Man - 0.0%
Genting Singapore PLC	174,000	183,896
Israel - 0.4%
Bank Hapoalim BM (Reg.)	31,952	180,327
Bank Leumi le-Israel BM (a)	34,445	134,674
Bezeq The Israeli Telecommunication Corp. Ltd.	60,492	109,604
Delek Group Ltd.	117	47,368
Israel Chemicals Ltd.	11,988	106,214
Israel Corp. Ltd. (Class A) (a)	96	54,124
Mizrahi Tefahot Bank Ltd.	3,403	45,472
NICE Systems Ltd.	1,282	55,483
NICE Systems Ltd. sponsored ADR	265	11,448
Teva Pharmaceutical Industries Ltd.	18,409	902,409
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,408	313,095
TOTAL ISRAEL		1,960,218
Italy - 1.7%
Assicurazioni Generali SpA	34,070	795,504
Atlantia SpA	10,700	278,337
Banca Monte dei Paschi di Siena SpA (a)(d)	164,042	54,597
Banco Popolare Societa Cooperativa (a)	10,000	205,883
Enel Green Power SpA	47,393	135,446
Enel SpA	192,220	1,086,440
Eni SpA	73,863	1,913,003
EXOR SpA	3,113	142,003
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA (a)	25,226	$ 303,776
Finmeccanica SpA (a)	10,734	99,105
Intesa Sanpaolo SpA	340,419	1,164,925
Luxottica Group SpA	4,845	277,893
Mediobanca SpA (a)	15,456	171,114
Pirelli & C. S.p.A.	6,393	107,142
Prysmian SpA	5,571	144,840
Saipem SpA	7,895	211,395
Snam Rete Gas SpA	59,319	356,507
Telecom Italia SpA	296,868	381,484
Terna SpA	44,031	238,237
UniCredit SpA	127,007	1,134,748
Unione di Banche Italiane ScpA	24,947	237,426
Unipolsai SpA	23,875	87,643
TOTAL ITALY		9,527,448
Japan - 13.3%
ABC-MART, Inc.	700	31,393
ACOM Co. Ltd. (a)	10,800	36,762
Advantest Corp.	4,000	44,055
AEON Co. Ltd.	18,900	218,329
AEON Financial Service Co. Ltd.	3,100	77,959
AEON Mall Co. Ltd.	3,270	77,852
Air Water, Inc.	4,000	56,145
Aisin Seiki Co. Ltd.	5,700	201,272
Ajinomoto Co., Inc.	17,000	249,758
Alfresa Holdings Corp.	1,100	68,431
All Nippon Airways Ltd.	31,000	67,619
Amada Co. Ltd.	9,000	65,056
Aozora Bank Ltd.	35,000	104,074
Asahi Glass Co. Ltd.	31,000	175,566
Asahi Group Holdings	11,400	314,229
Asahi Kasei Corp.	37,000	251,528
Asics Corp.	4,500	87,548
Astellas Pharma, Inc.	63,700	708,436
Bank of Kyoto Ltd.	9,000	73,243
Bank of Yokohama Ltd.	34,000	170,607
Benesse Holdings, Inc.	2,000	76,001
Bridgestone Corp.	19,100	683,778
Brother Industries Ltd.	6,800	94,915
Calbee, Inc.	2,000	48,985
Canon, Inc.	33,100	1,037,188
Common Stocks - continued
	Shares	Value
Japan - continued
Casio Computer Co. Ltd.	6,700	$ 76,414
Central Japan Railway Co.	4,100	502,900
Chiba Bank Ltd.	20,000	126,962
Chiyoda Corp.	4,000	53,563
Chubu Electric Power Co., Inc.	18,000	204,764
Chugai Pharmaceutical Co. Ltd.	6,400	161,322
Chugoku Electric Power Co., Inc.	8,300	108,545
Citizen Holdings Co. Ltd.	6,900	50,619
Coca-Cola West Co. Ltd.	1,800	31,304
Credit Saison Co. Ltd.	4,300	91,438
Dai Nippon Printing Co. Ltd.	18,000	162,332
Dai-ichi Mutual Life Insurance Co.	25,200	348,538
Daicel Chemical Industries Ltd.	8,000	66,826
Daido Steel Co. Ltd.	7,000	34,166
Daihatsu Motor Co. Ltd.	5,200	86,010
Daiichi Sankyo Kabushiki Kaisha	20,100	336,786
Daikin Industries Ltd.	6,900	398,268
Dainippon Sumitomo Pharma Co. Ltd.	4,100	62,201
Daito Trust Construction Co. Ltd.	2,100	213,420
Daiwa House Industry Co. Ltd.	17,000	286,507
Daiwa Securities Group, Inc.	48,000	359,172
DeNA Co. Ltd. (d)	2,800	47,107
DENSO Corp.	14,300	650,693
Dentsu, Inc.	6,400	262,924
Don Quijote Holdings Co. Ltd.	1,500	78,936
East Japan Railway Co.	9,800	714,427
Eisai Co. Ltd.	7,100	273,833
Electric Power Development Co. Ltd.	3,700	98,223
FamilyMart Co. Ltd.	1,500	62,283
Fanuc Corp.	5,600	1,007,874
Fast Retailing Co. Ltd.	1,600	497,207
Fuji Electric Co. Ltd.	15,000	67,932
Fuji Heavy Industries Ltd.	17,300	454,350
Fujifilm Holdings Corp.	13,700	353,773
Fujitsu Ltd.	53,000	311,048
Fukuoka Financial Group, Inc.	21,000	85,656
GREE, Inc. (a)	2,900	28,253
GungHo Online Entertainment, Inc. (d)	9,100	51,893
Gunma Bank Ltd.	14,000	74,358
Hakuhodo DY Holdings, Inc.	6,400	49,642
Hamamatsu Photonics K.K.	1,900	85,489
Hankyu Hanshin Holdings, Inc.	35,000	191,715
Common Stocks - continued
	Shares	Value
Japan - continued
Hino Motors Ltd.	6,900	$ 90,844
Hirose Electric Co. Ltd.	900	126,855
Hiroshima Bank Ltd.	14,000	57,515
Hisamitsu Pharmaceutical Co., Inc.	1,600	66,983
Hitachi Chemical Co. Ltd.	3,000	44,104
Hitachi Construction Machinery Co. Ltd.	2,900	53,810
Hitachi High-Technologies Corp.	2,000	45,699
Hitachi Ltd.	141,000	1,002,661
Hitachi Metals Ltd.	5,000	67,785
Hokkaido Electric Power Co., Inc. (a)	4,800	29,344
Hokuhoku Financial Group, Inc.	30,000	57,808
Hokuriku Electric Power Co., Inc.	4,400	54,572
Honda Motor Co. Ltd.	47,600	1,579,591
Hoya Corp.	12,800	377,358
Hulic Co. Ltd.	7,200	86,554
Ibiden Co. Ltd.	3,100	55,823
Idemitsu Kosan Co. Ltd.	2,500	55,143
Iida Group Holdings Co. Ltd. (a)	3,600	53,524
INPEX Corp.	26,100	379,878
Isetan Mitsukoshi Holdings Ltd.	11,100	137,888
Ishikawajima-Harima Heavy Industries Co. Ltd.	36,000	143,317
Isuzu Motors Ltd.	36,000	208,813
Itochu Corp.	43,200	483,404
ITOCHU Techno-Solutions Corp.	700	29,134
Iyo Bank Ltd.	7,600	68,317
J. Front Retailing Co. Ltd.	14,000	88,737
Japan Airlines Co. Ltd.	1,700	87,964
Japan Exchange Group, Inc.	7,400	146,067
Japan Petroleum Exploration Co. Ltd.	700	26,018
Japan Prime Realty Investment Corp.	21	73,845
Japan Real Estate Investment Corp.	36	190,502
Japan Retail Fund Investment Corp.	63	126,573
Japan Steel Works Ltd.	8,000	33,726
Japan Tobacco, Inc.	32,000	1,050,443
JFE Holdings, Inc.	13,800	255,118
JGC Corp.	6,000	194,258
Joyo Bank Ltd.	19,000	92,366
JSR Corp.	4,800	78,642
JTEKT Corp.	6,100	88,903
JX Holdings, Inc.	65,900	341,634
Kajima Corp.	22,000	83,709
Kakaku.com, Inc.	3,900	55,504
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	6,000	$ 57,162
Kaneka Corp.	7,000	41,082
Kansai Electric Power Co., Inc. (a)	20,600	172,481
Kansai Paint Co. Ltd.	7,000	97,980
Kao Corp.	15,300	575,724
Kawasaki Heavy Industries Ltd.	39,000	144,579
KDDI Corp.	15,700	835,716
Keihin Electric Express Railway Co. Ltd.	14,000	116,125
Keio Corp.	16,000	113,151
Keisei Electric Railway Co.	8,000	69,565
Keyence Corp.	1,310	504,664
Kikkoman Corp.	5,000	101,384
Kinden Corp.	3,000	27,584
Kintetsu Corp.	54,000	189,622
Kirin Holdings Co. Ltd.	25,500	352,937
Kobe Steel Ltd.	84,000	110,099
Koito Manufacturing Co. Ltd.	3,000	65,379
Komatsu Ltd.	27,600	607,650
Konami Corp.	2,600	59,256
Konica Minolta, Inc.	14,500	134,597
Kubota Corp.	32,000	411,288
Kuraray Co. Ltd.	9,500	106,583
Kurita Water Industries Ltd.	2,700	56,781
Kyocera Corp.	9,400	441,980
Kyowa Hakko Kirin Co., Ltd.	7,000	79,699
Kyushu Electric Power Co., Inc. (a)	11,600	116,981
Lawson, Inc.	2,000	138,896
LIXIL Group Corp.	7,400	195,649
M3, Inc.	3,800	52,111
Mabuchi Motor Co. Ltd.	700	47,860
Makita Corp.	3,400	180,251
Marubeni Corp.	50,000	333,545
Marui Group Co. Ltd.	6,600	58,553
Maruichi Steel Tube Ltd.	1,500	38,015
Mazda Motor Corp.	81,000	362,078
McDonald's Holdings Co. (Japan) Ltd.	1,800	49,809
Medipal Holdings Corp.	3,700	51,970
Meiji Holdings Co. Ltd.	1,700	104,260
Miraca Holdings, Inc.	1,500	64,997
Mitsubishi Chemical Holdings Corp.	41,600	166,424
Mitsubishi Corp.	41,400	740,247
Mitsubishi Electric Corp.	57,000	648,418
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Estate Co. Ltd.	36,000	$ 814,829
Mitsubishi Gas Chemical Co., Inc.	10,000	57,710
Mitsubishi Heavy Industries Ltd.	87,000	457,828
Mitsubishi Logistics Corp.	3,000	43,019
Mitsubishi Materials Corp.	30,000	86,859
Mitsubishi Motors Corp. of Japan	18,700	202,301
Mitsubishi Tanabe Pharma Corp.	5,900	80,794
Mitsubishi UFJ Financial Group, Inc.	372,300	1,980,449
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,900	73,309
Mitsui & Co. Ltd.	51,000	722,835
Mitsui Chemicals, Inc.	25,000	60,889
Mitsui Fudosan Co. Ltd.	25,000	738,739
Mitsui OSK Lines Ltd.	32,000	106,735
Mizuho Financial Group, Inc.	670,600	1,313,443
MS&AD Insurance Group Holdings, Inc.	15,000	335,991
Murata Manufacturing Co. Ltd.	5,800	482,222
Nabtesco Corp.	2,900	62,377
Namco Bandai Holdings, Inc.	5,000	107,791
NEC Corp.	73,000	204,930
Nexon Co. Ltd.	2,800	21,856
NGK Insulators Ltd.	8,000	150,946
NGK Spark Plug Co. Ltd.	5,000	114,491
NHK Spring Co. Ltd.	4,300	38,779
Nidec Corp.	6,000	339,213
Nikon Corp.	10,300	161,500
Nintendo Co. Ltd.	3,100	325,378
Nippon Building Fund, Inc.	41	226,987
Nippon Electric Glass Co. Ltd.	10,000	48,809
Nippon Express Co. Ltd.	25,000	118,110
Nippon Meat Packers, Inc.	5,000	86,614
Nippon Paint Co. Ltd.	5,000	77,273
Nippon Prologis REIT, Inc.	35	74,016
Nippon Steel & Sumitomo Metal Corp.	224,700	589,031
Nippon Telegraph & Telephone Corp.	11,000	610,421
Nippon Yusen KK	50,000	135,472
Nishi-Nippon City Bank Ltd.	21,000	47,655
Nissan Motor Co. Ltd.	72,800	628,162
Nisshin Seifun Group, Inc.	6,450	75,014
Nissin Food Holdings Co. Ltd.	1,600	76,530
Nitori Holdings Co. Ltd.	1,900	87,069
Nitto Denko Corp.	4,900	211,366
NKSJ Holdings, Inc.	9,750	243,094
Common Stocks - continued
	Shares	Value
Japan - continued
NOK Corp.	2,600	$ 42,522
Nomura Holdings, Inc.	104,000	602,251
Nomura Real Estate Holdings, Inc.	3,700	68,980
Nomura Research Institute Ltd.	2,800	80,931
NSK Ltd.	13,000	136,695
NTT Data Corp.	3,400	131,530
NTT DOCOMO, Inc.	44,500	709,799
NTT Urban Development Co.	2,700	23,716
Obayashi Corp.	19,000	122,473
Odakyu Electric Railway Co. Ltd.	18,000	157,930
Oji Holdings Corp.	21,000	88,120
Olympus Corp. (a)	7,200	219,729
OMRON Corp.	6,100	215,396
Ono Pharmaceutical Co. Ltd.	2,400	189,915
Oracle Corp. Japan	900	41,419
Oriental Land Co. Ltd.	1,400	209,586
ORIX Corp.	37,100	535,988
Osaka Gas Co. Ltd.	55,000	207,121
Otsuka Corp.	400	47,303
Otsuka Holdings Co. Ltd.	10,900	313,774
Panasonic Corp.	64,400	701,964
Park24 Co. Ltd.	2,600	47,455
Rakuten, Inc.	20,900	270,258
Resona Holdings, Inc.	64,100	327,287
Ricoh Co. Ltd.	19,600	225,265
Rinnai Corp.	900	74,828
ROHM Co. Ltd.	2,600	123,979
Sankyo Co. Ltd. (Gunma)	1,500	59,935
Sanrio Co. Ltd.	1,500	47,464
Santen Pharmaceutical Co. Ltd.	2,000	89,206
SBI Holdings, Inc. Japan	5,530	63,016
Secom Co. Ltd.	6,300	362,527
Sega Sammy Holdings, Inc.	5,000	100,553
Seiko Epson Corp.	3,500	95,378
Sekisui Chemical Co. Ltd.	12,000	121,720
Sekisui House Ltd.	16,100	193,228
Seven & i Holdings Co., Ltd.	21,900	863,490
Seven Bank Ltd.	17,500	66,244
Sharp Corp. (a)	44,000	110,177
Shikoku Electric Power Co., Inc. (a)	5,000	58,493
Shimadzu Corp.	7,000	59,774
Shimamura Co. Ltd.	600	55,871
Common Stocks - continued
	Shares	Value
Japan - continued
SHIMANO, Inc.	2,300	$ 229,471
SHIMIZU Corp.	19,000	107,605
Shin-Etsu Chemical Co., Ltd.	12,000	704,025
Shinsei Bank Ltd.	46,000	89,539
Shionogi & Co. Ltd.	9,400	164,582
Shiseido Co. Ltd.	11,000	196,254
Shizuoka Bank Ltd.	18,000	171,839
Showa Denko K.K.	42,000	55,871
Showa Shell Sekiyu K.K.	4,900	49,702
SMC Corp.	1,500	356,165
SoftBank Corp.	28,000	2,078,740
Sojitz Corp.	32,900	51,811
Sony Corp.	29,600	519,645
Sony Financial Holdings, Inc.	4,600	73,701
Stanley Electric Co. Ltd.	4,000	88,424
Sumco Corp.	3,500	26,840
Sumitomo Chemical Co. Ltd.	43,000	161,090
Sumitomo Corp.	32,600	423,145
Sumitomo Electric Industries Ltd.	22,100	305,014
Sumitomo Heavy Industries Ltd.	16,000	67,922
Sumitomo Metal Mining Co. Ltd.	16,000	241,170
Sumitomo Mitsui Financial Group, Inc.	37,200	1,470,528
Sumitomo Mitsui Trust Holdings, Inc.	96,000	395,587
Sumitomo Realty & Development Co. Ltd.	11,000	426,077
Sumitomo Rubber Industries Ltd.	4,500	62,459
Suntory Beverage & Food Ltd.	4,300	149,944
Suzuken Co. Ltd.	2,100	75,591
Suzuki Motor Corp.	10,600	273,204
Sysmex Corp.	4,500	142,393
T&D Holdings, Inc.	16,200	193,161
Taiheiyo Cement Corp.	34,000	119,059
Taisei Corp.	31,000	143,425
Taisho Pharmaceutical Holdings Co. Ltd.	800	58,923
Taiyo Nippon Sanso Corp.	6,000	47,772
Takashimaya Co. Ltd.	7,000	66,279
Takeda Pharmaceutical Co. Ltd.	23,000	1,032,171
TDK Corp.	3,800	162,058
Teijin Ltd.	29,000	71,199
Terumo Corp.	8,800	174,649
The Chugoku Bank Ltd.	4,300	56,949
The Hachijuni Bank Ltd.	12,000	65,496
The Suruga Bank Ltd.	5,000	85,685
Common Stocks - continued
	Shares	Value
Japan - continued
THK Co. Ltd.	3,300	$ 69,819
Tobu Railway Co. Ltd.	32,000	156,502
Toho Co. Ltd.	3,000	57,779
Toho Gas Co. Ltd.	11,000	53,905
Tohoku Electric Power Co., Inc.	14,200	135,007
Tokio Marine Holdings, Inc.	20,400	600,816
Tokyo Electric Power Co., Inc. (a)	44,200	166,882
Tokyo Electron Ltd.	4,900	278,691
Tokyo Gas Co. Ltd.	68,000	355,847
Tokyo Tatemono Co. Ltd.	11,000	87,583
Tokyu Corp.	34,000	213,841
Tokyu Fudosan Holdings Corp.	14,200	103,061
TonenGeneral Sekiyu K.K.	9,000	84,951
Toppan Printing Co. Ltd.	15,000	103,145
Toray Industries, Inc.	44,000	287,064
Toshiba Corp.	116,000	453,856
Toto Ltd.	8,000	113,073
Toyo Seikan Group Holdings Ltd.	4,600	68,346
Toyo Suisan Kaisha Ltd.	3,000	95,955
Toyoda Gosei Co. Ltd.	1,500	27,642
Toyota Boshoku Corp.	1,500	15,479
Toyota Industries Corp.	4,600	211,924
Toyota Motor Corp.	80,200	4,333,059
Toyota Tsusho Corp.	6,500	170,964
Trend Micro, Inc.	3,300	106,681
Tsumura & Co.	1,700	40,340
Ube Industries Ltd.	27,000	45,689
Unicharm Corp.	3,400	184,242
United Urban Investment Corp.	69	103,937
USS Co. Ltd.	7,200	104,864
West Japan Railway Co.	5,000	202,621
Yahoo! Japan Corp.	42,000	182,403
Yakult Honsha Co. Ltd.	2,500	134,983
Yamada Denki Co. Ltd.	26,600	98,090
Yamaguchi Financial Group, Inc.	7,000	64,498
Yamaha Corp.	4,600	61,552
Yamaha Motor Co. Ltd.	8,700	134,200
Yamato Holdings Co. Ltd.	10,300	211,773
Yamato Kogyo Co. Ltd.	1,400	40,315
Yamazaki Baking Co. Ltd.	3,000	36,622
Yaskawa Electric Corp.	6,000	67,668
Common Stocks - continued
	Shares	Value
Japan - continued
Yokogawa Electric Corp.	6,400	$ 87,328
Yokohama Rubber Co. Ltd.	7,000	62,513
TOTAL JAPAN		73,759,067
Korea (South) - 3.0%
AMOREPACIFIC Corp.	101	130,515
AMOREPACIFIC Group, Inc.	81	41,868
BS Financial Group, Inc.	4,500	68,822
Celltrion, Inc.	1,731	80,594
Cheil Industries, Inc.	1,351	86,178
Cheil Worldwide, Inc. (a)	2,430	59,039
CJ CheilJedang Corp.	265	79,518
CJ Corp.	359	43,437
Coway Co. Ltd.	1,439	113,521
Daelim Industrial Co.	738	60,077
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	28,172
Daewoo International Corp.	1,170	41,054
Daewoo Securities Co. Ltd.	5,382	44,073
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,700	78,144
DGB Financial Group Co. Ltd.	4,150	62,867
Dongbu Insurance Co. Ltd.	1,419	78,292
Doosan Co. Ltd.	194	24,975
Doosan Heavy Industries & Construction Co. Ltd.	1,581	53,256
Doosan Infracore Co. Ltd. (a)	3,740	45,071
E-Mart Co. Ltd.	559	127,697
GS Engineering & Construction Corp.	1,019	35,805
GS Engineering & Construction Corp. rights 6/3/14 (a)	328	2,762
GS Holdings Corp.	1,431	66,626
Halla Visteon Climate Control Corp.	1,090	45,474
Hana Financial Group, Inc.	7,591	267,092
Hanjin Kal Corp. (a)	310	6,632
Hankook Tire Co. Ltd.	2,151	124,300
Hanwha Chemical Corp.	2,700	47,696
Hanwha Corp.	1,170	34,032
Hanwha Life Insurance Co. Ltd.	5,650	36,752
Hite Jinro Co. Ltd.	830	20,085
Hyosung Corp.	658	46,941
Hyundai Department Store Co. Ltd.	417	53,684
Hyundai Engineering & Construction Co. Ltd.	2,320	125,308
Hyundai Fire & Marine Insurance Co. Ltd.	1,720	50,446
Hyundai Glovis Co. Ltd.	350	82,494
Hyundai Heavy Industries Co. Ltd.	1,259	235,811
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Hysco Co. Ltd.	187	$ 9,974
Hyundai Industrial Development & Construction Co.	1,930	55,204
Hyundai Merchant Marine Co. Ltd. (a)	1,916	19,195
Hyundai Mipo Dockyard Co. Ltd.	296	40,256
Hyundai Mobis	1,957	558,818
Hyundai Motor Co.	4,377	974,456
Hyundai Securities Co. Ltd.	3,200	21,496
Hyundai Steel Co.	1,897	123,945
Hyundai Wia Corp.	507	83,429
Industrial Bank of Korea	7,680	94,411
Kangwon Land, Inc.	3,090	89,281
KB Financial Group, Inc.	11,230	384,240
KCC Corp.	127	63,187
Kia Motors Corp.	7,632	423,302
Korea Aerospace Industries Ltd.	1,110	35,403
Korea Electric Power Corp.	7,740	295,995
Korea Gas Corp.	683	40,857
Korea Investment Holdings Co. Ltd.	1,040	38,103
Korea Zinc Co. Ltd.	277	91,297
Korean Air Lines Co. Ltd. (a)	1,042	33,587
KT Corp.	1,680	53,559
KT&G Corp.	3,122	250,219
Kumho Petro Chemical Co. Ltd.	376	31,773
LG Chemical Ltd.	1,326	337,565
LG Corp.	2,896	161,185
LG Display Co. Ltd. (a)	6,920	184,341
LG Electronics, Inc.	3,216	213,861
LG Household & Health Care Ltd.	255	116,504
LG Innotek Co. Ltd. (a)	393	43,367
LG Telecom Ltd.	7,250	71,230
Lotte Chemical Corp.	489	77,153
Lotte Confectionery Co. Ltd.	20	34,266
Lotte Shopping Co. Ltd.	304	94,163
LS Cable Ltd.	496	38,841
LS Industrial Systems Ltd.	546	34,881
Mirae Asset Securities Co. Ltd.	960	39,307
Naver Corp.	826	590,057
NCSOFT Corp.	414	82,151
NHN Entertainment Corp. (a)	345	28,152
Oci Co. Ltd.	440	77,088
Orion Corp.	115	87,717
POSCO	1,896	560,241
Common Stocks - continued
	Shares	Value
Korea (South) - continued
S-Oil Corp.	1,217	$ 71,152
S1 Corp.	492	37,385
Samsung C&T Corp.	3,792	237,849
Samsung Card Co. Ltd.	960	34,800
Samsung Electro-Mechanics Co. Ltd.	1,632	104,577
Samsung Electronics Co. Ltd.	3,221	4,187,209
Samsung Engineering Co. Ltd.	722	54,022
Samsung Fire & Marine Insurance Co. Ltd.	1,003	237,862
Samsung Heavy Industries Co. Ltd.	4,910	134,026
Samsung Life Insurance Co. Ltd.	1,820	169,298
Samsung SDI Co. Ltd.	1,054	154,055
Samsung Securities Co. Ltd.	1,687	64,257
Samsung Techwin Co. Ltd.	1,193	66,862
Shinhan Financial Group Co. Ltd.	12,310	537,416
Shinsegae Co. Ltd.	181	39,245
SK C&C Co. Ltd.	722	98,890
SK Energy Co. Ltd.	1,821	207,994
SK Holdings Co. Ltd.	700	123,996
SK Hynix, Inc. (a)	15,270	593,448
SK Networks Co. Ltd.	2,860	26,355
SK Telecom Co. Ltd.	262	54,259
Woori Finance Holdings Co. Ltd.	9,760	107,067
Woori Investment & Securities Co. Ltd.	3,431	28,960
Yuhan Corp.	216	37,948
TOTAL KOREA (SOUTH)		16,722,099
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	29,365	477,512
Kernel Holding SA (a)	1,180	10,924
Millicom International Cellular SA (depository receipt)	1,962	194,021
RTL Group SA	1,205	134,092
SES SA (France) (depositary receipt)	8,966	337,656
Subsea 7 SA	7,242	144,857
Tenaris SA	14,028	310,101
TOTAL LUXEMBOURG		1,609,163
Malaysia - 0.8%
AirAsia Bhd	47,900	32,594
AMMB Holdings Bhd	44,200	97,274
Astro Malaysia Holdings Bhd	43,400	44,298
Axiata Group Bhd	78,200	161,314
Berjaya Sports Toto Bhd	16,139	19,243
Common Stocks - continued
	Shares	Value
Malaysia - continued
British American Tobacco (Malaysia) Bhd	3,500	$ 65,655
Bumi Armada Bhd	29,200	35,801
Bumiputra-Commerce Holdings Bhd	150,885	347,325
Dialog Group Bhd	63,900	70,314
DiGi.com Bhd	100,000	169,808
Felda Global Ventures Holdings Bhd	31,200	43,226
Gamuda Bhd	44,000	62,173
Genting Bhd	63,200	189,842
Genting Malaysia Bhd	84,800	109,688
Genting Plantations Bhd	5,000	17,012
Hong Leong Bank Bhd	15,200	65,226
Hong Leong Credit Bhd	5,600	26,262
IHH Healthcare Bhd	71,400	87,759
IJM Corp. Bhd	36,000	70,400
IOI Corp. Bhd	91,500	140,230
IOI Properties Group Sdn Bhd (a)	37,533	30,832
Kuala Lumpur Kepong Bhd	13,400	99,396
Lafarge Malaysia Bhd	11,400	31,763
Malayan Banking Bhd	128,844	390,975
Malaysia Airports Holdings Bhd	22,556	55,725
Malaysian Plantations Bhd	26,800	36,801
Maxis Bhd	61,000	129,946
MISC Bhd	28,800	57,468
MMC Corp. Bhd	17,700	15,191
Parkson Holdings Bhd	17,702	15,952
Petronas Chemicals Group Bhd	85,200	175,754
Petronas Dagangan Bhd	6,600	61,297
Petronas Gas Bhd	18,500	133,257
PPB Group Bhd	13,100	66,092
Public Bank Bhd	28,800	177,788
RHB Capital Bhd	21,607	54,903
SapuraKencana Petroleum Bhd (a)	110,200	145,582
Sime Darby Bhd	74,901	216,725
Telekom Malaysia Bhd	26,300	49,980
Tenaga Nasional Bhd	83,400	304,202
UEM Land Holdings Bhd	41,700	29,398
UMW Holdings Bhd	14,800	48,812
YTL Corp. Bhd	147,126	72,605
YTL Power International Bhd (a)	80,850	38,907
TOTAL MALAYSIA		4,294,795
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	211,000	$ 102,664
Mexico - 1.0%
Alfa SA de CV Series A	83,300	219,349
America Movil S.A.B. de CV Series L	1,020,200	1,026,224
CEMEX S.A.B. de CV unit	339,913	434,675
Coca-Cola FEMSA S.A.B. de CV Series L	13,100	146,333
Compartamos S.A.B. de CV	28,100	49,229
Controladora Commercial Mexicana S.A.B. de CV unit	11,200	41,657
El Puerto de Liverpool S.A.B. de CV Class C	4,800	49,432
Embotelladoras Arca S.A.B. de CV	8,600	54,797
Fibra Uno Administracion SA de CV	43,400	141,783
Fomento Economico Mexicano S.A.B. de CV unit	56,000	511,042
Genomma Lab Internacional SA de CV (a)	20,600	52,213
Grupo Aeroportuario del Pacifico SA de CV Series B	8,200	49,315
Grupo Aeroportuario del Sureste SA de CV Series B	6,100	74,639
Grupo Bimbo S.A.B. de CV Series A	45,300	125,137
Grupo Carso SA de CV Series A1	15,200	77,262
Grupo Comercial Chedraui S.A.B. de CV	9,800	29,851
Grupo Financiero Banorte S.A.B. de CV Series O	71,800	475,987
Grupo Financiero Inbursa S.A.B. de CV Series O	70,300	179,797
Grupo Financiero Santander Mexico S.A.B. de CV	57,900	137,683
Grupo Mexico SA de CV Series B	112,824	338,832
Grupo Televisa SA de CV	74,100	486,080
Industrias CH SA de CV (a)	5,200	27,783
Industrias Penoles SA de CV	3,935	91,596
Kimberly-Clark de Mexico SA de CV Series A	49,300	128,161
Mexichem S.A.B. de CV	28,521	106,146
Minera Frisco S.A.B. de CV (a)	17,300	31,379
OHL Mexico S.A.B. de CV (a)	17,600	46,722
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	8,600	120,204
Wal-Mart de Mexico SA de CV Series V	155,600	393,438
TOTAL MEXICO		5,646,746
Netherlands - 2.2%
AEGON NV	51,983	476,498
Airbus Group NV	17,116	1,175,184
Akzo Nobel NV	7,094	546,125
ASML Holding NV (Netherlands)	10,496	856,623
CNH Industrial NV	27,123	316,084
Corio NV	1,771	82,887
Delta Lloyd NV	5,885	154,759
Fugro NV (Certificaten Van Aandelen)	1,882	124,584
Common Stocks - continued
	Shares	Value
Netherlands - continued
Gemalto NV	2,300	$ 257,506
Heineken Holding NV	3,003	191,646
Heineken NV (Bearer)	6,697	464,554
ING Groep NV (Certificaten Van Aandelen) (a)	112,137	1,602,983
Koninklijke Ahold NV	26,554	512,256
Koninklijke Boskalis Westminster NV	2,240	126,886
Koninklijke KPN NV (a)	91,568	325,329
Koninklijke Philips Electronics NV	27,522	881,067
OCI NV (a)	2,841	121,496
QIAGEN NV (a)	6,419	140,705
Randstad Holding NV	3,658	212,665
Reed Elsevier NV	20,628	421,036
Royal DSM NV	4,416	316,619
STMicroelectronics NV	17,449	166,397
TNT Express NV	12,057	108,560
Unilever NV (Certificaten Van Aandelen) (Bearer)	47,211	2,024,463
Vopak NV	1,967	97,927
Wolters Kluwer NV (d)	8,537	237,705
Ziggo NV	4,533	196,715
TOTAL NETHERLANDS		12,139,259
New Zealand - 0.1%
Auckland International Airport Ltd.	25,905	88,681
Contact Energy Ltd.	10,500	51,518
Fletcher Building Ltd.	21,280	180,745
Ryman Healthcare Group Ltd.	11,086	82,689
Telecom Corp. of New Zealand Ltd.	52,400	125,161
TOTAL NEW ZEALAND		528,794
Norway - 0.5%
Aker Solutions ASA	4,760	76,193
DNB ASA (d)	27,941	494,019
Gjensidige Forsikring ASA	5,439	100,283
Norsk Hydro ASA	41,165	220,288
Orkla ASA	21,808	180,098
Statoil ASA	32,554	992,422
Telenor ASA	19,738	463,209
Yara International ASA (d)	5,116	241,500
TOTAL NORWAY		2,768,012
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	5,199	67,587
Common Stocks - continued
	Shares	Value
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	51,980	$ 66,003
Aboitiz Power Corp.	50,900	41,679
Alliance Global Group, Inc.	50,100	35,011
Ayala Corp.	4,670	65,375
Ayala Land, Inc.	151,900	102,573
Bank of the Philippine Islands (BPI)	26,341	53,657
BDO Unibank, Inc.	41,363	81,891
DMCI Holdings, Inc.	17,150	27,625
Globe Telecom, Inc.	835	31,040
International Container Terminal Services, Inc.	18,640	45,204
JG Summit Holdings, Inc.	71,200	80,824
Jollibee Food Corp.	12,780	49,314
Metro Pacific Investments Corp.	259,600	29,527
Metropolitan Bank & Trust Co.	13,465	25,586
Philippine Long Distance Telephone Co.	1,120	72,407
PNOC Energy Development Corp.	187,400	23,501
SM Investments Corp.	4,992	81,194
SM Prime Holdings, Inc.	201,700	73,847
Universal Robina Corp.	28,370	92,922
TOTAL PHILIPPINES		1,079,180
Poland - 0.4%
Alior Bank SA (a)	1,069	28,183
Bank Handlowy w Warszawie SA	887	32,959
Bank Millennium SA	14,420	42,341
Bank Polska Kasa Opieki SA	3,958	253,417
Bank Zachodni WBK SA	773	94,849
BRE Bank SA	405	66,215
Cyfrowy Polsat SA	4,461	30,279
ENEA SA	7,190	36,287
Eurocash SA	2,385	31,470
Grupa Lotos SA (a)	2,043	26,316
Jastrzebska Spolka Weglowa SA	1,239	17,024
KGHM Polska Miedz SA (Bearer)	4,240	153,277
Polish Oil & Gas Co. SA	50,718	78,900
Polska Grupa Energetyczna SA	20,699	143,570
Polski Koncern Naftowy Orlen SA	9,182	137,382
Powszechna Kasa Oszczednosci Bank SA	25,339	347,322
Powszechny Zaklad Ubezpieczen SA	1,651	234,046
Synthos SA	12,788	20,105
Tauron Polska Energia SA	35,470	62,677
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	17,650	$ 60,278
Zaklady Azotowe w Tarnowie-Moscicach SA	1,110	21,979
TOTAL POLAND		1,918,876
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	48,269	85,449
Energias de Portugal SA	60,716	294,820
Galp Energia SGPS SA Class B	9,684	167,737
Jeronimo Martins SGPS SA	7,788	136,193
Portugal Telecom SGPS SA (Reg.) (d)	16,958	70,455
TOTAL PORTUGAL		754,654
Russia - 0.9%
Federal Grid Co. of Unified Energy System (a)	3,696,897	5,722
Gazprom OAO sponsored ADR (Reg. S)	172,099	1,241,178
LUKOIL Oil Co. sponsored ADR (United Kingdom)	14,807	782,550
Magnit OJSC GDR (Reg. S)	7,580	356,639
Megafon OJSC GDR	2,628	68,328
Mobile TeleSystems OJSC sponsored ADR	15,481	259,462
Moscow Exchange MICEX-RTS OAO	27,000	40,009
Norilsk Nickel OJSC ADR	15,909	286,839
NOVATEK OAO GDR (Reg. S)	2,545	262,899
Rosneft Oil Co. OJSC GDR (Reg. S)	34,340	215,415
Rostelecom sponsored ADR	3,829	49,777
RusHydro JSC sponsored ADR	38,511	59,692
Sberbank (Savings Bank of the Russian Federation)	1,860	3,785
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	79,295	664,651
Severstal GDR (Reg. S)	5,645	39,741
Sistema JSFC sponsored GDR	3,227	76,803
Surgutneftegas sponsored ADR	35,841	253,754
Tatneft OAO sponsored ADR	6,918	237,287
Uralkali OJSC GDR (Reg. S)	7,881	174,564
VTB Bank OJSC sponsored GDR (Reg. S)	77,551	164,253
TOTAL RUSSIA		5,243,348
Singapore - 1.0%
Ascendas Real Estate Investment Trust	64,000	116,902
CapitaCommercial Trust (REIT)	60,000	76,573
CapitaLand Ltd.	80,000	204,196
CapitaMall Trust	63,000	100,251
CapitaMalls Asia Ltd.	40,000	70,511
City Developments Ltd.	13,000	112,300
Common Stocks - continued
	Shares	Value
Singapore - continued
ComfortDelgro Corp. Ltd.	56,000	$ 94,696
DBS Group Holdings Ltd.	49,127	663,804
Global Logistic Properties Ltd.	91,000	206,868
Hutchison Port Holdings Trust	165,000	112,200
Jardine Cycle & Carriage Ltd.	3,000	112,252
Keppel Corp. Ltd.	43,000	361,163
Keppel Land Ltd.	19,000	52,437
Olam International Ltd.	38,000	67,592
Oversea-Chinese Banking Corp. Ltd.	74,000	569,594
SembCorp Industries Ltd.	28,000	119,933
SembCorp Marine Ltd.	27,000	87,653
Singapore Airlines Ltd.	17,000	140,751
Singapore Exchange Ltd.	24,000	132,472
Singapore Press Holdings Ltd.	50,000	167,105
Singapore Technologies Engineering Ltd.	47,000	143,208
Singapore Telecommunications Ltd.	234,000	714,860
StarHub Ltd.	16,000	52,963
United Overseas Bank Ltd.	37,000	642,195
UOL Group Ltd.	12,000	61,450
Wilmar International Ltd.	57,000	154,582
Yangzijiang Shipbuilding Holdings Ltd.	54,000	47,380
TOTAL SINGAPORE		5,385,891
South Africa - 1.5%
African Bank Investments Ltd.	42,096	49,897
African Rainbow Minerals Ltd.	2,763	51,925
Anglo American Platinum Ltd. (a)	1,879	89,302
AngloGold Ashanti Ltd.	11,111	200,855
Aspen Pharmacare Holdings Ltd.	10,056	267,609
Assore Ltd.	947	36,597
Barclays Africa Group Ltd.	9,754	142,780
Barloworld Ltd.	5,558	60,549
Bidvest Group Ltd.	9,197	252,206
Discovery Holdings Ltd.	9,625	83,437
Exxaro Resources Ltd.	4,514	61,520
FirstRand Ltd.	92,165	338,682
Foschini Ltd.	5,208	53,711
Gold Fields Ltd.	24,416	103,629
Growthpoint Properties Ltd.	55,192	127,481
Harmony Gold Mining Co. Ltd. (a)	10,141	33,328
Impala Platinum Holdings Ltd. (a)	16,037	180,484
Imperial Holdings Ltd.	5,225	97,313
Common Stocks - continued
	Shares	Value
South Africa - continued
Investec Ltd.	6,596	$ 57,938
Kumba Iron Ore Ltd.	2,127	75,642
Liberty Holdings Ltd.	3,242	38,837
Life Healthcare Group Holdings Ltd.	25,404	100,863
Massmart Holdings Ltd.	2,821	37,339
Mediclinic International Ltd.	9,969	69,647
MMI Holdings Ltd.	33,853	84,950
Mr Price Group Ltd.	7,542	113,483
MTN Group Ltd.	49,151	984,889
Nampak Ltd.	19,680	73,329
Naspers Ltd. Class N	11,526	1,086,811
Nedbank Group Ltd.	5,629	120,467
Netcare Ltd.	28,480	69,031
Northam Platinum Ltd. (a)	9,191	35,819
Pick 'n Pay Stores Ltd.	5,278	30,096
Pretoria Portland Cement Co. Ltd.	14,687	42,719
Rand Merchant Insurance Holdings Ltd.	20,676	58,959
Redefine Properties Ltd. unit	98,881	93,425
Remgro Ltd.	14,274	287,162
Reunert Ltd.	4,944	32,426
RMB Holdings Ltd.	18,345	87,902
Sanlam Ltd.	49,986	267,260
Sappi Ltd. (a)	14,597	46,217
Sasol Ltd.	16,121	903,491
Shoprite Holdings Ltd.	12,723	212,471
Spar Group Ltd.	5,603	65,774
Standard Bank Group Ltd.	35,049	460,013
Steinhoff International Holdings Ltd.	54,239	281,545
Tiger Brands Ltd.	4,567	122,044
Truworths International Ltd.	12,002	96,228
Vodacom Group Ltd.	11,655	138,978
Woolworths Holdings Ltd.	20,409	138,705
TOTAL SOUTH AFRICA		8,545,765
Spain - 2.5%
Abertis Infraestructuras SA	10,791	242,603
ACS Actividades de Construccion y Servicios SA	4,854	207,918
Amadeus IT Holding SA Class A	11,013	457,679
Banco Bilbao Vizcaya Argentaria SA	171,942	2,117,938
Banco de Sabadell SA	99,135	336,961
Banco Popular Espanol SA	47,815	351,582
Banco Santander SA	6,943	69,035
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA (Spain)	336,891	$ 3,350,608
Bankia SA (a)	116,651	237,737
Cintra Concesiones de Infrastructuras de Transporte SA	11,322	251,321
Criteria CaixaCorp SA	52,349	318,830
Distribuidora Internacional de Alimentacion SA	17,689	157,994
Enagas SA	5,253	161,788
Gas Natural SDG SA	10,074	288,817
Grifols SA	4,331	231,332
Iberdrola SA	138,736	969,114
Inditex SA	6,333	950,215
International Consolidated Airlines Group SA (a)	27,741	189,738
International Consolidated Airlines Group SA CDI (a)	3,400	23,198
MAPFRE SA (Reg.)	33,382	140,558
Red Electrica Corporacion SA	3,256	267,780
Repsol YPF SA	25,423	684,250
Telefonica SA	118,893	1,995,277
Zardoya Otis SA	4,374	76,703
TOTAL SPAIN		14,078,976
Sweden - 2.2%
Alfa Laval AB	9,185	243,673
ASSA ABLOY AB (B Shares)	9,623	509,402
Atlas Copco AB:
(A Shares) (d)	19,797	573,005
(B Shares)	11,058	300,336
Boliden AB	7,416	112,685
Electrolux AB (B Shares)	7,294	202,144
Elekta AB (B Shares)	11,312	158,314
Getinge AB (B Shares)	6,044	177,633
H&M Hennes & Mauritz AB (B Shares) (d)	27,468	1,118,625
Hexagon AB (B Shares)	7,086	225,803
Husqvarna AB (B Shares)	12,965	107,673
Industrivarden AB (C Shares)	3,110	65,049
Investment AB Kinnevik (B Shares)	6,270	220,340
Investor AB (B Shares) (d)	13,207	510,836
Lundin Petroleum AB (a)	6,993	149,384
Nordea Bank AB	87,774	1,268,243
Sandvik AB (d)	31,040	437,993
Scania AB (B Shares)	9,313	282,160
Securitas AB (B Shares)	9,791	118,130
Skandinaviska Enskilda Banken AB (A Shares)	44,580	613,967
Skanska AB (B Shares)	10,653	243,625
Common Stocks - continued
	Shares	Value
Sweden - continued
SKF AB (B Shares)	11,711	$ 302,582
Svenska Cellulosa AB (SCA) (B Shares)	16,772	469,715
Svenska Handelsbanken AB (A Shares)	14,458	725,546
Swedbank AB (A Shares)	26,317	698,986
Swedish Match Co. AB	6,006	205,890
Tele2 AB (B Shares)	8,849	112,957
Telefonaktiebolaget LM Ericsson (B Shares)	88,507	1,067,258
TeliaSonera AB	68,228	494,853
Volvo AB (B Shares) (d)	44,635	703,621
TOTAL SWEDEN		12,420,428
Switzerland - 6.5%
ABB Ltd. (Reg.)	63,981	1,540,413
Actelion Ltd.	3,076	302,148
Adecco SA (Reg.)	3,957	330,687
Aryzta AG	2,530	233,567
Baloise Holdings AG	1,431	173,977
Barry Callebaut AG	63	85,541
Coca-Cola HBC AG	2,349	59,411
Coca-Cola HBC AG sponsored ADR	3,147	79,273
Compagnie Financiere Richemont SA Series A	15,146	1,536,800
Credit Suisse Group AG	44,158	1,399,925
Ems-Chemie Holding AG	216	84,120
Geberit AG (Reg.)	1,120	373,248
Givaudan SA	266	419,205
Holcim Ltd. (Reg.)	6,540	598,937
Julius Baer Group Ltd.	6,451	301,623
Kuehne & Nagel International AG	1,597	218,111
Lindt & Spruengli AG	3	174,969
Lindt & Spruengli AG (participation certificate)	28	136,166
Lonza Group AG	1,585	165,596
Nestle SA	93,472	7,223,894
Novartis AG	66,763	5,803,880
Pargesa Holding SA	728	66,009
Partners Group Holding AG	533	145,832
Roche Holding AG (participation certificate)	20,409	5,986,905
Schindler Holding AG:
(participation certificate)	1,431	221,455
(Reg.)	535	81,578
SGS SA (Reg.)	160	399,046
Sika AG (Bearer)	65	262,851
Sonova Holding AG Class B	1,426	205,774
Common Stocks - continued
	Shares	Value
Switzerland - continued
Sulzer AG (Reg.)	750	$ 115,385
Swatch Group AG (Bearer)	892	572,133
Swatch Group AG (Bearer) (Reg.)	1,313	158,139
Swiss Life Holding AG	928	227,967
Swiss Prime Site AG	1,545	129,818
Swiss Re Ltd.	10,150	886,294
Swisscom AG	683	415,186
Syngenta AG (Switzerland)	2,715	1,075,117
Transocean Ltd. (Switzerland)	10,439	445,149
UBS AG	106,142	2,219,841
Zurich Insurance Group AG	4,275	1,224,551
TOTAL SWITZERLAND		36,080,521
Taiwan - 2.4%
Acer, Inc. (a)	82,000	50,697
Advanced Semiconductor Engineering, Inc.	175,916	205,068
Advantech Co. Ltd.	8,000	51,715
Asia Cement Corp.	58,987	77,631
Asia Pacific Telecom Co. Ltd.	38,000	18,203
ASUSTeK Computer, Inc.	20,000	206,859
AU Optronics Corp. (a)	232,000	88,294
Catcher Technology Co. Ltd.	19,000	160,299
Cathay Financial Holding Co. Ltd.	227,415	321,158
Chang Hwa Commercial Bank	122,827	71,460
Cheng Shin Rubber Industry Co. Ltd.	49,899	143,252
Cheng Uei Precision Industries Co. Ltd.	8,029	16,156
Chicony Electronics Co. Ltd.	14,150	36,823
China Airlines Ltd. (a)	92,490	30,967
China Development Finance Holding Corp.	376,800	108,048
China Life Insurance Co. Ltd.	66,701	58,375
China Motor Co. Ltd.	11,000	9,955
China Petrochemical Development Corp.	46,750	18,442
China Steel Corp.	351,869	295,698
Chinatrust Financial Holding Co. Ltd.	398,611	237,194
Chunghwa Telecom Co. Ltd.	109,000	341,216
Clevo Co. Ltd.	13,161	24,214
Compal Electronics, Inc.	113,000	80,726
CTCI Corp.	17,000	27,163
Delta Electronics, Inc.	53,000	325,040
E.SUN Financial Holdings Co. Ltd.	123,865	74,938
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	11,283	1,216
ECLAT Textile Co. Ltd.	4,000	43,759
Common Stocks - continued
	Shares	Value
Taiwan - continued
EPISTAR Corp.	21,000	$ 45,877
EVA Airways Corp. (a)	37,400	18,969
Evergreen Marine Corp. (Taiwan) (a)	36,000	20,467
Far Eastern Department Stores Co. Ltd.	36,734	34,219
Far Eastern Textile Ltd.	87,560	89,692
Far EasTone Telecommunications Co. Ltd.	45,000	97,413
Farglory Land Development Co. Ltd.	6,398	10,499
Feng Hsin Iron & Steel Co.	8,000	13,419
First Financial Holding Co. Ltd.	213,802	125,451
Formosa Chemicals & Fibre Corp.	90,590	219,226
Formosa International Hotel Corp.	1,100	12,945
Formosa Petrochemical Corp.	31,000	78,000
Formosa Plastics Corp.	123,480	318,468
Formosa Taffeta Co. Ltd.	17,000	17,780
Foxconn Technology Co. Ltd.	27,060	67,279
Fubon Financial Holding Co. Ltd.	200,398	259,088
Giant Manufacturing Co. Ltd.	10,000	78,235
Hermes Microvision, Inc.	1,000	41,438
Highwealth Construction Corp.	7,400	16,510
HIWIN Technologies Corp.	5,111	48,627
Hon Hai Precision Industry Co. Ltd. (Foxconn)	327,300	939,622
Hotai Motor Co. Ltd.	7,000	82,147
HTC Corp.	20,000	102,766
Hua Nan Financial Holdings Co. Ltd.	154,003	86,790
Innolux Corp. (a)	190,297	65,608
Inventec Corp.	70,280	64,769
Kinsus Interconnect Technology Corp.	8,000	30,233
Largan Precision Co. Ltd.	3,000	187,466
Lee Chang Yung Chemical Industry Corp.	11,216	11,545
Lite-On Technology Corp.	56,224	85,924
MediaTek, Inc.	41,970	656,705
Mega Financial Holding Co. Ltd.	281,632	215,667
Merida Industry Co. Ltd.	6,000	40,178
Nan Ya Plastics Corp.	139,780	306,292
Nankang Rubber Tire Co. Ltd. (a)	17,469	19,863
Novatek Microelectronics Corp.	15,000	69,367
Pegatron Corp.	54,000	81,898
Phison Electronics Corp.	4,000	27,183
Pou Chen Corp.	68,000	86,562
Powertech Technology, Inc.	16,000	25,910
President Chain Store Corp.	16,000	119,076
Quanta Computer, Inc.	74,000	203,120
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	11,241	$ 45,276
Realtek Semiconductor Corp.	14,090	40,216
Ruentex Development Co. Ltd.	18,703	33,109
Ruentex Industries Ltd.	15,015	35,689
ScinoPharm Taiwan Ltd.	7,080	19,269
Shin Kong Financial Holding Co. Ltd.	177,399	53,751
Siliconware Precision Industries Co. Ltd.	83,000	123,119
Simplo Technology Co. Ltd.	7,200	37,473
Sinopac Holdings Co.	186,611	83,205
Standard Foods Corp.	11,876	32,677
Synnex Technology International Corp.	44,000	68,482
Taishin Financial Holdings Co. Ltd.	191,457	86,952
Taiwan Business Bank	98,532	28,744
Taiwan Cement Corp.	103,000	163,554
Taiwan Cooperative Financial Holding Co. Ltd.	149,038	79,298
Taiwan Fertilizer Co. Ltd.	22,000	43,759
Taiwan Glass Industry Corp.	21,225	19,420
Taiwan Mobile Co. Ltd.	50,600	163,380
Taiwan Semiconductor Manufacturing Co. Ltd.	718,000	2,824,318
TECO Electric & Machinery Co. Ltd.	57,000	61,978
Transcend Information, Inc.	4,000	13,207
TSRC Corp.	16,200	23,791
U-Ming Marine Transport Corp.	13,000	21,893
Unified-President Enterprises Corp.	129,652	219,629
Unimicron Technology Corp.	29,000	24,659
United Microelectronics Corp.	340,000	148,405
Vanguard International Semiconductor Corp.	23,000	31,413
Walsin Lihwa Corp. (a)	114,000	37,414
Wan Hai Lines Ltd.	17,000	8,482
Wistron Corp.	68,280	57,041
WPG Holding Co. Ltd.	42,000	51,655
Yang Ming Marine Transport Corp. (a)	61,000	24,974
Yuanta Financial Holding Co. Ltd.	228,190	113,847
Yulon Motor Co. Ltd.	21,000	32,650
TOTAL TAIWAN		13,099,588
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	30,700	229,586
Airports of Thailand PCL (For. Reg.)	13,800	83,158
Bangkok Bank PCL	18,400	107,466
Bangkok Bank PCL (For. Reg.)	13,700	80,015
Bangkok Dusit Medical Service PCL (For. Reg.)	84,000	38,418
Common Stocks - continued
	Shares	Value
Thailand - continued
Banpu PCL (For. Reg.)	25,500	$ 23,640
BEC World PCL (For. Reg.)	24,100	40,775
BTS Group Holdings PCL	168,800	43,556
C.P. ALL PCL (For. Reg.)	134,200	174,178
Central Pattana PCL (For. Reg.)	34,400	48,103
Charoen Pokphand Foods PCL (For. Reg.)	82,400	68,752
Glow Energy PCL (For. Reg.)	14,000	33,637
Home Product Center PCL (For. Reg.)	93,199	25,777
Indorama Ventures PCL (For. Reg.)	40,700	29,934
IRPC PCL (For. Reg.)	378,700	43,066
Kasikornbank PCL	21,700	131,769
Kasikornbank PCL (For. Reg.)	32,600	197,957
Krung Thai Bank PCL (For. Reg.)	86,555	48,413
Minor International PCL (For. Reg.)	39,300	29,876
PTT Exploration and Production PCL (For. Reg.)	39,244	193,431
PTT Global Chemical PCL (For. Reg.)	47,139	101,605
PTT PCL (For. Reg.)	26,100	252,451
Siam Cement PCL	4,100	55,241
Siam Cement PCL (For. Reg.)	8,800	118,566
Siam Commercial Bank PCL (For. Reg.)	49,100	251,114
Thai Oil PCL (For. Reg.)	26,500	42,788
TMB PCL (For. Reg.)	367,100	26,092
True Corp. PCL (For. Reg.) (a)	146,600	30,579
TOTAL THAILAND		2,549,943
Turkey - 0.3%
Akbank T.A.S.	53,807	187,804
Anadolu Efes Biracilik Ve Malt Sanayii A/S	6,446	77,082
Arcelik A/S	5,615	34,569
Bim Birlesik Magazalar A/S JSC	6,466	149,283
Coca-Cola Icecek Sanayi A/S	1,582	37,049
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	69,285	90,562
Enka Insaat ve Sanayi A/S	11,560	35,038
Eregli Demir ve Celik Fabrikalari T.A.S.	33,950	47,109
Ford Otomotiv Sanayi A/S	1,426	16,107
Haci Omer Sabanci Holding A/S	23,819	100,395
Koc Holding A/S	18,841	84,142
Koza Altin Isletmeleri A/S	1,096	10,926
TAV Havalimanlari Holding A/S	4,501	36,024
Tofas Turk Otomobil Fabrikasi A/S	3,937	24,052
Tupras Turkiye Petrol Rafinelleri A/S	3,501	78,756
Turk Hava Yollari AO	13,882	44,377
Common Stocks - continued
	Shares	Value
Turkey - continued
Turk Sise ve Cam Fabrikalari A/S	13,216	$ 16,524
Turk Telekomunikasyon A/S	11,846	35,512
Turkcell Iletisim Hizmet A/S (a)	21,129	123,403
Turkiye Garanti Bankasi A/S	70,490	259,664
Turkiye Halk Bankasi A/S	18,759	125,264
Turkiye Is Bankasi A/S Series C	47,268	111,256
Turkiye Vakiflar Bankasi TAO	26,198	54,715
Ulker Biskuvi Sanayi A/S	3,473	26,481
Yapi ve Kredi Bankasi A/S	28,498	59,249
TOTAL TURKEY		1,865,343
United Kingdom - 14.3%
3i Group PLC	28,687	183,957
Aberdeen Asset Management PLC	28,569	210,694
Admiral Group PLC	5,391	127,248
Aggreko PLC	7,663	204,036
AMEC PLC	8,144	169,817
Anglo American PLC (United Kingdom)	40,702	1,088,092
Antofagasta PLC	10,922	145,128
ARM Holdings PLC	41,037	621,104
ASOS PLC (a)	1,689	121,882
Associated British Foods PLC	10,231	513,211
AstraZeneca PLC (United Kingdom)	36,440	2,876,381
Aviva PLC	85,735	764,053
Babcock International Group PLC	10,608	213,852
Babcock International Group PLC rights 5/6/14 (a)	4,080	27,555
BAE Systems PLC	91,969	621,122
Barclays PLC	445,278	1,901,359
BG Group PLC	99,069	2,003,872
BHP Billiton PLC	61,559	1,998,475
BP PLC	510,173	4,307,452
BP PLC sponsored ADR	5,058	256,036
British American Tobacco PLC (United Kingdom)	54,829	3,166,100
British Land Co. PLC	27,808	324,197
British Sky Broadcasting Group PLC	29,803	442,811
BT Group PLC	229,478	1,432,551
Bunzl PLC	9,708	275,533
Burberry Group PLC	12,796	320,831
Capita Group PLC	18,873	345,737
Capital Shopping Centres Group PLC	27,241	134,302
Carnival PLC	5,377	214,966
Centrica PLC	148,075	825,032
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	29,822	$ 155,435
Compass Group PLC	52,551	835,809
Croda International PLC	4,137	179,931
Diageo PLC	72,761	2,229,384
Direct Line Insurance Group PLC	30,675	129,635
easyJet PLC	4,188	115,753
Fresnillo PLC	4,878	70,130
G4S PLC (United Kingdom)	46,684	186,018
GKN PLC	47,401	307,322
GlaxoSmithKline PLC	141,122	3,899,280
Hammerson PLC	21,327	205,429
Hargreaves Lansdown PLC	6,607	130,517
HSBC Holdings PLC (United Kingdom)	553,902	5,659,562
ICAP PLC	15,760	110,189
IMI PLC	8,199	207,648
Imperial Tobacco Group PLC	28,107	1,213,446
Inmarsat PLC	13,768	169,230
InterContinental Hotel Group PLC	7,274	248,600
Intertek Group PLC	4,726	231,881
Investec PLC	15,635	137,666
ITV PLC	110,270	338,847
J Sainsbury PLC	35,293	200,039
Johnson Matthey PLC	6,121	338,255
Kingfisher PLC	68,364	482,595
Land Securities Group PLC	23,001	412,427
Legal & General Group PLC	173,463	620,309
Lloyds Banking Group PLC (a)	1,451,994	1,851,602
London Stock Exchange Group PLC	5,415	165,665
Marks & Spencer Group PLC	47,811	356,074
Meggitt PLC	24,018	193,311
Melrose PLC	30,022	144,718
National Grid PLC	107,593	1,529,248
Next PLC	4,506	496,037
Old Mutual PLC	141,221	476,160
Pearson PLC	23,998	450,010
Persimmon PLC	8,963	198,547
Prudential PLC	74,314	1,708,415
Reckitt Benckiser Group PLC	18,766	1,512,936
Reed Elsevier PLC	33,535	493,731
Rexam PLC	22,563	188,953
Rio Tinto PLC	37,032	2,013,347
Rolls-Royce Group PLC	54,814	971,754
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal & Sun Alliance Insurance Group PLC	150,672	$ 249,688
Royal Bank of Scotland Group PLC (a)	63,872	323,605
Royal Dutch Shell PLC:
Class A (Netherlands)	17,044	674,223
Class A (United Kingdom)	90,026	3,559,108
Class A sponsored ADR	2,531	199,291
Class B (United Kingdom)	72,231	3,067,001
Royal Mail PLC	20,125	179,919
SABMiller PLC	27,904	1,517,278
Sage Group PLC	33,238	239,292
Schroders PLC	3,033	130,891
Scottish & Southern Energy PLC	27,910	718,629
Segro PLC	19,375	114,462
Serco Group PLC	13,282	76,269
Severn Trent PLC	7,044	219,428
Smith & Nephew PLC	26,149	407,745
Smiths Group PLC	11,669	263,021
Standard Chartered PLC (United Kingdom)	70,526	1,525,960
Standard Life PLC	69,277	447,049
Tate & Lyle PLC	14,163	167,629
Tesco PLC	234,806	1,163,213
The Weir Group PLC	6,403	290,811
Travis Perkins PLC	7,239	208,391
TUI Travel PLC	11,837	85,498
Tullow Oil PLC	26,770	397,747
Unilever PLC	37,138	1,661,298
United Utilities Group PLC	19,865	266,979
Vodafone Group PLC	742,691	2,819,709
Vodafone Group PLC sponsored ADR	2,563	97,291
Whitbread PLC	5,356	368,957
William Hill PLC	24,919	149,234
WM Morrison Supermarkets PLC	62,507	212,023
TOTAL UNITED KINGDOM		79,204,870
United States of America - 0.0%
Southern Copper Corp.	4,596	138,523
TOTAL COMMON STOCKS (Cost $480,568,760)		528,998,341
Nonconvertible Preferred Stocks - 1.7%
	Shares	Value
Brazil - 1.0%
AES Tiete SA (PN) (non-vtg.)	2,100	$ 16,491
Banco Bradesco SA (PN)	62,790	934,634
Banco do Estado Rio Grande do Sul SA	3,900	21,881
Bradespar SA (PN)	7,200	62,321
Braskem SA (PN-A)	3,900	26,621
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	55,988
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	4,200	198,722
Companhia Energetica de Minas Gerais (CEMIG) (PN)	22,987	175,154
Companhia Energetica de Sao Paulo Series B	4,500	53,340
Companhia Paranaense de Energia-Copel (PN-B)	2,600	37,255
Gerdau SA (PN)	26,000	155,901
Itau Unibanco Holding SA	72,830	1,201,993
Itausa-Investimentos Itau SA (PN)	85,317	374,978
Lojas Americanas SA (PN)	9,278	70,279
Marcopolo SA (PN)	12,700	23,295
Metalurgica Gerdau SA (PN)	8,600	62,328
Oi SA (PN)	21,548	20,681
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	119,200	885,814
Suzano Papel e Celulose SA	7,900	25,758
Telefonica Brasil SA	8,900	186,961
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	9,600	37,543
Vale SA (PN-A)	54,700	648,133
TOTAL BRAZIL		5,276,071
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	40,978
Sociedad Quimica y Minera de Chile SA (PN-B)	2,542	81,050
TOTAL CHILE		122,028
Colombia - 0.1%
Banco Davivienda SA	2,080	29,623
BanColombia SA (PN)	13,018	184,188
Grupo Aval Acciones y Valores SA	40,186	27,184
Grupo de Inversiones Suramerica SA	2,568	50,655
Inversiones Argos SA	4,090	45,070
TOTAL COLOMBIA		336,720
France - 0.0%
Air Liquide SA	745	106,562
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,554	152,856
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
FUCHS PETROLUB AG	1,044	$ 104,820
Henkel AG & Co. KGaA	5,011	558,038
Porsche Automobil Holding SE (Germany)	4,419	486,471
Volkswagen AG	4,217	1,135,573
TOTAL GERMANY		2,437,758
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	174,403	173,352
Korea (South) - 0.2%
Hyundai Motor Co.	792	99,661
Hyundai Motor Co. Series 2	1,130	158,600
LG Chemical Ltd.	249	36,033
Samsung Electronics Co. Ltd.	589	591,224
TOTAL KOREA (SOUTH)		885,518
Russia - 0.0%
AK Transneft OAO (a)	44	97,424
Sberbank (Savings Bank of the Russian Federation)	24,295	41,027
Surgutneftegas	53,392	37,168
TOTAL RUSSIA		175,619
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	7,345,076	12,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,242,926)		9,526,029
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 5/22/14 to 7/24/14 (f) (Cost $1,599,822)	$ 1,600,000	1,599,968
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	11,925,679	$ 11,925,679
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	15,594,992	15,594,992
TOTAL MONEY MARKET FUNDS (Cost $27,520,671)		27,520,671
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $518,932,179)		567,645,009
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(12,054,346)
NET ASSETS - 100%		$ 555,590,663
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
125 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	$ 12,026,875	$ 326,935
76 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	3,779,100	134,955
8 TME S&P/TSX 60 Index Contracts (Canada)	June 2014	1,220,528	28,739
TOTAL EQUITY INDEX CONTRACTS		$ 17,026,503	$ 490,629

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,834 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $981,975.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,828
Fidelity Securities Lending Cash Central Fund	59,255
Total	$ 68,083
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,814,138	$ 46,450,395	$ 10,363,743	$ -
Consumer Staples	53,958,469	32,510,772	21,447,697	-
Energy	51,105,449	28,682,923	22,422,526	-
Financials	143,529,079	102,523,524	41,005,555	-
Health Care	44,224,531	16,420,645	27,803,886	-
Industrials	59,528,796	52,583,815	6,679,535	265,446
Information Technology	35,713,710	23,573,366	12,140,344	-
Materials	46,783,016	34,912,372	11,870,644	-
Telecommunication Services	28,106,929	14,286,577	13,820,352	-
Utilities	18,760,253	16,737,972	2,022,281	-
Government Obligations	1,599,968	-	1,599,968	-
Money Market Funds	27,520,671	27,520,671	-	-
Total Investments in Securities:	$ 567,645,009	$ 396,203,032	$ 171,176,531	$ 265,446
Derivative Instruments:
Assets
Futures Contracts	$ 490,629	$ 490,629	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 16,268,475
Level 2 to Level 1	$ 45,989,833
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 490,629	$ -
Total Value of Derivatives	$ 490,629	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,741,303) - See accompanying schedule: Unaffiliated issuers (cost $491,411,508)	$ 540,124,338
Fidelity Central Funds (cost $27,520,671)	27,520,671
Total Investments (cost $518,932,179)		$ 567,645,009
Foreign currency held at value (cost $864,611)		865,866
Receivable for investments sold		23,456
Receivable for fund shares sold		1,243,056
Dividends receivable		2,060,524
Distributions receivable from Fidelity Central Funds		34,701
Receivable for daily variation margin for derivative instruments		36,223
Receivable from investment adviser for expense reductions		45,483
Other receivables		506
Total assets		571,954,824

Liabilities
Payable to custodian bank	$ 679
Payable for investments purchased	98,840
Payable for fund shares redeemed	491,327
Accrued management fee	90,318
Other affiliated payables	28,119
Other payables and accrued expenses	59,886
Collateral on securities loaned, at value	15,594,992
Total liabilities		16,364,161

Net Assets		$ 555,590,663
Net Assets consist of:
Paid in capital		$ 500,395,162
Undistributed net investment income		7,292,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,251,619)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,154,530
Net Assets		$ 555,590,663

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($13,783,880 ÷ 1,093,981 shares)	$ 12.60

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($374,017,958 ÷ 29,678,494 shares)	$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($93,970,223 ÷ 7,454,966 shares)	$ 12.61

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($73,818,602 ÷ 5,854,370 shares)	$ 12.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,249,219
Special Dividends		2,164,711
Interest		830
Income from Fidelity Central Funds		68,083
Income before foreign taxes withheld		9,482,843
Less foreign taxes withheld		(588,857)
Total income		8,893,986

Expenses
Management fee	$ 482,888
Transfer agent fees	150,126
Independent trustees' compensation	882
Miscellaneous	425
Total expenses before reductions	634,321
Expense reductions	(244,213)	390,108
Net investment income (loss)		8,503,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,174)
Foreign currency transactions	(29,272)
Futures contracts	237,941
Total net realized gain (loss)		157,495
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $18,879)	8,142,935
Assets and liabilities in foreign currencies	10,569
Futures contracts	163,154
Total change in net unrealized appreciation (depreciation)		8,316,658
Net gain (loss)		8,474,153
Net increase (decrease) in net assets resulting from operations		$ 16,978,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,503,878	$ 6,329,998
Net realized gain (loss)	157,495	(243,438)
Change in net unrealized appreciation (depreciation)	8,316,658	36,830,381
Net increase (decrease) in net assets resulting from operations	16,978,031	42,916,941
Distributions to shareholders from net investment income	(6,862,480)	(1,883,129)
Distributions to shareholders from net realized gain	(932,749)	(93,195)
Total distributions	(7,795,229)	(1,976,324)
Share transactions - net increase (decrease)	125,282,594	265,547,082
Redemption fees	61,117	169,944
Total increase (decrease) in net assets	134,526,513	306,657,643

Net Assets
Beginning of period	421,064,150	114,406,507
End of period (including undistributed net investment income of $7,292,590 and undistributed net investment income of $5,651,192, respectively)	$ 555,590,663	$ 421,064,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 K	.29	.29	.03
Net realized and unrealized gain (loss)	.16	1.76	.18	.06
Total from investment operations	.37	2.05	.47	.09
Distributions from net investment income	(.18)	(.15)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.21)	(.16)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.60	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	3.08%	19.79%	4.81%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.34% A	.34%	.34%	.34% A
Expenses net of fee waivers, if any	.22% A	.23%	.24%	.24% A
Expenses net of all reductions	.22% A	.23%	.24%	.24% A
Net investment income (loss)	3.46% A, K	2.59%	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,784	$ 10,037	$ 25,552	$ 1,790
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21 K	.30	.30	.03
Net realized and unrealized gain (loss)	.17	1.76	.17	.06
Total from investment operations	.38	2.06	.47	.09
Distributions from net investment income	(.19)	(.16)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22)	(.17)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.60	$ 12.44	$ 10.54	$ 10.09
Total Return B, C	3.12%	19.88%	4.81%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.28% A	.28%	.28%	.28% A
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.18% A
Expenses net of all reductions	.18% A	.18%	.18%	.18% A
Net investment income (loss)	3.50% A, K	2.64%	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 374,018	$ 281,895	$ 67,539	$ 17,715
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.61%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22 L	.31	.30	.03
Net realized and unrealized gain (loss)	.16	1.76	.18	.06
Total from investment operations	.38	2.07	.48	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.22) J	(.18)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.61	$ 12.45	$ 10.55	$ 10.09
Total Return B, C	3.18%	19.94%	4.91%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23%	.23%	.23% A
Expenses net of fee waivers, if any	.13% A	.13%	.13%	.13% A
Expenses net of all reductions	.13% A	.13%	.13%	.13% A
Net investment income (loss)	3.55% A, L	2.69%	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,970	$ 66,248	$ 21,199	$ 7,567
Portfolio turnover rate F	2% A	6%	7%	1% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

K Amount not annualized.

L Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.66%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.45	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22 K	.32	.30	.03
Net realized and unrealized gain (loss)	.17	1.74	.19	.06
Total from investment operations	.39	2.06	.49	.09
Distributions from net investment income	(.20)	(.17)	-	-
Distributions from net realized gain	(.03)	(.01)	(.03)	-
Total distributions	(.23)	(.18)	(.03)	-
Redemption fees added to paid in capital D	- I	.01	.01	- I
Net asset value, end of period	$ 12.61	$ 12.45	$ 10.56	$ 10.09
Total Return B, C	3.21%	19.87%	5.01%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.19%	.20%	.20% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10% A
Net investment income (loss)	3.58% A, K	2.72%	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,819	$ 62,884	$ 117	$ 7,568
Portfolio turnover rate F	2% A	6%	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

K Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.69%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S., Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 243,602,199	$ 25,628,230	$ (20,127,120)	$ 5,501,110
Spartan Global ex U.S. Index Fund	519,260,621	69,522,435	(21,138,047)	48,384,388

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (6,667,705)	$ (862,220)	$ (7,529,925)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (323,085)	$ 155,079
Totals (a)	$ (323,085)	$ 155,079
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 237,941	$ 163,154
Totals (a)	$ 237,941	$ 163,154

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Spartan Global ex U.S. Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	49,328,542	19,149,392
Spartan Global ex U.S. Index Fund	124,953,300	3,845,579

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, ..035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 11,324
Fidelity Advantage Class	103,560
Institutional Class	795
$ 115,679

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Spartan Global ex U.S. Index Fund	Amount
Investor Class	$ 8,929
Fidelity Advantage Class	129,004
Institutional Class	12,193
$ 150,126

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	Borrower	$ 12,544,000.31%		$ 755

Other. During the period, the investment adviser reimbursed Spartan Global ex U.S. Index Fund for certain losses in the amount of $2,291.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 206
Spartan Global ex U.S. Index Fund	425

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 7,008
Spartan Global ex U.S. Index Fund	59,255

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Emerging Markets Index Fund	$ 2,166,000.58%		$ 105

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$ 8,111
Fidelity Advantage Class	.20%	155,766
Institutional Class	.13%	4,008
Fidelity Advantage Institutional Class	.10%	2,038
Spartan Global ex U.S. Index Fund
Investor Class	.22%	7,677
Fidelity Advantage Class	.18%	162,059
Institutional Class	.13%	40,845
Fidelity Advantage Institutional Class	.10%	33,300

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Spartan Emerging Markets Index Fund	$ 513
Spartan Global ex U.S. Index Fund	324

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 5
Spartan Global ex U.S. Index Fund	8

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 196,321	$ 596,789
Fidelity Advantage Class	4,268,409	803,258
Institutional Class	5,565	9,000
Fidelity Advantage Institutional Class	154,455	1,234
Total	$ 4,624,750	$ 1,410,281
From net realized gain
Investor Class	$ -	$ 313,070
Fidelity Advantage Class	-	377,504
Institutional Class	-	3,966
Fidelity Advantage Institutional Class	-	529
Total	$ -	$ 695,069
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 226,598	$ 416,574
Fidelity Advantage Class	4,521,436	1,114,795
Institutional Class	1,107,946	349,844
Fidelity Advantage Institutional Class	1,006,500	1,916
Total	$ 6,862,480	$ 1,883,129
From net realized gain
Investor Class	$ 32,059	$ 21,640
Fidelity Advantage Class	621,801	54,936
Institutional Class	147,471	16,531
Fidelity Advantage Institutional Class	131,418	88
Total	$ 932,749	$ 93,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	982,185	5,062,409	$ 9,132,638	$ 51,516,941
Reinvestment of distributions	18,567	82,497	174,910	824,144
Shares redeemed	(809,440)	(8,686,974)	(7,505,510)	(87,732,120)
Net increase (decrease)	191,312	(3,542,068)	$ 1,802,038	$ (35,391,035)
Fidelity Advantage Class
Shares sold	8,051,264	24,217,181	$ 75,171,412	$ 238,491,795
Reinvestment of distributions	429,331	111,290	4,044,463	1,111,792
Shares redeemed	(5,387,018)	(8,707,952)	(50,517,042)	(84,458,854)
Net increase (decrease)	3,093,577	15,620,519	$ 28,698,833	$ 155,144,733
Institutional Class
Shares sold	1,050,717	53,539	$ 9,748,006	$ 528,823
Reinvestment of distributions	590	1,297	5,565	12,966
Shares redeemed	(140,088)	(60,597)	(1,293,969)	(586,567)
Net increase (decrease)	911,219	(5,761)	$ 8,459,602	$ (44,778)
Fidelity Advantage Institutional Class
Shares sold	111,346	815,606	$ 1,066,348	$ 7,380,534
Reinvestment of distributions	16,379	176	154,455	1,763
Shares redeemed	(849,704)	(90,970)	(7,887,636)	(868,609)
Net increase (decrease)	(721,979)	724,812	$ (6,666,833)	$ 6,513,688
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,177,807	1,801,296	$ 14,453,497	$ 20,127,243
Reinvestment of distributions	16,896	37,086	200,243	401,269
Shares redeemed	(907,752)	(3,456,497)	(11,049,446)	(38,972,386)
Net increase (decrease)	286,951	(1,618,115)	$ 3,604,294	$ (18,443,874)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Spartan Global ex U.S. Index Fund
Fidelity Advantage Class
Shares sold	9,184,362	18,744,389	$ 112,456,371	$ 214,525,504
Reinvestment of distributions	409,534	104,604	4,853,705	1,131,814
Shares redeemed	(2,571,882)	(2,597,969)	(31,467,637)	(29,841,950)
Net increase (decrease)	7,022,014	16,251,024	$ 85,842,439	$ 185,815,368
Institutional Class
Shares sold	2,844,507	6,166,157	$ 34,781,601	$ 69,861,478
Reinvestment of distributions	105,927	33,861	1,255,417	366,375
Shares redeemed	(817,367)	(2,887,399)	(10,003,184)	(32,632,011)
Net increase (decrease)	2,133,067	3,312,619	$ 26,033,834	$ 37,595,842
Fidelity Advantage Institutional Class
Shares sold	1,264,807	5,098,656	$ 15,475,942	$ 61,312,872
Reinvestment of distributions	96,013	185	1,137,918	2,004
Shares redeemed	(555,694)	(60,641)	(6,811,833)	(735,130)
Net increase (decrease)	805,126	5,038,200	$ 9,802,027	$ 60,579,746

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-I-GUX-I-USAN-0614
1.929370.102

Fidelity®

Series Global ex U.S. Index

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.20%	$ 1,000.00	$ 1,030.80	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom 14.5%
Japan 13.5%
Canada 7.3%
France 7.1%
Germany 6.7%
Switzerland 6.6%
Australia 5.6%
Korea (South) 3.3%
Spain 2.6%
Other* 32.8%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan 14.1%
United Kingdom 13.7%
Canada 7.1%
France 6.3%
Switzerland 6.1%
Germany 6.0%
Australia 5.5%
Korea (South) 3.2%
Hong Kong 2.5%
Other* 35.5%

* Includes Short-Term investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.1	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.8
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.7
Toyota Motor Corp. (Japan, Automobiles)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.7
Sanofi SA (France, Pharmaceuticals)	0.7	0.7
	9.3
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	25.3
Industrials	10.9	10.3
Consumer Discretionary	10.4	9.7
Consumer Staples	9.9	9.4
Energy	9.2	9.4
Materials	8.4	7.8
Health Care	8.1	7.1
Information Technology	6.7	6.5
Telecommunication Services	5.3	5.5
Utilities	3.4	3.1

Semiannual Report

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 5.6%
AGL Energy Ltd.	69,035	$ 1,011,385
ALS Ltd.	44,044	306,877
Alumina Ltd. (a)	268,667	337,485
Amcor Ltd.	150,430	1,438,022
AMP Ltd.	356,610	1,673,018
APA Group unit	96,002	593,978
Asciano Ltd.	122,076	613,541
ASX Ltd.	22,622	746,903
Australia & New Zealand Banking Group Ltd.	335,162	10,732,769
Bank of Queensland Ltd.	41,868	476,857
Bendigo & Adelaide Bank Ltd.	50,487	539,847
BHP Billiton Ltd.	369,271	13,004,475
BHP Billiton Ltd. sponsored ADR (d)	12,217	861,787
Boral Ltd.	100,103	529,145
Brambles Ltd.	192,881	1,689,728
Caltex Australia Ltd.	16,292	337,062
CFS Retail Property Trust unit	267,615	499,715
Coca-Cola Amatil Ltd.	66,784	573,892
Cochlear Ltd.	6,457	352,055
Commonwealth Bank of Australia	196,712	14,418,616
Computershare Ltd.	55,170	632,974
Crown Ltd.	49,445	736,788
CSL Ltd.	59,563	3,786,507
DEXUS Property Group unit	684,517	721,765
Echo Entertainment Group Ltd.	86,532	226,695
Federation Centres unit	164,893	381,432
Flight Centre Travel Group Ltd.	6,655	332,309
Fortescue Metals Group Ltd.	191,885	900,219
Goodman Group unit	203,785	942,795
Harvey Norman Holdings Ltd.	58,678	178,799
Iluka Resources Ltd.	53,567	442,400
Incitec Pivot Ltd.	204,797	547,938
Insurance Australia Group Ltd.	278,604	1,485,645
Leighton Holdings Ltd.	21,111	374,199
Lend Lease Group unit	64,824	779,868
Macquarie Group Ltd.	35,306	1,892,518
Metcash Ltd.	99,172	256,124
Mirvac Group unit	440,098	715,489
National Australia Bank Ltd.	287,234	9,419,466
Newcrest Mining Ltd.	93,049	904,189
Orica Ltd.	45,058	915,454
Origin Energy Ltd.	135,486	1,875,411
Common Stocks - continued
	Shares	Value
Australia - continued
Qantas Airways Ltd. (a)	119,946	$ 135,944
QBE Insurance Group Ltd.	149,467	1,607,939
QR National Ltd.	260,979	1,255,888
Ramsay Health Care Ltd.	16,503	686,995
realestate.com.au Ltd.	6,354	276,077
Rio Tinto Ltd.	52,891	3,031,675
Santos Ltd.	122,548	1,565,398
SEEK Ltd.	39,423	612,353
Sonic Healthcare Ltd.	44,300	728,438
SP AusNet unit	202,036	262,768
Stockland Corp. Ltd. unit	277,205	1,001,766
Suncorp-Metway Ltd.	155,910	1,885,822
Sydney Airport unit	135,553	531,419
Tabcorp Holdings Ltd.	87,096	300,993
Tatts Group Ltd.	182,061	510,787
Telstra Corp. Ltd.	536,105	2,599,777
The GPT Group unit	198,873	724,232
Toll Holdings Ltd.	88,131	433,112
Transurban Group unit	173,548	1,172,114
Treasury Wine Estates Ltd.	75,676	267,854
Wesfarmers Ltd.	139,912	5,551,371
Westfield Group unit	251,411	2,557,491
Westfield Retail Trust unit	364,764	1,080,982
Westpac Banking Corp.	370,300	12,128,997
Westpac Banking Corp. sponsored ADR (d)	9,826	321,212
Woodside Petroleum Ltd.	79,954	3,030,512
Woolworths Ltd.	153,363	5,317,138
WorleyParsons Ltd.	23,492	366,863
TOTAL AUSTRALIA		129,132,058
Austria - 0.2%
Andritz AG	9,328	578,925
Erste Group Bank AG	31,661	1,062,543
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	113,201	419,636
OMV AG	18,160	849,425
Raiffeisen International Bank-Holding AG	13,871	437,799
Telekom Austria AG	24,696	244,973
Vienna Insurance Group AG	4,262	227,203
Voestalpine AG	14,551	664,163
TOTAL AUSTRIA		4,484,667
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	172,003	$ 866,293
Bailiwick of Jersey - 0.9%
Experian PLC	120,937	2,319,599
Glencore Xstrata PLC	1,304,234	7,013,589
Petrofac Ltd.	30,556	749,614
Randgold Resources Ltd.	10,904	876,498
Shire PLC	72,346	4,137,612
Wolseley PLC	32,236	1,861,957
WPP PLC	163,403	3,523,231
TOTAL BAILIWICK OF JERSEY		20,482,100
Belgium - 0.9%
Ageas	26,807	1,152,354
Anheuser-Busch InBev SA NV	98,034	10,685,303
Belgacom SA (d)	17,990	550,583
Colruyt NV	9,040	510,947
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	14,036	262,192
Delhaize Group SA	9,642	717,976
Groupe Bruxelles Lambert SA	9,908	1,001,661
KBC Groupe SA	30,069	1,831,760
Solvay SA Class A	7,377	1,194,364
Telenet Group Holding NV	6,879	403,169
UCB SA (d)	13,332	1,092,938
Umicore SA	14,139	692,926
TOTAL BELGIUM		20,096,173
Bermuda - 0.4%
Apollo Solar Energy Technology Holdings Ltd.	1,194,000	170,947
Beijing Enterprises Water Group Ltd.	376,000	238,609
Brilliance China Automotive Holdings Ltd.	382,000	590,273
Cheung Kong Infrastructure Holdings Ltd.	74,000	482,965
China Gas Holdings Ltd.	236,000	383,544
China Resources Gas Group Ltd.	108,000	319,698
Cosco Pacific Ltd.	204,449	273,726
Credicorp Ltd. (United States)	8,345	1,245,491
First Pacific Co. Ltd.	268,078	297,021
GOME Electrical Appliances Holdings Ltd.	1,268,000	238,784
Haier Electronics Group Co. Ltd.	130,000	319,259
Kerry Properties Ltd.	73,500	241,273
Kunlun Energy Co. Ltd.	380,000	593,065
Li & Fung Ltd.	722,000	1,048,597
Nine Dragons Paper (Holdings) Ltd.	183,000	120,144
Common Stocks - continued
	Shares	Value
Bermuda - continued
Noble Group Ltd.	504,363	$ 516,955
NWS Holdings Ltd.	167,646	287,160
Seadrill Ltd.	46,921	1,637,890
Shangri-La Asia Ltd.	178,000	293,416
Sihuan Pharmaceutical Holdings Group Ltd.	255,000	280,887
Yue Yuen Industrial (Holdings) Ltd.	83,500	257,944
TOTAL BERMUDA		9,837,648
Brazil - 1.2%
All America Latina Logistica SA	55,400	219,389
Ambev SA (a)	510,330	3,730,633
Ambev SA rights 5/22/14 (a)	713	80
Anhanguera Educacional Participacoes SA	47,300	292,741
Banco Bradesco SA	72,200	1,109,026
Banco do Brasil SA	101,400	1,064,592
Banco Santander SA (Brasil) unit	96,900	647,521
BB Seguridade Participacoes SA	70,600	827,347
BM&F BOVESPA SA	235,400	1,203,525
BR Malls Participacoes SA	47,100	405,359
BR Properties SA	22,700	181,315
Brasil Foods SA	70,700	1,601,233
CCR SA	117,700	921,119
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	113,747
Cetip SA - Mercados Organizado	24,238	308,825
Cia. Hering SA	16,000	169,059
Cielo SA	83,130	1,472,647
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,600	270,897
Companhia de Saneamento de Minas Gerais	5,600	87,400
Companhia Siderurgica Nacional SA (CSN)	74,000	284,086
Cosan SA Industria e Comercio	13,500	231,524
CPFL Energia SA	27,600	234,069
Cyrela Brazil Realty SA	34,600	209,796
Drogasil SA	23,800	202,803
Duratex SA	34,366	148,731
Ecorodovias Infraestrutura e Logistica SA	18,900	112,989
Embraer SA	54,700	472,975
Energias do Brasil SA	23,600	102,560
Estacio Participacoes SA	35,700	382,337
Fibria Celulose SA (a)	20,895	208,036
Hypermarcas SA	40,300	296,952
JBS SA	89,100	307,689
Common Stocks - continued
	Shares	Value
Brazil - continued
Klabin SA:
rights 5/23/14 (a)	1,721	$ 77
unit	56,800	298,042
Kroton Educacional SA	22,400	479,795
Localiza Rent A Car SA	19,460	290,624
Lojas Americanas SA	11,500	73,495
Lojas Renner SA	14,800	435,421
M. Dias Branco SA	4,200	181,543
MRV Engenharia e Participacoes SA	40,800	129,184
Multiplan Empreendimentos Imobiliarios SA	13,600	300,575
Natura Cosmeticos SA	19,500	333,986
Odontoprev SA	34,800	139,684
Petroleo Brasileiro SA - Petrobras (ON)	296,511	2,078,469
Porto Seguro SA	13,300	193,856
Qualicorp SA (a)	26,300	255,599
Souza Cruz SA	45,100	411,609
Sul America SA unit	18,542	135,962
Terna Participacoes SA unit	12,000	107,366
TIM Participacoes SA	90,003	488,412
Totvs SA	13,300	217,178
Tractebel Energia SA	19,100	284,048
Ultrapar Participacoes SA	35,600	893,772
Vale SA	135,800	1,790,568
Vale SA sponsored ADR (d)	26,400	349,008
Weg SA	34,060	411,057
TOTAL BRAZIL		28,100,332
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	21,275	628,321
Agrium, Inc.	18,111	1,739,469
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	50,811	1,432,007
AltaGas Ltd. (d)	15,322	652,833
ARC Resources Ltd. (d)	38,425	1,140,077
ATCO Ltd. Class I (non-vtg.)	8,657	422,641
Athabasca Oil Corp. (a)	35,288	262,072
Bank of Montreal (d)	78,680	5,423,360
Bank of Nova Scotia	147,517	8,963,672
Barrick Gold Corp.	140,712	2,455,929
Baytex Energy Corp. (d)	14,616	608,350
BCE, Inc.	31,478	1,401,511
Bell Aliant, Inc. (d)	8,032	197,860
BlackBerry Ltd. (a)	58,391	447,275
Common Stocks - continued
	Shares	Value
Canada - continued
Bombardier, Inc. Class B (sub. vtg.)	169,622	$ 682,481
Brookfield Asset Management, Inc. Class A	67,360	2,827,639
CAE, Inc.	36,221	478,188
Cameco Corp.	48,049	1,022,748
Canadian Imperial Bank of Commerce (d)	48,931	4,362,518
Canadian National Railway Co.	103,089	6,038,332
Canadian Natural Resources Ltd.	133,295	5,431,280
Canadian Oil Sands Ltd.	59,623	1,292,498
Canadian Pacific Railway Ltd.	21,529	3,361,592
Canadian Tire Ltd. Class A (non-vtg.) (d)	9,513	934,332
Canadian Utilities Ltd. Class A (non-vtg.)	14,099	520,842
Catamaran Corp. (a)	25,545	970,479
Cenovus Energy, Inc.	92,922	2,768,034
CGI Group, Inc. Class A (sub. vtg.) (a)	25,779	929,507
CI Financial Corp.	19,466	632,261
Crescent Point Energy Corp. (d)	47,867	1,947,347
Dollarama, Inc.	7,914	658,218
Eldorado Gold Corp.	82,341	501,836
Empire Co. Ltd. Class A (non-vtg.)	6,534	413,304
Enbridge, Inc. (d)	95,759	4,620,860
Encana Corp.	90,867	2,104,934
Enerplus Corp. (d)	25,636	568,597
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,518	1,097,899
Finning International, Inc.	20,026	540,824
First Capital Realty, Inc.	9,613	157,432
First Quantum Minerals Ltd.	69,846	1,391,121
Fortis, Inc. (d)	24,880	730,930
Franco-Nevada Corp.	18,201	877,295
George Weston Ltd.	5,970	449,799
Gildan Activewear, Inc.	14,476	740,012
Goldcorp, Inc.	98,786	2,439,795
Great-West Lifeco, Inc. (d)	36,342	1,022,569
H&R REIT/H&R Finance Trust	15,045	316,809
Husky Energy, Inc.	42,844	1,400,184
IGM Financial, Inc.	12,489	622,029
Imperial Oil Ltd.	36,683	1,791,227
Industrial Alliance Insurance and Financial Services, Inc.	11,432	471,966
Intact Financial Corp.	16,076	1,055,599
Inter Pipeline Ltd. (d)	39,762	1,081,071
Keyera Corp. (d)	9,169	609,845
Kinross Gold Corp. (a)	134,546	546,261
Loblaw Companies Ltd.	20,685	899,266
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.)	27,930	$ 2,736,302
Manulife Financial Corp. (d)	226,261	4,248,393
MEG Energy Corp. (a)	16,688	600,801
Methanex Corp.	11,195	693,425
Metro, Inc. Class A (sub. vtg.)	10,822	667,063
National Bank of Canada (d)	39,078	1,621,877
New Gold, Inc. (a)	56,711	286,647
Onex Corp. (sub. vtg.)	11,300	645,390
Open Text Corp.	14,637	721,801
Pacific Rubiales Energy Corp.	35,843	585,038
Pembina Pipeline Corp. (d)	39,449	1,550,174
Pengrowth Energy Corp. (d)	59,770	388,269
Penn West Petroleum Ltd. (d)	61,744	558,262
Peyto Exploration & Development Corp.	16,718	616,372
Potash Corp. of Saskatchewan, Inc.	106,297	3,842,422
Power Corp. of Canada (sub. vtg.)	42,845	1,206,329
Power Financial Corp.	30,645	973,549
RioCan (REIT)	16,856	418,766
Rogers Communications, Inc. Class B (non-vtg.)	43,922	1,744,377
Royal Bank of Canada	175,683	11,725,023
Saputo, Inc.	14,839	793,498
Shaw Communications, Inc. Class B (d)	48,435	1,173,258
Silver Wheaton Corp.	43,415	962,929
SNC-Lavalin Group, Inc.	18,886	856,724
Sun Life Financial, Inc. (d)	74,630	2,526,138
Suncor Energy, Inc.	182,876	7,054,420
Talisman Energy, Inc.	126,141	1,303,935
Teck Resources Ltd. Class B (sub. vtg.)	69,840	1,591,719
TELUS Corp.	24,795	873,667
The Toronto-Dominion Bank	223,957	10,774,374
Thomson Reuters Corp.	45,409	1,643,515
Tim Hortons, Inc.	4,141	227,299
Tim Hortons, Inc. (Canada)	13,132	720,310
Tourmaline Oil Corp. (a)	19,673	1,018,606
TransAlta Corp. (d)	35,170	429,658
TransCanada Corp.	87,127	4,060,442
Turquoise Hill Resources Ltd. (a)	106,973	415,770
Valeant Pharmaceuticals International (Canada) (a)	38,920	5,204,602
Vermilion Energy, Inc. (d)	11,336	754,285
Yamana Gold, Inc.	92,705	694,410
TOTAL CANADA		165,994,976
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.0%
AAC Technology Holdings, Inc.	83,000	$ 463,553
Agile Property Holdings Ltd.	146,000	118,450
Anta Sports Products Ltd.	88,000	128,715
ASM Pacific Technology Ltd.	26,200	291,301
Belle International Holdings Ltd.	543,000	562,404
Biostime International Holdings Ltd.	22,000	146,138
Chailease Holding Co. Ltd.	80,400	191,102
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	4,640
China Mengniu Dairy Co. Ltd.	167,000	858,376
China Resources Cement Holdings Ltd.	203,035	140,892
China Resources Land Ltd.	266,000	547,580
China State Construction International Holdings Ltd.	204,000	340,485
Country Garden Holdings Co. Ltd.	519,786	208,506
ENN Energy Holdings Ltd.	94,000	657,143
Evergrande Real Estate Group Ltd.	781,000	348,546
GCL-Poly Energy Holdings Ltd. (a)	1,247,000	373,153
Geely Automobile Holdings Ltd.	580,000	201,240
Golden Eagle Retail Group Ltd. (H Shares)	62,000	79,970
Greentown China Holdings Ltd.	72,000	72,437
Haitian International Holdings Ltd.	84,000	169,236
Hengan International Group Co. Ltd.	93,000	979,427
Intime Department Store Group Co. Ltd.	97,500	95,702
Kingboard Chemical Holdings Ltd.	69,600	132,683
Lee & Man Paper Manufacturing Ltd.	194,000	105,346
Longfor Properties Co. Ltd.	169,500	219,064
MGM China Holdings Ltd.	123,600	430,443
New World China Land Ltd.	338,000	280,324
Sands China Ltd.	294,800	2,152,172
Shenzhou International Group Holdings Ltd.	61,000	210,075
Shimao Property Holdings Ltd.	153,500	302,923
Shui On Land Ltd.	433,170	114,537
Sino Biopharmaceutical Ltd.	388,000	303,776
SOHO China Ltd.	328,000	261,031
Tencent Holdings Ltd.	125,600	7,827,978
Tingyi (Cayman Islands) Holding Corp.	228,000	633,746
TPK Holding Co. Ltd.	26,496	202,022
Uni-President China Holdings Ltd.	125,000	103,509
Want Want China Holdings Ltd.	735,000	1,152,800
Wynn Macau Ltd.	191,200	753,411
Yingde Gases Group Co. Ltd.	121,000	122,203
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Zhen Ding Technology Holding Ltd.	30,230	$ 87,687
Zhongsheng Group Holdings Ltd. Class H	70,000	85,052
TOTAL CAYMAN ISLANDS		22,459,778
Chile - 0.3%
AES Gener SA	278,588	149,846
AES Gener SA rights 4/30/14 (a)	11,573	995
Aguas Andinas SA	294,398	181,620
Banco de Chile	2,973,583	382,070
Banco de Credito e Inversiones	3,810	210,671
Banco Santander Chile	7,615,677	460,243
CAP SA	7,724	115,808
Cencosud SA	134,356	447,651
Colbun SA	944,529	233,699
Compania Cervecerias Unidas SA	19,535	230,575
Compania de Petroleos de Chile SA (COPEC)	57,331	739,683
CorpBanca SA	15,574,022	179,407
E-CL SA	50,227	63,797
Empresa Nacional de Electricidad SA	376,793	557,422
Empresa Nacional de Telecomunicaciones SA (ENTEL)	14,347	176,129
Empresas CMPC SA	143,944	320,411
Enersis SA	2,307,845	746,438
LATAM Airlines Group SA	44,439	678,097
LATAM Airlines Group SA sponsored ADR	341	5,228
S.A.C.I. Falabella	91,040	774,458
Vina Concha y Toro SA	59,320	124,053
TOTAL CHILE		6,778,301
China - 1.9%
Agricultural Bank of China Ltd. (H Shares)	2,676,000	1,121,767
Air China Ltd. (H Shares)	222,000	125,991
Aluminum Corp. of China Ltd. (H Shares) (a)	424,000	152,016
Anhui Conch Cement Co. Ltd. (H Shares)	152,000	564,637
AviChina Industry & Technology Co. Ltd. (H Shares)	212,000	113,206
Bank Communications Co. Ltd. (H Shares)	1,022,200	635,501
Bank of China Ltd. (H Shares)	9,115,024	4,009,085
BBMG Corp. (H Shares)	124,500	87,518
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	216,506
BYD Co. Ltd. (H Shares) (a)	64,500	347,336
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	149,240	99,520
China BlueChemical Ltd. (H Shares)	194,000	104,095
China Cinda Asset Mngmt Co. Ltd. (H Shares)	450,000	226,365
Common Stocks - continued
	Shares	Value
China - continued
China CITIC Bank Corp. Ltd. (H Shares)	950,293	$ 566,282
China Coal Energy Co. Ltd. (H Shares)	562,000	303,727
China Communications Construction Co. Ltd. (H Shares)	507,000	331,550
China Communications Services Corp. Ltd. (H Shares)	258,000	130,781
China Construction Bank Corp. (H Shares)	8,934,649	6,165,443
China Cosco Holdings Co. Ltd. (H Shares) (a)	282,000	111,666
China International Marine Containers (Group) Ltd. (H Shares)	75,200	148,015
China Life Insurance Co. Ltd. (H Shares)	907,000	2,359,610
China Longyuan Power Grid Corp. Ltd. (H Shares)	325,000	334,518
China Merchants Bank Co. Ltd. (H Shares)	572,691	1,022,326
China Minsheng Banking Corp. Ltd. (H Shares)	612,800	616,519
China National Building Materials Co. Ltd. (H Shares)	332,000	313,888
China Oilfield Services Ltd. (H Shares)	228,000	543,463
China Pacific Insurance Group Co. Ltd. (H Shares)	332,000	1,040,585
China Petroleum & Chemical Corp. (H Shares)	3,087,800	2,741,214
China Railway Construction Corp. Ltd. (H Shares)	236,000	195,121
China Railway Group Ltd. (H Shares)	490,000	218,046
China Shenhua Energy Co. Ltd. (H Shares)	437,500	1,185,033
China Shipping Container Lines Co. Ltd. (H Shares) (a)	501,000	119,548
China Telecom Corp. Ltd. (H Shares)	1,920,000	982,251
China Vanke Co. Ltd. (B Shares)	145,200	242,158
Chongqing Changan Automobile Co. Ltd. (B Shares)	108,000	195,023
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	275,000	120,599
CITIC Securities Co. Ltd. (H Shares)	118,000	236,823
CSR Corp. Ltd. (H Shares)	197,000	143,819
Datang International Power Generation Co. Ltd. (H Shares)	360,000	134,194
Dongfeng Motor Group Co. Ltd. (H Shares)	314,000	418,777
Great Wall Motor Co. Ltd. (H Shares)	131,500	595,341
Guangzhou Automobile Group Co. Ltd. (H Shares)	271,376	273,723
Guangzhou R&F Properties Co. Ltd. (H Shares)	111,600	145,673
Haitong Securities Co. Ltd. (H Shares)	138,000	192,948
Huaneng Power International, Inc. (H Shares)	376,000	367,127
Industrial & Commercial Bank of China Ltd. (H Shares)	9,119,008	5,448,773
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	120,200	151,091
Jiangsu Expressway Co. Ltd. (H Shares)	146,000	164,399
Jiangxi Copper Co. Ltd. (H Shares)	163,000	269,110
New China Life Insurance Co. Ltd. (H Shares) (a)	116,500	343,356
People's Insurance Co. of China Group (H Shares)	584,000	223,719
PetroChina Co. Ltd. (H Shares)	2,550,000	2,942,127
PICC Property & Casualty Co. Ltd. (H Shares)	414,020	545,764
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	230,500	1,705,051
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	228,000	229,384
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	306,000	$ 119,985
Shanghai Pharma Holding Co. Ltd. (H Shares)	77,600	142,129
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	114,500	127,896
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	410,000	99,949
Sinopharm Group Co. Ltd. (H Shares)	116,400	306,278
Tsingtao Brewery Co. Ltd. (H Shares)	40,000	291,244
Weichai Power Co. Ltd. (H Shares)	51,200	178,306
Wumart Stores, Inc. (H Shares)	59,000	57,912
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,600	65,977
Yanzhou Coal Mining Co. Ltd. (H Shares)	216,000	162,093
Zhejiang Expressway Co. Ltd. (H Shares)	180,000	155,786
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	58,000	170,193
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	249,385
ZTE Corp. (H Shares) (a)	70,680	144,224
TOTAL CHINA		44,593,465
Colombia - 0.2%
Almacenes Exito SA	23,017	350,620
BanColombia SA	25,261	346,975
BanColombia SA sponsored ADR	500	28,465
Cementos Argos SA	44,542	248,405
Cemex Latam Holdings SA (a)	19,421	179,310
Corp. Financiera Colombiana SA	8,338	161,200
Ecopetrol SA	612,490	1,140,172
Grupo de Inversiones Suramerica SA	27,663	539,669
Interconexion Electrica SA ESP	44,592	209,078
Inversiones Argos SA	37,364	411,345
Isagen SA	90,787	148,376
TOTAL COLOMBIA		3,763,615
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	19,181	576,703
Komercni Banka A/S	1,808	416,608
Telefonica Czech Rep A/S	12,712	192,579
TOTAL CZECH REPUBLIC		1,185,890
Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	370	839,033
Series B	765	1,822,918
Carlsberg A/S Series B	13,027	1,301,489
Coloplast A/S Series B	13,553	1,137,142
Danske Bank A/S	78,959	2,230,812
Common Stocks - continued
	Shares	Value
Denmark - continued
DSV de Sammensluttede Vognmaend A/S	23,674	$ 789,867
Novo Nordisk A/S:
Series B	223,530	10,145,137
Series B sponsored ADR	19,990	907,346
Novozymes A/S Series B	28,080	1,345,022
TDC A/S	103,126	968,004
Tryg A/S	3,255	309,165
William Demant Holding A/S (a)	2,773	248,281
TOTAL DENMARK		22,044,216
Egypt - 0.1%
Commercial International Bank SAE	82,330	437,876
Commercial International Bank SAE sponsored GDR	32,139	161,659
Global Telecom Holding GDR (a)	10,000	37,180
Orascom Telecom Holding SAE (a)	312,279	233,066
Talaat Moustafa Group Holding	144,904	186,104
Telecom Egypt SAE	31,730	67,376
TOTAL EGYPT		1,123,261
Finland - 0.6%
Elisa Corp. (A Shares)	16,028	478,751
Fortum Corp.	55,193	1,245,827
Kone Oyj (B Shares) (d)	37,758	1,614,461
Metso Corp.	15,273	611,938
Neste Oil Oyj (d)	16,610	341,049
Nokia Corp.	429,701	3,217,421
Nokia Corp. sponsored ADR	24,591	184,433
Nokian Tyres PLC	13,413	532,576
Orion Oyj (B Shares) (d)	12,518	381,550
Sampo Oyj (A Shares)	54,787	2,720,353
Stora Enso Oyj (R Shares)	67,182	684,590
UPM-Kymmene Corp.	64,978	1,135,855
Wartsila Corp. (d)	21,792	1,213,558
TOTAL FINLAND		14,362,362
France - 7.0%
Accor SA	19,404	948,666
Aeroports de Paris	3,483	433,105
Air Liquide SA (d)	7,955	1,137,850
Air Liquide SA	18,400	2,631,858
Alcatel-Lucent SA (a)	305,375	1,211,033
Alcatel-Lucent SA sponsored ADR	27,139	105,842
Alstom SA	26,646	1,101,120
Common Stocks - continued
	Shares	Value
France - continued
Arkema SA	7,736	$ 862,574
Atos Origin SA	8,690	750,249
AXA SA	212,602	5,537,750
AXA SA sponsored ADR	7,019	176,177
BIC SA	3,749	497,128
BNP Paribas SA	121,701	9,136,034
Bouygues SA	23,402	1,052,410
Bureau Veritas SA	27,817	849,022
Cap Gemini SA	17,397	1,228,750
Carrefour SA (d)	75,105	2,920,640
Casino Guichard Perrachon SA	6,969	887,080
Christian Dior SA	6,742	1,385,723
CNP Assurances	19,499	449,333
Compagnie de St. Gobain	50,508	3,084,582
Compagnie Generale de Geophysique SA (a)	17,745	306,747
Credit Agricole SA	120,226	1,893,963
Danone SA	69,494	5,131,376
Dassault Systemes SA	7,702	947,044
Edenred SA	25,396	856,518
EDF SA	5,947	228,087
EDF SA	14,200	544,617
EDF SA	9,060	347,481
Essilor International SA	25,194	2,694,519
Eurazeo SA	4,081	343,783
Eutelsat Communications	18,062	619,692
Fonciere des Regions	3,357	340,777
GDF Suez (d)	162,680	4,101,990
Gecina SA	2,619	352,628
Groupe Eurotunnel SA	65,001	871,942
ICADE	4,576	466,616
Iliad SA	3,267	881,566
Imerys SA	4,024	353,217
JCDecaux SA	7,918	324,608
Kering SA	9,122	2,017,272
Klepierre SA	11,499	527,171
L'Oreal SA (d)	6,600	1,135,407
L'Oreal SA	8,931	1,536,412
L'Oreal SA	14,100	2,425,643
Lafarge SA (a)	7,503	685,452
Lafarge SA (a)	10,300	940,977
Lafarge SA (Bearer)	4,689	428,373
Lagardere S.C.A. (Reg.)	14,212	594,961
Common Stocks - continued
	Shares	Value
France - continued
Legrand SA	32,838	$ 2,118,438
LVMH Moet Hennessy - Louis Vuitton SA	31,080	6,112,095
Michelin CGDE Series B	22,550	2,753,057
Natixis SA	110,105	781,643
Orange SA	226,916	3,676,333
Pernod Ricard SA	25,653	3,078,864
Publicis Groupe SA	21,906	1,866,025
Remy Cointreau SA	2,771	243,693
Renault SA	23,153	2,253,310
Rexel SA	29,736	750,827
Safran SA	33,096	2,224,388
Sanofi SA	137,114	14,797,329
Sanofi SA sponsored ADR (d)	17,693	951,883
Schneider Electric SA	67,239	6,301,336
SCOR SE	19,446	709,667
Societe Generale Series A	88,045	5,472,286
Sodexo SA	4,053	436,902
Sodexo SA	6,008	647,645
Sodexo SA	1,778	191,663
Suez Environnement SA	34,525	677,760
Technip SA	12,364	1,391,124
Thales SA	11,609	738,448
Total SA (a)	245,543	17,567,181
Total SA sponsored ADR (d)	15,548	1,107,640
Unibail-Rodamco	11,979	3,231,577
Valeo SA	9,181	1,257,677
Vallourec SA	13,525	799,436
Veolia Environnement SA (d)	39,633	739,389
Veolia Environnement SA sponsored ADR	5,633	105,788
VINCI SA (d)	58,380	4,401,186
Vivendi SA	146,692	3,935,944
Wendel SA	3,730	561,726
Zodiac Aerospace	21,872	726,893
TOTAL FRANCE		160,894,918
Germany - 6.2%
adidas AG	25,816	2,755,312
Allianz SE	54,768	9,531,273
Allianz SE sponsored ADR	7,019	122,482
Axel Springer Verlag AG (d)	5,184	316,449
BASF AG (d)	112,155	12,981,561
Bayer AG	100,961	14,006,825
Common Stocks - continued
	Shares	Value
Germany - continued
Bayerische Motoren Werke AG (BMW)	40,681	$ 5,089,650
Beiersdorf AG	12,124	1,215,430
Brenntag AG	6,286	1,136,767
Celesio AG	9,036	313,277
Commerzbank AG (a)	117,425	2,086,057
Continental AG	13,413	3,142,050
Daimler AG (Germany)	117,552	10,882,713
Deutsche Bank AG	117,791	5,188,165
Deutsche Bank AG (NY Shares)	7,101	312,657
Deutsche Boerse AG	23,277	1,704,766
Deutsche Lufthansa AG (d)	28,808	722,599
Deutsche Post AG	110,029	4,142,123
Deutsche Telekom AG	353,717	5,942,828
Deutsche Wohnen AG (Bearer)	34,645	742,360
E.ON AG (d)	217,833	4,165,973
Fraport AG Frankfurt Airport Services Worldwide	4,359	321,664
Fresenius Medical Care AG & Co. KGaA	23,490	1,618,406
Fresenius Medical Care AG & Co. KGaA sponsored ADR	4,913	168,762
Fresenius SE & Co. KGaA	15,400	2,340,557
GEA Group AG	22,173	991,911
Hannover Reuck SE	7,301	679,760
HeidelbergCement Finance AG	17,299	1,500,465
Henkel AG & Co. KGaA	15,935	1,635,507
Hochtief AG	3,697	343,594
Hugo Boss AG	3,715	515,401
Infineon Technologies AG	134,842	1,567,485
K&S AG	21,461	750,452
Kabel Deutschland Holding AG	2,593	351,178
Lanxess AG	10,278	781,403
Linde AG	22,724	4,711,582
MAN SE	3,236	414,692
Merck KGaA	7,980	1,345,687
Metro AG	16,468	657,990
Muenchener Rueckversicherungs AG (d)	21,866	5,049,393
OSRAM Licht AG (a)	10,608	555,273
ProSiebenSat.1 Media AG	26,843	1,173,639
RWE AG	58,006	2,211,845
SAP AG	106,352	8,596,123
SAP AG sponsored ADR (d)	6,389	517,445
Siemens AG	90,895	11,990,903
Siemens AG sponsored ADR	5,955	785,048
Sky Deutschland AG (a)	56,604	484,370
Common Stocks - continued
	Shares	Value
Germany - continued
Suedzucker AG (Bearer)	11,060	$ 235,685
Telefonica Deutschland Holding AG	37,182	308,836
Thyssenkrupp AG (a)	55,585	1,582,417
United Internet AG	12,490	536,128
Volkswagen AG	3,424	914,430
TOTAL GERMANY		142,139,348
Greece - 0.1%
Alpha Bank AE (a)	194,183	187,772
Folli Follie SA (a)	4,000	138,735
Greek Organization of Football Prognostics SA	26,703	426,034
Hellenic Petroleum SA	7,539	64,533
Hellenic Telecommunications Organization SA (a)	28,578	455,552
Jumbo SA	12,022	194,307
National Bank of Greece SA (a)	39,060	152,703
Piraeus Bank SA (a)	227,528	536,624
Public Power Corp. of Greece	15,720	237,502
Titan Cement Co. SA (Reg.)	5,335	168,014
TOTAL GREECE		2,561,776
Hong Kong - 2.5%
AIA Group Ltd.	1,482,200	7,188,324
Bank of East Asia Ltd.	148,485	611,908
Beijing Enterprises Holdings Ltd.	65,500	569,422
BOC Hong Kong (Holdings) Ltd.	455,000	1,332,203
Cathay Pacific Airways Ltd.	143,000	270,029
Cheung Kong Holdings Ltd.	171,000	2,911,408
China Agri-Industries Holdings Ltd.	272,382	108,911
China Everbright International Ltd.	344,000	431,278
China Everbright Ltd.	92,000	122,936
China Insurance International Holdings Co. Ltd. (a)	90,400	143,419
China Merchant Holdings International Co. Ltd.	132,308	413,838
China Mobile Ltd.	734,500	6,991,324
China Overseas Grand Oceans Group Ltd.	58,000	34,413
China Overseas Land and Investment Ltd.	520,000	1,275,695
China Pharmaceutical Group Ltd.	180,000	149,749
China Resources Enterprise Ltd.	144,000	409,547
China Resources Power Holdings Co. Ltd.	246,000	618,732
China Unicom Ltd.	612,000	938,218
CITIC Pacific Ltd.	181,000	317,505
CLP Holdings Ltd.	221,000	1,767,327
CNOOC Ltd.	2,185,000	3,611,475
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Far East Horizon Ltd.	154,000	$ 104,283
Fosun International Ltd.	177,000	214,146
Fosun International Ltd. rights 5/13/14 (a)	13,806	62
Franshion Properties China Ltd.	450,000	141,624
Fushan International Energy Group Ltd.	358,000	107,590
Galaxy Entertainment Group Ltd.	256,000	2,009,248
Guangdong Investment Ltd.	302,000	328,373
Hang Lung Properties Ltd.	282,000	838,403
Hang Seng Bank Ltd.	93,800	1,528,056
Henderson Land Development Co. Ltd.	138,214	823,620
HKT Trust/HKT Ltd. unit	248,000	259,421
Hong Kong & China Gas Co. Ltd.	703,177	1,621,680
Hong Kong Exchanges and Clearing Ltd.	135,726	2,445,640
Hopewell Holdings Ltd.	65,500	225,572
Hutchison Whampoa Ltd.	260,000	3,554,776
Hysan Development Co. Ltd.	72,434	309,713
Lenovo Group Ltd.	770,000	875,976
Link (REIT)	299,230	1,487,862
MTR Corp. Ltd.	166,465	628,032
New World Development Co. Ltd.	580,309	598,801
PCCW Ltd.	474,000	253,111
Poly Property Group Co. Ltd.	218,000	94,478
Power Assets Holdings Ltd.	171,000	1,477,760
Shanghai Industrial Holdings Ltd.	76,000	235,265
Sino Land Ltd.	355,142	531,365
Sino-Ocean Land Holdings Ltd.	387,461	204,901
SJM Holdings Ltd.	241,000	668,326
Sun Art Retail Group Ltd.	279,000	363,462
Sun Hung Kai Properties Ltd.	198,583	2,501,194
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	16,378	11,027
Swire Pacific Ltd. (A Shares)	89,500	1,033,187
Swire Properties Ltd.	131,600	395,498
Wharf Holdings Ltd.	193,000	1,350,486
Wheelock and Co. Ltd.	105,000	432,029
Yuexiu Property Co. Ltd.	558,000	107,959
TOTAL HONG KONG		57,980,587
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,588	263,529
OTP Bank PLC	24,140	459,752
Richter Gedeon PLC	19,836	339,564
TOTAL HUNGARY		1,062,845
Common Stocks - continued
	Shares	Value
India - 1.3%
ABB Ltd. India	4	$ 56
ACC Ltd.	3,816	81,805
Adani Enterprises Ltd.	13,112	90,837
Aditya Birla Nuvo Ltd. (a)	3,881	71,234
Ambuja Cements Ltd.	73,726	241,720
Apollo Hospitals Enterprise Ltd.	8,545	126,705
Asian Paints India Ltd.	31,996	267,973
Bajaj Auto Ltd.	10,063	319,025
Bank of Baroda	6,977	94,502
Bharat Heavy Electricals Ltd.	71,689	214,479
Bharat Petroleum Corp. Ltd.	19,971	150,623
Bharti Airtel Ltd.	78,037	424,439
Cairn India Ltd.	55,467	308,211
Cipla Ltd.	40,211	264,973
Coal India Ltd.	54,399	263,224
Dabur India Ltd.	33,587	99,817
Divi's Laboratories Ltd.	4,669	106,923
DLF Ltd.	46,779	108,697
Dr. Reddy's Laboratories Ltd.	11,797	529,434
GAIL India Ltd.	37,730	231,516
GlaxoSmithKline Consumer Healthcare Ltd.	920	63,678
Godrej Consumer Products Ltd.	12,469	165,075
HCL Technologies Ltd.	29,922	695,972
HDFC Bank Ltd.	163,534	2,046,413
Hero Motocorp Ltd.	9,086	331,466
Hindalco Industries Ltd.	125,932	280,406
Hindustan Unilever Ltd.	81,327	765,201
Housing Development Finance Corp. Ltd.	180,384	2,685,498
ICICI Bank Ltd.	37,282	768,680
Idea Cellular Ltd.	82,874	185,080
Indiabulls Wholesale Services Ltd.	510	168
Infosys Ltd.	54,746	2,912,698
Infosys Ltd. sponsored ADR	1,000	53,710
ITC Ltd.	270,249	1,526,774
Jaiprakash Associates Ltd.	105,676	94,349
Jindal Steel & Power Ltd. (a)	40,499	171,390
JSW Steel Ltd.	8,508	152,774
Kotak Mahindra Bank Ltd. (a)	36,001	479,058
Larsen & Toubro Ltd.	39,091	838,724
LIC Housing Finance Ltd. (a)	33,932	147,621
Mahindra & Mahindra Financial Services Ltd.	26,565	108,370
Mahindra & Mahindra Ltd.	39,033	695,171
Common Stocks - continued
	Shares	Value
India - continued
Mundra Port and SEZ Ltd.	47,827	$ 149,234
Nestle India Ltd.	2,946	232,925
NTPC Ltd.	129,393	249,604
Oil & Natural Gas Corp. Ltd.	86,946	468,642
Oil India Ltd.	14,141	111,892
Piramal Enterprises Ltd.	8,774	78,634
Power Finance Corp. Ltd.	31,272	95,322
Power Grid Corp. of India Ltd.	138,576	243,080
Ranbaxy Laboratories Ltd. (a)	13,966	109,628
Reliance Capital Ltd. (a)	8,828	51,982
Reliance Communication Ltd. (a)	66,390	134,783
Reliance Industries Ltd.	157,409	2,442,234
Reliance Infrastructure Ltd. (a)	13,719	115,684
Reliance Power Ltd. (a)	77,682	88,159
Rural Electrification Corp. Ltd.	32,546	128,371
Sesa Sterlite Ltd.	118,591	365,357
Shriram Transport Finance Co. Ltd.	16,890	205,766
Siemens India Ltd.	9,272	106,717
State Bank of India	18,605	641,173
Sun Pharmaceutical Industries Ltd.	76,298	800,487
Tata Consultancy Services Ltd.	57,441	2,084,885
Tata Motors Ltd.	86,399	597,644
Tata Motors Ltd. sponsored ADR	2,100	78,582
Tata Power Co. Ltd.	152,066	196,906
Tata Steel Ltd.	36,746	244,090
Tech Mahindra Ltd. (a)	6,509	197,720
Ultratech Cemco Ltd.	4,917	165,257
United Breweries Ltd. (a)	7,167	93,837
United Spirits Ltd.	9,937	456,115
Wipro Ltd.	71,234	617,367
Yes Bank Ltd.	22,921	167,495
TOTAL INDIA		30,884,041
Indonesia - 0.5%
PT Adaro Energy Tbk	1,834,500	188,028
PT Astra Agro Lestari Tbk	40,000	101,717
PT Astra International Tbk	2,437,700	1,565,535
PT Bank Central Asia Tbk	1,561,200	1,485,379
PT Bank Danamon Indonesia Tbk Series A	334,213	118,231
PT Bank Mandiri (Persero) Tbk	1,129,000	964,636
PT Bank Negara Indonesia (Persero) Tbk	985,489	410,425
PT Bank Rakyat Indonesia Tbk	1,378,700	1,180,568
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bumi Serpong Damai Tbk	700,000	$ 94,451
PT Charoen Pokphand Indonesia Tbk	830,000	270,648
PT Global Mediacom Tbk	833,000	157,788
PT Gudang Garam Tbk	65,500	320,093
PT Indo Tambangraya Megah Tbk	45,500	100,256
PT Indocement Tunggal Prakarsa Tbk	180,300	342,307
PT Indofood CBP Sukses Makmur Tbk	143,500	124,119
PT Indofood Sukses Makmur Tbk	579,500	353,369
PT Jasa Marga Tbk	246,500	125,793
PT Kalbe Farma Tbk	2,693,300	359,914
PT Lippo Karawaci Tbk	2,655,400	245,754
PT Matahari Department Store Tbk	163,500	212,127
PT Media Nusantara Citra Tbk	486,500	114,245
PT Perusahaan Gas Negara Tbk Series B	1,270,500	585,168
PT Semen Gresik (Persero) Tbk	347,500	446,341
PT Surya Citra Media Tbk	490,000	133,503
PT Tambang Batubbara Bukit Asam Tbk	96,500	82,423
PT Telkomunikasi Indonesia Tbk Series B	5,765,400	1,133,193
PT Tower Bersama Infrastructure Tbk	213,500	120,032
PT Unilever Indonesia Tbk	190,500	481,955
PT United Tractors Tbk	197,112	369,963
PT XL Axiata Tbk	285,500	127,792
TOTAL INDONESIA		12,315,753
Ireland - 0.3%
Bank of Ireland (a)	2,724,440	1,063,766
CRH PLC	83,598	2,433,839
CRH PLC sponsored ADR	5,615	164,407
James Hardie Industries PLC CDI	56,178	716,038
Kerry Group PLC Class A	18,375	1,450,526
Ryanair Holdings PLC (a)	5,111	48,466
Ryanair Holdings PLC sponsored ADR (a)	2,650	141,722
TOTAL IRELAND		6,018,764
Isle of Man - 0.0%
Genting Singapore PLC	763,000	806,393
Israel - 0.4%
Bank Hapoalim BM (Reg.)	123,237	695,512
Bank Leumi le-Israel BM (a)	158,735	620,628
Bezeq The Israeli Telecommunication Corp. Ltd.	222,484	403,114
Delek Group Ltd.	437	176,922
Israel Chemicals Ltd.	53,498	473,992
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Corp. Ltd. (Class A) (a)	316	$ 178,158
Mizrahi Tefahot Bank Ltd.	17,819	238,102
NICE Systems Ltd.	4,168	180,384
NICE Systems Ltd. sponsored ADR	2,788	120,442
Teva Pharmaceutical Industries Ltd.	74,358	3,645,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,214	1,476,256
TOTAL ISRAEL		8,208,536
Italy - 1.7%
Assicurazioni Generali SpA	141,339	3,300,139
Atlantia SpA	46,205	1,201,922
Banca Monte dei Paschi di Siena SpA (a)(d)	780,925	259,912
Banco Popolare Societa Cooperativa (a)	42,000	864,708
Enel Green Power SpA	219,360	626,918
Enel SpA	807,116	4,561,871
Eni SpA	297,330	7,700,652
Eni SpA sponsored ADR (d)	7,019	362,461
EXOR SpA	11,718	534,529
Fiat SpA (a)	106,325	1,280,387
Finmeccanica SpA (a)	48,344	446,351
Intesa Sanpaolo SpA	1,409,670	4,823,935
Luxottica Group SpA	17,899	1,026,625
Luxottica Group SpA sponsored ADR	3,019	172,808
Mediobanca SpA (a)	63,938	707,861
Pirelli & C. S.p.A.	27,994	469,157
Prysmian SpA	25,150	653,873
Saipem SpA	33,175	888,289
Snam Rete Gas SpA	249,184	1,497,596
Telecom Italia SpA	1,190,859	1,530,289
Telecom Italia SpA sponsored ADR	7,019	90,124
Terna SpA	183,975	995,427
UniCredit SpA	526,441	4,703,505
Unione di Banche Italiane ScpA	107,582	1,023,882
Unipolsai SpA	107,003	392,800
TOTAL ITALY		40,116,021
Japan - 13.5%
ABC-MART, Inc.	3,400	152,482
ACOM Co. Ltd. (a)(d)	51,300	174,621
Advantest Corp.	16,400	180,627
AEON Co. Ltd.	76,700	886,024
AEON Financial Service Co. Ltd.	14,800	372,190
Common Stocks - continued
	Shares	Value
Japan - continued
AEON Mall Co. Ltd.	13,020	$ 309,979
Air Water, Inc.	20,000	280,726
Aisin Seiki Co. Ltd.	25,100	886,301
Ajinomoto Co., Inc.	77,000	1,131,256
Alfresa Holdings Corp.	4,700	292,385
All Nippon Airways Ltd.	144,000	314,100
Amada Co. Ltd.	40,000	289,138
Aozora Bank Ltd.	125,000	371,693
Asahi Glass Co. Ltd.	126,000	713,591
Asahi Group Holdings	48,300	1,331,339
Asahi Kasei Corp.	154,000	1,046,902
Asics Corp.	18,300	356,030
Astellas Pharma, Inc.	263,000	2,924,938
Bank of Kyoto Ltd.	39,000	317,386
Bank of Yokohama Ltd.	147,000	737,624
Benesse Holdings, Inc.	8,500	323,006
Bridgestone Corp.	80,300	2,874,730
Brother Industries Ltd.	27,100	378,263
Calbee, Inc.	8,000	195,941
Canon, Inc.	129,600	4,061,012
Canon, Inc. sponsored ADR (d)	11,056	345,832
Casio Computer Co. Ltd.	27,000	307,938
Central Japan Railway Co.	17,400	2,134,259
Chiba Bank Ltd.	93,000	590,375
Chiyoda Corp.	21,000	281,205
Chubu Electric Power Co., Inc.	81,300	924,849
Chugai Pharmaceutical Co. Ltd.	27,500	693,182
Chugoku Electric Power Co., Inc.	34,400	449,873
Citizen Holdings Co. Ltd.	30,000	220,081
Coca-Cola West Co. Ltd.	7,100	123,478
Credit Saison Co. Ltd.	18,500	393,398
Dai Nippon Printing Co. Ltd.	65,000	586,199
Dai-ichi Mutual Life Insurance Co.	103,400	1,430,113
Daicel Chemical Industries Ltd.	36,000	300,719
Daido Steel Co. Ltd.	32,000	156,189
Daihatsu Motor Co. Ltd.	25,000	413,508
Daiichi Sankyo Kabushiki Kaisha	82,600	1,384,005
Daikin Industries Ltd.	28,500	1,645,019
Dainippon Sumitomo Pharma Co. Ltd.	20,600	312,521
Daito Trust Construction Co. Ltd.	8,900	904,495
Daiwa House Industry Co. Ltd.	75,000	1,264,000
Daiwa Securities Group, Inc.	203,000	1,519,000
Common Stocks - continued
	Shares	Value
Japan - continued
DeNA Co. Ltd. (d)	11,500	$ 193,476
DENSO Corp.	60,000	2,730,180
Dentsu, Inc.	26,400	1,084,560
Don Quijote Holdings Co. Ltd.	6,300	331,530
East Japan Railway Co.	40,600	2,959,767
Eisai Co. Ltd.	30,200	1,164,754
Electric Power Development Co. Ltd.	13,600	361,035
FamilyMart Co. Ltd.	7,000	290,654
Fanuc Corp.	23,400	4,211,474
Fast Retailing Co. Ltd.	6,400	1,988,830
Fuji Electric Co. Ltd.	66,000	298,900
Fuji Heavy Industries Ltd.	72,100	1,893,564
Fujifilm Holdings Corp.	57,500	1,484,814
Fujitsu Ltd.	231,000	1,355,700
Fukuoka Financial Group, Inc.	87,000	354,859
GREE, Inc. (a)(d)	12,400	120,804
GungHo Online Entertainment, Inc. (d)	37,100	211,565
Gunma Bank Ltd.	42,000	223,074
Hakuhodo DY Holdings, Inc.	24,700	191,589
Hamamatsu Photonics K.K.	8,300	373,453
Hankyu Hanshin Holdings, Inc.	134,000	733,995
Hino Motors Ltd.	33,100	435,786
Hirose Electric Co. Ltd.	3,800	535,609
Hiroshima Bank Ltd.	62,000	254,707
Hisamitsu Pharmaceutical Co., Inc.	7,300	305,610
Hitachi Chemical Co. Ltd.	12,900	189,648
Hitachi Construction Machinery Co. Ltd.	11,900	220,808
Hitachi High-Technologies Corp.	6,800	155,375
Hitachi Ltd.	587,000	4,174,197
Hitachi Metals Ltd.	25,000	338,925
Hokkaido Electric Power Co., Inc. (a)	19,900	121,656
Hokuhoku Financial Group, Inc.	139,000	267,844
Hokuriku Electric Power Co., Inc.	23,000	285,264
Honda Motor Co. Ltd.	188,200	6,245,357
Honda Motor Co. Ltd. sponsored ADR (d)	10,556	351,515
Hoya Corp.	53,700	1,583,135
Hulic Co. Ltd.	32,000	384,682
Ibiden Co. Ltd.	13,900	250,305
Idemitsu Kosan Co. Ltd.	10,400	229,393
Iida Group Holdings Co. Ltd. (a)	16,200	240,857
INPEX Corp.	108,000	1,571,908
Isetan Mitsukoshi Holdings Ltd.	45,000	559,006
Common Stocks - continued
	Shares	Value
Japan - continued
Ishikawajima-Harima Heavy Industries Co. Ltd.	155,000	$ 617,059
Isuzu Motors Ltd.	146,000	846,853
Itochu Corp.	183,400	2,052,229
ITOCHU Techno-Solutions Corp.	3,200	133,183
Iyo Bank Ltd.	31,100	279,561
J. Front Retailing Co. Ltd.	63,000	399,315
Japan Airlines Co. Ltd.	7,000	362,205
Japan Exchange Group, Inc.	30,600	604,008
Japan Petroleum Exploration Co. Ltd.	3,400	126,376
Japan Prime Realty Investment Corp.	99	348,124
Japan Real Estate Investment Corp.	147	777,884
Japan Retail Fund Investment Corp.	297	596,702
Japan Steel Works Ltd.	36,000	151,768
Japan Tobacco, Inc.	133,700	4,388,881
JFE Holdings, Inc.	60,800	1,123,999
JGC Corp.	26,000	841,786
Joyo Bank Ltd.	76,000	369,463
JSR Corp.	23,400	383,381
JTEKT Corp.	27,000	393,505
JX Holdings, Inc.	276,410	1,432,947
Kajima Corp.	99,000	376,691
Kakaku.com, Inc.	16,600	236,250
Kamigumi Co. Ltd.	28,000	266,758
Kaneka Corp.	31,000	181,934
Kansai Electric Power Co., Inc. (a)	86,300	722,578
Kansai Paint Co. Ltd.	27,000	377,923
Kao Corp.	63,000	2,370,627
Kawasaki Heavy Industries Ltd.	167,000	619,093
KDDI Corp.	65,400	3,481,262
Keihin Electric Express Railway Co. Ltd.	59,000	489,382
Keio Corp.	69,000	487,964
Keisei Electric Railway Co.	33,000	286,957
Keyence Corp.	5,570	2,145,786
Kikkoman Corp.	18,000	364,983
Kinden Corp.	15,000	137,918
Kintetsu Corp.	238,000	835,741
Kirin Holdings Co. Ltd.	109,000	1,508,632
Kobe Steel Ltd.	374,000	490,204
Koito Manufacturing Co. Ltd.	11,000	239,722
Komatsu Ltd.	112,900	2,485,639
Konami Corp.	12,000	273,488
Konica Minolta, Inc.	56,000	519,822
Common Stocks - continued
	Shares	Value
Japan - continued
Kubota Corp.	129,000	$ 1,658,004
Kuraray Co. Ltd.	44,200	495,891
Kurita Water Industries Ltd.	12,200	256,566
Kyocera Corp.	39,400	1,852,553
Kyocera Corp. sponsored ADR	772	36,392
Kyowa Hakko Kirin Co., Ltd.	31,000	352,952
Kyushu Electric Power Co., Inc. (a)	50,000	504,230
Lawson, Inc.	8,600	597,251
LIXIL Group Corp.	32,400	856,626
M3, Inc.	16,000	219,416
Mabuchi Motor Co. Ltd.	2,700	184,604
Makita Corp.	14,300	758,116
Marubeni Corp.	205,000	1,367,536
Marui Group Co. Ltd.	27,000	239,536
Maruichi Steel Tube Ltd.	6,100	154,596
Mazda Motor Corp.	333,000	1,488,541
McDonald's Holdings Co. (Japan) Ltd.	7,900	218,605
Medipal Holdings Corp.	15,600	219,119
Meiji Holdings Co. Ltd.	7,700	472,236
Miraca Holdings, Inc.	6,700	290,321
Mitsubishi Chemical Holdings Corp.	158,100	632,493
Mitsubishi Corp.	171,200	3,061,120
Mitsubishi Electric Corp.	240,000	2,730,180
Mitsubishi Estate Co. Ltd.	152,000	3,440,387
Mitsubishi Gas Chemical Co., Inc.	43,000	248,154
Mitsubishi Heavy Industries Ltd.	367,000	1,931,296
Mitsubishi Logistics Corp.	15,000	215,093
Mitsubishi Materials Corp.	133,000	385,074
Mitsubishi Motors Corp. of Japan	78,300	847,066
Mitsubishi Tanabe Pharma Corp.	25,500	349,195
Mitsubishi UFJ Financial Group, Inc.	1,495,000	7,952,649
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	70,186	375,495
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	377,367
Mitsui & Co. Ltd.	215,600	3,055,748
Mitsui Chemicals, Inc.	90,000	219,201
Mitsui Fudosan Co. Ltd.	104,000	3,073,155
Mitsui OSK Lines Ltd.	138,000	460,292
Mizuho Financial Group, Inc.	2,782,360	5,449,553
Mizuho Financial Group, Inc. ADR	21,056	82,329
MS&AD Insurance Group Holdings, Inc.	61,990	1,388,537
Murata Manufacturing Co. Ltd.	24,500	2,036,974
Nabtesco Corp.	14,300	307,583
Common Stocks - continued
	Shares	Value
Japan - continued
Namco Bandai Holdings, Inc.	23,000	$ 495,838
NEC Corp.	293,000	822,527
Nexon Co. Ltd.	14,700	114,742
NGK Insulators Ltd.	32,000	603,785
NGK Spark Plug Co. Ltd.	23,000	526,659
NHK Spring Co. Ltd.	17,800	160,528
Nidec Corp.	23,600	1,334,238
Nidec Corp. sponsored ADR (d)	4,212	59,431
Nikon Corp.	42,400	664,813
Nintendo Co. Ltd.	12,800	1,343,494
Nippon Building Fund, Inc.	176	974,383
Nippon Electric Glass Co. Ltd.	43,000	209,879
Nippon Express Co. Ltd.	95,000	448,819
Nippon Meat Packers, Inc.	20,000	346,457
Nippon Paint Co. Ltd.	23,000	355,456
Nippon Prologis REIT, Inc.	155	327,784
Nippon Steel & Sumitomo Metal Corp.	925,170	2,425,251
Nippon Telegraph & Telephone Corp.	41,900	2,325,147
Nippon Telegraph & Telephone Corp. sponsored ADR	6,848	190,648
Nippon Yusen KK	190,000	514,794
Nishi-Nippon City Bank Ltd.	74,000	167,927
Nissan Motor Co. Ltd.	306,200	2,642,077
Nisshin Seifun Group, Inc.	22,950	266,910
Nissin Food Holdings Co. Ltd.	7,700	368,299
Nitori Holdings Co. Ltd.	9,300	426,180
Nitto Denko Corp.	20,200	871,345
NKSJ Holdings, Inc.	40,500	1,009,777
NOK Corp.	10,600	173,357
Nomura Holdings, Inc.	407,300	2,358,623
Nomura Holdings, Inc. sponsored ADR (d)	34,130	200,002
Nomura Real Estate Holdings, Inc.	15,400	287,107
Nomura Research Institute Ltd.	11,500	332,396
NSK Ltd.	62,000	651,929
NTT Data Corp.	14,700	568,675
NTT DOCOMO, Inc.	164,900	2,630,245
NTT DOCOMO, Inc. sponsored ADR	21,056	336,475
NTT Urban Development Co.	12,900	113,310
Obayashi Corp.	82,000	528,567
Odakyu Electric Railway Co. Ltd.	73,000	640,495
Oji Holdings Corp.	93,000	390,248
Olympus Corp. (a)	29,200	891,123
OMRON Corp.	24,900	879,239
Common Stocks - continued
	Shares	Value
Japan - continued
Ono Pharmaceutical Co. Ltd.	10,000	$ 791,314
Oracle Corp. Japan	4,900	225,505
Oriental Land Co. Ltd.	6,200	928,165
ORIX Corp.	143,700	2,076,049
ORIX Corp. sponsored ADR	2,807	203,648
Osaka Gas Co. Ltd.	240,000	903,800
Otsuka Corp.	2,200	260,165
Otsuka Holdings Co. Ltd.	44,600	1,283,883
Panasonic Corp.	268,600	2,927,758
Park24 Co. Ltd.	10,800	197,122
Rakuten, Inc.	89,200	1,153,445
Resona Holdings, Inc.	277,400	1,416,372
Ricoh Co. Ltd.	81,800	940,138
Rinnai Corp.	3,800	315,939
ROHM Co. Ltd.	11,300	538,832
Sankyo Co. Ltd. (Gunma)	6,500	259,720
Sanrio Co. Ltd. (d)	5,800	183,528
Santen Pharmaceutical Co. Ltd.	9,600	428,190
SBI Holdings, Inc. Japan	22,680	258,446
Secom Co. Ltd.	25,600	1,473,124
Sega Sammy Holdings, Inc.	23,300	468,575
Seiko Epson Corp.	15,000	408,764
Sekisui Chemical Co. Ltd.	50,000	507,165
Sekisui House Ltd.	67,800	813,719
Seven & i Holdings Co., Ltd.	91,600	3,611,675
Seven Bank Ltd.	70,600	267,249
Sharp Corp. (a)(d)	188,000	470,759
Shikoku Electric Power Co., Inc. (a)	20,000	233,971
Shimadzu Corp.	32,000	273,253
Shimamura Co. Ltd.	3,100	288,668
SHIMANO, Inc.	9,900	987,724
SHIMIZU Corp.	68,000	385,113
Shin-Etsu Chemical Co., Ltd.	50,700	2,974,506
Shinsei Bank Ltd.	196,000	381,513
Shionogi & Co. Ltd.	37,500	656,576
Shiseido Co. Ltd.	45,100	804,640
Shizuoka Bank Ltd.	65,000	620,531
Showa Denko K.K.	212,000	282,017
Showa Shell Sekiyu K.K.	20,300	205,909
SMC Corp.	6,300	1,495,892
SoftBank Corp.	117,500	8,723,285
Sojitz Corp.	166,900	262,835
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	113,200	$ 1,987,293
Sony Corp. sponsored ADR	12,648	223,111
Sony Financial Holdings, Inc.	19,800	317,234
Stanley Electric Co. Ltd.	19,300	426,645
Sumco Corp.	14,300	109,661
Sumitomo Chemical Co. Ltd.	192,000	719,284
Sumitomo Corp.	138,500	1,797,716
Sumitomo Electric Industries Ltd.	92,800	1,280,783
Sumitomo Heavy Industries Ltd.	66,000	280,178
Sumitomo Metal Mining Co. Ltd.	61,000	919,460
Sumitomo Mitsui Financial Group, Inc.	146,400	5,787,238
Sumitomo Mitsui Financial Group, Inc. ADR (d)	50,186	398,979
Sumitomo Mitsui Trust Holdings, Inc.	402,250	1,657,551
Sumitomo Realty & Development Co. Ltd.	44,000	1,704,309
Sumitomo Rubber Industries Ltd.	20,600	285,924
Suntory Beverage & Food Ltd.	16,900	589,314
Suzuken Co. Ltd.	8,600	309,561
Suzuki Motor Corp.	44,500	1,146,941
Sysmex Corp.	16,800	531,599
T&D Holdings, Inc.	70,900	845,377
Taiheiyo Cement Corp.	155,000	542,769
Taisei Corp.	128,000	592,204
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	279,885
Taiyo Nippon Sanso Corp.	27,000	214,975
Takashimaya Co. Ltd.	32,000	302,988
Takeda Pharmaceutical Co. Ltd.	95,900	4,303,704
TDK Corp.	14,400	614,115
Teijin Ltd.	103,000	252,878
Terumo Corp.	39,200	777,980
The Chugoku Bank Ltd.	17,000	225,148
The Hachijuni Bank Ltd.	45,000	245,611
The Suruga Bank Ltd.	23,000	394,151
THK Co. Ltd.	13,500	285,621
Tobu Railway Co. Ltd.	116,000	567,320
Toho Co. Ltd.	13,500	260,004
Toho Gas Co. Ltd.	56,000	274,427
Tohoku Electric Power Co., Inc.	55,800	530,519
Tokio Marine Holdings, Inc.	85,400	2,515,180
Tokyo Electric Power Co., Inc. (a)	179,700	678,478
Tokyo Electron Ltd.	20,800	1,183,017
Tokyo Gas Co. Ltd.	294,000	1,538,514
Tokyo Tatemono Co. Ltd.	48,000	382,178
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyu Corp.	149,000	$ 937,125
Tokyu Fudosan Holdings Corp.	60,300	437,645
TonenGeneral Sekiyu K.K.	33,000	311,488
Toppan Printing Co. Ltd.	64,000	440,084
Toray Industries, Inc.	179,000	1,167,829
Toshiba Corp.	488,000	1,909,327
Toto Ltd.	37,000	522,962
Toyo Seikan Group Holdings Ltd.	18,200	270,414
Toyo Suisan Kaisha Ltd.	12,000	383,822
Toyoda Gosei Co. Ltd.	7,700	141,897
Toyota Boshoku Corp. (d)	7,700	79,459
Toyota Industries Corp.	20,100	926,014
Toyota Motor Corp.	317,000	17,126,927
Toyota Motor Corp. sponsored ADR	10,255	1,111,847
Toyota Tsusho Corp.	25,200	662,814
Trend Micro, Inc.	12,500	404,094
Tsumura & Co.	7,000	166,107
Ube Industries Ltd.	145,000	245,366
Unicharm Corp.	14,200	769,482
United Urban Investment Corp.	304	457,925
USS Co. Ltd.	25,200	367,025
West Japan Railway Co.	19,200	778,066
Yahoo! Japan Corp.	174,700	758,711
Yakult Honsha Co. Ltd.	10,300	556,131
Yamada Denki Co. Ltd.	103,400	381,296
Yamaguchi Financial Group, Inc.	24,000	221,138
Yamaha Corp.	21,400	286,352
Yamaha Motor Co. Ltd.	32,300	498,235
Yamato Holdings Co. Ltd.	44,800	921,109
Yamato Kogyo Co. Ltd.	4,700	135,343
Yamazaki Baking Co. Ltd.	16,000	195,315
Yaskawa Electric Corp.	25,000	281,948
Yokogawa Electric Corp.	27,600	376,603
Yokohama Rubber Co. Ltd.	25,000	223,260
TOTAL JAPAN		310,114,746
Korea (South) - 3.1%
AMOREPACIFIC Corp.	388	501,384
AMOREPACIFIC Group, Inc.	284	146,797
BS Financial Group, Inc.	17,860	273,147
Celltrion, Inc.	7,336	341,556
Cheil Industries, Inc.	5,613	358,046
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Cheil Worldwide, Inc. (a)	9,880	$ 240,043
CJ CheilJedang Corp.	1,150	345,078
CJ Corp.	1,584	191,656
Coway Co. Ltd.	7,031	554,667
Daelim Industrial Co.	3,362	273,685
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	109,869
Daewoo International Corp.	5,142	180,426
Daewoo Securities Co. Ltd.	19,723	161,511
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,740	310,837
DGB Financial Group Co. Ltd.	14,320	216,928
Dongbu Insurance Co. Ltd.	4,517	249,220
Doosan Co. Ltd.	981	126,293
Doosan Heavy Industries & Construction Co. Ltd.	5,280	177,857
Doosan Infracore Co. Ltd. (a)	14,900	179,562
E-Mart Co. Ltd.	2,407	549,852
GS Engineering & Construction Corp.	4,712	165,565
GS Engineering & Construction Corp. rights 6/3/14 (a)	1,521	12,809
GS Holdings Corp.	5,649	263,011
Halla Visteon Climate Control Corp.	4,270	178,141
Hana Financial Group, Inc.	34,518	1,214,529
Hanjin Kal Corp. (a)	866	18,525
Hanjin Shipping Holdings Co. Ltd. (a)	12	78
Hankook Tire Co. Ltd.	8,727	504,310
Hanwha Chemical Corp.	9,210	162,697
Hanwha Corp.	5,400	157,071
Hanwha Life Insurance Co. Ltd.	23,550	153,186
Hite Jinro Co. Ltd.	3,720	90,020
Hyosung Corp.	2,883	205,670
Hyundai Department Store Co. Ltd.	1,836	236,364
Hyundai Engineering & Construction Co. Ltd.	8,974	484,706
Hyundai Fire & Marine Insurance Co. Ltd.	7,460	218,796
Hyundai Glovis Co. Ltd.	1,707	402,337
Hyundai Heavy Industries Co. Ltd.	5,175	969,280
Hyundai Hysco Co. Ltd.	1,032	55,041
Hyundai Industrial Development & Construction Co.	6,210	177,626
Hyundai Merchant Marine Co. Ltd. (a)	8,518	85,337
Hyundai Mipo Dockyard Co. Ltd.	1,290	175,438
Hyundai Mobis	8,337	2,380,618
Hyundai Motor Co.	18,568	4,133,813
Hyundai Securities Co. Ltd.	13,720	92,166
Hyundai Steel Co.	8,817	576,080
Hyundai Wia Corp.	1,823	299,981
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Industrial Bank of Korea	30,020	$ 369,039
Kangwon Land, Inc.	11,250	325,053
KB Financial Group, Inc.	46,733	1,598,991
KB Financial Group, Inc. ADR	1,110	38,106
KCC Corp.	584	290,559
Kia Motors Corp.	32,581	1,807,078
Korea Aerospace Industries Ltd.	4,510	143,843
Korea Electric Power Corp.	31,610	1,208,836
Korea Electric Power Corp. sponsored ADR	520	9,953
Korea Gas Corp.	3,194	191,065
Korea Investment Holdings Co. Ltd.	6,030	220,923
Korea Zinc Co. Ltd.	1,036	341,456
Korean Air Lines Co. Ltd. (a)	3,063	98,730
KT Corp.	7,340	234,002
KT Corp. sponsored ADR	3,220	51,230
KT&G Corp.	13,630	1,092,406
Kumho Petro Chemical Co. Ltd.	1,495	126,332
LG Chemical Ltd.	5,779	1,471,182
LG Corp.	11,066	615,909
LG Display Co. Ltd. (a)	29,380	782,651
LG Electronics, Inc.	13,683	909,905
LG Household & Health Care Ltd.	1,090	497,997
LG Innotek Co. Ltd. (a)	1,366	150,735
LG Telecom Ltd.	22,958	225,558
Lotte Chemical Corp.	2,232	352,160
Lotte Confectionery Co. Ltd.	79	135,350
Lotte Shopping Co. Ltd.	1,431	443,249
LS Cable Ltd.	2,131	166,874
LS Industrial Systems Ltd.	1,828	116,783
Mirae Asset Securities Co. Ltd.	2,866	117,348
Naver Corp.	3,450	2,464,526
NCSOFT Corp.	1,779	353,011
NHN Entertainment Corp. (a)	1,520	124,031
Oci Co. Ltd.	1,893	331,655
Orion Corp.	407	310,441
POSCO	7,961	2,352,362
POSCO sponsored ADR	548	40,333
S-Oil Corp.	5,621	328,631
S1 Corp.	2,399	182,288
Samsung C&T Corp.	15,769	989,093
Samsung Card Co. Ltd.	4,161	150,837
Samsung Electro-Mechanics Co. Ltd.	7,724	494,946
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	13,146	$ 17,089,427
Samsung Electronics Co. Ltd.:
GDR	862	555,559
GDR (e)	264	131,234
Samsung Engineering Co. Ltd.	3,265	244,298
Samsung Fire & Marine Insurance Co. Ltd.	4,448	1,054,845
Samsung Heavy Industries Co. Ltd.	20,830	568,586
Samsung Life Insurance Co. Ltd.	6,973	648,636
Samsung SDI Co. Ltd.	3,930	574,417
Samsung Securities Co. Ltd.	7,288	277,595
Samsung Techwin Co. Ltd.	4,234	237,294
Shinhan Financial Group Co. Ltd.	52,676	2,299,671
Shinsegae Co. Ltd.	798	173,025
SK C&C Co. Ltd.	2,852	390,628
SK Energy Co. Ltd.	7,592	867,154
SK Holdings Co. Ltd.	3,442	609,705
SK Hynix, Inc. (a)	64,600	2,510,591
SK Networks Co. Ltd.	13,900	128,088
SK Telecom Co. Ltd.	620	128,399
SK Telecom Co. Ltd. sponsored ADR (d)	3,790	87,511
Woori Finance Holdings Co. Ltd.	42,690	468,310
Woori Investment & Securities Co. Ltd.	13,517	114,092
Yuhan Corp.	894	157,062
TOTAL KOREA (SOUTH)		70,473,193
Luxembourg - 0.3%
ArcelorMittal SA:
(Netherlands)	108,877	1,770,476
Class A unit (d)	14,790	240,338
Kernel Holding SA (a)	5,459	50,539
Millicom International Cellular SA (depository receipt)	8,344	825,135
RTL Group SA	4,850	539,705
SES SA (France) (depositary receipt)	37,417	1,409,110
Subsea 7 SA	33,907	678,220
Tenaris SA	57,200	1,264,455
TOTAL LUXEMBOURG		6,777,978
Malaysia - 0.8%
AirAsia Bhd	143,300	97,510
AMMB Holdings Bhd	198,200	436,192
Astro Malaysia Holdings Bhd	221,300	225,879
Axiata Group Bhd	326,100	672,691
Common Stocks - continued
	Shares	Value
Malaysia - continued
Berjaya Sports Toto Bhd	66,270	$ 79,016
British American Tobacco (Malaysia) Bhd	15,300	287,007
Bumi Armada Bhd	116,300	142,590
Bumiputra-Commerce Holdings Bhd	617,836	1,422,206
Dialog Group Bhd	207,700	228,550
DiGi.com Bhd	443,900	753,780
Felda Global Ventures Holdings Bhd	144,900	200,750
Gamuda Bhd	202,275	285,820
Genting Bhd	257,700	774,087
Genting Malaysia Bhd	353,400	457,118
Genting Plantations Bhd	24,200	82,336
Hong Leong Bank Bhd	62,500	268,199
Hong Leong Credit Bhd	21,100	98,952
IHH Healthcare Bhd	273,600	336,287
IJM Corp. Bhd	127,200	248,747
IOI Corp. Bhd	337,600	517,395
IOI Properties Group Sdn Bhd (a)	172,966	142,084
Kuala Lumpur Kepong Bhd	57,700	427,997
Lafarge Malaysia Bhd	44,700	124,543
Malayan Banking Bhd	546,461	1,658,226
Malaysia Airports Holdings Bhd	61,463	151,844
Malaysian Plantations Bhd	130,700	179,475
Maxis Bhd	264,800	564,095
MISC Bhd	125,100	249,625
MMC Corp. Bhd	76,800	65,913
Parkson Holdings Bhd	58,057	52,318
Petronas Chemicals Group Bhd	358,800	740,145
Petronas Dagangan Bhd	28,900	268,405
Petronas Gas Bhd	73,500	529,425
PPB Group Bhd	52,100	262,855
Public Bank Bhd	133,500	824,120
RHB Capital Bhd	72,448	184,090
SapuraKencana Petroleum Bhd (a)	456,900	603,598
Sime Darby Bhd	364,974	1,056,047
Telekom Malaysia Bhd	122,800	233,367
Tenaga Nasional Bhd	351,425	1,281,826
UEM Land Holdings Bhd	197,700	139,375
UMW Holdings Bhd	72,500	239,111
YTL Corp. Bhd	572,900	282,718
YTL Power International Bhd (a)	294,315	141,632
TOTAL MALAYSIA		18,017,946
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	832,000	$ 404,818
Mexico - 1.0%
Alfa SA de CV Series A	351,200	924,793
America Movil S.A.B. de CV Series L	4,310,946	4,336,401
CEMEX S.A.B. de CV unit	1,439,601	1,840,937
Coca-Cola FEMSA S.A.B. de CV Series L	54,600	609,906
Compartamos S.A.B. de CV	146,900	257,358
Controladora Commercial Mexicana S.A.B. de CV unit	47,300	175,928
El Puerto de Liverpool S.A.B. de CV Class C	26,200	269,815
Embotelladoras Arca S.A.B. de CV	36,062	229,778
Fibra Uno Administracion SA de CV	174,800	571,054
Fomento Economico Mexicano S.A.B. de CV unit	239,900	2,189,269
Genomma Lab Internacional SA de CV (a)	89,600	227,103
Grupo Aeroportuario del Pacifico SA de CV Series B	34,000	204,477
Grupo Aeroportuario del Sureste SA de CV Series B	22,700	277,756
Grupo Bimbo S.A.B. de CV Series A	193,200	533,699
Grupo Carso SA de CV Series A1	66,200	336,497
Grupo Comercial Chedraui S.A.B. de CV (d)	38,800	118,185
Grupo Financiero Banorte S.A.B. de CV Series O	301,700	2,000,072
Grupo Financiero Inbursa S.A.B. de CV Series O	292,900	749,111
Grupo Financiero Santander Mexico S.A.B. de CV	234,800	558,340
Grupo Mexico SA de CV Series B	468,323	1,406,464
Grupo Televisa SA de CV	312,600	2,050,588
Industrias CH SA de CV (a)	22,800	121,818
Industrias Penoles SA de CV	17,800	414,334
Kimberly-Clark de Mexico SA de CV Series A	180,200	468,449
Mexichem S.A.B. de CV	122,384	455,476
Minera Frisco S.A.B. de CV (a)	82,000	148,735
OHL Mexico S.A.B. de CV (a)	77,600	206,000
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	30,900	431,895
Wal-Mart de Mexico SA de CV Series V	651,600	1,647,584
TOTAL MEXICO		23,761,822
Netherlands - 2.2%
AEGON NV	195,928	1,795,958
AEGON NV (NY Reg.)	22,217	204,841
Airbus Group NV	71,498	4,909,049
Akzo Nobel NV	29,523	2,272,800
ASML Holding NV (Netherlands) (d)	43,360	3,538,793
CNH Industrial NV (d)	7,019	81,350
CNH Industrial NV	109,056	1,270,910
Corio NV	7,737	362,109
Common Stocks - continued
	Shares	Value
Netherlands - continued
Delta Lloyd NV	24,232	$ 637,234
Fugro NV (Certificaten Van Aandelen)	8,342	552,219
Gemalto NV	9,885	1,106,716
Heineken Holding NV (d)	12,270	783,048
Heineken NV (Bearer) (d)	27,653	1,918,220
ING Groep NV:
(Certificaten Van Aandelen) (a)	435,169	6,220,682
sponsored ADR (a)(d)	34,888	498,898
Koninklijke Ahold NV	113,604	2,191,546
Koninklijke Boskalis Westminster NV	9,229	522,781
Koninklijke KPN NV (a)	392,839	1,395,707
Koninklijke Philips Electronics NV	108,929	3,487,165
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,395	236,344
OCI NV (a)	11,791	504,243
QIAGEN NV (a)	28,065	615,188
Randstad Holding NV	15,258	887,053
Reed Elsevier NV (d)	76,167	1,554,635
Reed Elsevier NV sponsored ADR (d)	4,913	206,543
Royal DSM NV	18,738	1,343,482
STMicroelectronics NV	71,004	677,109
TNT Express NV	55,127	496,358
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	187,032	8,020,150
(NY Reg.)	11,558	494,914
Vopak NV	8,863	441,245
Wolters Kluwer NV (d)	37,264	1,037,583
Ziggo NV	18,483	802,094
TOTAL NETHERLANDS		51,066,967
New Zealand - 0.1%
Auckland International Airport Ltd.	113,454	388,391
Contact Energy Ltd.	41,799	205,086
Fletcher Building Ltd.	87,340	741,836
Ryman Healthcare Group Ltd.	46,322	345,511
Telecom Corp. of New Zealand Ltd.	231,613	553,224
TOTAL NEW ZEALAND		2,234,048
Norway - 0.5%
Aker Solutions ASA	19,989	319,963
DNB ASA (d)	117,932	2,085,133
Gjensidige Forsikring ASA (d)	23,935	441,309
Norsk Hydro ASA	157,514	842,912
Common Stocks - continued
	Shares	Value
Norway - continued
Orkla ASA	94,451	$ 780,008
Statoil ASA	126,732	3,863,477
Statoil ASA sponsored ADR	10,127	308,570
Telenor ASA	82,851	1,944,336
Yara International ASA (d)	22,221	1,048,940
TOTAL NORWAY		11,634,648
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	23,429	304,577
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	209,500	266,017
Aboitiz Power Corp.	218,700	179,081
Alliance Global Group, Inc.	285,600	199,584
Ayala Corp.	19,360	271,018
Ayala Land, Inc.	639,800	432,035
Bank of the Philippine Islands (BPI)	89,898	183,124
BDO Unibank, Inc.	164,653	325,982
DMCI Holdings, Inc.	81,800	131,761
Globe Telecom, Inc.	3,630	134,939
International Container Terminal Services, Inc.	95,890	232,545
JG Summit Holdings, Inc.	304,300	345,431
Jollibee Food Corp.	47,820	184,521
Metro Pacific Investments Corp.	1,124,700	127,924
Metropolitan Bank & Trust Co.	41,128	78,150
Philippine Long Distance Telephone Co.	5,145	332,619
PNOC Energy Development Corp.	807,100	101,216
SM Investments Corp.	23,577	383,473
SM Prime Holdings, Inc.	655,675	240,059
Universal Robina Corp.	115,550	378,470
TOTAL PHILIPPINES		4,527,949
Poland - 0.4%
Alior Bank SA (a)	4,328	114,102
Bank Handlowy w Warszawie SA	3,625	134,696
Bank Millennium SA	47,139	138,413
Bank Polska Kasa Opieki SA	16,940	1,084,610
Bank Zachodni WBK SA	3,213	394,243
BRE Bank SA	1,655	270,581
Cyfrowy Polsat SA	22,029	149,521
ENEA SA	32,068	161,841
Eurocash SA	9,104	120,128
Grupa Lotos SA (a)	7,981	102,805
Common Stocks - continued
	Shares	Value
Poland - continued
Jastrzebska Spolka Weglowa SA	4,152	$ 57,049
KGHM Polska Miedz SA (Bearer)	16,595	599,912
Polish Oil & Gas Co. SA	199,410	310,215
Polska Grupa Energetyczna SA	89,292	619,336
Polski Koncern Naftowy Orlen SA	37,036	554,136
Powszechna Kasa Oszczednosci Bank SA	110,535	1,515,103
Powszechny Zaklad Ubezpieczen SA	7,207	1,021,665
Synthos SA	58,228	91,545
Tauron Polska Energia SA	123,804	218,767
Telekomunikacja Polska SA	76,729	262,044
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	73,204
TOTAL POLAND		7,993,916
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	227,729	403,139
Energias de Portugal SA	252,683	1,226,959
Galp Energia SGPS SA Class B	42,592	737,739
Jeronimo Martins SGPS SA	31,677	553,953
Portugal Telecom SGPS SA:
(Reg.) (d)	69,576	289,066
sponsored ADR (d)	9,124	37,865
TOTAL PORTUGAL		3,248,721
Russia - 1.0%
Federal Grid Co. of Unified Energy System (a)	23,194,927	35,901
Gazprom OAO	40,634	146,876
Gazprom OAO sponsored ADR (Reg. S)	696,471	5,022,949
LUKOIL Oil Co.	665	35,095
LUKOIL Oil Co. sponsored ADR (United Kingdom)	62,291	3,292,079
Magnit OJSC GDR (Reg. S)	31,708	1,491,861
Megafon OJSC GDR	9,597	249,522
Mobile TeleSystems OJSC sponsored ADR	63,310	1,061,076
Moscow Exchange MICEX-RTS OAO	117,000	173,373
Norilsk Nickel OJSC (a)	279	50,161
Norilsk Nickel OJSC ADR	64,511	1,163,133
NOVATEK OAO GDR (Reg. S)	11,136	1,150,349
Rosneft Oil Co. OJSC (a)	1,806	11,286
Rosneft Oil Co. OJSC GDR (Reg. S)	143,667	901,223
Rostelecom sponsored ADR	15,114	196,482
RusHydro JSC (a)	144,700	2,262
RusHydro JSC sponsored ADR	136,503	211,580
Sberbank (Savings Bank of the Russian Federation)	280,115	570,059
Common Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	262,028	$ 2,196,319
Severstal (a)	229	1,600
Severstal GDR (Reg. S)	24,951	175,655
Sistema JSFC sponsored GDR	13,547	322,419
Surgutneftegas:
(Reg.)	10,100	7,059
sponsored ADR	131,664	932,181
Tatneft OAO sponsored ADR	29,026	995,592
Uralkali OJSC	1,055	4,664
Uralkali OJSC GDR (Reg. S)	33,334	738,348
VTB Bank OJSC	2,224,000	2,413
VTB Bank OJSC sponsored GDR (Reg. S)	297,542	630,194
TOTAL RUSSIA		21,771,711
Singapore - 1.0%
Ascendas Real Estate Investment Trust	238,000	434,729
CapitaCommercial Trust (REIT)	223,000	284,598
CapitaLand Ltd.	298,000	760,629
CapitaMall Trust	297,000	472,613
CapitaMalls Asia Ltd.	146,000	257,366
City Developments Ltd.	49,000	423,283
ComfortDelgro Corp. Ltd.	231,000	390,620
DBS Group Holdings Ltd.	209,712	2,833,629
Global Logistic Properties Ltd.	388,000	882,029
Hutchison Port Holdings Trust	687,000	467,160
Jardine Cycle & Carriage Ltd.	14,000	523,841
Keppel Corp. Ltd.	174,400	1,464,810
Keppel Land Ltd.	84,000	231,826
Olam International Ltd.	193,363	343,942
Oversea-Chinese Banking Corp. Ltd.	315,404	2,427,733
SembCorp Industries Ltd.	113,000	484,015
SembCorp Marine Ltd.	98,000	318,146
Singapore Airlines Ltd.	64,000	529,888
Singapore Exchange Ltd.	115,000	634,761
Singapore Press Holdings Ltd.	191,000	638,343
Singapore Technologies Engineering Ltd.	185,000	563,691
Singapore Telecommunications Ltd.	976,000	2,981,638
StarHub Ltd.	69,000	228,404
United Overseas Bank Ltd.	156,856	2,722,491
UOL Group Ltd.	56,000	286,767
Common Stocks - continued
	Shares	Value
Singapore - continued
Wilmar International Ltd.	241,000	$ 653,585
Yangzijiang Shipbuilding Holdings Ltd.	218,000	191,274
TOTAL SINGAPORE		22,431,811
South Africa - 1.6%
African Bank Investments Ltd.	149,482	177,182
African Rainbow Minerals Ltd.	12,455	234,065
Anglo American Platinum Ltd. (a)	8,288	393,898
AngloGold Ashanti Ltd.	48,672	879,851
Aspen Pharmacare Holdings Ltd.	41,344	1,100,240
Assore Ltd.	4,439	171,547
Barclays Africa Group Ltd.	43,636	638,748
Barloworld Ltd.	26,057	283,864
Bidvest Group Ltd.	35,145	963,769
Discovery Holdings Ltd.	39,952	346,335
Exxaro Resources Ltd.	19,655	267,871
FirstRand Ltd.	388,035	1,425,924
Foschini Ltd.	21,073	217,330
Gold Fields Ltd.	86,910	368,874
Growthpoint Properties Ltd.	211,805	489,222
Harmony Gold Mining Co. Ltd. (a)	47,844	157,238
Impala Platinum Holdings Ltd. (a)	67,694	761,843
Imperial Holdings Ltd.	24,685	459,748
Investec Ltd.	31,076	272,965
Kumba Iron Ore Ltd.	9,322	331,518
Liberty Holdings Ltd.	13,850	165,916
Life Healthcare Group Holdings Ltd.	107,513	426,864
Massmart Holdings Ltd.	12,443	164,696
Mediclinic International Ltd.	47,333	330,685
MMI Holdings Ltd.	128,462	322,361
Mr Price Group Ltd.	28,346	426,517
MTN Group Ltd.	206,001	4,127,852
Nampak Ltd.	81,322	303,011
Naspers Ltd. Class N	48,394	4,563,172
Nedbank Group Ltd.	24,159	517,029
Netcare Ltd.	117,281	284,270
Northam Platinum Ltd. (a)	39,419	153,622
Pick 'n Pay Stores Ltd.	24,940	142,213
Pretoria Portland Cement Co. Ltd.	54,687	159,063
Rand Merchant Insurance Holdings Ltd.	77,956	222,297
Redefine Properties Ltd. unit	347,339	328,174
Remgro Ltd.	62,247	1,252,277
Common Stocks - continued
	Shares	Value
South Africa - continued
Reunert Ltd.	19,557	$ 128,267
RMB Holdings Ltd.	85,291	408,680
Sanlam Ltd.	224,664	1,201,212
Sappi Ltd. (a)	66,663	211,068
Sasol Ltd.	67,907	3,805,802
Shoprite Holdings Ltd.	54,092	903,324
Spar Group Ltd.	24,176	283,802
Standard Bank Group Ltd.	150,916	1,980,750
Steinhoff International Holdings Ltd.	163,811	850,313
Tiger Brands Ltd.	18,756	501,218
Transportation Hex Group Ltd. (a)	136	50
Truworths International Ltd.	58,831	471,688
Vodacom Group Ltd.	43,717	521,296
Woolworths Holdings Ltd.	88,724	602,991
TOTAL SOUTH AFRICA		35,702,512
Spain - 2.6%
Abertis Infraestructuras SA	47,852	1,075,809
ACS Actividades de Construccion y Servicios SA	21,723	930,492
Amadeus IT Holding SA Class A	46,004	1,911,837
Banco Bilbao Vizcaya Argentaria SA	676,280	8,330,244
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	45,453	561,345
Banco de Sabadell SA	424,280	1,442,131
Banco Popular Espanol SA	200,177	1,471,892
Banco Santander SA	27,526	273,695
Banco Santander SA:
(Spain)	1,293,743	12,867,146
(Spain) sponsored ADR (d)	117,474	1,170,041
Bankia SA (a)	488,138	994,834
Cintra Concesiones de Infrastructuras de Transporte SA	51,145	1,135,296
Criteria CaixaCorp SA	215,323	1,311,418
Distribuidora Internacional de Alimentacion SA	71,889	642,095
Enagas SA	22,711	699,480
Gas Natural SDG SA	43,517	1,247,614
Grifols SA	17,982	960,472
Iberdrola SA	587,910	4,106,732
Inditex SA	26,765	4,015,872
International Consolidated Airlines Group SA (a)	111,783	764,555
International Consolidated Airlines Group SA CDI (a)	12,980	88,560
MAPFRE SA (Reg.)	124,210	523,000
Red Electrica Corporacion SA	13,236	1,088,557
Repsol YPF SA	106,631	2,869,930
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA	469,320	$ 7,876,185
Telefonica SA sponsored ADR (d)	30,393	509,083
Zardoya Otis SA	18,810	329,854
TOTAL SPAIN		59,198,169
Sweden - 2.3%
Alfa Laval AB (d)	38,517	1,021,836
ASSA ABLOY AB (B Shares) (d)	40,367	2,136,865
Atlas Copco AB:
(A Shares) (d)	80,144	2,319,692
(B Shares) (d)	48,673	1,321,961
Boliden AB (d)	34,462	523,645
Electrolux AB (B Shares)	27,877	772,575
Elekta AB (B Shares) (d)	48,355	676,741
Getinge AB (B Shares)	23,290	684,494
H&M Hennes & Mauritz AB (B Shares) (d)	116,295	4,736,076
Hexagon AB (B Shares)	29,189	930,141
Husqvarna AB (B Shares) (d)	44,533	369,841
Industrivarden AB (C Shares)	15,145	316,773
Investment AB Kinnevik (B Shares)	27,360	961,484
Investor AB (B Shares) (d)	55,541	2,148,282
Lundin Petroleum AB (a)	26,515	566,413
Nordea Bank AB	370,938	5,359,667
Sandvik AB	129,929	1,833,377
Scania AB (B Shares)	39,359	1,192,477
Securitas AB (B Shares)	37,709	454,965
Skandinaviska Enskilda Banken AB (A Shares)	186,134	2,563,486
Skanska AB (B Shares)	48,680	1,113,272
SKF AB (B Shares)	48,343	1,249,058
Svenska Cellulosa AB (SCA) (B Shares)	70,918	1,986,123
Svenska Handelsbanken AB (A Shares)	60,453	3,033,714
Swedbank AB (A Shares)	109,717	2,914,110
Swedish Match Co. AB	25,536	875,392
Tele2 AB (B Shares)	40,537	517,451
Telefonaktiebolaget LM Ericsson:
(B Shares)	350,852	4,230,734
(B Shares) sponsored ADR (d)	23,312	279,511
TeliaSonera AB	295,133	2,140,579
Volvo AB (B Shares)	185,912	2,930,697
TOTAL SWEDEN		52,161,432
Common Stocks - continued
	Shares	Value
Switzerland - 6.6%
ABB Ltd.:
(Reg.)	251,371	$ 6,052,032
sponsored ADR (d)	17,973	429,914
Actelion Ltd.	12,680	1,245,524
Adecco SA (Reg.)	16,387	1,369,462
Aryzta AG	10,729	990,491
Baloise Holdings AG	5,829	708,673
Barry Callebaut AG	292	396,478
Coca-Cola HBC AG	10,662	269,666
Coca-Cola HBC AG sponsored ADR	14,938	376,288
Compagnie Financiere Richemont SA Series A	64,134	6,507,404
Credit Suisse Group AG	172,575	5,471,082
Credit Suisse Group AG sponsored ADR	13,116	415,384
Ems-Chemie Holding AG	944	367,635
Geberit AG (Reg.)	4,633	1,543,982
Givaudan SA	1,127	1,776,104
Holcim Ltd. (Reg.)	28,598	2,619,019
Julius Baer Group Ltd.	27,756	1,297,761
Kuehne & Nagel International AG	6,632	905,768
Lindt & Spruengli AG	12	699,875
Lindt & Spruengli AG (participation certificate)	113	549,528
Lonza Group AG	6,082	635,428
Nestle SA	393,346	30,399,449
Novartis AG	264,888	23,027,396
Novartis AG sponsored ADR	15,706	1,365,480
Pargesa Holding SA	2,924	265,124
Partners Group Holding AG	2,021	552,956
Roche Holding AG (participation certificate)	85,802	25,169,699
Schindler Holding AG:
(participation certificate)	5,961	922,495
(Reg.)	2,416	368,398
SGS SA (Reg.)	672	1,675,991
Sika AG (Bearer)	263	1,063,535
Sonova Holding AG Class B	6,174	890,919
Sulzer AG (Reg.)	2,800	430,769
Swatch Group AG (Bearer)	3,756	2,409,115
Swatch Group AG (Bearer) (Reg.)	5,143	619,427
Swiss Life Holding AG	4,016	986,546
Swiss Prime Site AG	6,483	544,731
Swiss Re Ltd.	43,267	3,778,058
Swisscom AG	2,836	1,723,963
Common Stocks - continued
	Shares	Value
Switzerland - continued
Syngenta AG:
sponsored ADR	4,350	$ 341,693
(Switzerland)	10,543	4,174,940
Transocean Ltd. (Switzerland)	43,835	1,869,251
UBS AG	413,308	8,643,874
UBS AG (NY Shares)	32,977	689,549
Zurich Insurance Group AG	18,179	5,207,279
TOTAL SWITZERLAND		151,748,135
Taiwan - 2.4%
Acer, Inc. (a)	301,013	186,103
Advanced Semiconductor Engineering, Inc.	764,639	891,353
Advantech Co. Ltd.	41,400	267,624
Asia Cement Corp.	258,613	340,354
Asia Pacific Telecom Co. Ltd.	157,000	75,207
ASUSTeK Computer, Inc.	82,422	852,486
AU Optronics Corp. (a)	1,023,000	389,329
Catcher Technology Co. Ltd.	81,000	683,380
Cathay Financial Holding Co. Ltd.	964,026	1,361,407
Chang Hwa Commercial Bank	630,587	366,869
Cheng Shin Rubber Industry Co. Ltd.	193,513	555,543
Cheng Uei Precision Industries Co. Ltd.	51,270	103,167
Chicony Electronics Co. Ltd.	49,413	128,588
China Airlines Ltd. (a)	299,835	100,391
China Development Finance Holding Corp.	1,634,819	468,787
China Life Insurance Co. Ltd.	251,258	219,894
China Motor Co. Ltd.	78,000	70,591
China Petrochemical Development Corp.	165,050	65,111
China Steel Corp.	1,410,217	1,185,096
Chinatrust Financial Holding Co. Ltd.	1,649,147	981,326
Chunghwa Picture Tubes, Ltd. (a)	551	34
Chunghwa Telecom Co. Ltd.	467,400	1,463,159
Clevo Co. Ltd.	47,544	87,474
Compal Electronics, Inc.	492,394	351,762
CTCI Corp.	70,000	111,850
Delta Electronics, Inc.	223,000	1,367,622
E.SUN Financial Holdings Co. Ltd.	531,224	321,388
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	48,390	5,213
ECLAT Textile Co. Ltd.	22,000	240,672
EPISTAR Corp.	95,000	207,538
EVA Airways Corp. (a)	196,100	99,462
Evergreen Marine Corp. (Taiwan) (a)	188,199	106,997
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far Eastern Department Stores Co. Ltd.	114,246	$ 106,423
Far Eastern Textile Ltd.	388,882	398,351
Far EasTone Telecommunications Co. Ltd.	211,000	456,757
Farglory Land Development Co. Ltd.	42,725	70,109
Feng Hsin Iron & Steel Co.	43,000	72,129
First Financial Holding Co. Ltd.	831,887	488,121
Formosa Chemicals & Fibre Corp.	392,620	950,134
Formosa International Hotel Corp.	3,531	41,554
Formosa Petrochemical Corp.	132,000	332,128
Formosa Plastics Corp.	500,640	1,291,203
Formosa Taffeta Co. Ltd.	92,000	96,223
Foxconn Technology Co. Ltd.	115,815	287,949
Fubon Financial Holding Co. Ltd.	804,487	1,040,095
Giant Manufacturing Co. Ltd.	31,042	242,857
Hermes Microvision, Inc.	4,000	165,752
Highwealth Construction Corp.	42,000	93,703
HIWIN Technologies Corp.	20,139	191,606
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,391,024	3,993,392
Hotai Motor Co. Ltd.	28,000	328,587
HTC Corp.	86,057	442,188
Hua Nan Financial Holdings Co. Ltd.	622,123	350,602
Innolux Corp. (a)	807,170	278,284
Inventec Corp.	277,209	255,471
Kinsus Interconnect Technology Corp.	32,000	120,933
Largan Precision Co. Ltd.	12,000	749,863
Lee Chang Yung Chemical Industry Corp.	45,809	47,152
Lite-On Technology Corp.	276,861	423,109
MediaTek, Inc.	170,989	2,675,467
Mega Financial Holding Co. Ltd.	1,170,906	896,651
Merida Industry Co. Ltd.	21,000	140,624
Nan Ya Plastics Corp.	602,980	1,321,277
Nankang Rubber Tire Co. Ltd. (a)	58,164	66,136
Novatek Microelectronics Corp.	63,000	291,343
Pegatron Corp.	189,652	287,633
Phison Electronics Corp.	16,199	110,086
Pou Chen Corp.	241,240	307,093
Powertech Technology, Inc.	80,700	130,686
President Chain Store Corp.	78,000	580,498
Quanta Computer, Inc.	312,000	856,396
Radiant Opto-Electronics Corp.	51,672	208,123
Realtek Semiconductor Corp.	50,744	144,836
Ruentex Development Co. Ltd.	77,031	136,363
Common Stocks - continued
	Shares	Value
Taiwan - continued
Ruentex Industries Ltd.	54,484	$ 129,502
ScinoPharm Taiwan Ltd.	18,720	50,949
Shin Kong Financial Holding Co. Ltd.	795,461	241,021
Siliconware Precision Industries Co. Ltd.	380,000	563,679
Simplo Technology Co. Ltd.	32,971	171,602
Sinopac Holdings Co.	744,970	332,162
Standard Foods Corp.	38,964	107,209
Synnex Technology International Corp.	156,496	243,573
Taishin Financial Holdings Co. Ltd.	909,786	413,190
Taiwan Business Bank	361,370	105,420
Taiwan Cement Corp.	421,110	668,683
Taiwan Cooperative Financial Holding Co. Ltd.	640,335	340,700
Taiwan Fertilizer Co. Ltd.	89,000	177,023
Taiwan Glass Industry Corp.	112,210	102,667
Taiwan Mobile Co. Ltd.	219,400	708,411
Taiwan Semiconductor Manufacturing Co. Ltd.	3,024,000	11,895,179
TECO Electric & Machinery Co. Ltd.	254,000	276,183
Transcend Information, Inc.	23,000	75,941
TSRC Corp.	64,710	95,031
U-Ming Marine Transport Corp.	42,000	70,730
Unified-President Enterprises Corp.	564,715	956,621
Unimicron Technology Corp.	141,000	119,894
United Microelectronics Corp.	1,510,000	659,092
Vanguard International Semiconductor Corp.	90,000	122,922
Walsin Lihwa Corp. (a)	388,000	127,338
Wan Hai Lines Ltd.	69,850	34,849
Wistron Corp.	262,819	219,557
WPG Holding Co. Ltd.	172,107	211,671
Yang Ming Marine Transport Corp. (a)	176,100	72,097
Yuanta Financial Holding Co. Ltd.	976,157	487,019
Yulon Motor Co. Ltd.	88,000	136,819
TOTAL TAIWAN		55,040,398
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	132,000	987,145
Airports of Thailand PCL (For. Reg.)	57,100	344,082
Bangkok Bank PCL	66,000	385,476
Bangkok Bank PCL (For. Reg.)	61,400	358,609
Bangkok Dusit Medical Service PCL (For. Reg.)	369,000	168,764
Banpu PCL (For. Reg.)	102,000	94,561
BEC World PCL (For. Reg.)	114,000	192,877
BTS Group Holdings PCL	632,900	163,310
Common Stocks - continued
	Shares	Value
Thailand - continued
C.P. ALL PCL (For. Reg.)	567,300	$ 736,298
Central Pattana PCL (For. Reg.)	159,300	222,754
Charoen Pokphand Foods PCL (For. Reg.)	324,400	270,667
Glow Energy PCL (For. Reg.)	59,300	142,478
Home Product Center PCL (For. Reg.)	413,123	114,260
Indorama Ventures PCL (For. Reg.)	177,500	130,547
IRPC PCL (For. Reg.)	1,226,500	139,478
Kasikornbank PCL	85,300	517,968
Kasikornbank PCL (For. Reg.)	150,200	912,061
Krung Thai Bank PCL (For. Reg.)	443,675	248,162
Minor International PCL (For. Reg.)	153,100	116,386
PTT Exploration and Production PCL (For. Reg.)	166,551	820,917
PTT Global Chemical PCL (For. Reg.)	200,286	431,704
PTT PCL (For. Reg.)	101,400	980,785
Siam Cement PCL	8,900	119,913
Siam Cement PCL (For. Reg.)	42,400	571,273
Siam Commercial Bank PCL (For. Reg.)	223,300	1,142,032
Thai Oil PCL (For. Reg.)	86,100	139,021
TMB PCL (For. Reg.)	1,973,100	140,239
True Corp. PCL (For. Reg.) (a)	572,800	119,481
TOTAL THAILAND		10,711,248
Turkey - 0.3%
Akbank T.A.S.	209,739	732,058
Anadolu Efes Biracilik Ve Malt Sanayii A/S	26,229	313,647
Arcelik A/S	26,298	161,907
Bim Birlesik Magazalar A/S JSC	25,160	580,877
Coca-Cola Icecek Sanayi A/S	6,845	160,302
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	393,935
Enka Insaat ve Sanayi A/S	43,213	130,976
Eregli Demir ve Celik Fabrikalari T.A.S.	162,389	225,332
Ford Otomotiv Sanayi A/S	8,511	96,132
Haci Omer Sabanci Holding A/S	93,148	392,611
Koc Holding A/S	73,320	327,441
Koza Altin Isletmeleri A/S	3,700	36,885
TAV Havalimanlari Holding A/S	22,752	182,098
Tofas Turk Otomobil Fabrikasi A/S	15,095	92,219
Tupras Turkiye Petrol Rafinelleri A/S	15,162	341,074
Turk Hava Yollari AO	99,558	318,257
Turk Sise ve Cam Fabrikalari A/S	64,468	80,602
Turk Telekomunikasyon A/S	48,105	144,209
Turkcell Iletisim Hizmet A/S (a)	92,943	542,831
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Garanti Bankasi A/S	304,739	$ 1,122,567
Turkiye Halk Bankasi A/S	75,648	505,144
Turkiye Is Bankasi A/S Series C	185,156	435,806
Turkiye Vakiflar Bankasi TAO	79,560	166,162
Ulker Biskuvi Sanayi A/S	16,952	129,254
Yapi ve Kredi Bankasi A/S	88,770	184,557
TOTAL TURKEY		7,796,883
United Kingdom - 14.5%
3i Group PLC	120,568	773,148
Aberdeen Asset Management PLC	118,180	871,569
Admiral Group PLC	23,632	557,806
Aggreko PLC	32,930	876,796
AMEC PLC	34,926	728,268
Anglo American PLC (United Kingdom)	171,211	4,577,006
Antofagasta PLC	46,780	621,599
ARM Holdings PLC	157,762	2,387,762
ARM Holdings PLC sponsored ADR	3,940	179,349
ASOS PLC (a)	6,300	454,622
Associated British Foods PLC	42,853	2,149,608
AstraZeneca PLC:
(United Kingdom)	143,013	11,288,688
sponsored ADR	10,274	812,160
Aviva PLC	349,211	3,112,098
Aviva PLC sponsored ADR (d)	4,211	75,503
Babcock International Group PLC	43,915	885,304
Babcock International Group PLC rights 5/6/14 (a)	16,890	114,068
BAE Systems PLC	391,670	2,645,183
Barclays PLC	1,768,636	7,552,163
Barclays PLC sponsored ADR	25,880	442,807
BG Group PLC	416,918	8,433,014
BHP Billiton PLC	244,460	7,936,244
BHP Billiton PLC ADR (d)	7,219	467,069
BP PLC	2,204,945	18,616,614
BP PLC sponsored ADR	11,692	591,849
British American Tobacco PLC:
(United Kingdom)	216,890	12,524,311
sponsored ADR	6,978	802,610
British Land Co. PLC	113,867	1,327,507
British Sky Broadcasting Group PLC	125,228	1,860,628
BT Group PLC	938,405	5,858,134
BT Group PLC sponsored ADR	2,807	175,915
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Bunzl PLC	40,686	$ 1,154,750
Burberry Group PLC	54,614	1,369,323
Capita Group PLC	80,120	1,467,729
Capital Shopping Centres Group PLC	116,127	572,521
Carnival PLC	19,890	795,179
Carnival PLC sponsored ADR (d)	3,896	155,489
Centrica PLC	624,666	3,480,464
Cobham PLC	135,190	704,623
Compass Group PLC	217,590	3,460,710
Croda International PLC	15,879	690,628
Diageo PLC	286,667	8,783,425
Diageo PLC sponsored ADR	5,128	629,616
Direct Line Insurance Group PLC	142,019	600,182
easyJet PLC	17,842	493,137
Fresnillo PLC	21,794	313,326
G4S PLC (United Kingdom)	190,609	759,505
GKN PLC	200,868	1,302,319
GlaxoSmithKline PLC	557,618	15,407,299
GlaxoSmithKline PLC sponsored ADR	17,928	992,673
Hammerson PLC	83,867	807,834
Hargreaves Lansdown PLC	25,258	498,954
HSBC Holdings PLC:
(United Kingdom)	2,187,275	22,348,751
sponsored ADR (d)	28,710	1,473,397
ICAP PLC	65,536	458,206
IMI PLC	32,662	827,198
Imperial Tobacco Group PLC	118,495	5,115,712
Inmarsat PLC	55,521	682,439
InterContinental Hotel Group PLC	28,517	974,612
InterContinental Hotel Group PLC ADR (d)	7,019	241,594
Intertek Group PLC	19,765	969,768
Investec PLC	68,410	602,350
ITV PLC	475,804	1,462,092
J Sainsbury PLC	151,074	856,281
Johnson Matthey PLC	25,075	1,385,678
Kingfisher PLC	285,694	2,016,771
Land Securities Group PLC	96,568	1,731,542
Legal & General Group PLC	725,555	2,594,607
Lloyds Banking Group PLC (a)	5,771,998	7,360,527
Lloyds Banking Group PLC sponsored ADR (a)(d)	81,591	421,825
London Stock Exchange Group PLC	21,620	661,438
Marks & Spencer Group PLC	196,296	1,461,921
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Meggitt PLC	98,456	$ 792,433
Melrose PLC	137,531	662,952
National Grid PLC	425,007	6,040,738
National Grid PLC sponsored ADR	6,086	432,471
Next PLC	18,929	2,083,774
Old Mutual PLC	604,973	2,039,809
Pearson PLC	88,989	1,668,720
Pearson PLC sponsored ADR	10,528	197,611
Persimmon PLC	37,152	822,984
Prudential PLC	291,476	6,700,782
Prudential PLC ADR	10,458	483,055
Reckitt Benckiser Group PLC	79,403	6,401,557
Reed Elsevier PLC	137,764	2,028,278
Reed Elsevier PLC sponsored ADR	1,404	83,033
Rexam PLC	98,271	822,967
Rio Tinto PLC	148,468	8,071,871
Rio Tinto PLC sponsored ADR (d)	7,367	399,954
Rolls-Royce Group PLC	228,289	4,047,153
Royal & Sun Alliance Insurance Group PLC	630,384	1,044,650
Royal Bank of Scotland Group PLC (a)	248,541	1,259,222
Royal Bank of Scotland Group PLC sponsored ADR (a)(d)	7,317	74,341
Royal Dutch Shell PLC:
Class A (Netherlands)	101,915	4,031,535
Class A (United Kingdom)	355,968	14,072,920
Class A sponsored ADR	9,199	724,329
Class B (United Kingdom)	298,687	12,682,552
Royal Mail PLC	81,125	725,264
SABMiller PLC	117,801	6,405,420
Sage Group PLC	135,444	975,107
Schroders PLC	11,815	509,882
Scottish & Southern Energy PLC	118,150	3,042,138
Segro PLC	88,537	523,051
Serco Group PLC	58,058	333,383
Severn Trent PLC	28,762	895,964
Smith & Nephew PLC	98,209	1,531,388
Smith & Nephew PLC sponsored ADR	1,909	148,787
Smiths Group PLC	49,030	1,105,143
Standard Chartered PLC (United Kingdom)	296,747	6,420,669
Standard Life PLC	293,941	1,896,820
Tate & Lyle PLC	57,354	678,824
Tesco PLC	990,453	4,906,635
The Weir Group PLC	25,934	1,177,869
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Travis Perkins PLC	30,008	$ 863,847
TUI Travel PLC	51,507	372,034
Tullow Oil PLC	110,537	1,642,350
Unilever PLC	146,777	6,565,791
Unilever PLC sponsored ADR	10,196	456,169
United Utilities Group PLC	83,216	1,118,395
Vodafone Group PLC	3,093,153	11,743,500
Vodafone Group PLC sponsored ADR	12,032	456,735
Whitbread PLC	21,561	1,485,267
William Hill PLC	100,597	602,451
WM Morrison Supermarkets PLC	271,014	919,278
TOTAL UNITED KINGDOM		332,957,649
United States of America - 0.0%
Alumina Ltd. sponsored ADR (a)	8,422	41,773
Southern Copper Corp.	19,553	589,327
TOTAL UNITED STATES OF AMERICA		631,100
TOTAL COMMON STOCKS (Cost $1,965,410,703)		2,219,006,494
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.0%
AES Tiete SA (PN) (non-vtg.)	13,600	106,799
Ambev SA sponsored ADR	66,500	482,125
Banco Bradesco SA:
(PN)	219,079	3,261,008
(PN) sponsored ADR	41,987	624,347
Banco do Brasil SA sponsored ADR	5,600	59,136
Banco do Estado Rio Grande do Sul SA	19,900	111,649
Banco Santander SA (Brasil) ADR	13,800	91,770
Bradespar SA (PN)	28,000	242,359
Brasil Foods SA sponsored ADR	9,700	219,220
Braskem SA (PN-A)	16,400	111,944
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,800	134,597
Cielo SA sponsored ADR	5,760	100,339
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	14,101	667,185
sponsored ADR	2,200	104,632
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	79,632
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	84,204	$ 641,608
(PN) sponsored ADR (non-vtg.)	12,911	97,349
Companhia Energetica de Sao Paulo Series B	20,000	237,067
Companhia Paranaense de Energia-Copel (PN-B)	11,900	170,515
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	44,118
Embraer SA sponsored ADR	3,625	124,700
Fibria Celulose SA sponsored ADR (a)(d)	7,900	78,447
Gerdau SA:
(PN)	83,550	500,982
sponsored	17,150	103,072
Itau Unibanco Holding SA	254,190	4,195,175
Itau Unibanco Holding SA sponsored ADR	51,205	837,714
Itausa-Investimentos Itau SA (PN)	354,821	1,559,478
Lojas Americanas SA (PN)	48,825	369,842
Marcopolo SA (PN)	42,000	77,040
Metalurgica Gerdau SA (PN)	31,600	229,019
Oi SA (PN)	89,903	86,284
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	442,440	3,287,916
(PN) sponsored (non-vtg.)	41,350	611,980
sponsored ADR	30,750	426,810
Suzano Papel e Celulose SA	37,600	122,593
Telefonica Brasil SA	32,440	681,462
Telefonica Brasil SA sponsored ADR	5,940	125,928
TIM Participacoes SA sponsored ADR	1,933	52,017
Ultrapar Participacoes SA sponsored ADR	5,800	144,362
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	43,100	168,553
Vale SA:
(PN-A)	201,500	2,387,546
(PN-A) sponsored ADR (d)	32,200	382,214
TOTAL BRAZIL		24,140,533
Chile - 0.0%
Embotelladora Andina SA Class B	29,000	116,667
Sociedad Quimica y Minera de Chile SA (PN-B)	11,319	360,901
TOTAL CHILE		477,568
Colombia - 0.1%
Banco Davivienda SA	14,145	201,448
BanColombia SA (PN)	49,551	701,082
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - continued
Grupo Aval Acciones y Valores SA	188,033	$ 127,195
Grupo de Inversiones Suramerica SA	13,828	272,765
Inversiones Argos SA	12,012	132,366
TOTAL COLOMBIA		1,434,856
France - 0.1%
Air Liquide SA	11,430	1,634,899
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,465	635,918
FUCHS PETROLUB AG	4,031	404,723
Henkel AG & Co. KGaA	21,368	2,379,596
Porsche Automobil Holding SE (Germany)	18,439	2,029,880
RWE AG (non-vtg.)	3,046	87,792
Volkswagen AG	17,890	4,817,502
TOTAL GERMANY		10,355,411
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	678,953	674,863
Korea (South) - 0.2%
Hyundai Motor Co.	3,186	400,910
Hyundai Motor Co. Series 2	4,589	644,086
LG Chemical Ltd.	1,007	145,723
Samsung Electronics Co. Ltd.	2,333	2,341,808
TOTAL KOREA (SOUTH)		3,532,527
Russia - 0.0%
AK Transneft OAO (a)	189	418,479
Sberbank (Savings Bank of the Russian Federation)	74,675	126,104
Surgutneftegas	472,517	328,938
TOTAL RUSSIA		873,521
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	30,590,726	51,649
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $43,719,833)		43,175,827
U.S. Government and Government Agency Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 5/1/14 to 9/18/14 (f) (Cost $7,498,933)	$ 7,500,000	$ 7,499,660
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	31,962,921	31,962,921
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	120,034,170	120,034,170
TOTAL MONEY MARKET FUNDS (Cost $151,997,091)		151,997,091
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,168,626,560)		2,421,679,072
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(123,240,612)
NET ASSETS - 100%		$ 2,298,438,460
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
267 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	$ 25,689,405	$ 280,055
163 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	8,105,175	(43,015)
17 TME S&P/TSX 60 Index Contracts (Canada)	June 2014	2,593,623	38,462
TOTAL EQUITY INDEX CONTRACTS		$ 36,388,203	$ 275,502

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,130 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,093,700.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,401
Fidelity Securities Lending Cash Central Fund	610,994
Total	$ 635,395
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 238,524,668	$ 197,454,610	$ 41,070,058	$ -
Consumer Staples	226,443,748	138,709,332	87,734,416	-
Energy	214,755,594	121,693,497	93,062,097	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 603,116,403	$ 438,744,867	$ 164,371,536	$ -
Health Care	185,811,304	74,513,890	111,297,414	-
Industrials	250,251,835	222,567,349	26,512,372	1,172,114
Information Technology	149,722,534	100,384,304	49,338,230	-
Materials	196,598,238	149,139,706	47,458,532	-
Telecommunica- tion Services	118,200,808	61,512,515	56,688,293	-
Utilities	78,757,189	70,767,231	7,989,958	-
U.S. Government and Government Agency Obligations	7,499,660	-	7,499,660	-
Money Market Funds	151,997,091	151,997,091	-	-
Total Investments in Securities:	$ 2,421,679,072	$ 1,727,484,392	$ 693,022,566	$ 1,172,114
Derivative Instruments:
Assets
Futures Contracts	$ 318,517	$ 318,517	$ -	$ -
Liabilities
Futures Contracts	$ (43,015)	$ (43,015)	$ -	$ -
Total Derivative Instruments:	$ 275,502	$ 275,502	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 64,617,611
Level 2 to Level 1	$ 182,538,271
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 318,517	$ (43,015)
Total Value of Derivatives	$ 318,517	$ (43,015)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,307,871) - See accompanying schedule: Unaffiliated issuers (cost $2,016,629,469)	$ 2,269,681,981
Fidelity Central Funds (cost $151,997,091)	151,997,091
Total Investments (cost $2,168,626,560)		$ 2,421,679,072
Cash		10,457
Foreign currency held at value (cost $3,594,988)		3,609,421
Receivable for investments sold		122,549
Dividends receivable		8,494,396
Distributions receivable from Fidelity Central Funds		270,907
Receivable for daily variation margin for derivative instruments		116,537
Other receivables		1,031
Total assets		2,434,304,370

Liabilities
Payable for fund shares redeemed	$ 15,254,768
Accrued management fee	380,237
Other payables and accrued expenses	196,735
Collateral on securities loaned, at value	120,034,170
Total liabilities		135,865,910

Net Assets		$ 2,298,438,460
Net Assets consist of:
Paid in capital		$ 2,027,569,924
Undistributed net investment income		31,626,222
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,962,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		253,204,464
Net Assets, for 184,316,898 shares outstanding		$ 2,298,438,460
Net Asset Value, offering price and redemption price per share ($2,298,438,460 ÷ 184,316,898 shares)		$ 12.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 41,133,779
Interest		3,854
Income from Fidelity Central Funds		635,395
Income before foreign taxes withheld		41,773,028
Less foreign taxes withheld		(2,547,609)
Total income		39,225,419

Expenses
Management fee	$ 2,093,666
Independent trustees' compensation	3,793
Interest	301
Miscellaneous	1,838
Total expenses before reductions	2,099,598
Expense reductions	(26)	2,099,572
Net investment income (loss)		37,125,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,390,262)
Foreign currency transactions	24,282
Futures contracts	(1,963,805)
Total net realized gain (loss)		(3,329,785)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $59,294)	36,279,337
Assets and liabilities in foreign currencies	156,781
Futures contracts	88,815
Total change in net unrealized appreciation (depreciation)		36,524,933
Net gain (loss)		33,195,148
Net increase (decrease) in net assets resulting from operations		$ 70,320,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,125,847	$ 35,665,329
Net realized gain (loss)	(3,329,785)	158,463
Change in net unrealized appreciation (depreciation)	36,524,933	209,700,540
Net increase (decrease) in net assets resulting from operations	70,320,995	245,524,332
Distributions to shareholders from net investment income	(37,441,482)	(24,958,322)
Distributions to shareholders from net realized gain	(2,229,612)	(1,833,673)
Total distributions	(39,671,094)	(26,791,995)
Share transactions Proceeds from sales of shares	636,728,271	616,395,300
Reinvestment of distributions	39,671,095	26,791,994
Cost of shares redeemed	(132,481,075)	(165,779,887)
Net increase (decrease) in net assets resulting from share transactions	543,918,291	477,407,407
Total increase (decrease) in net assets	574,568,192	696,139,744

Net Assets
Beginning of period	1,723,870,268	1,027,730,524
End of period (including undistributed net investment income of $31,626,222 and undistributed net investment income of $31,941,857, respectively)	$ 2,298,438,460	$ 1,723,870,268
Other Information Shares
Sold	52,329,118	54,362,900
Issued in reinvestment of distributions	3,321,991	2,532,325
Redeemed	(10,885,683)	(14,781,206)
Net increase (decrease)	44,765,426	42,114,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 10.55	$ 10.24	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.21	.31	.31	.31	.23	.01
Net realized and unrealized gain (loss)	.16	1.75	.19	(.96)	1.09	(.25)
Total from investment operations	.37	2.06	.50	(.65)	1.32	(.24)
Distributions from net investment income	(.24)	(.25)	(.19)	(.11)	(.03)	-
Distributions from net realized gain	(.01)	(.02)	-	(.05)	-	-
Total distributions	(.25)	(.26) J	(.19)	(.16)	(.03)	-
Net asset value, end of period	$ 12.47	$ 12.35	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Total Return B, C	3.08%	19.97%	5.08%	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.20%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.24%	.25%	.25% A
Expenses net of all reductions	.20% A	.20%	.20%	.24%	.18%	.25% A
Net investment income (loss)	3.54% A	2.73%	3.09%	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,298,438	$ 1,723,870	$ 1,027,731	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	3% A	1%	1%	17%	8%	-% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 29, 2009 (commencement of operations) to October 31, 2009. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than 1%. JTotal distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

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one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing

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vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

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Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 370,075,801
Gross unrealized depreciation	(117,070,043)
Net unrealized appreciation (depreciation) on securities and other investments	$ 253,005,758

Tax cost	$ 2,168,673,314

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(450,448)
Long-term	(2,962,320)
Total no expiration	(3,412,768)
Total capital loss carryforward	$ (6,098,561)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from

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Risk Exposures and the Use of Derivative Instruments - continued

underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized

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4. Derivative Instruments - continued

Futures Contracts - continued

appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(1,963,805) and a change in net unrealized appreciation (depreciation) of $88,815 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $635,726,266 and $29,944,479, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

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Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,436,500.31%		$ 301

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,838 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $610,994.

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGX-SANN-0614
1.899282.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2014